     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 9, 2008

                                                             FILE NO. 333-109529

                                                                     811-3072-03

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                       SECURITIES AND EXCHANGE COMMISSION

                            WASHINGTON, D. C. 20549

                                  ------------

                                    FORM N-6

                             REGISTRATION STATEMENT
                                     UNDER
                           THE SECURITIES ACT OF 1933

                                  ------------

PRE-EFFECTIVE AMENDMENT NO.                                                 / /
POST-EFFECTIVE AMENDMENT NO. 13                                             /X/

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 103                                                           /X/

                        HARTFORD LIFE INSURANCE COMPANY
                             SEPARATE ACCOUNT VL I

                           (Exact Name of Registrant)

                        HARTFORD LIFE INSURANCE COMPANY

                              (Name of Depositor)

                                 P.O. BOX 2999
                            HARTFORD, CT 06104-2999

                   (Address of Depositor's Principal Offices)

                                 (860) 843-3585

              (Depositor's Telephone Number, Including Area Code)

                              JERRY K. SCHEINFELDT
                        HARTFORD LIFE INSURANCE COMPANY
                                 P.O. BOX 2999
                            HARTFORD, CT 06104-2999

                    (Name and Address of Agent for Service)

                                  ------------

     INDIVIDUAL VARIABLE LIFE CONTRACTS -- THE REGISTRANT HAS REGISTERED AN INDEFINITE AMOUNT OF SECURITIES PURSUANT TO RULE 24F-2 OF THE INVESTMENT COMPANY
                            ACT OF 1940, AS AMENDED.

                                  ------------

It is proposed that this filing will become effective:

/ /    immediately upon filing pursuant to paragraph (b) of Rule 485
/X/    on May 1, 2008 pursuant to paragraph (b) of Rule 485
/ /    60 days after filing pursuant to paragraph (a)(1) of Rule 485
/ /    on   , pursuant to paragraph (a)(1) of Rule 485
/ / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

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                        NOTICE TO EXISTING POLICY OWNERS

This product prospectus will be distributed to prospective purchasers in connection with sales occurring on or after May 1, 2008. However, it will also be distributed to owners who purchase their policy before May 1, 2008.

Prospectuses for policies often undergo certain changes in their terms from year to year to reflect any changes in the policies. The changes include such things as the liberalization of benefits, the exercise of rights reserved under the policy, the alteration of administrative procedures and changes in the investment options available. Any such change may OR MAY NOT apply to policies issued prior to the effective date of the change. This product prospectus reflects the status of the product as of May 1, 2008. Therefore, this prospectus may contain information that is inapplicable to your policy. You should consult your policy to verify whether any particular provision applies to you and which investment options you may elect. In the event of any conflict between this prospectus and your policy, the terms of your policy will control.

                                     PART A

STAG ACCUMULATOR II VARIABLE UNIVERSAL LIFE

FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE POLICIES ISSUED BY:

HARTFORD LIFE INSURANCE COMPANY -- HARTFORD LIFE INSURANCE COMPANY

SEPARATE ACCOUNT VL I OR

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY SEPARATE ACCOUNT VL I
P.O. BOX 2999
HARTFORD, CT 06104-2999

TELEPHONE: (800) 231-5423


PROSPECTUS DATED MAY 1, 2008


                                                             [THE HARTFORD LOGO]

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This Prospectus describes information you should know before you purchase Stag Accumulator II Variable Universal Life insurance policy (policy). This prospectus describes two policies (one issued by Hartford Life Insurance Company and one issued by Hartford Life and Annuity Insurance Company). Refer to your policy to identify which policy you own. Please read it carefully before you purchase your variable life insurance policy. Although this prospectus is primarily designed for potential purchasers of the policy, you may have previously purchased a policy and be receiving this prospectus as a current policy owner. If you are a current policy owner, you should note that the options, features and charges of the policy may have varied over time. For more information about the particular options, features and charges applicable to you, please contact your financial professional and/or refer to your policy. Some policy features may not be available in some states.

Stag Accumulator II Variable Universal Life is a contract between you and Hartford Life Insurance Company or Hartford Life and Annuity Insurance Company. Hartford Life and Annuity Insurance Company does not solicit or issue insurance products in New York. Refer to the first page of your Policy for the name of the issuing company. The issuing company referred to in this prospectus as the Company. You agree to make sufficient premium payments to us, and we agree to pay a death benefit to your beneficiary. The policy is a flexible premium variable life insurance policy. It is:


X Flexible premium, generally, you may decide when to make premium payments and in what amounts.


X Variable, because the value of your life insurance policy will fluctuate with the performance of the Sub-Accounts you select and the Fixed Account.


The Policy offers a variety of Sub-Accounts. Each Sub-Account, in turn, invests in one of the following Underlying Funds.



AIM VARIABLE INSURANCE FUNDS



  AIM V.I. Capital Appreciation Fund -- Series I
  AIM V.I. Capital Development Fund -- Series I
  AIM V.I. International Growth Fund -- Series I*
  AIM V.I. Mid Cap Core Equity Fund -- Series I
  AIM V.I. Small Cap Equity Fund -- Series I



ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.



  AllianceBernstein VPS International Growth Portfolio -- Class B
  AllianceBernstein VPS International Value Portfolio --
  Class B
  AllianceBernstein VPS Small/Mid Cap Value Portfolio --
  Class B



AMERICAN FUNDS INSURANCE SERIES



  American Funds Asset Allocation Fund -- Class 2
  American Funds Blue Chip Income and Growth Fund -- Class 2
  American Funds Bond Fund -- Class 2
  American Funds Global Growth Fund -- Class 2
  American Funds Global Small Capitalization Fund --
  Class 2
  American Funds Growth Fund -- Class 2
  American Funds Growth-Income Fund -- Class 2
  American Funds International Fund -- Class 2
  American Funds New World Fund -- Class 2



FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS



  Fidelity VIP Contrafund(R) Portfolio -- Service Class 2
  Fidelity VIP Equity-Income Portfolio -- Initial Class
  Fidelity VIP Equity-Income Portfolio -- Service Class 2
  Fidelity VIP Freedom 2010 Portfolio -- Service Class 2*
  Fidelity VIP Freedom 2020 Portfolio -- Service Class 2*
  Fidelity VIP Freedom 2030 Portfolio -- Service Class 2*
  Fidelity VIP Mid Cap Portfolio -- Service Class 2



FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST



  Franklin Income Securities Fund -- Class 2
  Franklin Small Cap Value Securities Fund -- Class 2
  Franklin Strategic Income Securities Fund -- Class 1*
  Mutual Discovery Securities Fund -- Class 2
  Mutual Shares Securities Fund -- Class 2
  Templeton Global Income Securities Fund -- Class 2
  Templeton Growth Securities Fund -- Class 2



HARTFORD HLS SERIES FUND II, INC.



  Hartford Growth Opportunities HLS Fund -- Class IA
  Hartford Value Opportunities HLS Fund -- Class IA

HARTFORD SERIES FUND, INC.



  Hartford Advisers HLS Fund -- Class IA
  Hartford Capital Appreciation HLS Fund -- Class IA*
  Hartford Disciplined Equity HLS Fund -- Class IA
  Hartford Dividend and Growth HLS Fund -- Class IA
  Hartford Index HLS Fund -- Class IA
  Hartford International Opportunities HLS Fund -- Class IA
  Hartford International Small Company HLS Fund -- Class IA
  Hartford Money Market HLS Fund -- Class IA
  Hartford Mortgage Securities HLS Fund -- Class IA
  Hartford Small Company HLS Fund -- Class IA
  Hartford Stock HLS Fund -- Class IA
  Hartford Total Return Bond HLS Fund -- Class IA



LORD ABBETT SERIES FUND, INC.



  Lord Abbett America's Value Portfolio -- Class VC
  Lord Abbett Bond-Debenture Portfolio -- Class VC*
  Lord Abbett Growth and Income Portfolio -- Class VC



MFS(R) VARIABLE INSURANCE TRUST



  MFS(R) Investors Trust Series -- Initial Class
  MFS(R) New Discovery Series -- Initial Class
  MFS(R) Total Return Series -- Initial Class
  MFS(R) Value Series -- Initial Class*



OPPENHEIMER VARIABLE ACCOUNT FUNDS



  Oppenheimer Capital Appreciation Fund/VA -- Service Shares
  Oppenheimer Global Securities Fund/VA -- Service Shares
  Oppenheimer Main Street Fund(R)/VA -- Service Shares
  Oppenheimer Main Street Small Cap Fund(R)/VA -- Service Shares*



PUTNAM VARIABLE TRUST



  Putnam VT Capital Opportunities Fund -- Class IB
  Putnam VT Diversified Income Fund -- Class IB*
  Putnam VT Equity Income Fund -- Class IB
  Putnam VT Growth and Income Fund -- Class IB
  Putnam VT High Yield Fund -- Class IB
  Putnam VT Income Fund -- Class IB
  Putnam VT International Equity Fund -- Class IB
  Putnam VT New Opportunities Fund -- Class IB
  Putnam VT Small Cap Value Fund -- Class IB
  Putnam VT Voyager Fund -- Class IB



THE UNIVERSAL INSTITUTIONAL FUNDS, INC.



  Van Kampen -- UIF Mid Cap Growth Portfolio -- Class II*
  Van Kampen -- UIF U.S. Mid Cap Value Portfolio -- Class II



VAN KAMPEN LIFE INVESTMENT TRUST



  Van Kampen LIT Comstock Portfolio -- Class II



*   These funds will be available to policies on or after May 12, 2008.


Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved these securities, or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

The policy and its features may not be available for sale in all states. This prospectus does not constitute an offering in any jurisdiction in which such offering may not be lawfully made. No person is authorized to make any representations in connection with this offering other than those contained in this prospectus.


This Prospectus can also be obtained from the Securities and Exchange Commission's website (http://www.sec.gov). Prospectuses for the Underlying Funds can be obtained from your financial professional or by logging on to www.hartfordinvestor.com. The prospectuses contain detailed information, including risks, charges and fees, so please read it carefully before you invest or send money.


This life insurance policy IS NOT:

-   a bank deposit or obligation;

-   federally insured; or

-   endorsed by any bank or governmental agency.

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TABLE OF CONTENTS


                                                                           PAGE
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SUMMARY OF BENEFITS AND RISKS                                                  4
FEE TABLES                                                                     6
  Hartford Life Insurance Company                                              6
  Harford Life and Annuity Insurance Company                                   9
ABOUT US                                                                      18
  The Companies                                                               18
  The Separate Accounts                                                       18
  The Funds                                                                   18
  The Fixed Account                                                           24
CHARGES AND DEDUCTIONS                                                        25
YOUR POLICY                                                                   26
PREMIUMS                                                                      36
DEATH BENEFITS AND POLICY VALUES                                              38
MAKING WITHDRAWALS FROM YOUR POLICY                                           40
LOANS                                                                         40
LAPSE AND REINSTATEMENT                                                       41
FEDERAL TAX CONSIDERATIONS                                                    42
LEGAL PROCEEDINGS                                                             48
RESTRICTIONS ON FINANCIAL TRANSACTIONS                                        48
ILLUSTRATIONS OF POLICY BENEFITS                                              48
FINANCIAL STATEMENTS                                                          48
GLOSSARY OF SPECIAL TERMS                                                     49
APPENDIX A -- HYPOTHETICAL ILLUSTRATIONS OF DEATH BENEFITS, ACCOUNT           50
VALUES AND CASH SURRENDER VALUES
APPENDIX B -- POLICIES ISSUED BEFORE DECEMBER 1, 2003 AS STAG VARIABLE        55
 LIFE ARTISAN
WHERE YOU CAN FIND MORE INFORMATION                                           71

4

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SUMMARY OF BENEFITS AND RISKS

This section contains a summary of the benefits available under the policy and the principal risks of purchasing the policy. It is only a summary and you should read the entire prospectus.

Please note that this prospectus describes two policies (one issued by Hartford Life Insurance Company and one issued by Hartford Life and Annuity Insurance Company); the material differences in these policies are described throughout this prospectus.

BENEFITS OF YOUR POLICY

FLEXIBILITY -- The policy is designed to be flexible to meet your specific life insurance needs. You have the flexibility to choose death benefit options, investment options, and premiums you pay.


DEATH BENEFIT -- While the policy is in force and when the insured dies, we pay a death benefit to your beneficiary. You have four death benefit options available. Options A, B and C are available when you purchase your policy. Option D is not available when you purchase your policy, however, you may change from Option B to Option D. However, your death benefit will never be less than the Minimum Death Benefit. See Death Benefits and Policy Values.


-   OPTION A (LEVEL OPTION): The death benefit is the current Face Amount.

- OPTION B (RETURN OF ACCOUNT VALUE OPTION): The death benefit is the current Face Amount, plus the Account Value on the date we receive due proof of the insured's death.

- OPTION C (RETURN OF PREMIUM OPTION): The death benefit is the current Face Amount, plus the sum of the premiums paid. This death benefit option is subject to an overall maximum, which is currently the Face Amount plus $5 million.

- OPTION D (DECREASING OPTION): The death benefit is the current Face Amount, plus the lesser of:

       - the Account Value on the date we receive due proof of the insured's death; or


       - the Account Value on the date of the change from death benefit Option B (Return of Account Value) to Option D (Decreasing Option), reduced by any withdrawals.


The death benefit is reduced by any money you owe us, such as outstanding loans, loan interest, or unpaid charges. You may change your death benefit option under certain circumstances. You may increase or decrease the Face Amount on your policy under certain circumstances.

INVESTMENT CHOICES -- You may invest in up to 20 different investment choices within your policy, from the available investment options and a Fixed Account. You may transfer money among your investment choices, subject to restrictions.

PREMIUM PAYMENTS -- You have the flexibility to choose how you pay premiums. You can choose a planned premium when you purchase the policy. You may change your planned premium, subject to certain limitations.

RIGHT TO EXAMINE YOUR POLICY -- You have a limited right to return the policy for cancellation after purchase. See "Your Policy and Contract Rights -- Right to Examine a Policy."

SURRENDER -- You may surrender your policy at any time prior to the maturity date for its Cash Surrender Value. (See "Risks of Your Policy," below).


LOANS -- You may use this policy as collateral to obtain a loan from Us.


SETTLEMENT OPTIONS -- You or your beneficiary may choose to receive the proceeds of the policy over a period of time by using one of several settlement options.

TAX BENEFITS -- In most cases, you are not taxed on earnings until you take earnings out of the policy (commonly known as "tax-deferral"). The death benefit may be subject to Federal and state estate taxes but your beneficiary will generally not be subject to income tax on the death benefit.

RIDERS -- You may select from a variety of riders.


ILLUSTRATIONS -- You will receive personalized illustrations in connection with the purchase of the Policy that reflect your own particular circumstances. These hypothetical illustrations may help you to understand the long-term effects of different levels of investment performance, the possibility of termination, and the charges and deductions under the Policy. They will also help you to compare this Policy to other life insurance policies. The personalized illustrations are based on hypothetical rates of return and are not a representation or guarantee of investment returns or cash value. We have included an example of such an illustration as Appendix A to this prospectus.


RISKS OF YOUR POLICY

This is a brief description of the principal risks of the policy.

INVESTMENT PERFORMANCE -- The value of your policy will fluctuate with the performance of the investment options you choose. Your investment options may decline in value, or they may not perform to your expectations. Your policy values in the Sub-Accounts are not guaranteed. Charges and fees may have a significant impact on policy Account Value and the investment performance of the Sub-Accounts (particularly with policies with lower Account Value). A comprehensive discussion of the risks of the underlying Funds held by each Sub-Account may be found in the underlying Fund's prospectus. You should read the prospectus of each Fund before investing.

UNSUITABLE FOR SHORT-TERM SAVINGS -- The policy is designed for long term financial planning. You should not purchase the policy if you will need the premium payment in a short time period.

RISK OF LAPSE -- Your policy could terminate if the value of the policy becomes too low to support the policy's monthly

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charges. If this occurs, we will notify you in writing. You will then have a 61-day grace period to pay additional amounts to prevent the policy from terminating.

WITHDRAWAL LIMITATIONS -- One partial withdrawal is allowed each month. The minimum allowed is $500, and the maximum allowed is the Cash Surrender Value minus $1,000. One partial withdrawal is allowed per month. Withdrawals will reduce your Policy's death benefit, may increase the risk of policy lapse, and may be subject to a withdrawal charge.

TRANSFER LIMITATIONS -- We reserve the right to limit the size of transfers and remaining balances, and to limit the number and frequency of transfers among your investment options and the Fixed Account.


LOANS -- Using your policy as collateral to obtain a loan from Us, may increase the risk that your policy will lapse, will have a permanent effect on the policy's Account Value, and will reduce the death proceeds. The No-Lapse Guarantee will not protect the policy from lapsing if there is policy Indebtness. Therefore, you should carefully consider the impact of taking policy loans during the No-Lapse Guarantee Period.


ADVERSE TAX CONSEQUENCES -- You may be subject to income tax if you receive any loans, withdrawals or other amounts from the policy, and you may be subject to a 10% penalty tax. See "Federal Tax Considerations." There could be significant adverse tax consequences if the policy should lapse or be surrendered when there are loans outstanding.

TAX LAW CHANGES -- Tax laws, regulations, and interpretations are subject to change. Such changes may impact the expected benefits of purchasing this policy.

CREDIT RISK -- Any Death Benefit guarantee provided by the policy or any rider and the Fixed Account obligations depend on the Company's financial ability to fulfill its obligations. You should review the Company's financial statements which are available upon request and are attached to the Statement of Additional Information (SAI).

INCREASE IN CURRENT FEES AND EXPENSES -- Certain policy fees and expenses may be currently charged at less than their maximum amounts. We may increase these current fees and expenses up to the guaranteed maximum levels.

6

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FEE TABLES -- HARTFORD LIFE INSURANCE COMPANY

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the policy. The first table describes the maximum fees and expenses that you will pay at the time that you buy the policy, surrender the policy, take a withdrawal or transfer cash value between investment options.

TRANSACTION FEES


       CHARGE                 WHEN CHARGE IS DEDUCTED                                     AMOUNT DEDUCTED
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Front-end sales load  When you pay premium.                     Maximum Charge
                                                                5.75% of premium.
Tax Charge on         When you pay premium.                     A percent of premium which varies by your state and municipality of
Premium Payments                                                residence. The range of premium tax charge is generally between 0%
                                                                and 4%.
                                                                This rate will change if your state or municipality changes its premium tax charges. It may change if you change your state or municipality of residence.
Surrender Charge (1)  If you surrender your policy:             Minimum Charge
                      - During the first 9 policy years;        $3.00 per $1,000 of initial Face Amount for a 10 year-old female.
                      - Within 9 policy years an unscheduled    Maximum Charge
                      increase in your Face Amount; or          $45.00 per $1,000 of initial Face Amount for a 65-year-old male
                      - Within 9 policy years of an increase    non-nicotine.
                      in your Face Amount under the Cost of     Charge for a representative insured
                      Living Adjustment Rider, if elected.      $14.50 per $1,000 of initial Face Amount for a 40-year-old male preferred non-nicotine.
Transfer Fees         When you make a transfer after the first  Maximum Charge: $25 per transfer.*
                      transfer in any month.
Withdrawal Charge     When you take a withdrawal.               Maximum Charge: $10 per withdrawal.*


*   Not currently being assessed.

The next table describes the fees and expenses that you will pay periodically during the time that you own the policy, not including Fund fees and expenses.

CHARGES OTHER THAN FUND OPERATING EXPENSES


       CHARGE                 WHEN CHARGE IS DEDUCTED                                     AMOUNT DEDUCTED
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Cost of Insurance     Monthly.                                  Minimum Charge
Charges (1)                                                     $0.056667 per $1,000 of the net amount at risk for a 10 year-old female in the first policy year.
                                                                Maximum Charge
                                                                $13.24833 per $1,000 of the net amount at risk for an 85-year-old male in the first policy year.
                                                                Charge for a representative insured
                                                                $0.2625 per $1,000 of the net amount at risk for a 40-year-old male in the first policy year.
Mortality and         Monthly.                                  Maximum Charge: 0.85% of Account Value per policy year.
Expense Risk Charge
(2)
Administrative        Monthly.                                  Maximum Charge: $10 per month.
Charge
Monthly per $1,000    Monthly.                                  Minimum Charge
Charge (1)                                                      $2.00 per $1,000 of initial Face Amount (deducted on a monthly basis at a rate of $0.1667 per month) during the first policy year for 10 year old male.
                                                                Maximum Charge
                                                                $24.00 per $1,000 of initial Face Amount (deducted on a monthly basis at a rate of $2.00 per month) during the first policy year for
                                                                75-year-old male
                                                                Charge for a representative insured
                                                                $2.75 per $1,000 of initial Face Amount (deducted on a monthly basis at a rate of $0.2292 per month) during the first policy year for a
                                                                40-year-old preferred non-nicotine user
Loan Interest Rate    Monthly if you have taken a loan on your  Maximum Charge: 5% annually policy.


(1) This charge varies based on individual characteristics. The charge shown in the table may not be representative of the charge that you will pay. You may obtain more information about the charge that would apply to you by contacting your financial representative for a personalized illustration.

(2) The current mortality and expense risk charge is 0.65% per year during policy years 1-10, and 0.20% per year during policy years 11-20, and 0% per year thereafter.

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       CHARGE                 WHEN CHARGE IS DEDUCTED                                     AMOUNT DEDUCTED
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Deduction Amount      Monthly.                                  Minimum Charge
Waiver Rider (1)                                                6.9% of the monthly deduction amount for a 10-year-old male in the first policy year.
                                                                Maximum Charge
                                                                34.5% of the monthly deduction amount for a 56-year-old female in the first policy year.
                                                                Charge for a representative insured
                                                                9.2% of the monthly deduction amount for a 40-year-old male in the first policy year.
Waiver of Specified   Monthly.                                  Minimum Charge
Amount Disability                                               $0.04 per $1 of specified amount for a 20-year-old male in the first
Benefit Rider (1)                                               policy year.
                                                                Maximum Charge
                                                                $0.199 per $1 of specified amount for a 59-year-old female in the first policy year.
                                                                Charge for a representative insured
                                                                $0.043 per $1 of specified amount for a 40-year-old male in the first policy year.
Waiver of Specified   Monthly.                                  Minimum Charge
Amount Disability                                               $0.04 per $1 of specified amount for a 20-year-old male in policy
Benefit Rider                                                   year 1.
(available for                                                  Maximum Charge
policies issued                                                 $0.107 per $1 of specified amount for a 59-year-old female in policy
after March 12,                                                 year 1.
2007)                                                           Charge for a representative insured
                                                                $0.041 per $1 of specified amount for a 40-year-old male in policy year 1.
Accidental Death      Monthly.                                  Minimum Charge
Benefit Rider (1)                                               $0.083 per $1,000 of the net amount at risk for a 10-year-old in the first policy year.
                                                                Maximum Charge
                                                                $0.183 per $1,000 of the net amount at risk for a 60-year-old in the first policy year.
                                                                Charge for a representative insured
                                                                $0.098 per $1,000 of the net amount at risk for a 40-year-old in the first policy year.
Term Insurance Rider  Monthly.                                  Minimum Charge
(1)                                                             0.056667 per $1,000 of the net amount at risk for a 10-year-old in the first policy year.
                                                                Maximum Charge
                                                                $13.24833 per $1,000 of the net amount at risk for an 85-year-old male smoker in the first policy year.
                                                                Charge for a representative insured
                                                                $0.2625 per $1,000 of the net amount at risk for a 40-year-old male preferred non-nicotine in the first policy year.
Enhanced No Lapse     Monthly.                                  Minimum Charge
Guarantee Rider (1)                                             $0.01 per $1,000 of Face Amount for a 1-year-old.
                                                                Maximum Charge
                                                                $0.10 per $1,000 of Face Amount for an 80-year-old.
                                                                Charge for a representative insured
                                                                $0.01 per $1,000 of Face Amount for a 40-year-old.
Lifetime No Lapse     Monthly.                                  Minimum Charge
Guarantee Rider (1)                                             $0.01 per $1,000 of Face Amount for a 1-year-old.
                                                                Maximum Charge
                                                                $0.06 per $1,000 of Face Amount for an 80-year-old.
                                                                Charge for a representative insured
                                                                $0.01 per $1,000 of Face Amount for a 40-year-old.
Child Insurance       Monthly.                                  Maximum Charge: The fee is $0.50 per $1,000 of coverage for all
Rider                                                           children.
Policy Continuation   If you elect this rider, the charge is    Maximum Charge: 7% of Account Value
Rider                 deducted when you exercise the rider
                      benefit.

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       CHARGE                       WHEN CHARGE IS DEDUCTED                                  AMOUNT DEDUCTED
------------------------------------------------------------------------------------------------------------------------------
Accelerated Death     When you exercise the benefit.                       Maximum Charge
Benefit Rider for                                                          $300
Terminal
Illness
LifeAccess            Monthly.                                             Minimum Charge
Accelerated Benefit                                                        $0.004078 per $1,000 of the benefit net amount at
Rider (available for                                                       risk for a 25 year-old female preferred plus
policies issued                                                            non-nicotine in the first year.
after March 12,                                                            Maximum Charge
2007)                                                                      $1.22820 per $1,000 of the benefit net amount at
                                                                           risk for an 80 year-old male standard nicotine in
                                                                           the first year.
                                                                           Charge for a representative insured
                                                                           $0.004290 per $1,000 of the benefit net amount at
                                                                           risk for a 40 year-old male preferred non-nicotine
                                                                           in the first year.


(1) This charge varies based on individual characteristics. The charge shown in the table may not be representative of the charge that you will pay. You may obtain more information about the charge that would apply to you by contacting your financial representative for a personalized illustration. See the Term Insurance Rider description in the "Other Benefits" section for information you should consider when evaluating the use of the Term Insurance Rider.

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FEE TABLES -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the policy. The first table describes the maximum fees and expenses that you will pay at the time that you buy the policy, surrender the policy, take a withdrawal or transfer cash value between investment options. Your specific fees and charges are described on the specification page of your policy.

TRANSACTION FEES


       CHARGE                 WHEN CHARGE IS DEDUCTED                                     AMOUNT DEDUCTED
------------------------------------------------------------------------------------------------------------------------------------
Front-end Sales Load  When you pay premium.                     Maximum Charge
                                                                5.75% of premium. In Oregon, the maximum is 7.75%.
Tax Charge on         When you pay premium.                     A percent of premium which varies by your state and municipality of
Premium Payments                                                residence. The range of tax charge is generally between 0% and 4%.
                                                                This rate will change if your state or municipality changes its tax charges. It may change if you change your state or municipality of residence.
Surrender Charge (1)  If you surrender your policy:             Minimum Charge
                      - During the first 9 policy years;        $3.00 per $1,000 of the initial Face Amount for a 1-year-old female.
                      - Within 9 policy years of an             Maximum Charge
                      unscheduled increase in your Face         $45.00 per $1,000 of the initial Face Amount for a 65-year- old male
                      Amount; or                                non-nicotine.
                      - Within 9 policy years of an increase    Charge for representative insured
                      in your Face Amount under the Cost of     $15.50 per $1,000 of the initial Face Amount for a 42-year-old male
                      Living Adjustment Rider, if elected.      preferred non-nicotine.
Transfer Fees         When you make a transfer after the first  Maximum Charge: $25 per transfer.*
                      transfer in any month.
Withdrawal Charge     When you take a withdrawal.               Maximum Charge: $10 per withdrawal.*


(1) This charge varies based on individual characteristics. The charge shown in the table may not be representative of the charge that you will pay. You may obtain more information about the charge that would apply to you by contacting your financial representative for a personalized illustration.

*   Not currently being assessed.

10

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The next table describes the fees and expenses that you will pay periodically during the time that you own the policy, not including Fund fees and expenses.

CHARGES OTHER THAN FUND OPERATING EXPENSES


       CHARGE                 WHEN CHARGE IS DEDUCTED                                     AMOUNT DEDUCTED
------------------------------------------------------------------------------------------------------------------------------------
Cost of Insurance     Monthly.                                  Minimum Charge
Charges (1)                                                     $0.056667 per $1,000 of the net amount at risk for a 10-year-old female in the first policy year.
                                                                Maximum Charge
                                                                $13.248333 per $1,000 of the net amount at risk for an 85-year-old male in the first policy year.
                                                                Charge for a representative insured
                                                                $0.309167 per $1,000 of the net amount at risk for a 42-year-old male preferred non-nicotine in the first policy year.
Mortality and         Monthly.                                  Maximum Charge: 0.65% of Account Value per policy year.
Expense Risk Charge
(2)
Administrative        Monthly.                                  Maximum Charge: $10
Charge
Monthly per $1,000    Monthly.                                  Minimum Charge
Charge (1)                                                      $2.00 per $1,000 of initial Face Amount (deducted on a monthly basis at a rate of $0.1667 per month) during the first policy year for a
                                                                25-year-old male standard non-nicotine.
                                                                Maximum Charge
                                                                $24.00 per $1,000 of initial Face Amount (deducted on a monthly basis at a rate of $2.00 per month) during the first policy year for
                                                                75-year-old male standard nicotine.
                                                                Charge for a representative insured
                                                                $3.05 per $1,000 of initial Face Amount (deducted on a monthly basis at a rate of $0.2542 per month) during the first policy year for a
                                                                42-year-old male preferred non-nicotine user.
Loan Interest Rate    Monthly if you have taken a loan on your  Maximum Charge: 5.0% annually policy.


(1) This charge varies based on individual characteristics. The charge shown in the table may not be representative of the charge that you will pay. You may obtain more information about the charge that would apply to you by contacting your financial representative for a personalized illustration.

(2) The maximum mortality and expense risk charge for policy years 1 - 10 is equal to 0.65% per year. For policy years 11 - 20 it is equal to 0.40% per year.

-------------------------------------------------------------------------------

   RIDER CHARGES                    WHEN CHARGE IS DEDUCTED                                  AMOUNT DEDUCTED
------------------------------------------------------------------------------------------------------------------------------
Deduction Amount      Monthly.                                             Minimum Charge
Waiver Rider (1)                                                           6.9% of the monthly deduction amount for a
                                                                           10-year-old male in the first policy year.
                                                                           Maximum Charge
                                                                           34.5% of the monthly deduction amount for a
                                                                           56-year-old female in the first policy year.
                                                                           Charge for a representative insured
                                                                           9.2% of the monthly deduction amount for a
                                                                           42-year-old male in the first policy year
Waiver of Specified   Monthly.                                             Monthly. Minimum Charge
Amount Disability                                                          $0.04 per $1 of specified amount for a 20-year-old
Benefits Rider (1)                                                         male in the first policy year.
                                                                           Maximum Charge
                                                                           $0.199 per $1 of specified amount for a 59-year-old
                                                                           female in the first policy year.
                                                                           Charge for a representative insured
                                                                           $0.044 per $1 of specified amount for a 42-year-old
                                                                           male in the first policy year.
Waiver of Specified   Monthly.                                             Minimum Charge
Amount Disability                                                          $0.04 per $1 of specified amount for a 20-year-old
Benefit Rider                                                              male in policy year 1.
(available for                                                             Maximum Charge
policies issued                                                            $0.107 per $1 of specified amount for a 59-year-old
after March 12,                                                            female in policy year 1.
2007)                                                                      Charge for a representative insured
                                                                           $0.042 per $1 of specified amount for a 42-year-old
                                                                           male in policy year 1.
Accidental Death      Monthly.                                             Minimum Charge
Benefit Rider (1)                                                          $0.083 per $1,000 of the net amount at risk for a
                                                                           10-year-old in the first policy year.
                                                                           Maximum Charge
                                                                           $0.18 per $1,000 of the net amount at risk for a
                                                                           60-year-old in the first policy year.
                                                                           Charge for a representative insured
                                                                           $0.1030 per $1,000 of the net amount at risk for a
                                                                           42-year-old in the first policy year.
Term Insurance Rider  Monthly.                                             Minimum Charge
(1)                                                                        $0.056667 per $1,000 of the net amount at risk for
                                                                           a 10-year-old female preferred non-nicotine in the
                                                                           first policy year.
                                                                           Maximum Charge
                                                                           $13.24833 per $1,000 of the net amount at risk for
                                                                           an 85-year-old male nicotine in the first policy
                                                                           year.
                                                                           Charge for a representative insured
                                                                           $0.309167 per $1,000 of the net amount at risk for
                                                                           a 42-year-old male preferred non-nicotine in the
                                                                           first policy year.
Enhanced No Lapse     Monthly.                                             Minimum Charge
Guarantee Rider (1)                                                        $0.01 per $1,000 of Face Amount for a 1-year-old.
                                                                           Maximum Charge
                                                                           $0.10 per $1,000 of Face Amount for an 80-year-old.
                                                                           Charge for a representative insured
                                                                           $0.01 per $1,000 of Face Amount for a 42-year-old.
Lifetime No Lapse     Monthly.                                             Minimum Charge
Guarantee Rider (1)                                                        $0.01 per $1,000 of Face Amount for a 1-year-old.
                                                                           Maximum Charge
                                                                           $0.06 per $1,000 of Face Amount for an 80-year-old.
                                                                           Charge for a representative insured
                                                                           $0.01 per $1,000 of Face Amount for a 42-year-old.
Child Insurance       Monthly.                                             Maximum Charge: The fee is $0.50 per $1,000 of
Rider                                                                      coverage.
Policy Continuation   If you elect this rider, the charge is deducted      Maximum Charge: 7% of Account Value
Rider                 when you exercise the rider benefit.

12

-------------------------------------------------------------------------------


   RIDER CHARGES                    WHEN CHARGE IS DEDUCTED                                  AMOUNT DEDUCTED
------------------------------------------------------------------------------------------------------------------------------
Accelerated Death     When you exercise the benefit.                       Maximum Charge: $300
Benefit Rider for
Terminal Illnesses
LifeAccess            Monthly.                                             Minimum Charge
Accelerated Benefit                                                        $0.004078 per $1,000 of the benefit net amount at
Rider (available for                                                       risk for a 25 year-old female preferred plus
policies issued                                                            non-nicotine in the first policy year.
after March 12,                                                            Maximum Charge
2007)                                                                      $1.2282 per $1,000 of the benefit net amount at
                                                                           risk for an 80 year-old male standard nicotine in
                                                                           the first policy year.
                                                                           Charge for a representative insured
                                                                           $0.005014 per $1,000 of the benefit net amount at
                                                                           risk for a 42 year-old male preferred non-nicotine
                                                                           in the first policy year.


(1) This charge varies based on individual characteristics. The charge shown in the table may not be representative of the charge that you will pay. You may obtain more information about the charge that would apply to you by contacting your financial representative for a personalized illustration. See the Term Insurance Rider description in the "Other Benefits" section for information you should consider when evaluating the use of the Term Insurance Rider.

-------------------------------------------------------------------------------

                         ANNUAL FUND OPERATING EXPENSES

Each Subaccount purchases shares of the corresponding underlying Fund at net asset value. The net asset value of an underlying Fund reflects the investment advisory fees and other expenses of the underlying Fund that are deducted from the assets in that underlying fund. These underlying Fund expenses may vary from year to year and are more fully described in each underlying Fund's prospectus.


The first table shows the minimum and maximum total operating expenses charged by the underlying Funds expressed as a percentage of average daily net assets, for the year ended December 31, 2007.



                                                                   MINIMUM            MAXIMUM
--------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                                 0.33%              1.45%
[expenses that are deducted from underlying Fund assets,
including management fees, distribution,
and/or service (12b-1) fees and other expenses.]


                 INVESTMENT MANAGEMENT FEES AND OTHER EXPENSES


The next table shows the Total Annual Fund Operating Expenses for each underlying Fund. The fees and expenses are expressed as a percentage of average net assets for the year ended December 31, 2007. Actual fees and expenses for the underlying Fund vary daily. As a result, the fees and expenses for any given day may be greater or less than the Total Annual Fund Operating Expenses listed below. More detail concerning each underlying Fund's fees and expenses is contained in the prospectus for each Fund. The information presented, including any expense reimbursement arrangements, is based on publicly available information and is qualified in its entirety by the then current prospectus for each underlying Fund. Not all of the funds listed below are available to new investments or transfers of contract value. Please refer to the fund objective table for more details.



                                                          DISTRIBUTION                        ACQUIRED
                                                             AND/OR                             FUND
                                          MANAGEMENT     SERVICE (12B-1)       OTHER          FEES AND
UNDERLYING FUND:                              FEE            FEES**          EXPENSES         EXPENSES
----------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS
 AIM V.I. Capital Appreciation Fund --       0.610%              N/A           0.270%           0.000%
  Series I
 AIM V.I. Capital Development Fund --        0.750%              N/A           0.310%           0.000%
  Series I
 AIM V.I. Core Equity Fund -- Series I       0.600%              N/A           0.280%           0.020%
 AIM V.I. International Growth Fund --       0.710%              N/A           0.360%           0.010%
  Series I*
 AIM V.I. Mid Cap Core Equity Fund --        0.720%              N/A           0.290%           0.030%
  Series I
 AIM V.I. Small Cap Equity Fund --           0.750%              N/A           0.370%           0.010%
  Series I
ALLIANCEBERNSTEIN VARIABLE PRODUCTS
SERIES FUND, INC.
 AllianceBernstein VPS International         0.750%           0.250%           0.450%              N/A
  Growth Portfolio -- Class B
 AllianceBernstein VPS International         0.750%           0.250%           0.060%              N/A
  Value Portfolio -- Class B
 AllianceBernstein VPS Small/Mid Cap         0.750%           0.250%           0.080%              N/A
  Value Portfolio -- Class B
AMERICAN FUNDS INSURANCE SERIES
 American Funds Asset Allocation Fund        0.310%           0.250%           0.010%              N/A
  -- Class 2
 American Funds Blue Chip Income and         0.410%           0.250%           0.010%              N/A
  Growth Fund -- Class 2
 American Funds Bond Fund -- Class 2         0.400%           0.250%           0.010%              N/A
 American Funds Global Growth Fund --        0.530%           0.250%           0.020%              N/A
  Class 2
 American Funds Global Small                 0.700%           0.250%           0.030%              N/A
  Capitalization Fund -- Class 2
 American Funds Growth Fund -- Class 2       0.320%           0.250%           0.010%              N/A
 American Funds Growth-Income Fund --        0.260%           0.250%           0.010%              N/A
  Class 2

                                             TOTAL         CONTRACTUAL            NET TOTAL
                                            ANNUAL         FEE WAIVER              ANNUAL
                                           OPERATING     AND/OR EXPENSE           OPERATING
UNDERLYING FUND:                           EXPENSES       REIMBURSEMENT           EXPENSES
--------------------------------------  -----------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS
 AIM V.I. Capital Appreciation Fund --       0.880%           0.000%           0.880%  (1)(2)(4)(6)
  Series I
 AIM V.I. Capital Development Fund --        1.060%           0.010%           1.050%  (1)(2)(3)(4)(6)
  Series I
 AIM V.I. Core Equity Fund -- Series I       0.900%           0.010%           0.890%  (1)(2)(4)(6)
 AIM V.I. International Growth Fund --       1.080%           0.010%           1.070%  (1)(2)(4)(6)
  Series I*
 AIM V.I. Mid Cap Core Equity Fund --        1.040%           0.020%           1.020%  (1)(2)(4)(6)
  Series I
 AIM V.I. Small Cap Equity Fund --           1.130%              N/A           1.130%  (1)(4)(5)(6)
  Series I
ALLIANCEBERNSTEIN VARIABLE PRODUCTS
SERIES FUND, INC.
 AllianceBernstein VPS International         1.450%              N/A           1.450%
  Growth Portfolio -- Class B
 AllianceBernstein VPS International         1.060%              N/A           1.060%
  Value Portfolio -- Class B
 AllianceBernstein VPS Small/Mid Cap         1.080%              N/A           1.080%
  Value Portfolio -- Class B
AMERICAN FUNDS INSURANCE SERIES
 American Funds Asset Allocation Fund        0.570%              N/A           0.570%  (7)
  -- Class 2
 American Funds Blue Chip Income and         0.670%              N/A           0.670%  (7)
  Growth Fund -- Class 2
 American Funds Bond Fund -- Class 2         0.660%              N/A           0.660%  (7)
 American Funds Global Growth Fund --        0.800%              N/A           0.800%  (7)
  Class 2
 American Funds Global Small                 0.980%              N/A           0.980%  (7)
  Capitalization Fund -- Class 2
 American Funds Growth Fund -- Class 2       0.580%              N/A           0.580%  (7)
 American Funds Growth-Income Fund --        0.520%              N/A           0.520%  (7)
  Class 2

14

-------------------------------------------------------------------------------


                                                          DISTRIBUTION                        ACQUIRED
                                                             AND/OR                             FUND
                                          MANAGEMENT     SERVICE (12B-1)       OTHER          FEES AND
UNDERLYING FUND:                              FEE            FEES**          EXPENSES         EXPENSES
----------------------------------------------------------------------------------------------------------
 American Funds International Fund --        0.490%           0.250%           0.030%              N/A
  Class 2
 American Funds New World Fund --            0.760%           0.250%           0.060%              N/A
  Class 2
FIDELITY VARIABLE INSURANCE PRODUCTS
FUNDS
 Fidelity VIP Contrafund(R) Portfolio        0.560%           0.250%           0.090%              N/A
  -- Service Class 2
 Fidelity VIP Equity-Income Portfolio        0.460%              N/A           0.090%              N/A
  -- Initial Class
 Fidelity VIP Equity-Income Portfolio        0.460%           0.250%           0.090%              N/A
  -- Service Class 2
 Fidelity VIP Freedom 2010 Portfolio            N/A           0.250%              N/A           0.560%
  -- Service Class 2*
 Fidelity VIP Freedom 2020 Portfolio            N/A           0.250%              N/A           0.620%
  -- Service Class 2*
 Fidelity VIP Freedom 2030 Portfolio            N/A           0.250%              N/A           0.660%
  -- Service Class 2*
 Fidelity VIP Mid Cap Portfolio --           0.560%           0.250%           0.100%              N/A
  Service Class 2
FRANKLIN TEMPLETON VARIABLE INSURANCE
PRODUCTS TRUST
 Franklin Income Securities Fund --          0.450%           0.250%           0.020%              N/A
  Class 2
 Franklin Small Cap Value Securities         0.510%           0.250%           0.150%           0.020%
  Fund -- Class 2
 Franklin Strategic Income Securities        0.370%              N/A           0.250%              N/A
  Fund -- Class 1*
 Mutual Discovery Securities Fund --         0.800%           0.250%           0.170%              N/A
  Class 2
 Mutual Shares Securities Fund --            0.590%           0.250%           0.130%              N/A
  Class 2
 Templeton Global Income Securities          0.500%           0.250%           0.140%              N/A
  Fund -- Class 2
 Templeton Growth Securities Fund --         0.730%           0.250%           0.030%              N/A
  Class 2
HARTFORD HLS SERIES FUND II, INC.
 Hartford Growth Opportunities HLS           0.610%              N/A           0.030%              N/A
  Fund - - Class IA
 Hartford Value Opportunities HLS Fund       0.610%              N/A           0.030%              N/A
  - - Class IA
HARTFORD SERIES FUND, INC.
 Hartford Advisers HLS Fund -- Class         0.600%              N/A           0.030%              N/A
  IA
 Hartford Capital Appreciation HLS           0.630%              N/A           0.040%              N/A
  Fund --Class IA*
 Hartford Disciplined Equity HLS Fund        0.670%              N/A           0.030%              N/A
  -- Class IA
 Hartford Dividend and Growth HLS Fund       0.640%              N/A           0.030%              N/A
  -- Class IA
 Hartford Index HLS Fund - - Class IA        0.300%              N/A           0.030%              N/A
 Hartford International Opportunities        0.670%              N/A           0.040%              N/A
  HLS Fund - - Class IA
 Hartford International Small Company        0.830%              N/A           0.050%              N/A
  HLS Fund -- Class IA
 Hartford MidCap HLS Fund -- Class IA        0.650%              N/A           0.040%              N/A
 Hartford MidCap Value HLS Fund --           0.750%              N/A           0.040%              N/A
  Class IA

                                             TOTAL         CONTRACTUAL            NET TOTAL
                                            ANNUAL         FEE WAIVER              ANNUAL
                                           OPERATING     AND/OR EXPENSE           OPERATING
UNDERLYING FUND:                           EXPENSES       REIMBURSEMENT           EXPENSES
--------------------------------------  -----------------------------------------------------------
 American Funds International Fund --        0.770%              N/A           0.770%  (7)
  Class 2
 American Funds New World Fund --            1.070%              N/A           1.070%  (7)
  Class 2
FIDELITY VARIABLE INSURANCE PRODUCTS
FUNDS
 Fidelity VIP Contrafund(R) Portfolio        0.900%              N/A           0.900%  (8)
  -- Service Class 2
 Fidelity VIP Equity-Income Portfolio        0.550%              N/A           0.550%  (9)
  -- Initial Class
 Fidelity VIP Equity-Income Portfolio        0.800%              N/A           0.800%  (8)
  -- Service Class 2
 Fidelity VIP Freedom 2010 Portfolio            N/A              N/A           0.810%
  -- Service Class 2*
 Fidelity VIP Freedom 2020 Portfolio            N/A              N/A           0.870%
  -- Service Class 2*
 Fidelity VIP Freedom 2030 Portfolio            N/A              N/A           0.910%
  -- Service Class 2*
 Fidelity VIP Mid Cap Portfolio --           0.910%              N/A           0.910%  (8)
  Service Class 2
FRANKLIN TEMPLETON VARIABLE INSURANCE
PRODUCTS TRUST
 Franklin Income Securities Fund --          0.720%              N/A           0.720%  (11)
  Class 2
 Franklin Small Cap Value Securities         0.930%           0.020%           0.910%  (10)
  Fund -- Class 2
 Franklin Strategic Income Securities        0.620%              N/A           0.620%
  Fund -- Class 1*
 Mutual Discovery Securities Fund --         1.220%              N/A           1.220%
  Class 2
 Mutual Shares Securities Fund --            0.970%              N/A           0.970%
  Class 2
 Templeton Global Income Securities          0.890%              N/A           0.890%  (11)
  Fund -- Class 2
 Templeton Growth Securities Fund --         1.010%              N/A           1.010%  (11)
  Class 2
HARTFORD HLS SERIES FUND II, INC.
 Hartford Growth Opportunities HLS           0.640%              N/A           0.640%
  Fund - - Class IA
 Hartford Value Opportunities HLS Fund       0.640%              N/A           0.640%
  - - Class IA
HARTFORD SERIES FUND, INC.
 Hartford Advisers HLS Fund -- Class         0.630%              N/A           0.630%
  IA
 Hartford Capital Appreciation HLS           0.670%              N/A           0.670%
  Fund --Class IA*
 Hartford Disciplined Equity HLS Fund        0.700%              N/A           0.700%
  -- Class IA
 Hartford Dividend and Growth HLS Fund       0.670%              N/A           0.670%
  -- Class IA
 Hartford Index HLS Fund - - Class IA        0.330%              N/A           0.330%
 Hartford International Opportunities        0.710%              N/A           0.710%
  HLS Fund - - Class IA
 Hartford International Small Company        0.880%              N/A           0.880%
  HLS Fund -- Class IA
 Hartford MidCap HLS Fund -- Class IA        0.690%              N/A           0.690%
 Hartford MidCap Value HLS Fund --           0.790%              N/A           0.790%
  Class IA

-------------------------------------------------------------------------------


                                                          DISTRIBUTION                        ACQUIRED
                                                             AND/OR                             FUND
                                          MANAGEMENT     SERVICE (12B-1)       OTHER          FEES AND
UNDERLYING FUND:                              FEE            FEES**          EXPENSES         EXPENSES
----------------------------------------------------------------------------------------------------------
 Hartford Money Market HLS Fund --           0.440%              N/A           0.030%              N/A
  Class IA
 Hartford Mortgage Securities HLS Fund       0.450%              N/A           0.040%              N/A
  --Class IA
 Hartford Small Company HLS Fund --          0.670%              N/A           0.030%              N/A
  Class IA
 Hartford Stock HLS Fund - - Class IA        0.460%              N/A           0.030%              N/A
 Hartford Total Return Bond HLS Fund         0.460%              N/A           0.030%              N/A
  -- Class IA
LORD ABBETT SERIES FUND, INC.
 Lord Abbett America's Value Portfolio       0.750%              N/A           0.450%              N/A
  -- Class VC
 Lord Abbett Bond-Debenture Portfolio        0.500%              N/A           0.450%              N/A
  --Class VC*
 Lord Abbett Growth and Income               0.470%              N/A           0.410%              N/A
  Portfolio -- Class VC
MFS(R) VARIABLE INSURANCE TRUST
 MFS(R) Investors Trust Series --            0.750%              N/A           0.100%              N/A
  Initial Class
 MFS(R) New Discovery Series --              0.900%              N/A           0.110%              N/A
  Initial Class
 MFS(R) Total Return Series -- Initial       0.750%              N/A           0.080%              N/A
  Class
 MFS(R) Value Series --Initial Class*        0.750%              N/A           0.110%              N/A
OPPENHEIMER VARIABLE ACCOUNT FUNDS
 Oppenheimer Capital Appreciation            0.640%           0.250%           0.020%              N/A
  Fund/VA --Service Shares
 Oppenheimer Global Securities Fund/VA       0.620%           0.250%           0.020%              N/A
  --Service Shares
 Oppenheimer Main Street Fund(R) /VA         0.640%           0.250%           0.010%              N/A
  -- Service Shares
 Oppenheimer Main Street Small Cap           0.700%           0.250%           0.020%              N/A
  Fund(R) /VA - - Service Shares*
PUTNAM VARIABLE TRUST
 Putnam VT Capital Opportunities Fund        0.650%           0.250%           0.330%           0.010%
  --Class IB
 Putnam VT Diversified Income Fund --        0.700%           0.250%           0.130%           0.010%
  Class IB*
 Putnam VT Equity Income Fund -- Class       0.650%           0.250%           0.120%           0.120%
  IB
 Putnam VT Global Equity Fund -- Class       0.780%           0.250%           0.110%              N/A
  IB
 Putnam VT Growth and Income Fund --         0.500%           0.250%           0.050%              N/A
  Class IB
 Putnam VT High Yield Fund -- Class IB       0.690%           0.250%           0.100%           0.010%
 Putnam VT Income Fund --Class IB            0.620%           0.250%           0.090%           0.010%
 Putnam VT International Equity Fund         0.730%           0.250%           0.110%           0.010%
  -- Class IB
 Putnam VT New Opportunities Fund --         0.630%           0.250%           0.090%              N/A
  Class IB
 Putnam VT Small Cap Value Fund --           0.770%           0.250%           0.100%           0.070%
  Class IB
 Putnam VT Voyager Fund - - Class IB         0.600%           0.250%           0.070%              N/A

                                             TOTAL         CONTRACTUAL            NET TOTAL
                                            ANNUAL         FEE WAIVER              ANNUAL
                                           OPERATING     AND/OR EXPENSE           OPERATING
UNDERLYING FUND:                           EXPENSES       REIMBURSEMENT           EXPENSES
--------------------------------------  -----------------------------------------------------------
 Hartford Money Market HLS Fund --           0.470%              N/A           0.470%  (12)
  Class IA
 Hartford Mortgage Securities HLS Fund       0.490%              N/A           0.490%
  --Class IA
 Hartford Small Company HLS Fund --          0.700%              N/A           0.700%
  Class IA
 Hartford Stock HLS Fund - - Class IA        0.490%              N/A           0.490%
 Hartford Total Return Bond HLS Fund         0.490%              N/A           0.490%
  -- Class IA
LORD ABBETT SERIES FUND, INC.
 Lord Abbett America's Value Portfolio       1.200%           0.050%           1.150%  (13)
  -- Class VC
 Lord Abbett Bond-Debenture Portfolio        0.950%           0.100%           0.850%  (14)
  --Class VC*
 Lord Abbett Growth and Income               0.880%              N/A           0.880%
  Portfolio -- Class VC
MFS(R) VARIABLE INSURANCE TRUST
 MFS(R) Investors Trust Series --            0.850%              N/A           0.850%  (15)
  Initial Class
 MFS(R) New Discovery Series --              1.010%              N/A           1.010%  (15)
  Initial Class
 MFS(R) Total Return Series -- Initial       0.830%              N/A           0.830%  (16)
  Class
 MFS(R) Value Series --Initial Class*        0.860%              N/A           0.860%  (15)
OPPENHEIMER VARIABLE ACCOUNT FUNDS
 Oppenheimer Capital Appreciation            0.910%              N/A           0.910%  (17)
  Fund/VA --Service Shares
 Oppenheimer Global Securities Fund/VA       0.890%              N/A           0.890%  (17)
  --Service Shares
 Oppenheimer Main Street Fund(R) /VA         0.900%              N/A           0.900%  (17)
  -- Service Shares
 Oppenheimer Main Street Small Cap           0.970%              N/A           0.970%  (17)
  Fund(R) /VA - - Service Shares*
PUTNAM VARIABLE TRUST
 Putnam VT Capital Opportunities Fund        1.240%           0.040%           1.200%  (18)(19)(21)
  --Class IB
 Putnam VT Diversified Income Fund --        1.090%           0.070%           1.020%  (19)(21)
  Class IB*
 Putnam VT Equity Income Fund -- Class       1.140%              N/A           1.140%  (19)
  IB
 Putnam VT Global Equity Fund -- Class       1.140%              N/A           1.140%  (20)
  IB
 Putnam VT Growth and Income Fund --         0.800%              N/A           0.800%  (20)
  Class IB
 Putnam VT High Yield Fund -- Class IB       1.050%           0.050%           1.000%  (19)(21)
 Putnam VT Income Fund --Class IB            0.970%           0.140%           0.830%  (19)(21)
 Putnam VT International Equity Fund         1.100%              N/A           1.100%  (19)
  -- Class IB
 Putnam VT New Opportunities Fund --         0.970%              N/A           0.970%  (20)
  Class IB
 Putnam VT Small Cap Value Fund --           1.190%              N/A           1.190%  (19)
  Class IB
 Putnam VT Voyager Fund - - Class IB         0.920%              N/A           0.920%  (20)

16

-------------------------------------------------------------------------------


                                                          DISTRIBUTION                        ACQUIRED
                                                             AND/OR                             FUND
                                          MANAGEMENT     SERVICE (12B-1)       OTHER          FEES AND
UNDERLYING FUND:                              FEE            FEES**          EXPENSES         EXPENSES
----------------------------------------------------------------------------------------------------------
THE UNIVERSAL INSTITUTIONAL FUNDS,
INC.
 Van Kampen -- UIF Mid Cap Growth            0.750%           0.350%           0.340%              N/A
  Portfolio --Class II*
 Van Kampen -- UIF U.S. Mid Cap Value        0.720%           0.350%           0.290%              N/A
  Portfolio --Class II
VAN KAMPEN LIFE INVESTMENT TRUST
 Van Kampen LIT Comstock Portfolio --        0.560%           0.250%           0.030%              N/A
  Class II

                                             TOTAL         CONTRACTUAL            NET TOTAL
                                            ANNUAL         FEE WAIVER              ANNUAL
                                           OPERATING     AND/OR EXPENSE           OPERATING
UNDERLYING FUND:                           EXPENSES       REIMBURSEMENT           EXPENSES
--------------------------------------  -----------------------------------------------------------
THE UNIVERSAL INSTITUTIONAL FUNDS,
INC.
 Van Kampen -- UIF Mid Cap Growth            1.440%              N/A           1.440%  (22)
  Portfolio --Class II*
 Van Kampen -- UIF U.S. Mid Cap Value        1.360%              N/A           1.360%
  Portfolio --Class II
VAN KAMPEN LIFE INVESTMENT TRUST
 Van Kampen LIT Comstock Portfolio --        0.840%              N/A           0.840%
  Class II



*   These funds are available to policies issued on or after May 12, 2008.



** The 12b-1 fees deducted from these classes cover certain distribution, shareholder support and administrative services provided by intermediaries (the insurance company, broker dealer or other service provider).



NOTES



(1) Except as otherwise noted, figures shown in the table are for the year ended December 31, 2007 and are expressed as a percentage of the Fund's average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table.



(2) The Fund's adviser has contractually agreed to waive advisory fees and/or reimburse expenses of Series I shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) of Series I shares to 1.30% of average daily net assets. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. These credits are used to pay certain expenses incurred by the Fund. This expense limitation agreement is in effect through April 30, 2009.



(3) Through at least April 30, 2009, the advisor has contractually agreed to waive a portion of its advisory fees to the extent necessary so that the advisory fees payable by the Fund does not exceed a specified maximum annual advisory fee rate, wherein the fee rate includes breakpoints and is based upon net asset levels. The Fund's maximum annual advisory fee rate ranges from 0.745% (for average net assets up to $250 million) to 0.64% (for average net assets over $10 billion).



(4) Effective July 1, 2007, AIM contractually agreed to waive 100% of the advisory fee AIM receives from affiliated money market funds on investments by the fund in such affiliated money market funds. Fee Waiver reflects this agreement. This waiver agreement is in effect through at least April 30, 2009.



(5) The Fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses of Series I shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) of Series I shares to 1.15% of average daily net assets. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. These credits are used to pay certain expenses incurred by the Fund. This expenses limitation agreement is in effect through at least April 30, 2009.



(6) Acquired Fund Fees and Expenses are not fees or expenses incurred by the fund directly but are expenses of the investment companies in which the fund invests. You incur these fees and expenses indirectly through the valuation of the fund's investment in those investment companies. As a result, the Net Annual Fund Operating Expenses listed above may exceed the expense limit numbers. The impact of the acquired fund fees and expense are included in the total returns of the Fund.



(7) The funds' investment adviser is currently waiving 10% of its management fee. The waiver may be discontinued at any time in consultation with the funds' board, but it is expected to continue at this level until further notice. The funds' investment adviser and board intend to review the waiver as circumstances warrant. Management fees and total expenses do not reflect any waivers. Information regarding the effect of any waiver on total annual fund operating expenses can be found in the Financial Highlights table in the funds' prospectus and in the funds' annual report.



(8) A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the fund's custodian expenses. Including these reductions, the total class operating expenses would have been: Fidelity VIP Contrafund(R) Portfolio -- Service Class 2: 0.89%; Fidelity Growth Portfolio -- Service Class 2: 0.89%; and Fidelity VIP Mid Cap Portfolio -- Service Class 2: 0.90%. These offsets may be discontinued at any time.



(9) A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the fund's custodian expenses. Including these reductions, the total class operating expenses would have been; Fidelity VIP Asset Manager Portfolio -- Initial Class: 0.62%; Fidelity VIP Contrafund(R) Portfolio -- Initial Class: 0.64%; Fidelity VIP Equity Income Portfolio --Initial Class: 0.54%; Fidelity VIP Growth Portfolio -- Initial
     Class: 0.64%; and Fidelity VIP Overseas Portfolio -- Initial Class: 0.82%. These offsets may be discontinued at any time.



(10) The manager has agreed in advance to reduce its fee from assets invested by the Fund in a Franklin Templeton money market fund (the SweepMoney Fund which is "the acquired fund" in this case) to the extent of the Fund's fees and expenses of the acquired fund. This reduction is required by the Trust's board of trustees and an exemptive order by the Securities and Exchange Commission; this arrangement will continue as long as the exemptive order is relied upon. This reduction is not reflected in Net annual Fund operating expenses, which would be lower if it were.



(11) The Fund administration fee is paid indirectly through the management fee.

-------------------------------------------------------------------------------


(12) Effective January 1, 2007, HL Advisors has voluntarily agreed to waive a portion of its management fees until December 31, 2008. While such waiver is in effect, using the most recent fiscal year average net assets, the management fee is 0.39% and the total annual operating expenses are 0.42%.



(13) For the period May 1, 2008 through April 30, 2009, Lord Abbett contractually agreed to reimburse the Fund to the extent necessary so that the Fund's expenses (excluding management fee) do not exceed an annual rate of 0.40% of average daily net assets.



(14) For the period January 1, 2007 through April 30, 2008, Lord Abbett contractually agreed to reimburse the Fund to the extent necessary so that the Fund's expenses (excluding management fee) do not exceed an annual rate of .40% of average daily net assets. Effective May 1, 2008 through April 30, 2009, Lord Abbett contractually agreed to reimburse the Fund to the extent necessary so that the Fund's expenses (excluding management fee) do not exceed an annual rate of .35% of average daily net assets.



(15) The fund has entered into an expense offset arrangement that reduces the fund's custodian fee based upon the amount of cash maintained by the fund with its custodian and dividend disbursing agent. Such fee reduction is not reflected in the table. Had this fee reduction been taken into account, "Net Expenses" would be lower.



(16) The fund has entered into an expense offset arrangement that reduces the fund's custodian fee based upon the amount of cash maintained by the fund with its custodian and dividend disbursing agent. Such fee reduction is not reflected in the table. Had this fee reduction been taken into account, "Net Expenses" would be lower.



     MFS has agreed in writing to reduce its management fee to 0.65% annually on average daily net assets in excess of $3 billion. This written agreement will remain in effect until modified by the fund's Board of Trustees.



(17) The "Other Expenses" in the table are based on, among other things, the fees the Fund would have paid if the transfer agent had not waived a portion of its fee under a voluntary undertaking to the Fund to limit these fees to 0.35% of average daily net assets per fiscal year for all classes. The undertaking may be amended or withdrawn at any time. For the Fund's fiscal year ended December 31, 2007, the transfer agent fees did not exceed the expense limitation described above.



     The manager will voluntarily waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in Oppenheimer Institutional Money Market Fund. During the fiscal year, these amounts were not material to the above ratios. The Fund also receives certain credits from the Fund's custodian that, during the fiscal year, reduced its custodial expenses for all share classes [by less than 0.01% of average daily net assets].



(18) In order to further limit expenses, Putnam Management has agreed to waive fees and reimburse expenses of the funds to the extent necessary to ensure that the funds pay total fund operating expenses at an annual rate that does not exceed the simple average of the expenses of a custom group of competitive funds selected by Lipper Inc. based on the size of the applicable fund. For these purposes, total fund operating expenses of both the applicable fund and the Lipper custom group average are calculated without giving effect to 12b-1 fees or any expense offset and brokerage service arrangements that may reduce fund expenses. The expense limitation that resulted in the greater reduction in expenses of the funds at the end of each applicable period for each applicable fund was applied to such fund for that period. During the year ended December 31, 2007 this limitation decreased expenses by the following additional amounts:



Putnam VT Capital Opportunities Fund                                   0.03%
Putnam VT The George Putnam Fund of Boston                             0.02%
Putnam VT Global Asset Allocation Fund                                 0.02%
Putnam VT Health Sciences Fund                                         0.02%
Putnam VT Money Market Fund                                            0.03%



(19) "Net Total Annual Operating Expenses" includes the amount from "Acquired Fund Fees and Expenses" column, which is an estimate of expenses attributable to the fund's investments in other investment companies, based on the total annual fund operating expenses of such companies as reported in their most recent shareholder reports (net of any applicable expense limitations). These indirect expenses will vary from time to time depending on the fund's investments in other investment companies and their operating expenses.



(20) "Other Expenses" includes estimated expenses attributable to the fund's investments in other investment companies that the fund bears indirectly.



(21) Reflects Putnam Management's contractual agreement to limit fund expenses through April 30, 2009.



(22) For the fiscal year ended December 31, 2007, after giving effect to the Adviser's voluntary fee waivers and/or expense reimbursements, the total annual portfolio operating expenses incurred by investors, including certain investment related expenses, was 1.16% for Class II. The total annual portfolio operating expenses excluding certain investment related expense was 1.15% for Class II.

18

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ABOUT US

Your Policy will indicate which company issued your Policy. The company that issues your policy is primarily determined by the state where you purchased the policy.

THE COMPANIES


HARTFORD LIFE INSURANCE COMPANY -- We are a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in all states of the United States and the District of Columbia. We were originally incorporated under the laws of Massachusetts on June 5, 1902, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 2999, Hartford, CT 06104-2999. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.



HARTFORD LIFE AND ANNUITY INSURANCE COMPANY -- We are a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in all states of the United States, the District of Columbia and Puerto Rico, except New York. On January 1, 1998, Hartford's name changed from ITT Hartford Life and Annuity Insurance Company to Hartford Life and Annuity Insurance Company. We were originally incorporated under the laws of Wisconsin on January 9, 1956, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 2999, Hartford, CT 06104-2999. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.


THE SEPARATE ACCOUNTS

HARTFORD LIFE INSURANCE COMPANY SEPARATE ACCOUNT VL I -- established as a separate account under Connecticut law on September 18, 1992. The Separate Account is classified as a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY SEPARATE ACCOUNT VL I -- established as a separate account under Connecticut law on June 8, 1995. The Separate Account is classified as a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940.

THE FUNDS

The Sub-Accounts of the Separate Account purchase shares of mutual funds set up exclusively for variable annuity and variable life insurance products. These funds are not the same mutual funds that you buy through your stockbroker or through a retail mutual fund, but they may have similar investment strategies and the same portfolio managers as retail mutual funds. You choose the Sub-Accounts that meet your investment style.


We do not guarantee the investment results of any of the underlying Funds. Since each underlying Fund has different investment objectives, each is subject to different risks.


The Funds may not be available in all states.

You may also allocate some or all of your premium payments to the "Fixed Account," which pays a declared interest rate. See "The Fixed Account."

Below is a table that lists the underlying Funds in which the Sub-accounts invest, each Fund's investment adviser and sub-adviser, if applicable, and each Fund's investment objective. More detailed information concerning a Fund's investment objective, investment strategies, risks and expenses is contained in each Fund's prospectus.


FUNDING OPTION                                  INVESTMENT OBJECTIVE SUMMARY                INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS
 AIM V.I. CAPITAL APPRECIATION FUND --   Growth of capital                            Invesco Aim Advisors, Inc.
  SERIES I                                                                            Sub-adviser: Advisory entities affiliated
                                                                                      with Invesco Aim Advisors, Inc.
 AIM V.I. CAPITAL DEVELOPMENT FUND --    Long-term growth of capital                  Invesco Aim Advisors, Inc.
  SERIES I                                                                            Sub-adviser: Advisory entities affiliated
                                                                                      with Invesco Aim Advisors, Inc.
 AIM V.I. CORE EQUITY FUND -- SERIES I   Growth of capital                            Invesco Aim Advisors, Inc.
  +                                                                                   Sub-adviser: Advisory entities affiliated
                                                                                      with Invesco Aim Advisors, Inc.
 AIM V.I. INTERNATIONAL GROWTH FUND --   Long-term growth of capital                  Invesco Aim Advisors, Inc.
  SERIES I                                                                            Sub-adviser: Advisory entities affiliated
                                                                                      with Invesco Aim Advisors, Inc.
 AIM V.I. MID CAP CORE EQUITY FUND --    Long-term growth of capital                  Invesco Aim Advisors, Inc.
  SERIES I                                                                            Sub-adviser: Advisory entities affiliated
                                                                                      with Invesco Aim Advisors, Inc.

-------------------------------------------------------------------------------


FUNDING OPTION                                  INVESTMENT OBJECTIVE SUMMARY                INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
 AIM V.I. SMALL CAP EQUITY FUND --       Long-term growth of capital                  Invesco Aim Advisors, Inc.
  SERIES I                                                                            Sub-adviser: Advisory entities affiliated
                                                                                      with Invesco Aim Advisors, Inc.
ALLIANCEBERNSTEIN VARIABLE PRODUCTS
SERIES FUND, INC.
 ALLIANCEBERNSTEIN VPS INTERNATIONAL     Long-term growth of capital                  AllianceBernstein L.P.
  GROWTH PORTFOLIO -- CLASS B
 ALLIANCEBERNSTEIN VPS INTERNATIONAL     Long-term growth of capital                  AllianceBernstein L.P.
  VALUE PORTFOLIO -- CLASS B
 ALLIANCEBERNSTEIN VPS SMALL/MID CAP     Long-term growth of capital                  AllianceBernstein L.P.
  VALUE PORTFOLIO -- CLASS B
AMERICAN FUNDS INSURANCE SERIES
 AMERICAN FUNDS ASSET ALLOCATION FUND    High total return, including income and      Capital Research and Management Company
  -- CLASS 2                             capital gains, consistent with the
                                         preservation of capital over the long term.
 AMERICAN FUNDS BLUE CHIP INCOME AND     Produce income exceeding the average yield   Capital Research and Management Company
  GROWTH FUND -- CLASS 2                 on U.S. stocks generally (as represented by
                                         the average yield on the Standard & Poor's
                                         500 Composite Index) and to provide an
                                         opportunity for growth of principal
                                         consistent with sound common stock
                                         investing.
 AMERICAN FUNDS BOND FUND -- CLASS 2     High level of current income as is           Capital Research and Management Company
                                         consistent with the preservation of
                                         capital.
 AMERICAN FUNDS GLOBAL GROWTH FUND --    Seeks to make your investment grow over      Capital Research and Management Company
  CLASS 2                                time by investing primarily in common
                                         stocks of companies located around the
                                         world.
 AMERICAN FUNDS GLOBAL SMALL             Seeks to make your investment grow over      Capital Research and Management Company
  CAPITALIZATION FUND -- CLASS 2         time by investing primarily in stocks of
                                         smaller companies located around the world.
 AMERICAN FUNDS GROWTH FUND -- CLASS 2   Seeks to make your investment grow by        Capital Research and Management Company
                                         investing primarily in common stocks of
                                         companies that appear to offer superior
                                         opportunities for growth of capital.
 AMERICAN FUNDS GROWTH-INCOME FUND --    Seeks to make your investment grow and       Capital Research and Management Company
  CLASS 2                                provide you with income over time by
                                         investing primarily in common stocks or
                                         other securities that demonstrate the
                                         potential for appreciation and/or
                                         dividends.
 AMERICAN FUNDS INTERNATIONAL FUND --    Seeks to make your investment grow over      Capital Research and Management Company
  CLASS 2                                time by investing primarily in common
                                         stocks of companies located outside the
                                         United States.
 AMERICAN FUNDS NEW WORLD FUND -- CLASS  Long-term capital appreciation               Capital Research and Management Company
  2

20

-------------------------------------------------------------------------------


FUNDING OPTION                                  INVESTMENT OBJECTIVE SUMMARY                INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
FIDELITY VARIABLE INSURANCE PRODUCTS
FUNDS
 FIDELITY VIP CONTRAFUND(R) PORTFOLIO    Long-term capital appreciation               Fidelity Management & Research Company
  -- SERVICE CLASS 2
 FIDELITY VIP EQUITY-INCOME PORTFOLIO    Reasonable income. Fund will also consider   Fidelity Management & Research Company
  -- INITIAL CLASS                       potential for capital appreciation.
 FIDELITY VIP EQUITY-INCOME PORTFOLIO    Reasonable income. Fund will also consider   Fidelity Management & Research Company
  -- SERVICE CLASS 2                     potential for capital appreciation.
 FIDELITY VIP FREEDOM 2010 PORTFOLIO --  Seeks high total return with a secondary     Fidelity Management & Research Company
  SERVICE CLASS 2                        objective of principal preservation as the
                                         fund approaches its target date and beyond.
 FIDELITY VIP FREEDOM 2020 PORTFOLIO --  Seeks high total return with a secondary     Fidelity Management & Research Company
  SERVICE CLASS 2                        objective of principal preservation as the
                                         fund approaches its target date and beyond.
 FIDELITY VIP FREEDOM 2030 PORTFOLIO --  Seeks high total return with a secondary     Fidelity Management & Research Company
  SERVICE CLASS 2                        objective of principal preservation as the
                                         fund approaches its target date and beyond.
 FIDELITY VIP MID CAP PORTFOLIO --       Long-term growth of capital                  Fidelity Management & Research Company
  SERVICE CLASS 2
FRANKLIN TEMPLETON VARIABLE INSURANCE
PRODUCTS TRUST
 FRANKLIN INCOME SECURITIES FUND --      Maximize income while maintaining prospects  Franklin Advisers, Inc.
  CLASS 2                                for capital appreciation
 FRANKLIN SMALL CAP VALUE SECURITIES     Seeks long-term total return. The Fund       Franklin Advisory Services, LLC
  FUND -- CLASS 2                        normally invests at least 80% of its net
                                         assets in investments of small
                                         capitalization companies, and normally
                                         invests predominantly in equity securities.
                                         The Fund invests mainly in equity
                                         securities of companies that the manager
                                         believes are undervalued.
 FRANKLIN STRATEGIC INCOME SECURITIES    High level of current income, with capital   Franklin Advisers, Inc.
  FUND -- CLASS 1                        appreciation over the long term as a
                                         secondary goal
 MUTUAL DISCOVERY SECURITIES FUND --     Capital appreciation                         Franklin Mutual Advisers, LLC
  CLASS 2                                                                             Sub-advised by Franklin Templeton
                                                                                      Investment Management Limited
 MUTUAL SHARES SECURITIES FUND -- CLASS  Capital appreciation, with income as a       Franklin Mutual Advisers, LLC
  2                                      secondary goal
 TEMPLETON GLOBAL INCOME SECURITIES      Seeks high current income, consistent with   Templeton Global Advisors Limited
  FUND -- CLASS 2                        preservation of capital, with capital        Sub-advised by Templeton Asset Management
                                         appreciation as a secondary consideration.   Ltd.
                                         The Fund normally invests mainly in debt
                                         securities of governments and their
                                         political subdivisions and agencies,
                                         supranational organizations and companies
                                         located anywhere in the world, including
                                         emerging markets.

-------------------------------------------------------------------------------


FUNDING OPTION                                  INVESTMENT OBJECTIVE SUMMARY                INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
 TEMPLETON GROWTH SECURITIES FUND --     Long-term growth of capital                  Templeton Global Advisors Limited
  CLASS 2                                                                             Sub-advised by Templeton Asset Management
                                                                                      Ltd.
HARTFORD HLS SERIES FUND II, INC.
 HARTFORD GROWTH OPPORTUNITIES HLS FUND  Capital appreciation                         HL Investment Advisors, LLC
  -- CLASS IA                                                                         Sub-advised by Wellington Management
                                                                                      Company, LLP
 HARTFORD VALUE OPPORTUNITIES HLS FUND   Capital appreciation                         HL Investment Advisors, LLC
  -- CLASS IA                                                                         Sub-advised by Wellington Management
                                                                                      Company, LLP
HARTFORD SERIES FUND, INC.
 HARTFORD ADVISERS HLS FUND -- CLASS IA  Maximum long-term total return               HL Investment Advisors, LLC
                                                                                      Sub-advised by Wellington Management
                                                                                      Company, LLP
 HARTFORD CAPITAL APPRECIATION HLS FUND  Growth of capital                            HL Investment Advisors, LLC
  -- CLASS IA                                                                         Sub-advised by Wellington Management
                                                                                      Company, LLP
 HARTFORD DISCIPLINED EQUITY HLS FUND    Growth of capital                            HL Investment Advisors, LLC
  -- CLASS IA                                                                         Sub-advised by Wellington Management
                                                                                      Company, LLP
 HARTFORD DIVIDEND AND GROWTH HLS FUND   High level of current income consistent      HL Investment Advisors, LLC
  -- CLASS IA                            with growth of capital                       Sub-advised by Wellington Management
                                                                                      Company, LLP
 HARTFORD INDEX HLS FUND -- CLASS IA     Seeks to provide investment results which    HL Investment Advisors, LLC
                                         approximate the price and yield performance  Sub-advised by Hartford Investment
                                         of publicly traded common stocks in the      Management Company
                                         aggregate
 HARTFORD INTERNATIONAL OPPORTUNITIES    Long-term growth of capital                  HL Investment Advisors, LLC
  HLS FUND -- CLASS IA                                                                Sub-advised by Wellington Management
                                                                                      Company, LLP
 HARTFORD INTERNATIONAL SMALL COMPANY    Capital appreciation                         HL Investment Advisors, LLC
  HLS FUND -- CLASS IA                                                                Sub-advised by Wellington Management
                                                                                      Company, LLP
 HARTFORD MIDCAP HLS FUND -- CLASS IA    Long-term growth of capital                  HL Investment Advisors, LLC
  ++                                                                                  Sub-advised by Wellington Management
                                                                                      Company, LLP
 HARTFORD MIDCAP VALUE HLS FUND --       Long-term capital appreciation               HL Investment Advisors, LLC
  CLASS IA +++                                                                        Sub-advised by Wellington Management
                                                                                      Company, LLP
 HARTFORD MONEY MARKET HLS FUND --       Maximum current income consistent with       HL Investment Advisors, LLC
  CLASS IA                               liquidity and preservation of capital        Sub-advised by Hartford Investment
                                                                                      Management Company
 HARTFORD MORTGAGE SECURITIES HLS FUND   Maximum current income consistent with       HL Investment Advisors, LLC
  -- CLASS IA                            safety of principal and maintenance of       Sub-advised by Hartford Investment
                                         liquidity by investing primarily in          Management Company
                                         mortgage related securities
 HARTFORD SMALL COMPANY HLS FUND --      Growth of capital                            HL Investment Advisors, LLC
  CLASS IA                                                                            Sub-advised by Wellington Management
                                                                                      Company, LLP and Hartford Investment
                                                                                      Management Company

22

-------------------------------------------------------------------------------


FUNDING OPTION                                  INVESTMENT OBJECTIVE SUMMARY                INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
 HARTFORD STOCK HLS FUND -- CLASS IA     Long-term growth of capital                  HL Investment Advisors, LLC
                                                                                      Sub-advised by Wellington Management
                                                                                      Company, LLP
 HARTFORD TOTAL RETURN BOND HLS FUND --  Competitive total return, with income as a   HL Investment Advisors, LLC
  CLASS IA                               secondary objective                          Sub-advised by Hartford Investment
                                                                                      Management Company
LORD ABBETT SERIES FUND, INC.
 LORD ABBETT AMERICA'S VALUE PORTFOLIO   Current income and capital appreciation      Lord, Abbett & Co. LLC
  -- CLASS VC
 LORD ABBETT BOND-DEBENTURE PORTFOLIO    High current income and capital              Lord, Abbett & Co. LLC
  -- CLASS VC                            appreciation to produce a high total return
 LORD ABBETT GROWTH AND INCOME           Long-term growth of capital and income       Lord, Abbett & Co. LLC
  PORTFOLIO -- CLASS VC                  without excessive fluctuations in market
                                         value
MFS(R) VARIABLE INSURANCE TRUST
 MFS(R) INVESTORS TRUST SERIES --        Capital appreciation                         MFS Investment Management(R)
  INITIAL CLASS
 MFS(R) NEW DISCOVERY SERIES -- INITIAL  Capital appreciation                         MFS Investment Management(R)
  CLASS
 MFS(R) TOTAL RETURN SERIES -- INITIAL   Total return                                 MFS Investment Management(R)
  CLASS
 MFS(R) VALUE SERIES -- INITIAL CLASS    Capital appreciation                         MFS Investment Management(R)
OPPENHEIMER VARIABLE ACCOUNT FUNDS
 OPPENHEIMER CAPITAL APPRECIATION        Seeks to achieve capital appreciation by     OppenheimerFunds, Inc.
  FUND/VA -- SERVICE SHARES              investing in securities of well-known
                                         established companies.
 OPPENHEIMER GLOBAL SECURITIES FUND/VA   Seeks long-term capital appreciation by      OppenheimerFunds, Inc.
  -- SERVICE SHARES                      investing a substantial portion of its
                                         assets in securities of foreign issuers,
                                         "growth-type" companies, cyclical
                                         industries and special situations which are
                                         considered to have appreciation
                                         possibilities, but which may be considered
                                         to be speculative.
 OPPENHEIMER MAIN STREET FUND(R)/VA --   Seeks a high total return (which includes    OppenheimerFunds, Inc.
  SERVICE SHARES                         growth in the value of its shares as well
                                         as current income) from equity and debt
                                         securities. From time to time the Fund may
                                         focus on small to medium capitalization
                                         common stocks, bonds and convertible
                                         securities.
 OPPENHEIMER MAIN STREET SMALL CAP       The Fund seeks capital appreciation from     OppenheimerFunds, Inc.
  FUND(R)/VA -- SERVICE SHARES           small company stocks.
PUTNAM VARIABLE TRUST
 PUTNAM VT CAPITAL OPPORTUNITIES FUND    Long-term growth of capital                  Putnam Investment Management, LLC
  -- CLASS IB
 PUTNAM VT DIVERSIFIED INCOME FUND --    As high a level of current income as Putnam  Putnam Investment Management, LLC
  CLASS IB                               Management believes is consistent with       Sub-advised by Putnam Investments Limited
                                         preservation of capital
 PUTNAM VT EQUITY INCOME FUND -- CLASS   Capital growth and current income            Putnam Investment Management, LLC
  IB

-------------------------------------------------------------------------------


FUNDING OPTION                                  INVESTMENT OBJECTIVE SUMMARY                INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
 PUTNAM VT GLOBAL EQUITY FUND -- CLASS   Capital appreciation                         Putnam Investment Management, LLC
  IB +
 PUTNAM VT GROWTH AND INCOME FUND --     Capital growth and current income            Putnam Investment Management, LLC
  CLASS IB
 PUTNAM VT HIGH YIELD FUND -- CLASS IB   High current income. Capital growth is a     Putnam Investment Management, LLC
                                         secondary goal when consistent with          Sub-advised by Putnam Investments Limited
                                         achieving high current income
 PUTNAM VT INCOME FUND -- CLASS IB       High current income consistent with what     Putnam Investment Management, LLC
                                         Putnam Management believes to be prudent
                                         risk
 PUTNAM VT INTERNATIONAL EQUITY FUND --  Capital appreciation                         Putnam Investment Management, LLC
  CLASS IB                                                                            Sub-advised by Putnam Investments Limited
 PUTNAM VT NEW OPPORTUNITIES FUND --     Long-term capital appreciation               Putnam Investment Management, LLC
  CLASS IB
 PUTNAM VT SMALL CAP VALUE FUND --       Capital appreciation                         Putnam Investment Management, LLC
  CLASS IB
 PUTNAM VT VOYAGER FUND -- CLASS IB      Capital appreciation                         Putnam Investment Management, LLC
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
 VAN KAMPEN -- UIF MID CAP GROWTH        Long-term capital growth by investing        Morgan Stanley Investment Management Inc.
  PORTFOLIO -- CLASS II                  primarily in common stocks and other equity
                                         securities.
 VAN KAMPEN -- UIF U.S. MID CAP VALUE    Above-average total return over a market     Morgan Stanley Investment Management Inc.
  PORTFOLIO -- CLASS II                  cycle of three to five years by investing
                                         primarily in common stocks and other equity
                                         securities.
VAN KAMPEN LIFE INVESTMENT TRUST
 VAN KAMPEN LIT COMSTOCK PORTFOLIO --    Capital growth and income through            Van Kampen Asset Management
  CLASS II                               investments in equity securities, including
                                         common stocks, preferred stocks and
                                         securities convertible into common and
                                         preferred stocks.



+ Closed to all premium payments and transfers of account value for all policies issued on or after 5/1/2006



++ Closed to all premium payments and transfers of account value for all policies issued on or after 11/1/2003



+++ Closed to all premium payments and transfers of account value for all policies issued on or after 8/2/2004


MIXED AND SHARED FUNDING -- Shares of the Funds may be sold to our other separate accounts and our insurance company affiliates or other unaffiliated insurance companies to serve as the underlying investment for both variable annuity contracts and variable life insurance policies, a practice known as "mixed and shared funding." As a result, there is a possibility that a material conflict may arise between the interests of policy owners, and of owners of other contracts whose contract values are allocated to one or more of these other separate accounts investing in any one of the Funds. In the event of any such material conflicts, we will consider what action may be appropriate, including removing the Fund from the Separate Account or replacing the Fund with another underlying fund. There are certain risks associated with mixed and shared funding. These risks are disclosed in the Funds' prospectuses accompanying this prospectus.

VOTING RIGHTS -- We currently vote shares of the underlying Funds owned by the Separate Account according to the instructions of Policy Owners. However, if the 1940 Act or any related regulations or interpretations should change and we decide that we are permitted to vote the shares of the underlying Funds in our own right, we may decide to do so. For Sub-Accounts in which you have invested as of the record date, we will notify you of shareholder's meetings of the Funds purchased by those Sub-Accounts. We will send you proxy materials and instructions for you to provide voting instruction. We will arrange for the handling and tallying of proxies received from you or other policy owners. If you give no instructions, we will vote those shares in the same proportion as shares for

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which we received instructions. As a result of proportional voting, the vote of a small number of policy owners could determine the outcome of a proposal subject to shareholder vote. We determine the number of Fund shares that you may instruct us to vote by applying a conversion factor to each policy owner's unit balance. The conversion factor is calculated by dividing the total number of shares attributed to each sub-account by the total number of units in each sub-account. Fractional votes will be counted. We determine the number of shares as to which the policy owner may give instructions as of the record date for a Fund's shareholder meeting.


SUBSTITUTIONS, ADDITIONS, OR DELETIONS OF FUNDS -- Subject to any applicable law, we may make certain changes to the Underlying Funds offered under your Policy. We may, in our sole discretion, establish new Funds. New Funds may be made available to existing Policy Owners as we deem appropriate. We may also close one or more Funds to additional Premium Payments or transfers from existing Funds. We may liquidate one or more Sub-Accounts if the board of directors of any Fund determines that such actions are prudent. Unless otherwise directed, investment instructions will be automatically updated to reflect the Fund surviving after any merger or liquidation.

We may eliminate the shares of any of the funds from the Policy for any reason and we may substitute shares of another registered investment company for shares of any Fund already purchased or to be purchased in the future by the Separate Account. To the extent required by the 1940 Act, substitutions of shares attributable to your interest in a Fund will not be made until we have the approval of the SEC and we have notified you of the change.

In the event of any substitution or change, we may, by appropriate endorsement, make any changes in the Policy necessary or appropriate to reflect the substitution or change. If we decide that it is in the best interest of the Policy Owner, the Separate Account may be operated as a management company under the 1940 Act or any other form permitted by law, may be de-registered under the 1940 Act in the event such registration is no longer required, or may be combined with one or more other Separate Accounts.

FEES WE RECEIVE FROM FUNDS AND RELATED PARTIES -- We receive substantial and varying administrative service payments and Rule 12b-1 fees from certain Funds or related parties. These types of payments and fees are sometimes referred to as "revenue sharing" payments. We consider these payments and fees among a number of factors when deciding to add or keep a fund on the menu of Funds that we offer through the Policy. We collect these payments and fees under agreements between us and a Fund's principal underwriter, transfer agent, investment adviser and/or other entities related to the Fund. We expect to make a profit on these fees.

The availability of these types of arrangements creates an incentive for us to seek and offer Funds (and classes of shares of such Funds) that pay us revenue sharing. Other funds (or available classes of shares) may have lower fees and better overall investment performance.


As of December 31, 2007, we have entered into arrangements to receive administrative service payments and/or Rule 12b-1 fees from the following fund complexes (or affiliated entities): AIM Advisors, Inc., AllianceBerstein Variable Products Series Funds & AllianceBernstein Investments, American Variable Insurance Series & Capital Research and Management Company, Fidelity Distributors Corporation, Franklin Templeton Services, LLC, Lord Abbett Series Fund & Lord Abbett Distributors, LLC, MFS Fund Distributors, Inc. & Massachusetts Financial Services Company, Morgan Stanley Distribution & Morgan Stanley Investment Management & The Universal Funds, Oppenheimer Variable Account Funds & Oppenheimer Funds Distributor, Inc., Putnam Retail Management Limited Partnership, Van Kampen Life Investment Trust & Van Kampen Asset Management.


We are affiliated with Hartford Series Fund, Inc. and Hartford HLS Series Fund II, Inc. (collectively, the "HLS Funds") based on our affiliation with their investment advisers HL Investment Advisors, LLC and Hartford Investment Management Company. In addition to investment advisory fees, we, or our other insurance company affiliates, are paid, among other things, to provide administrative, processing, accounting and shareholder services for the HLS Funds.


Not all Fund complexes pay the same amounts of revenue sharing payments and/or Rule 12b-1 fees. Therefore, the amount or fees we collect may be greater or smaller based on the Funds you select. Revenue sharing and Rule 12b-1 fees do not exceed 0.50% and 0.25% respectively in 2007, and are not expected to exceed 0.50% and 0.35% respectively in 2008, of the annual percentage of the average daily net assets (for instance, assuming that you invested in a Fund that paid us the maximum fees and you maintained a hypothetical average balance of $10,000, we would collect $75 from that Fund). We will endeavor to update this listing annually and interim arrangements may not be reflected. For the fiscal year ended December 31, 2007, revenue sharing and Rule 12b-1 fees did not exceed $4,457,553. These fees do not take into consideration indirect benefits received by offering HLS Funds as investment options.


THE FIXED ACCOUNT

The portion of the prospectus relating to the Fixed Account is not registered under the 1933 Act and the Fixed Account is not registered as an investment company under the 1940 Act. The Fixed Account is not subject to the provisions or restrictions of the 1933 Act or the 1940 Act and the staff of the SEC has not reviewed the disclosure regarding the Fixed Account. The following disclosure about the Fixed Account may be subject to certain generally applicable provisions of the federal securities laws regarding the accuracy and completeness of disclosure.


The Fixed Account credits at least 3.0% per year. We are not obligated to, but may, credit more than 3.0% per year. If we do, such rates are determined at our sole discretion. Hartford does not guarantee that any crediting rate above the guarantee rate will remain for any guaranteed period of time. You assume the risk that, at any time, the Fixed Account may credit no more than 3.0%.

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CHARGES AND DEDUCTIONS

DEDUCTIONS FROM PREMIUM

Before your premium is allocated to the Sub-Accounts and/or the Fixed Account, we deduct a percentage from your premium for a sales load and a premium tax charge. The amount allocated after the deductions is called your Net Premium.

FRONT-END SALES LOAD


HARTFORD LIFE INSURANCE COMPANY POLICIES -- We deduct a front-end sales load from each premium you pay. The current front-end sales load for all premiums is 3.75%. The front-end sales load may be used to cover expenses related to the sale and distribution of the policies. We reserve the right to charge a maximum of 5.75%.



HARTFORD LIFE AND ANNUITY INSURANCE COMPANY POLICIES -- We deduct a front-end sales load from each premium you pay. The current maximum front-end sales load for all premiums is 3.75%. The front-end sales load may be used to cover expenses related to the sale and distribution of the policies. We reserve the right to charge a maximum of 5.75%. In Oregon, the current sales load is 5.75%. The maximum sales load in Oregon is 7.75%.


TAX CHARGE -- We deduct a premium tax charge from each premium you pay. The premium tax charge covers taxes assessed against us by a state and/or other governmental entity. The range of such charge generally is between 0% and 4%.

DEDUCTIONS FROM ACCOUNT VALUE

MONTHLY DEDUCTION AMOUNTS -- Each month we will deduct an amount from your Account Value to pay for the benefits provided by your policy. This amount is called the Monthly Deduction Amount and equals the sum of:

-   the charge for the cost of insurance;

-   the monthly administrative charge;

-   the monthly per $1,000 charge;

-   the mortality and expense risk charge;

-   the charges for additional benefits provided by rider, if any.

We will deduct the Monthly Deduction Amount on a pro rata basis from each available Sub-Account and the Fixed Account unless you choose the Allocation of Charges Option.

ALLOCATION OF CHARGES OPTION -- You may provide us with written instructions to re-direct the deduction of your policy's Monthly Deduction Amount charges that are assessed on a monthly basis to specified Sub-Account(s) and/or the Fixed Account. If you do not provide us with written instructions, or if the assets in any of the specified Sub-Accounts or the Fixed Account are insufficient to pay the charge as requested, the Monthly Deduction Amount will then be deducted on a pro rata basis from each available Sub-Account and the Fixed Account.

COST OF INSURANCE CHARGE -- The charge for the cost of insurance is equal to:

-   the cost of insurance rate per $1,000; multiplied by

-   the amount at risk; divided by

-   $1,000

On any Monthly Activity Date, the amount at risk equals the death benefit less the Account Value on that date, prior to assessing the Monthly Deduction Amount.


Cost of insurance rates will be determined on each policy anniversary based on our future expectations of such factors as mortality, expenses, interest, persistency and taxes. The cost of insurance rates will not exceed those based on the 1980 Commissioners' Standard Ordinary Mortality Table (ALB), Male or Female, Unismoke Table, age last birthday (unisex rates may be required in some states). A table of guaranteed cost of insurance rates per $1,000 will be included in your policy, however, we reserve the right to use rates less than those shown in the table. The maximum rates that can be charged are on the Policy Specification pages of the contract. Substandard risks will be charged higher cost of insurance rates that will not exceed rates based on a multiple of 1980 Commissioners' Standard Ordinary Mortality Table (ALB), Male or Female, Unismoke Table, age last birthday (unisex rates may be required in some states and markets) plus any flat extra amount assessed. The multiple will be based on the insured's substandard rating.


Any changes in the cost of insurance rate will be made uniformly for all insureds in the same risk class and whose coverage have been in force for the same length of time. No change in insurance class or cost will occur on account of deterioration of the insured's health.


Because your Account Value and death benefit amount may vary from month to month, the cost of insurance charge may also vary on each Monthly Activity Date. The cost of insurance depends on your policy's amount at risk. Items which may affect the amount at risk include the amount and timing of premium payments, investment performance, fees and charges assessed, rider charges, policy loans and death benefit changes to the Face Amount.


MONTHLY ADMINISTRATIVE CHARGE -- We will assess a monthly administrative charge to reimburse us for administrative costs of your policy. The current monthly administrative charge is $7.50 per month. The maximum monthly administrative charge is $10 per month.

MORTALITY AND EXPENSE RISK CHARGE


HARTFORD LIFE INSURANCE COMPANY POLICIES -- We deduct a mortality and expense risk charge on each Monthly Activity Date from your Account Value. During the first 10 policy years, the current (the amount we are currently charging) mortality and expense risk charge is 1/12 of 0.65% of your Account Value in the Sub-Accounts, and the maximum rate is 1/12 of 0.85% of your Account Value in the Sub-Accounts. During policy years 11 to 20, the current rate is 1/12 of 0.20% and the maximum rate is 1/12 of 0.40% of your Account Value in the Sub-Accounts. After the 20th policy year there is no charge.

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HARTFORD LIFE AND ANNUITY INSURANCE COMPANY POLICIES -- We deduct a mortality and expense risk charge on each Monthly Activity Date from your Account Value. During the first 10 policy years, the current (the amount we are currently charging) and maximum mortality and expense risk charge is 1/12 of 0.65% of your Account Value in the Sub-Accounts. During policy years 11 to 20, the current rate is 1/12 of 0.20% and the maximum rate is 1/12 of 0.40% of your Account Value in the Sub-Accounts. After the 20th policy year there is no charge.


The mortality and expense risk charge compensates us for mortality and expense risks assumed under the policies. The mortality risk assumed is that the cost of insurance charges are insufficient to meet actual claims. The expense risk assumed is that the expense incurred in issuing, distributing and administering the policies exceed the administrative charges and sales loads collected. Hartford may keep any difference between cost it incurs and the charges it collects.

MONTHLY PER $1,000 CHARGE -- We deduct a charge from your Account Value called the "Monthly Per $1,000 Charge" on each Monthly Activity Date. The charge is assessed based on your initial Face Amount and certain subsequent increases in your Face Amount. The charge is deducted for a period of:

-   5 years after you purchase your policy; and

- 5 years after an unscheduled increase in your Face Amount, and each increase under the Cost of Living Adjustment Rider, if elected.

The total Monthly Per $1,000 Charge is equal to:

-   the applicable Monthly Per $1,000 rates; multiplied by

-   the applicable Face Amounts; divided by

-   $1,000.

The Monthly Per $1,000 Charge is individualized based on the insured's initial Face Amount, Death Benefit option issue age or age at time of a Face Amount increase, sex and insurance class. The charge is on the Policy Specification pages of the contract. The Monthly Per $1,000 Charge compensates us for expenses incurred in issuing, distributing, and administering the policies.

SURRENDER CHARGE -- Surrender charges will be deducted from your Account Value if you surrender your policy:

-   During the first 9 policy years;

-   Within 9 years of an unscheduled increase in your Face Amount; or

- Within 9 years of an increase in your Face Amount under the Cost of Living Adjustment Rider, if elected.

Surrender Charges are not deducted during the first three policy years if you add the Modification of Cash Surrender Value Endorsement at the time of Purchase.

RIDER CHARGE -- If your policy includes riders, a charge applicable to the riders is made from the Account Value each month. The charge applicable to these riders is to compensate Hartford for the anticipated cost of providing these benefits and is specified on the applicable rider. For a description of the riders available, see "Your Policy -- Supplemental Benefits."

CHARGES FOR THE FUNDS

The investment performance of each Fund reflects the management fee that the Fund pays to its investment manager as well as other operating expenses that the Fund incurs. Investment management fees are generally daily fees computed as a percentage of a Fund's average daily net assets as an annual rate. Please read the prospectus for each Fund for complete details.

YOUR POLICY

CONTRACT RIGHTS

POLICY OWNER, OR "YOU" -- As long as your policy is in force, you may exercise all rights under the policy while the insured is alive and no beneficiary has been irrevocably named.

BENEFICIARY -- The beneficiary is the person you name in the application to receive any death benefit. You may change the beneficiary (unless irrevocably named) while the insured is alive by notifying us in writing. If no beneficiary is living when the insured dies, the death benefit will be paid to you, if living; otherwise, it will be paid to your estate.


INSURED -- The insured is the person on whose life the policy is issued. You name the insured in the application of the policy. The Policy Owner must have an insurable interest on the life of the Insured in order for the policy to be valid under state law and for the Policy to be considered life insurance for federal income tax purposes. An insurable interest generally exists when there is a demonstrable interest in something covered by an insurance policy, the loss of which would cause deprivation or financial loss. There must be a valid insurable interest at the time the policy is issued. If there is not a valid insurable interest, the policy will not provide the intended benefits. Through our underwriting process, we will determine whether the insured is insurable.



You may request to change the Insured's risk class to a more favorable class if the health of the Insured has improved or in the Insured no longer uses nicotine. Upon providing us satisfactory evidence, we will review the risk classification. If we grant a change in risk classification, only future cost of insurance rates will be based on the more favorable class and all other contract terms and provisions will remain as established at issue. We will not change a risk class on account of deterioration of your health.


ASSIGNMENT -- You may assign your policy. Until you notify us in writing, no assignment will be effective against your policy. We are not responsible for the validity of any assignment.

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STATEMENTS -- We will send you a statement at least once each year, showing:

-   the current Account Value, Cash Surrender Value and Face Amount;

- the premiums paid, monthly deduction amounts and any loans since your last statement;

-   the amount of any Indebtedness;

-   any notifications required by the provisions of your policy; and

- any other information required by the Insurance Department of the state where your policy was delivered.

RIGHT TO EXAMINE A POLICY -- You have a limited right to return your policy for cancellation. You may deliver or mail the policy to us or to the agent from whom it was purchased any time during your free look period.

FREE LOOK PERIOD FOR POLICIES ISSUED BY HARTFORD LIFE INSURANCE COMPANY:


Your free look period begins on the day You get Your Policy and ends ten days after You receive it. If you properly exercise your free look, the Contract will be rescinded and We will pay an amount equal to the greater of (a) the total premiums paid for the Policy less any Indebtedness; or (b) the sum of: i) the Account Value less any Indebtedness, on the date the returned Policy is received by Us or the agent from whom it was purchased; and, (ii) any deductions under the Policy or charges associated with the Separate Account.


FREE LOOK PERIOD FOR POLICIES ISSUED BY HARTFORD LIFE AND ANNUITY INSURANCE
COMPANY:


Your free look period begins on the day You receive Your Policy and ends ten days after You receive it (or longer in some states). If you properly exercise your free look, the Contract will be rescinded and We will pay you an amount equal to the greater of (a) the total premiums paid for the Policy less any Indebtedness; or (b) the sum of: i) the Account Value less any Indebtedness, on the date the returned Policy is received by Us or the agent from whom it was purchased; and, (ii) any deductions under the Policy or charges associated with the Separate Account. The state in which the policy is issued determines the free look period. You should refer to your Policy for information.


REPLACEMENTS

A "replacement" occurs when a new policy is purchased and, in connection with the sale, an existing policy is surrendered, lapsed, forfeited, assigned to another insurer, otherwise terminated or used in a financial purchase. A "financial purchase" occurs when the purchase of a new life insurance policy or annuity contract involves the use of money obtained from the values of an existing life insurance policy or annuity contract through withdrawal, surrender or loan.

There are some circumstances where replacing your existing life insurance policy can benefit you. However, there are many circumstances where a replacement will not be in your best interest. You should carefully review the costs, benefits and features of your existing life insurance policy against a proposed policy to determine whether a replacement is in your best interest.


POLICY LIMITATIONS


ALLOCATIONS TO SUB-ACCOUNTS AND THE FIXED ACCOUNT -- You may allocate amounts to a maximum of twenty (20) investment choices including the Sub-Accounts and Fixed Account.

TRANSFERS OF ACCOUNT VALUE -- You may transfer amounts among the Fixed Account and the Sub-Accounts subject to a charge described below. You may request transfers in writing or by calling us at 1-800-231-5453. Transfers by telephone may also be made by your authorized agent of record or by other authorized representative. Telephone transfers may not be permitted in some states. We will not be responsible for losses that result from acting upon telephone requests reasonably believed to be genuine. We will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. The procedures we follow for transactions initiated by telephone include requiring callers to provide certain identifying information. All transfer instructions communicated to us by telephone are tape recorded.

CAN YOU TRANSFER FROM ONE SUB-ACCOUNT TO ANOTHER?

During those phases of your Policy when transfers are permissible, you may make transfers between Sub-Accounts according to the following policies and procedures, as they may be amended from time to time.

WHAT IS A SUB-ACCOUNT TRANSFER?


A Sub-Account transfer is a transaction requested by you that involves reallocating part or all of your Account Value among the underlying Funds available in your Policy. Your transfer request will be processed as of the end of the Valuation Day that it is received in good order. Otherwise, your request will be processed on the following Valuation Day. We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within 30 days of receiving the confirmation.


WHAT HAPPENS WHEN YOU REQUEST A SUB-ACCOUNT TRANSFER?

Many Policy Owners request Sub-Account transfers. Some request transfers into (purchases) a particular Sub-Account, and others request transfers out of (redemptions) a particular Sub-Account. In addition, some Policy Owners allocate Premium Payments to Sub-Accounts, and others request Surrenders. We combine all the daily requests to transfer out of a Sub-Account along with all Surrenders from that Sub-Account and determine how many shares of that underlying Fund we would need to sell to satisfy all Policy Owners' "transfer-out" requests. At the same time, we also combine all the daily requests to transfer into a particular Sub-Account or Premium Payments allocated to that Sub-Account and determine how many shares of that underlying Fund we would need to buy to satisfy all Policy Owners' "transfer-in" requests.

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In addition, many of the underlying Funds that are available as investment options in our variable life policies are also available as investment options in variable annuity contracts, retirement plans, funding agreements and other products offered by us or our affiliates. Each day, investors and Policy Owners in these other products engage in similar transfer transactions.

We take advantage of our size and available technology to combine sales of a particular underlying Fund for many of the variable annuities, variable life insurance policies, retirement plans, funding agreements or other products offered by us or our affiliates. We also combine many of the purchases of that particular underlying Fund for many of the products we offer. We then "net" these trades by offsetting purchases against redemptions. Netting trades has no impact on the price you pay for or receive upon the purchase or sale of an investment option. This means that we sometimes reallocate shares of an underlying Fund rather than buy new shares or sell shares of the underlying Fund.

For example, if we combine all transfer-out (redemption) requests and Surrenders of a stock Fund Sub-Account with all other sales of that underlying Fund from all our other products, we may have to sell $1 million dollars of that Fund on any particular day. However, if other Policy Owners and the owners of other products offered by us, want to transfer-in (purchase) an amount equal to $300,000 of that same underlying Fund, then we would send a sell order to the Fund for $700,000 (a $1 million sell order minus the purchase order of $300,000) rather than making two or more transactions.

ARE THERE ANY CHARGES FOR TRANSFERS AMONG SUB-ACCOUNTS?

Under the Policy, we have the right to assess an Administrative Transfer Fee of up to $25 per transfer after the first transfer you make in any month. We are currently not assessing Administrative Transfer Fees.

WHAT RESTRICTIONS ARE THERE ON YOUR ABILITY TO MAKE A SUB-ACCOUNT TRANSFER?


FIRST, YOU MAY MAKE ONLY ONE SUB-ACCOUNT TRANSFER REQUEST EACH DAY. We limit each Policy Owner to one Sub-Account transfer request each Valuation Day. We count all Sub-Account transfer activity that occurs on any one Valuation Day as one "Sub-Account transfer", however, you cannot transfer the same Account Value more than once a Valuation Day.


For Example:

- If the only transfer you make on a day is a transfer of $10,000 from one Sub-Account into another Sub-Account, it would count as one Sub-Account transfer.

- If, however, on a single day you transfer $10,000 out of one Sub-Account into five other Sub-Accounts (dividing the $10,000 among the five other Sub-Accounts however you chose), that day's transfer activity would count as one Sub-Account transfer.

- Likewise, if on a single day you transferred $10,000 out of one Sub-Account into ten other Sub-Accounts (dividing the $10,000 among the ten other Sub-Account however you chose), that day's transfer activity would count as one Sub-Account transfer.

- Conversely, if you have $10,000 in Account Value distribution among 10 different Sub-Accounts and you request to transfer the Account Value in all those Sub-Accounts into one Sub-Account, that would also count as one Sub-Account transfer.

- However, you cannot transfer the same Account Value more than once in one day. That means if you have $10,000 in a Money Market Fund Sub-Account and you transfer all $10,000 into a Stock Fund Sub-Account, on that same day you could not then transfer the $10,000 out of the Stock Fund Sub-Account into another Sub-Account.

SECOND, YOU ARE ALLOWED TO SUBMIT A TOTAL OF 20 SUB-ACCOUNT TRANSFERS EACH CALENDAR YEAR (THE "TRANSFER RULE") BY U.S. MAIL, VOICE RESPONSE UNIT, INTERNET, TELEPHONE, SAME DAY MAIL OR COURIER SERVICE. Once you have reached the maximum number of Sub-Account transfers, you may only submit any additional Sub-Account transfer requests (and any trade cancellation requests) in writing through U.S. Mail or overnight delivery service. In other words, Voice Response Unit, Internet, same day mail service or telephone transfer requests will not be honored. We may, but are not obligated to, notify you when you are in jeopardy of approaching these limits. For example, we will send you a letter after your 10th Sub-Account transfer to remind you about the Transfer Rule. After your 20th transfer request, our computer system will not allow you to do another Sub-Account transfer by telephone, Voice Response Unit or via the Internet. You will then be instructed to send your Sub-Account transfer request by U.S. Mail or overnight delivery service.

We reserve the right to aggregate your Contracts (whether currently existing or those recently surrendered) for the purposes of enforcing these restrictions.

The Transfer Rule does not apply to Sub-Account transfers that occur automatically as part of a Company sponsored asset allocation or Dollar Cost Averaging program. Reallocations made based on an underlying Fund merger, substitution or liquidation also do not count toward this transfer limit. Restrictions may vary based on state law.

We make no assurances that the Transfer Rule is or will be effective in detecting or preventing market timing.

THIRD, POLICIES HAVE BEEN DESIGNED TO RESTRICT EXCESSIVE SUB-ACCOUNT
TRANSFERS. You should not purchase this Policy if you want to make frequent Sub-Account transfers for any reason. In particular, don't purchase this Policy if you plan to engage in "market timing," which includes frequent transfer activity into and out of the same underlying Fund, or frequent Sub-Account transfers in order to exploit any inefficiencies in the pricing of an underlying Fund. Even if you do not engage in market timing,

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certain restrictions may be imposed on you, as discussed below:


UNDERLYING FUND TRADING POLICIES


You are subject to underlying Fund trading policies, if any. We are obligated to provide, at the underlying Fund's request, tax identification numbers and other shareholder identifying information contained in our records to assist underlying Funds in identifying any pattern or frequency of Sub-Account transfers that may violate their trading policy. In certain instances, we have agreed to assist an underlying Fund, to help monitor compliance with that Fund's trading policy.

We are obligated to follow each underlying Fund's instructions regarding enforcement of their trading policy. Penalties for violating these policies may include, among other things, temporarily or permanently limiting or banning you from making Sub-Account transfers into an underlying Fund or other funds within that fund complex. We are not authorized to grant exceptions to an underlying Fund's trading policy. Please refer to each underlying Fund's prospectus for more information.

Underlying Fund trading policies do not apply or may be limited. For instance:

- Certain types of financial intermediaries may not be required to provide us with shareholder information.

- "Excepted funds" such as money market funds and any underlying Fund that affirmatively permits short-term trading of its securities may opt not to adopt this type of policy. This type of policy may not apply to any financial intermediary that an underlying Fund treats as a single investor.

- A Fund can decide to exempt categories of Policy Owners whose Policies are subject to inconsistent trading restrictions or none at all.

- Non-shareholder initiated purchases or redemptions may not always be monitored. These include Sub-Account transfers that are executed: (i) automatically pursuant to a company sponsored contractual or systematic program such as transfers of assets as a result of "dollar cost averaging" programs, asset allocation programs, automatic rebalancing programs, loans, or systematic withdrawal programs; (ii) as a result of the payment of a Death Benefit; (iii) as a result of any deduction of charges or fees under a Policy; or (iv) as a result of payments such as loan repayments, scheduled Premium Payments, scheduled withdrawals or surrenders, retirement plan Premium Payments.

POSSIBILITY OF UNDETECTED ABUSIVE TRADING OR MARKET TIMING. We may not be able to detect or prevent all abusive trading activities. For instance,

- Since we net all the purchases and redemptions for a particular underlying Fund for this and many of our other products, transfers by any specific market timer could be inadvertently overlooked.

- Certain forms of variable annuities and types of underlying Funds may be attractive to market timers. We can not provide assurances that we will be capable of addressing possible abuses in a timely manner.

- Our policies apply only to individuals and entities that own or are Policy Owners under this Policy. However, the underlying Funds that make up the Sub-Accounts of this Policy are available for use with many different variable life insurance policies, variable annuity products and funding agreements, and they are offered directly to certain qualified retirement plans. Some of these products and plans may have less restrictive transfer rules or no transfer restrictions at all.

HOW ARE YOU AFFECTED BY FREQUENT SUB-ACCOUNT TRANSFERS?

We are not responsible for losses or lost investment opportunities associated with the effectuation of these policies. Frequent Sub-Account transfers may result in the dilution of the value of the outstanding securities issued by an underlying Fund as a result of increased transaction costs and lost investment opportunities typically associated with maintaining greater cash positions. This can adversely impact underlying Fund performance and, as a result, the performance of your Policy. This may also lower the Death Benefit paid to your Beneficiary.

Separate Account investors could be prevented from purchasing underlying Fund shares if we reach an impasse on the execution of an underlying Fund's trading instructions. In other words, an underlying Fund complex could refuse to allow new purchases of shares by all our variable product investors if the Fund and we can not reach a mutually acceptable agreement on how to treat an investor who, in a Fund's opinion, has violated the Fund's trading policy.


In some cases, we do not have the tax identification number or other identifying information requested by a Fund in our records. In those cases, we rely on the Policy Owner to provide the information. If the Policy Owner does not provide the information, we may be directed by the Fund to restrict the Policy Owner from further purchases of Fund shares. In those cases, all participants under a plan funded by the Policy will also be precluded from further purchases of Fund shares.


LIMITATIONS ON TRANSFERS FROM THE FIXED ACCOUNT -- Except for transfers made under the Dollar Cost Averaging Program, any transfers from the Fixed Account must occur during the 30-day period following each policy anniversary, and, if your accumulated value in the Fixed Account exceeds $1,000, the amount transferred from the Fixed Account in any policy Year may not exceed 25% of the accumulated value in the Fixed Account on the transfer date. As a result of these restrictions, it can take several years to transfer amounts from the Fixed Account to the Sub-Accounts.


TRANSFERS TO THE FIXED ACCOUNT: ADDITIONAL OPTIONS AVAILABLE TO POLICIES ISSUED BY HARTFORD LIFE INSURANCE COMPANY -- Amounts may be transferred among the Sub-Accounts to the Fixed Account at any time. For policies issued by Hartford Life Insurance Company, there are some additional options regarding the Fixed Account. At any time you may transfer all amounts in the Sub-Accounts to the Fixed Account

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and apply the Cash Surrender Value to purchase a non-variable paid-up life insurance policy, as long as the policy is in effect. A non-variable paid-up life insurance policy is a life insurance policy (that is not variable universal life insurance) where the cash value in the policy will be enough so that no premiums are required to maintain coverage for a certain period of time. You may also transfer amounts in the Sub-Accounts to the Fixed Account if a material change is made in the investment policy of the Separate Account and you object to the change. Lastly, you may transfer amounts in the Sub-Accounts to the Fixed Account during the first 18 months after your policy is issued, if your policy is in effect (Hartford Life Insurance Company Policies Only).

DEFERRAL OF PAYMENTS -- State law allows us to defer payment of any Cash Surrender Values, withdrawals and loan amounts which are not attributable to the Sub-Accounts for up to six months from the date of the request. These laws were enacted many years ago to help insurance companies in the event of a liquidity crisis. If we defer payment for more than 30 days, we will pay you interest. For policies issued in New York, if we defer payment for more than 10 days, we will pay you interest.

CHANGES TO CONTRACT OR SEPARATE ACCOUNT

MODIFICATION OF POLICY -- The only way the policy may be modified is by a written agreement signed by our President, or one of our Vice Presidents, Secretaries, or Assistant Secretaries.

SUBSTITUTION OF FUNDS -- We reserve the right to substitute the shares of any other registered investment company for the shares of any Fund already purchased or to be purchased in the future by the Separate Account provided that the substitution has been approved by the Securities and Exchange Commission.

CHANGE IN OPERATION OF THE SEPARATE ACCOUNT -- The operation of the Separate Account may be modified to the extent permitted by law, including deregistration under the securities laws.

SEPARATE ACCOUNT TAXES -- Currently, no charge is made to the Separate Account for federal, state and local taxes that may be allocable to the Separate Account. A change in the applicable federal, state or local tax laws which impose tax on Hartford and/or the Separate Account may result in a charge against the policy in the future. Charges for other taxes, if any, allocable to the Separate Account may also be made.

OTHER BENEFITS


DOLLAR COST AVERAGING PROGRAM -- You may elect to allocate your Net Premiums among the Sub-Accounts and the Fixed Account pursuant to the Dollar Cost Averaging (DCA) program. The DCA program allows you to regularly transfer an amount you select from the Fixed Account or any Sub-Account into a different Sub-Account. Amounts will be transferred monthly to the other investment options in accordance with your allocation instructions. The dollar amount will be allocated to the investment options that you specify, in the proportions that you specify. If, on any transfer date, your Account Value allocated to the Dollar Cost Averaging program is less than the amount you have elected to transfer, your DCA program will terminate.


You may cancel your DCA election by notice in writing or by calling us at 1-800-231-5453. We reserve the right to change or discontinue the DCA program.

The main objective of a DCA program is to minimize the impact of short-term price fluctuations. The DCA program allows you to take advantage of market fluctuations. Since the same dollar amount is transferred to your selected investment options at set intervals, the DCA program allows you to purchase more accumulation units when prices are low and fewer accumulation units when prices are high. Therefore, a lower average cost per accumulation unit may be achieved over the long term. However, it is important to understand that the DCA program does not assure a profit or protect against investment loss.


STATIC ASSET ALLOCATION MODELS



This feature allows you to select your portfolio of Funds based on your risk tolerance, time horizon and investment objectives. Based on these factors, you can select one of several asset allocation models, with each specifying percentage allocations among various Funds available under your Policy ("model portfolios"). These model portfolios are based on generally accepted investment theories that take into account the historic returns of different asset classes (e.g., equities, bonds or cash) over different time periods. We make available educational information and materials (e.g., pie charts, graphs, or case studies) that can help you select a model portfolio, but we do not recommend models or otherwise provide advice as to what model portfolio may be appropriate for you.



You choose how much of your Account Value you want to invest in this program. You can also combine this program with the Dollar Cost Averaging Program (subject to restrictions). Your investments under the program will be rebalanced at the specified frequency (quarterly, semi-annual or annual) you choose to reflect the model portfolio's original percentages, thereby eliminating imbalances resulting from market movements and/or partial Surrenders. We have no discretionary authority or control over your investment decisions. These model portfolios are based on then available Funds and do not include the Fixed Account. You may participate in only one model portfolio at a time.



You will not be provided with information regarding periodic updates to the Funds and allocation percentages in the model portfolios, and we will not reallocate your Account Value based on those updates. Information on updated model portfolios may be obtained by contacting your Registered Representative. Investment alternatives other than these model portfolios are available that may enable you to invest you Account Value with similar risk and return characteristics. When considering a model portfolio for your individual situation, you should

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consider your other assets, income and investments in addition to this Policy.


ASSET REBALANCING -- Asset Rebalancing is another type of asset allocation program in which you customize your Sub-Accounts to meet your investment needs. You select the Sub-Accounts and the percentages you want allocated to each Sub-Account. Based on the frequency you select, your model will automatically rebalance to the original percentages chosen. You can only participate in one model at a time.

IMPACT OF FUND CHANGES ON DCA PROGRAM, ASSET ALLOCATION PROGRAM AND ASSET REBALANCING PROGRAM -- Certain Fund changes may impact these programs. If a Fund (merging Fund) contained in one of these programs merges into another Fund (surviving Fund) and we do not receive alternative instructions from you, we will automatically replace the merging fund with the surviving fund for each of the programs. If a Fund contained in one of these programs is liquidated, unless other instructions are received, we will generally reject the next allocation under the applicable program as "not in good order" and seek alternative instructions.

OPTIONAL SUPPLEMENTAL BENEFITS -- You may add additional benefits to your policy by electing one or more of the riders described below. Each rider involves additional costs that depend on the age, sex, and risk class of the insured, and the level of benefit provided by the rider. Each rider is subject to the restrictions and limitations described in the rider.

ESTATE TAX REPEAL BENEFIT RIDER -- In the news media you may have read that the federal Estate Tax law will expire in 2011 if Congress takes no action before then. Although it seems unlikely that Congress would allow the federal Estate Tax law to expire, if this were to happen it might affect your estate planning and you may no longer want this policy. So this rider allows you to terminate your policy and receive the Account Value without any deduction of Surrender Charges if there is no federal Estate Tax law in effect during 2011. We must receive your surrender request during the month of January 2011. The amount you receive under this rider is reduced by any outstanding Indebtedness. There is no additional charge for this rider.

WAIVER OF SPECIFIED AMOUNT DISABILITY BENEFIT RIDER -- If you become disabled, you may not be able to work and if your earnings decrease, you may have a difficult time paying your life insurance premiums to keep your policy inforce. So under this rider, if the insured becomes totally disabled, we will credit the policy with an amount specified in your policy, for as long as the insured remains totally disabled. This will help keep your policy inforce if you fall behind on your premium payments. You choose the level of coverage when you select the rider. The charge for this rider will continue to be deducted during total disability until the rider terminates.


WAIVER OF SPECIFIED AMOUNT DISABILITY BENEFIT RIDER (AVAILABLE FOR POLICIES ISSUED AFTER MARCH 12, 2007) -- If the Insured becomes totally disabled you may have a difficult time paying the life insurance premiums. Under this rider, we will credit the policy with an amount specified in your Policy until the Insured attains age 65, or at least two years, if longer. The rider is only available at Policy issuance and there is a charge for this rider.


TERM INSURANCE RIDER -- You may purchase a Term Insurance Rider on yourself as a base insured or on your family members. Under this Rider, we will pay the term life insurance benefit when the covered insured dies, according to the terms of your Policy and the Rider. You may elect this Rider when you purchase your Policy or on any Policy Anniversary. Hartford may require proof of insurability before we issue this Rider. If your Policy offers a No Lapse Guarantee, the face amount of the Term Insurance Rider is generally not covered by the No Lapse Guarantee.

In deciding whether to use the Term Insurance Rider as part of the total coverage under the Policy on the base insured, you should consider the following factors regarding your Policy's costs and benefits. If you choose to combine flexible permanent insurance coverage with a Term Insurance Rider on the life of the base insured, the Rider provides additional temporary coverage at a cost that may be lower than if you purchased this term life insurance through a separate term life policy and the policy's cash surrender value available to you may be higher because there are no surrender charges associated with the Rider. Some policy monthly charges do not apply to the face amount of the Term Insurance Rider, therefore, using Term Insurance Rider coverage on the base insured may reduce the total amount of premium needed to sustain the total death benefit over the life of the Policy. Under some funding scenarios where the minimum death benefit insurance is increased to meet the definition of life insurance, the use of the Term Insurance Rider may have the effect of increasing the total amount of premium needed to sustain the total death benefit over the life of the Policy.

The compensation paid to your representative may be lower when the Term Insurance Rider is included as part of your total coverage than when your total coverage does not include the Term Insurance Rider.

You may wish to ask your representative for additional customized sales illustrations to review the impact of using Term Insurance Rider coveragein various combinations for your insurance protection needs.

ACCIDENTAL DEATH BENEFIT RIDER -- You may want additional life insurance coverage in case you die by accident. Under this rider we will pay a specified amount when the insured dies under accidental circumstances. You choose the level of coverage when you select the rider.

DEDUCTION AMOUNT WAIVER RIDER -- The costs of your policy are deducted each month through the Monthly Deduction Amount. If you become disabled and fall behind on your premium payments, the continued deduction of the Monthly Deduction Amounts without paying the premium could risk your policy to default and terminate. So under the Deduction Amount Waiver Rider, while the insured is totally

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disabled, we will waive the Monthly Deduction Amount. This will help keep your policy inforce if you fall behind on your premium payments.

COST OF LIVING ADJUSTMENT RIDER -- You may want your life insurance coverage to keep pace with inflation. Under this rider, we will increase your Face Amount without evidence of insurability on every second anniversary of the rider. The Face Amount increases are based on increases in the consumer price index, subject to certain limitations. If you do not accept an increase, this rider is terminated and no future increases will occur. There is no charge for this rider.


CHILD INSURANCE RIDER -- This rider provides term life insurance coverage on all the eligible children of the insured under the policy. We will pay the term life insurance death benefit amount you elect under this rider upon receipt of due proof of death of an insured child. To receive a death benefit, an insured child must be more than 16 days old but not yet 25 years old. Requirements to become an insured child are described in the rider. There is a per $1,000 charge for this rider that covers all the insured children. This rider may not be available in all policies.



ACCELERATED DEATH BENEFIT RIDER FOR TERMINAL ILLNESS -- In the event an insured's life expectancy is 12 months (24 months in some states) or less, we will pay a lump sum accelerated death benefit at your request subject to certain limitations and proof of eligibility. The benefit percentage is set at issue. The maximum charge for this rider is $300. For policies issued in New York, the rider is only available when the LifeAccess Accelerated Benefit Rider is purchased.


LIFEACCESS ACCELERATED BENEFIT RIDER: In the event the Insured becomes Chronically Ill and is likely to need services for the remainder of the Insured's life, we will pay an accelerated death benefit up to 100% of the Death Benefit and any term amount. At your request the accelerated benefit will be paid in monthly payments or on an annual lump sum basis subject to certain limitations and satisfaction of eligibility requirements, including a written certification from a Licensed Health Care Practitioner that the Insured is Chronically Ill. The certification must also state that the insured is in need of services under a plan and that such services are likely to be needed for the rest of the insured's life. In addition, as a condition of eligibility for benefits under the rider, we may impose restrictions or limitations on the availability of certain investment options. We will provide you prior written notice of any such restrictions or limitations and you may terminate this rider at anytime. This rider is only available at Policy issuance and there is a charge for this rider.

NO-LAPSE GUARANTEE RIDERS

ENHANCED NO-LAPSE GUARANTEE RIDER -- There are circumstances that could cause your policy to terminate or "lapse." So your policy has a built-in "No-Lapse Guarantee" that will provide a minimum level of death benefit protection for a limited time after your policy would have otherwise terminated. The built-in No-Lapse Guarantee is described in the section of this prospectus entitled "Lapse and Reinstatement." If you elect the Enhanced No-Lapse Guarantee Rider, it allows you to lengthen the period of time that the built-in No-Lapse Guarantee will remain in effect. This period of time is called the "No-Lapse Guarantee Period," which may be extended under the rider as follows:

- If the insured is age 60 or younger you may choose to extend the No-Lapse Guarantee Period to 20 years;

- If the insured is between the ages of 61 and 69 you may choose to extend the No-Lapse Guarantee Period to age 80;

- If the insured is between the ages of 70 and 80 you may choose to extend the No-Lapse Guarantee to 10 years;

- If the insured is between the ages of 81 and 85 you may choose to extend the No-Lapse Guarantee Period to age 90.

LIFETIME NO-LAPSE GUARANTEE RIDER -- Under this rider, you may extend the No-Lapse Guarantee Period for the life of the insured.

See "Lapse and Reinstatement" for a more complete description of the No-Lapse Guarantee, the Enhanced No-Lapse Guarantee Rider, and the Lifetime No-Lapse Guarantee Rider.

POLICY CONTINUATION RIDER -- This rider gives you the option to continue your policy at a reduced death benefit with no further Monthly Deduction Amounts in the event your policy is in danger of default or termination due to excessive Indebtedness. You may elect the benefit under limited circumstances as described in the rider. Subject to the terms and limitations described in the rider, the rider guarantees the policy will not go into default or terminate due to excessive Indebtedness. At the time you elect the benefit under the rider, a transaction charge will be deducted from your Account Value. The maximum transaction charge is 7% of the Account Value.

Riders may not be available in all states.

MODIFICATION OF CASH SURRENDER VALUE ENDORSEMENT -- Subject to underwriting approval, you may add an endorsement to your policy at the time of purchase that provides for a waiver of surrender charges for a limited time. If you add the endorsement and you fully surrender your policy within three (3) years after purchase, we will not deduct a surrender charge from your Cash Surrender Value. There is no additional charge for the endorsement. However, if you choose to add this endorsement, the No-Lapse Guarantee of the policy is not offered and is removed from your policy. The No-Lapse Guarantee is a feature that helps prevent your policy from lapsing if you fall behind on your premium payments.


SETTLEMENT OPTIONS -- Proceeds from your Policy may be paid in a lump sum or may be applied to one of our settlement options. If the Death Benefit payment is $10,000 or greater, the Beneficiary may elect to establish an interest-bearing draft account ("Safe Haven Account") in the name of the Beneficiary and the proceeds will be held in our General Account. The Beneficiary can write one draft for the total amount of the payment, or keep the money in the General Account and write

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draft accounts as needed. We will credit interest at a rate determined by us. For federal income tax purposes, the Beneficiary will be deemed to have received the lump sum payment on transfer of the Death Benefit Proceeds to the General Account. The interest will be taxable to the Beneficiary in the tax year that it is credited. We may not offer the Safe Haven Account in all states and we reserve the right to discontinue offering it at any time. The minimum amount that may be placed under a settlement option is $5,000 (unless we consent to a lesser amount), subject to our then-current rules. If you select the Second Option or Third Option, each is irrevocable and you may not fully or partially commute the settlement option for a lump sum. The following payment options are available to you or your beneficiary. In most states, if a payment option is not selected, proceeds will be paid to the Safe Haven Account. Your beneficiary may choose a settlement.


FIRST OPTION -- INTEREST INCOME

Payments of interest at the rate we declare (but not less than 2% per year) on the amount applied periodically under this option. You may request these payments to be made monthly, quarterly, semi-annually or annually. At any time you may request to receive the lump sum of the money that we are holding.

SECOND OPTION -- INCOME OF FIXED AMOUNT

Equal payments of the amount chosen until the amount applied under this option (with interest of not less than 2% per year) is exhausted. You may request these payments to be made monthly, quarterly, semi-annually or annually. The final payment will be for the balance remaining.

THIRD OPTION -- PAYMENTS FOR A FIXED PERIOD

An amount payable monthly for the number of years selected, which may be from one to 30 years.

The policy provides for guaranteed dollar amounts of monthly payments for each $1,000 applied under the Third Option.

The tables for the First, Second and Third Options are based on a net investment rate of 2% per annum. We may, however, from time to time, at our discretion if mortality appears more favorable and interest rates justify, apply other tables which will result in higher monthly payments for each $1,000 applied under one or more of the four payment options.

Other arrangements for income payments may be agreed upon.

BENEFITS AT MATURITY -- The scheduled maturity date is shown in your policy and is the last date on which you may elect to make premium payments. Unless you elect to continue the policy beyond this date, the policy will terminate and any Cash Surrender Value will be paid to you.

If elected, the policy may continue in force after the scheduled maturity date if (a) the policy was in force on the scheduled maturity date; and (b) the owner of the policy (including any assignee of record) agrees in writing to this continuation.

At the scheduled maturity date, you may elect one of two options.

Under Option 1:

- Policy values will be transferred to the Fixed Account and no further transfers will be allowed;

-   The Face Amount will be set equal to the Death Benefit on the maturity date;

-   the Death Benefit Option will be changed to Option A (Level Option).

Under Option 2:

- The Face Amount will be set equal to the Death Benefit minus the Account Value on the maturity date;

- the Death Benefit Option will be changed to Option B (Return of Account Value Option) with no evidence of insurability being required;

- the Account Value, if any, will continue to fluctuate with investment performance;

Under both Option 1 and 2:

-   any loans will continue to accrue interest and become part of Indebtedness;

-   no future Monthly Deduction Amounts will be deducted;

-   no further premium payments will be accepted;

- all additional benefits provided by rider will terminate at the scheduled maturity date;

-   the policy may terminate due to excessive Indebtedness; and

-   loan repayments may still be made during this time.

Otherwise, the policy will terminate on the scheduled maturity date.

CLASS OF PURCHASERS

REDUCED CHARGES FOR ELIGIBLE GROUPS -- Certain charges and deductions described above may be reduced for policies issued in connection with a specific plan, in accordance with our rules in effect as of the date the application for a policy is approved. To qualify for such a reduction, a plan must satisfy certain criteria, i.e., as to size of the plan, expected number of participants and anticipated premium payment from the plan. Generally, the sales contacts and effort, administrative costs and mortality cost per policy vary, based on such factors as the size of the plan, the purposes for which policies are purchased and certain characteristics of the plan's members. The amount of reduction and the criteria for qualification will be reflected in the reduced sales effort and administrative costs resulting from, and the different mortality experience expected as a result of, sales to qualifying plans. We may modify, from time to time on a uniform basis, both the amounts of reductions and the criteria for qualification. Reductions in these charges will not be unfairly discriminatory against any person, including the affected policy owners invested in the Separate Account.

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HOW POLICIES ARE SOLD


We have entered into a distribution agreement with our affiliate, Hartford Equity Sales Company, Inc., ("HESCO"), under which HESCO serves as principal underwriter for the policies which are offered on a continuous basis. HESCO is registered with the Securities and Exchange Commission under the 1934 Act as a broker-dealer and is a member of the FINRA. The principal business address of HESCO is the same as ours.


HESCO has entered into selling agreements with affiliated and unaffiliated broker-dealers, and financial institutions ("Financial Intermediaries") for the sale of the policies. We pay compensation to HESCO for sales of the policies by Financial Intermediaries. Polices will be sold by individuals who have been appointed by us as insurance agents and who are registered representative of Financial Intermediaries ("Registered Representative").

We list below types of arrangements that help to incentivize sales people to sell our products. These types of arrangements could be viewed as creating conflicts of interest.

Financial Intermediaries receive commissions (described below under "Commissions"). Certain selected Financial Intermediaries also receive additional compensation (described below under "Additional Payments"). All or a portion of the payments we make to Financial Intermediaries may be passed on to Registered Representative according to a Financial Intermediaries' internal compensation practices.

Affiliated broker-dealers also employ individuals called "wholesalers" in the sales process. Wholesalers typically receive compensation that is based on the type of policy or optional benefits sold.


HARTFORD LIFE INSURANCE COMPANY POLICIES -- We pay commissions that vary with the selling agreements and are based on "Target Premiums" that we determine. "Target premium" is a hypothetical premium that is used only to calculate commissions. It varies with the death benefit option you choose and the issue age, gender and underwriting class of the insured. During the first Policy Year, the maximum commission we pay is 50% of the premium up to the Target Premium. The maximum commission for the amount in excess of the Target Premium in the first Policy Year is 4.39%. We also pay an Expense Reimbursement Allowance and an override payment during the first Policy Year. The maximum Expense Reimbursement Allowance and override payment in the first Policy Year is 45% and 9%, respectively of Target Premium. In Policy Years 2 and later, the maximum commission we pay is 20% of Target Premium and 2% on premiums above the Target Premium.



HARTFORD LIFE AND ANNUITY INSURANCE COMPANY POLICIES -- We pay commissions that vary with the selling agreements and are based on "Target Premiums" that we determine. "Target Premium" is a hypothetical premium that is used only to calculate commissions. It varies with the death benefit option you choose and the issue age, gender and underwriting class of the insured. During the first Policy Year, the maximum commission we pay is 120% of the premium up to the Target Premium. The maximum commission for the amount in excess of the Target Premium in the first Policy Year is 4.97%. In Policy Years 2 and later, the maximum commission we pay is 5% of Target Premium and 3% on premiums above the Target Premium.


Your Registered Representative typically receives a portion of the compensation paid to his or her Financial Intermediary in connection with the policy, depending on the particular arrangements between your Registered Representative and their Financial Intermediary. We are not involved in determining your Registered Representative's compensation. A Registered Representative may be required to return all or a portion of the commissions paid if the policy terminates prior to the policy's thirteenth month-a-versary.

Check with your Registered Representative to verify whether your account is a brokerage account or an advisory account. Your interests may differ from ours and your Registered Representative (or the Financial Intermediary with which they are associated). Please ask questions to make sure you understand your rights and any potential conflicts of interest. If you are an advisory client, your Registered Representative (or the Financial Intermediary with which they are associated) can be paid by both you and by us based on what you buy. Therefore, profits, and your Registered Representative's (or their Financial Intermediary's compensation, may vary by product and over time. Contact an appropriate person at your Financial Intermediary with whom you can discuss these differences.


- ADDITIONAL PAYMENTS. Subject to FINRA and Financial Intermediary rules, we (or our affiliates) also pay the following types of additional payments to among other things encourage the sale of this Policy. These additional payments could create an incentive for your Registered Representative, and the Financial Intermediary with which they are associated, to recommend products that pay them more than others

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ADDITIONAL
PAYMENT TYPE                                                   WHAT PAYMENT IS USED FOR
--------------------------------------------------------------------------------------------------------------------------------
Asset-based            We pay certain Financial Intermediaries and wholesalers based on the achievement of certain sales or
Commissions            assets under management targets.
Marketing Expense      We pay marketing allowances to Financial Intermediaries to help pay or reimburse sales marketing and
Allowances             operational expenses associated with the policies.
Gifts and              We (or our affiliates) provide any or all of the following: (1) occasional meals and entertainment; (2)
Entertainment          occasional tickets to sporting events; and (3) nominal gifts (not to exceed $100 annually).
Promotional Payments   We (or our affiliates) may pay for: (a) Access: such as one-on-one wholesaler visits; (b) Support: such as hardware and software, operational and systems integration, sales and service desk training, joint marketing campaigns, client or prospect seminar sponsorships, broker-dealer event advertising/participation, sponsorship of sales contests and/or promotions in which participants receive prizes such as travel awards, merchandise and recognition; and/or sponsorship of due diligence meetings;
                       educational, sales or training seminars, conferences and programs; and, (c) Miscellaneous: such as expense allowances and reimbursements; override payments and bonuses; and/or marketing support fees (or allowances) for providing assistance in promoting the sale of our variable products.
Marketing Efforts      We pay for special marketing and distribution benefits such as: inclusion of our products on Financial
                       Intermediary's "preferred list"; participation in or visibility at national and regional conferences;
                       access to Registered Representatives; links to our website from the Financial Intermediary websites; and
                       articles in Financial Intermediary publications highlighting our products and services.


For the year ended December 31, 2007, Hartford and its affiliates paid approximately $11,800,000 in Additional Payments to Financial Intermediaries in conjunction with the promotion and support of individual life policies.



In addition, for the year ended December 31, 2007, Hartford, HESCO and their affiliate, Hartford Life and Annuity Insurance Company, paid $3,500,000 in Additional Payments to an affiliated Financial Intermediary, Woodbury Financial Services, Inc. (an indirect wholly-owned subsidiary of Hartford).



As of April 1, 2008, we have entered into arrangements to make Additional Payments to the following Financial Intermediaries: 1st Global, 21st Century Financial, Access Insurance, AG Edwards, AIG, AIM, Aintree Capital, AJF Financial Services, Al Phillips Agency, Allegiance, Alliant Insurance, Alternate Wealth Strategies, American General Securities, Inc., Amerus Life, Amrine Financial Services, Applied Financial Concepts, APS/Best Practices, Arizona State University, Artisa Financial Group, Arvest Asset Management, Asset Preserv. Strategies, AXA, Bank of America, Bank of the West, Bank West Insurance, Banknorth Investment Group, BCG Securities, BDS Financial Service Corp., Beach Financial Services, Belforti Investments, Benco Ins. Svc., Benefit Service Company, BeyCor Insurance, Bison Financial Group, Bisys, Blanksom Agency, Bob Lew & Assoc., Brecek & Young, Brindus Financial Services, Brokerage Resources, Brooke Insurance, C2 Advisors, LLC, Cadaret Grant, Cal National Investments, Capital Analysts, Capital Financial Services, Capital Planning Associates, Cat. Financial Partners, CCO Investments, Cedar Brook Financial, Centara Cap., Centara Capital, Centaurus Financial, Century Wealth Management, Charles Edward Investments, Chen & Chen CPA, Chicago Investment Group, Cipiti & Assoc., CitiGroup/Smith Barney, City Securities, Colonial Bank, Commonwealth, Compass Bank, Compass Financial Directions, Connecta, Cooper Financial Services, Cornerstone Financial Group, Country Club Insurance, Courtland Sec., Covenant Financial Concepts, CPI, Crawford Financial Services, Credit Union Financial Network, Crosswind Strategies, CUNA Mutual, Dave Hils Insurance, David Givnish, CLU, Dawson Financial Group, Denny Wexler Attorney, Economic Concepts, Inc. ("ECI"), Edward Jones, Emerging Money Corporation, Everhart Financial Group, Farm Bureau, Fifth Third, Financial Legacy Group, Financial Network, Financial Network, Financial Planning Association of Rhode Island, First American Insurance Underwriters, First Financial Partners, First Heartland, First Meridian, First Niagra Bank, First Planning, Forester, Fortune Financial Services, Frazier Financial Group, Frenkel Inc., FSC Securities, Genworth Financial, GGS Tax Service, Gill Financial Services, Global Insurance, GLS Financial Consultants, Gregory Financial Services, Grosslight Ins., Gulterert Associates, GWN Securities, H&R Block Financial Advisors, Hamilton Manning, Hammet & Green, Harbour Investments, Hartford Life, Haynes Brokerage Group, Hays Co., Hays Companies, HBW Columbus, HD Vest, Heritage Wealth Consultants, Hilliard Lyons, Himmelstein Financial, Hochman Cohen Torres LLP, Houston Association of Insurance and Financial Advisors, Inc., HR Companies, Hub International, IFMG, IMC Financial Group, Impire Sec. Independence Capital, Independent, Independent Brokers Network (IBN) Financial Services, Inc., Infinex Investments, Insurance Plus, Investlinc Wealth Services, Investors Capital, Investors Capital Corporation, Janney Montgomery Scott (JMS), JL Gottlieb Agency, John Branum Ins. Svcs., Jonathan Hind Financial Group, JP Morgan Chase, Jyot Financial Ins., Key Investment Services, Kirby Insurance, Kohlhase Insurance, L&M Financial Services, L.A. Broker Inc., Lane Financial Strategies and Concepts, Larry Zapp Assoc., LFA, LFCU Financial, Lincoln Financial Advisors, Linsco Private Ledger, M&I (Marshall & Illsey), M&T Securities, M2, LLC, Major Financial Planning, Maloyan Associates, Market Street Advisors, Marketshare Financial, Marvin Address & Associates, Maxx Financial Partners, Maynard Financial Services, Mercer Health, Merian Financial, Merrill Lynch, MML Investment

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Services, Inc., Monarch Financial Group, Money Concepts, Morgan Keegan, Morgan Stanley, Morris Financial Group, Inc., Multi Financial, Mundial Group, Mutual Service Corp., National Association Insurance Financial Advisors, National City, Navitas Group, Neil Potts Financial Services, Nelson Financial, Netstreet Brokerage, New Generation Insurance Marketing, Inc., New West Insurance, Newbridge Securities, NEXT Financial Group, Niche Marketing, Northwestern Mutual Legends Capital, One Resource Group, One Source Financial Services, Inc., owR Opinion, Palm Assurance Resc., Paragon Financial Group, Parry Financial, Partners of the West, Patrick Casey, CPA, Pension Plan Solutions, PFS, Pierro Law Group, Pinnacle TAXX, Potomac, PrimeVest Financial Services, Principal Financial Group, Princor Financial Services, Private Banker, QA3 Financial Corp., Quality First, Questar Capital, Rakowski, Raymond James & Associates, RBC Dain Rauscher, Redick Financial Group, Resource Strategies Inc., Resunate Inc., Risk Mgmt. Advisors, River City Group, RM Stark & Co., Robert W. Baird, Rosselot Financial, Royal Alliance, Royalton Financial Group, Ryan Beck & Co., Sagemark Consulting, Sammins Inc., San Diego Stock & Bond Association, Sanford Kutash Agency, Sante Fe Wealth, Securities America, Semaphone Holdings, Sergakis Insurance Agency, SGM, Smith & Condeni, Sorbitz & Co., Sotille Insurance, Source Financial, Southland, Stifel Nicolaus & Co., Inc., Strategic Financial Group, Sullivan Curtis Monroe, TD Banknorth, The Rule Group, Thomas McDonald Partners, Thurston, Springer, Miller, Herd, and Titak, Time Financial, Transamerica Life Co., Trapani Dickens & Ass., UBOC Investment Services, Inc., UBS Financial Services, Inc., Unaffiliated Firms, UnionBanc Investment Services, Unisure Ins. Svcs., United Planners Financial, USA Small Business Solution, USI, Valley Insurance Services, Valmark Securities, Wachovia, Washington Mutual, Wells Fargo, WFG/WGS, Windsor, WM Financial Services, Woodbury Financial Services, Woodruff-Sawyer, Workman Securities, World Financial Group, World Group Securities, Yamasaki Ins. Agency, Zebra Financial. Inclusion on this list does not imply that these sums necessarily constitute "special cash compensation" as defined by FINRA Conduct Rule 2830(I)(4). We will endeavor to update this listing annually and interim arrangements may not be reflected. We assume no duty to notify any investor whether their Sales Representative is or should be included in any such listing. You are encouraged to review the prospectus for each Fund for any other compensation arrangements pertaining to the distribution of Fund shares.


PREMIUMS

APPLICATION FOR A POLICY -- To purchase a policy you must submit an application to us. Within limits, you may choose the initial Face Amount. Policies generally will be issued only on the lives of insureds age 85 and under who supply evidence of insurability satisfactory to us. Acceptance is subject to our underwriting rules and we reserve the right to reject an application for any reason. No change in the terms or conditions of a policy will be made without your consent. The minimum initial premium is the amount required to keep the policy in force for one month, but not less than $50.

Your policy will be effective on the policy date only after we receive all outstanding delivery requirements and the initial premium payment. The policy date is the date used to determine all future cyclical transactions on the policy, such as Monthly Activity Date and policy years.


PREMIUM PAYMENT FLEXIBILITY -- You have flexibility as to when and in what amounts you pay premiums. Prior to policy issue, you can choose a planned premium, within a range we determined, based on the Face Amount and the insured's sex (except where unisex rates apply), issue age and risk classification. We will send you premium notices for planned premium. Such notices may be sent on an annual, semi-annual or quarterly basis. You may also have premium payments automatically deducted monthly from your checking account. The planned premium and payment mode you select are shown on your policy's specifications page. You may change the planned premium at any time, subject to our minimum amount rules then in effect.



After the first premium has been paid, your subsequent premium payments are flexible. The actual amount and frequency of payment will affect the Account Value and could affect the amount and duration of insurance provided by the policy. Your policy may lapse if the value of your policy becomes insufficient to cover the Monthly Deduction Amounts. In such case you may be required to pay additional premiums in order to prevent the policy from terminating. For details see, "Lapse and Reinstatement."



You may pay additional premiums at any time prior to the scheduled maturity date, subject to the following limitations:



- The minimum premium that we will accept is $50 or the amount required to keep the policy in force.



- We reserve the right to require evidence of insurability for any premium payment that results in an increase in the death benefit greater than the amount of the premium.



-   Any premium payment in excess of $1,000,000 is subject to our approval.



In some cases, applying a subsequent premium payment in a policy year could result in your policy becoming a modified endowment contract (MEC). If we receive a subsequent premium payment that would cause the Policy to become a MEC, we will follow these procedures:



- If the premium is received more than 20 calendar days prior to the Policy Anniversary Date or if it is greater than your planned premium, we will apply the premium to the Policy. We will notify you in writing that your Policy has become a

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  MEC and provide you with the opportunity to correct the MEC status as specified in the notice. You have 2 weeks from the date of the notice to respond.



- If we receive the premium within 20 calendar days prior to the policy anniversary date and it is less than or equal to the planned premium, the premium payment will be considered not in good order. We will hold the payment without interest and credit it to the policy on the policy anniversary date. If the policy anniversary date is not a Valuation Date, the payment will then be credited on the next Valuation Date following the policy anniversary. The owner will be notified of our action after the premium payment has been credited.



These procedures may not apply if there has been a material change to your policy that impacts the 7-pay limit or 7-pay period because the start of the 7-pay year may no longer coincide with your policy anniversary.



In some cases, applying a subsequent premium payment in a policy year could cause your Policy to fail the definition of life insurance. If we receive a subsequent premium payment that would cause the Policy to fail the definition of life insurance, the premium payment will be considered not in good order and we will follow these procedures:



- If the premium is received more than 20 calendar days prior to the Policy Anniversary Date or if it is greater than your planned premium, we will return the excess premium payment to you and await further instructions.



- If we receive the premium within 20 calendar days prior to the policy anniversary date and it is less than or equal to the planned premium, we will hold the payment without interest and credit the premium payment on the policy anniversary date. If the policy anniversary date is not a Valuation Date, the payment will then be credited on the next Valuation Date following the policy. The owner will be notified of our action after the premium payment has been credited.


ALLOCATION OF PREMIUM PAYMENTS


Premium payments are not applied to the Policy until they are received in good order at the addresses below or received by us via wire.



INITIAL NET PREMIUM -- During the application process, you choose how you want to allocate your initial Net Premium among the Sub-Accounts and the Fixed Account on the premium allocation form. Any Net Premium received by us in good order prior to the end of the right to examine period, will be allocated to the Hartford Money Market HLS Fund Sub-Account based on the next computed value of the Hartford Money Market HLS Fund Sub-Account. Upon the expiration of the right to examine period, we will automatically allocate the value in the Hartford Money Market HLS Fund to the Fixed Account (if applicable) and the Sub-Accounts according to your premium allocation instructions. (For policies issued by Hartford Life Insurance Company, if your policy was issued as a result of a replacement, we will automatically move the money from the Hartford Money Market HLS Fund Sub-Account to the Sub-Accounts and the Fixed Account based on the instructions in the application 10 days after the policy was issued, not at the end of the Free Look period.)

SUBSEQUENT NET PREMIUMS -- For subsequent Net Premium Payments, you may send allocation instructions to the addresses below in accordance with our then current procedures. If you make a subsequent premium payment and do not provide us with allocation instructions, we will allocate the premium payment among the Sub-Accounts and the Fixed Account in accordance with your most recent allocation instructions. Any allocation instructions will be effective upon receipt by us in good order and will apply only to premium payments received on or after that date. Subsequent premium payments received by us in good order will be credited to your Policy based on the next computed value of a Sub-Account following receipt of your premium payment. Net Premiums allocated to the Fixed Account will be credited to your Policy.

You may not exceed twenty (20) investment choices at any given time and the percentage you allocate to each Sub-Account and/or the Fixed Account must be in whole percentages.

HOW TO SEND PREMIUM PAYMENTS

MAIL

You should send premium payments to the following lockbox address:

The Hartford
PO Box 64273
St. Paul, MN 55164-0273

or


To our Individual Life Operations Center at:


The Hartford
500 Bielenberg Drive
Woodbury, MN 55125

WIRE


You may also arrange to pay your premium payments by wire. To wire payments call 1-800-231-5453 or email LifeService@Hartfordlife.com.



Mailed premium payments not sent to either of the addresses stated above will be considered not in good order. We will reroute the payment and apply it on the Valuation Date when it is received at the correct location and is determined to be in good order.


You will receive several different types of notifications as to what your current premium allocation is. Each transaction confirmation received after we receive a premium payment will show how a Net Premium has been allocated. Additionally, each quarterly statement summarizes the current premium allocation in effect for such policy.

If your most recent premium allocation instructions include a Fund (merging
Fund) that has been merged into another Fund (surviving Fund) and we do not receive alternative instructions,

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we will allocate the premium among the Sub-Accounts and the Fixed Account based on your most recent allocation instructions, except that we will apply the premium that would have been allocated to the merging Fund to the surviving Fund. If your most recent premium allocation instructions include a Fund that has been liquidated, generally, unless we receive alternative instructions, we will reject the premium as "not in good order" and seek alternative instructions. Please note that if your most recent allocation instructions include a Fund that we merged or liquidated and your premium payments are made through ACH (wire service), we will reject that premium payment as "not in good order" and seek alternative instructions.


If you mail or fax us a transfer or premium payment request with premium allocation or transfer instructions and those premium allocation or transfer instructions request that a premium or policy value be allocated to a Fund that has been merged or liquidated, we will reject that request as "not in good order" and seek alternative instructions.

ACCUMULATION UNITS -- Net Premiums allocated to the Sub-Accounts are used to credit accumulation units to such Sub-Accounts.

The number of accumulation units in each Sub-Account to be credited to a policy (including the initial allocation to the Hartford Money Market Sub-Account) and the amount to be credited to the Fixed Account will be determined, first, by multiplying the Net Premium by the appropriate allocation percentage in order to determine the portion of Net Premiums or transferred Account Value to be invested in the Fixed Account or the Sub-Account. Each portion of the Net Premium or transferred Account Value to be invested in a Sub-Account is then divided by the accumulation unit value in a particular Sub-Account next computed following its receipt. The resulting figure is the number of accumulation units to be credited to each Sub-Account.

ACCUMULATION UNIT VALUES -- The accumulation unit value for each Sub-Account will vary to reflect the investment experience of the applicable Fund and will be determined on each Valuation Day by multiplying the accumulation unit value of the particular Sub-Account on the preceding Valuation Day by the net investment factor for that Sub-Account for the Valuation Period then ended. The net investment factor for each of the Sub-Accounts is equal to the net asset value per share of the corresponding Fund at the end of the Valuation Period (plus the per share amount of any dividend or capital gain distributions paid by that Fund in the Valuation Period then ended) divided by the net asset value per share of the corresponding Fund at the beginning of the Valuation Period.

All valuations in connection with a policy, (i.e., with respect to determining Account Value, in connection with policy loans, or in calculation of death benefits, or with respect to determining the number of accumulation units to be credited to a policy with each premium payment other than the initial premium payment) will be made at the end of the Valuation Period after the request or payment is received by us in good order at the Individual Life Operations Center. If we receive your request or payment in good order before the close of the New York Stock Exchange, it will be applied as of the same Valuation Day. If we receive your request or payment in good order after the close of the New York Stock Exchange, it will be invested on the next Valuation Day. If we receive your request or payment in good order on a non-Valuation Day, it will be invested on the next Valuation Day. Requests for Sub-Account transfers received on any Valuation Day in good order after the close of the NYSE or a non-Valuation Day will be invested on the next Valuation Day.

ACCOUNT VALUES -- Each policy will have an Account Value. There is no minimum guaranteed Account Value.

The Account Value of a policy changes on a daily basis and will be computed on each Valuation Day. The Account Value will vary to reflect the investment experience of the Sub-Accounts, the interest credited to the Fixed Account and the Loan Account, and the Monthly Deduction Amounts, Net Premiums paid, and any withdrawals taken.

A policy's Account Value is related to the net asset value of the Funds associated with the Sub-Accounts, if any, to which Net Premiums on the policy have been allocated. The Account Value in the Sub-Accounts on any Valuation Day is calculated by, first, multiplying the number of accumulation units in each Sub-Account as of the Valuation Day by the then current value of the accumulation units in that Sub-Account and then totaling the result for all of the Sub-Accounts. A policy's Account Value equals the policy's value in all of the Sub-Accounts, the Fixed Account, and the Loan Account. A policy's Cash Value is equal to the Account Value less any applicable surrender charges. A policy's Cash Surrender Value, which is the net amount available upon surrender of the policy, is the Cash Value less any Indebtedness. See "Accumulation Unit Values," above.

We will pay death proceeds, Cash Surrender Values, partial withdrawals, and loan amounts allocable to the Sub-Accounts within seven calendar days after we receive all the information needed to process the payment, unless the New York Stock Exchange is closed for other than a regular holiday or weekend, trading is restricted by the Commission or the Commission declares that an emergency exists.

DEATH BENEFITS AND POLICY VALUES

DEATH BENEFIT -- Your policy provides for the payment of the death proceeds to the named beneficiary upon receipt of due proof of the death of the insured. Your policy will be effective on the policy date only after we receive all outstanding delivery requirements and the initial premium payment. You must notify us in writing as soon as possible after the death of the insured.

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The death proceeds payable to the beneficiary equal the death benefit less any Indebtedness and less any due and unpaid Monthly Deduction Amount occurring during a grace period. The death benefit depends on the death benefit option you select.

DEATH BENEFIT OPTIONS -- You have four death benefit options available. Options A, B and C are available when you purchase your policy. Option D is not available when you purchase your policy, however, you may change from Option B to Option D.

- OPTION A (LEVEL OPTION) Under this option, the death benefit is the current Face Amount.

- OPTION B (RETURN OF ACCOUNT VALUE OPTION) Under this option, the death benefit is the current Face Amount, plus the Account Value on the date we receive due proof of the insured's death.

- OPTION C (RETURN OF PREMIUM OPTION) Under this option, the death benefit is the current Face Amount, plus the sum of the premiums paid. This death benefit option is subject to an overall maximum, which is currently the Face Amount plus $5 million.

- OPTION D (DECREASING OPTION) Under this option, the death benefit is the current Face Amount, plus the lesser of:

       - the Account Value on the date we receive due proof of the insured's death; or


       - the Account Value on the date of the change from death benefit Option B (Return of Account Value) to Option D (Decreasing Option), reduced by any withdrawals.


DEATH BENEFIT OPTION CHANGES -- You may change your death benefit option by notifying us in writing. Any change will become effective on the Monthly Activity Date following the date we receive your request. If the insured dies before the Monthly Activity Date after we receive your request, we will pay the death benefit as if you had never changed your death benefit option.

The following changes are allowed without evidence of insurability:

- You may change Option A (Level Option) to Option B (Return of Account Value Option). If you do, the Face Amount will become that amount available as a death benefit immediately prior to the option change, decreased by the then current Account Value.

- You may change from Option B (Return of Account Value Option) to Option D (Decreasing Option). The Option D death benefit is the current Face Amount increased by the lesser of:

       - the Account Value on the date we receive due proof of death of the insured; or

       - the Account Value on the date of you changed the death benefit option from Option B (Return of Account Value) to Option D (Decreasing Option), reduced by any withdrawals.

- You may change Option C (Return of Premium Option) to Option A (Level Option). If you do, the Face Amount will become that amount available as a death benefit immediately prior to the option change.

In addition, you may change from Option B (Return of Account Value Option) to Option A (Level Option). However, if this change would result in a Face Amount that exceeds our guidelines and limitations that may be in effect, you must provide evidence of insurability satisfactory to us. If you do, the Face Amount will become the Face Amount immediately prior to the option change increased by the Account Value on the date of the option change.

You should consult a tax adviser regarding the possible adverse tax consequences resulting from a change in your death benefit option.

MINIMUM DEATH BENEFIT -- The policy must satisfy a death benefit compliance test to qualify as life insurance under section 7702 of the Internal Revenue Code. The test effectively requires that the death benefit always be equal to or greater than the Account Value multiplied by a certain percentage. Your policy has a minimum death benefit. We will automatically increase the death benefit so that it will never be less than the Account Value multiplied by the minimum death benefit percentage for the then current year. This percentage varies according to the policy year and each insured's issue age, sex (where unisex rates are not used) and insurance class. This percentage will never be less than 100% or greater than 1400%. The specified percentage applicable to you is listed on the specifications page of your policy.

EXAMPLES OF MINIMUM DEATH BENEFIT:

                                                              A           B
--------------------------------------------------------------------------------
 Face Amount                                                $100,000    $100,000
 Account Value                                                46,500      34,000
 Specified Percentage                                           250%        250%
 Death Benefit Option                                          Level       Level

In Example A, the death benefit equals $116,250, i.e., the greater of $100,000 (the Face Amount) or $116,250 (the Account Value at the date of death of $46,500, multiplied by the specified percentage of 250%). This amount, less any outstanding Indebtedness, constitutes the death proceeds payable to the beneficiary.

In Example B, the death benefit is $100,000, i.e., the greater of $100,000 (the Face Amount) or $85,000 (the Account Value of $34,000, multiplied by the specified percentage of 250%).

UNSCHEDULED INCREASES AND DECREASES IN FACE AMOUNT -- At any time after the first policy year, you may request in writing to change the Face Amount. The minimum amount by which the Face Amount can be increased or decreased is based on our rules then in effect. We reserve the right to limit the

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number of increases or decreases made under the policy to not more than one in any 12 month period.

All requests to increase the Face Amount must be applied for on a new policy application and accompanied by your policy. All requests will be subject to evidence of insurability satisfactory to us. Any increase approved by us will be effective on the date shown on the new policy's specifications page, provided that the Monthly Deduction Amount for the first month after the effective date of increase is made. Any unscheduled increase will be subject to additional Monthly Per $1,000 Charges, additional cost of insurance charges and additional surrender charges, all of which are based on the attained age of the insured at the time of the increase. We will send you additional policy specification pages describing these charges. If you elect to decrease your Face Amount, the decrease will result in an overall reduction of charges because the amount of insurance coverage has decreased. However, the rate of charges will remain the same.

CHARGES AND POLICY VALUES -- Your policy values decrease due to the deduction of policy charges. Policy values may increase or decrease depending on investment performance; investment expenses and fees reduce the investment performance of the Sub-Accounts. Fluctuations in your account value may have an effect on your death benefit. If your policy lapses, the policy terminates and no death benefit will be paid.

MAKING WITHDRAWALS FROM YOUR POLICY

SURRENDER -- Provided your policy has a Cash Surrender Value, you may surrender your policy to us. We will pay you the Cash Surrender Value. Our liability under the policy will cease as of the date we receive your request in writing, or the date you request your surrender, whichever is later.

WITHDRAWALS -- You may make one withdrawal each calendar month. The minimum withdrawal is $500. The maximum withdrawal is the Cash Surrender Value less $1,000. If the death benefit option then in effect is Option A or Option C, the Face Amount will be decreased by an amount equal to the reduction in the Account Value resulting from the withdrawal. The minimum Face Amount required after a withdrawal is subject to our rules then in effect. Unless specified otherwise, the withdrawal will be deducted pro rata from the Fixed Account and the Sub-Accounts. Currently, we do not impose a withdrawal charge. However, we reserve the right to charge up to $10 per withdrawal.

LOANS


AVAILABILITY OF LOANS -- At any time while the Policy is in force and has a Cash Surrender Value, You may obtain a loan from Us. We will hold the Policy as sole security for repayment of any such loans taken. We may defer granting a loan, for the period permitted by law but not more than six months, unless the loan is to be used to pay premiums on any policies You have with Us. The minimum loan is $500. In Tennessee, there is no minimum.


When you take a loan, an amount equal to the loan is transferred from your investment choices to the Loan Account as collateral.

Unless you specify otherwise, all loan amounts will be transferred on a pro rata basis from the Fixed Account and each of the Sub-Accounts to the Loan Account.


If total Indebtedness equals or exceeds the Cash Value on any Monthly Activity Date, your policy will go into default. See "Lapse and Reinstatement."


PREFERRED INDEBTEDNESS -- If, at any time after the tenth (10th) policy anniversary, your Account Value exceeds the total of all premiums paid since issue, a portion of your Indebtedness may qualify as preferred. Preferred Indebtedness is charged a lower interest rate than non-preferred Indebtedness, if any. The maximum amount of preferred Indebtedness is the amount by which the Account Value exceeds the total premiums paid and is determined on each Monthly Activity Date.

LOAN REPAYMENTS -- You can repay all or any part of a loan at any time while your policy is in force and the insured is alive. The amount of your policy loan repayment will be deducted from the Loan Account. It will be allocated among the Fixed Account and Sub-Accounts in the same percentage as premiums are allocated. All loan repayments must be clearly marked as such. Any payment not clearly marked as a loan repayment will be considered to be a premium payment.

EFFECT OF LOANS ON ACCOUNT VALUE -- A loan, whether or not repaid, will have a permanent effect on your Account Value and Death Benefit. This effect occurs because the investment results of each Sub-Account will apply only to the amount remaining in such Sub-Accounts. In addition, the rate of interest credited to the Fixed Account will usually be different than the rate credited to the Loan Account. The longer a loan is outstanding, the greater the effect on your Account Value is likely to be. Such effect could be favorable or unfavorable. If the Fixed Account and the Sub-Accounts earn more than the annual interest rate for funds held in the Loan Account, your Account Value will not increase as rapidly as it would have had no loan been made. If the Fixed Account and the Sub-Accounts earn less than the Loan Account, then your Account Value will be greater than it would have been had no loan been made. Additionally, if not repaid, the aggregate amount of the outstanding Indebtedness will reduce the death proceeds and the Cash Surrender Value otherwise payable.

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CREDITED INTEREST -- Any amounts in the Loan Account will be credited with interest at an annual rate of 3.0%.

INTEREST CHARGED ON INDEBTEDNESS -- Interest will accrue daily on the Indebtedness at the policy loan rate. Because the interest charged on Indebtedness may exceed the rate credited to the Loan Account, the Indebtedness may grow faster than the Loan Account. If this happens, additional collateral will be transferred to the Loan Account. The additional collateral equals the difference between the Indebtedness and the value of the Loan Account. The additional collateral, if any, will be transferred on each Monthly Activity Date from the Fixed Account and the Sub-Accounts to the Loan Account on a pro rata basis.

POLICY LOAN RATES -- The table below shows the maximum interest rates we will charge on your Indebtedness.

                                              PORTION OF        INTEREST RATE
DURING POLICY YEARS                          INDEBTEDNESS          CHARGED
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                  1-10                           All                  5%
              11 and later                    Preferred             3.25%
                                            Non-Preferred           3.50%

LAPSE AND REINSTATEMENT

LAPSE AND GRACE PERIOD -- Your policy will go into default on any Monthly Activity Date on which the Account Value less Indebtedness is not sufficient to cover the Monthly Deduction Amount and the No-Lapse Guarantee is not available.


If the policy goes into default, we will send You a lapse notice to warn you that the policy is in danger of terminating. This notice will be mailed at least 61 days before your coverage is to terminate. It will be mailed both to you and to any assignee of record. This lapse notice will tell you the minimum premium required to keep the policy from terminating. This minimum premium will never be greater than an amount which results in a Cash Surrender Value equal to the current Monthly Deduction Amount plus the next two Monthly Deduction Amounts as of the date your policy goes into default.


We will keep your policy inforce for the 61-day period following the date your policy goes into default. We call that period the "Grace Period." However, if we have not received the required premiums (specified in your lapse notice) by the end of the Grace Period, the policy will terminate. If the insured dies during the Grace Period, we will pay the death proceeds.

NO-LAPSE GUARANTEE -- The policy will remain inforce at the end of the policy Grace Period as long as the No-Lapse Guarantee is available. The No-Lapse Guarantee is available as long as:

-   The policy is issued to an insured age 75 or less;

-   The No-Lapse Guarantee Period has not expired; and

- On each Monthly Activity Date during the No-Lapse Guarantee Period, the cumulative premiums paid into the policy, less Indebtedness and less withdrawals, equal or exceed an amount known as the Cumulative No-Lapse Guarantee Premium.

Starting on the effective date of your policy, the length of the No-Lapse Guarantee Period is:


-   20 years or to an insured age 75 or if sooner, but never less than 5 years.



While the No-Lapse Guarantee is available, we guarantee your Account Value will never be less than zero and your Death Benefit will be at least equal to the Face Amount. If the insured dies while the No-Lapse Guarantee is available, we will pay the death proceeds.


If there is any increase or decrease in the Face Amount, or any change in rider coverage or a change in insurance class, a new monthly NoLapse Guarantee Premium will be calculated. We will send you a notice of the new monthly No-Lapse Guarantee Premium, which will be used in calculating the Cumulative No-Lapse Guarantee Premium in subsequent months.

The No-Lapse Guarantee is not available if you elect the Modification of Cash Surrender Value Endorsement.

ENHANCED NO-LAPSE GUARANTEE RIDER -- If you select the Enhanced No-Lapse Guarantee Rider, it lets you extend the No-Lapse Guarantee Period as follows:

- If the insured is age 60 or younger you may choose to extend the No-Lapse Guarantee Period to 20 years;

- If the insured is between the ages of 61 and 69 you may choose to extend the No-Lapse Guarantee Period to age 80;

- If the insured is between the ages of 70 and 80 you may choose to extend the No-Lapse Guarantee to 10 years;

- If the insured is between the ages of 81 and 85 you may choose to extend the No-Lapse Guarantee Period to age 90.

With the Enhanced No-Lapse Guarantee Rider, the policy will go into default after the 10th policy anniversary if the Account Value less Indebtedness is not sufficient to cover the Monthly Deduction Amount. If the policy goes into default after the 10th policy anniversary, and the No-Lapse Guarantee remains available under the Enhanced No-Lapse Guarantee Rider, the policy will remain in force with the following modifications:

-   the death benefit option will be Option A (Level Option);

- all riders other than the Enhanced No-Lapse Guarantee Rider and the Child Insurance Rider, if applicable, will terminate;

-   any future scheduled increases in the Face Amount will be cancelled; and

- no death benefit option changes will be allowed while the policy remains in default.

The No-Lapse Guarantee is not available if you elect the Modification of Cash Surrender Value Endorsement.

LIFETIME NO-LAPSE GUARANTEE RIDER -- If you select the Lifetime No-Lapse Guarantee Rider, it lets you extend the

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No-Lapse Guarantee Period to the end of the life of the insured.

With the Lifetime No-Lapse Guarantee Rider, the policy will go into default if the Account Value less Indebtedness is not sufficient to cover the Monthly Deduction Amount. If the policy goes into default, and the No-Lapse Guarantee remains available under the Lifetime No-Lapse Guarantee Rider, the policy will remain in force with the following modifications:

-   the death benefit option will be Option A (Level Option);

- all riders other than the Enhanced No-Lapse Guarantee Rider and the Child Insurance Rider, if applicable, will terminate;

-   any future scheduled increases in the Face Amount will be cancelled; and

- no death benefit option changes will be allowed while the policy remains in default.

The No-Lapse Guarantee is not available if you elect the Modification of Cash Surrender Value Endorsement.

GRACE PERIOD FOR LIFETIME NO-LAPSE GUARANTEE RIDER -- If on any Monthly Activity Date, after the second policy anniversary, the cumulative premiums paid into the policy, less Indebtedness and less withdrawals from the policy, are less than the Cumulative No-Lapse Guarantee Premium on the Monthly Activity Date 24 months prior to the current Monthly Activity Date, a No-Lapse Guarantee Grace Period of 61 days will begin. A notice will be mailed at least 30 days prior to termination of the No-Lapse Guarantee. It will be mailed both to you and to any assignee of record, at the last known address(es). That notice will warn you that you are in danger of losing the Lifetime No-Lapse Guarantee and will tell you the amount of premium you need to pay to continue the Lifetime No-Lapse Guarantee.

The Lifetime No-Lapse Guarantee will be removed from the policy if the required premium is not paid by the end of the Lifetime No-Lapse Guarantee Grace Period. You will receive a written notification of the change and the Lifetime No-Lapse Guarantee will never again be available or in effect on the policy. Loss of the No-Lapse Guarantee at the end of the No-Lapse Guarantee Grace Period does not automatically cause the policy to terminate; however the policy will terminate if the continued existence of the No-Lapse Guarantee was what was preventing the policy from terminating.

The No-Lapse Guarantee Grace Period is only available to the Lifetime No-Lapse Guarantee Rider.

REINSTATEMENT -- Prior to the death of the insured, a policy may be reinstated prior to the maturity date, provided such policy has not been surrendered for cash, and provided further that:

-   You request reinstatement in writing within five years after termination;

-   You submit satisfactory evidence of insurability to us;

- Any Indebtedness existing at the time the policy was terminated is repaid or carried over to the reinstated policy; and

- You pay a premium sufficient to cover (a) all Monthly Deduction Amounts that are due and unpaid during the Grace Period and (b) the sum of Monthly Deduction Amounts for the next three months after the date the policy is reinstated.

The Account Value on the reinstatement date equals:

-   The Cash Value at the time of policy termination; plus

- Net Premiums derived from premiums paid at the time of policy reinstatement; minus

- the Monthly Deduction Amounts that were due and unpaid during the Grace Period; plus

- the Surrender Charge at the time of policy reinstatement. The Surrender Charge is based on the duration from the original policy date.

FEDERAL TAX CONSIDERATIONS


IRS CIRCULAR 230 NOTICE: The tax information contained in this Prospectus is not intended to (and cannot) be used by anyone to avoid IRS penalties. It is intended to support the sale of the Policy. The Policyholder should seek tax advice based on its particular circumstances from an independent tax advisor.


INTRODUCTION

The following summary of tax rules does not provide or constitute any tax advice. It provides only a general discussion of certain of the expected federal income tax consequences with respect to amounts contributed to, invested in or received from a Contract, based on our understanding of the existing provisions of the Code, Treasury Regulations thereunder, and public interpretations thereof by the IRS (e.g., Revenue Rulings, Revenue Procedures or Notices) or by published court decisions. This summary discusses only certain federal income tax consequences to United States Persons, and does not discuss state, local or foreign tax consequences. The term United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships, trusts or estates that are subject to United States federal income tax, regardless of the source of their income. See "Life Insurance Purchases by Nonresident Aliens and Foreign Entities," regarding life insurance purchases by non-U.S. Persons.

This summary has been prepared by us after consultation with tax counsel, but no opinion of tax counsel has been obtained. We do not make any guarantee or representation regarding any tax status (e.g., federal, state, local or foreign) of any Contract or any transaction involving a Contract. In addition, there is always a possibility that the tax treatment of a life insurance contract could change by legislation or other means (such as regulations, rulings or judicial decisions). Moreover, it is always possible that any such change in tax treatment could be made retroactive (that is, made effective prior to the date of the change). Accordingly, you should consult a qualified tax adviser for complete information and advice before purchasing a Contract.

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In addition, this discussion does not address many of the tax consequences if you use the Contract in various arrangements, including tax-qualified retirement arrangements, deferred compensation plans, split-dollar insurance arrangements, or other employee benefit arrangements. The tax consequences of any such arrangement may vary depending on the particular facts and circumstances of each individual arrangement and whether the arrangement satisfies certain tax qualification requirements or falls within a potentially adverse and/or broad tax definition or tax classification (e.g., for a deferred compensation or split-dollar arrangement). In addition, the tax rules affecting such an arrangement may have changed recently, e.g., by legislation or regulations that affect compensatory or employee benefit arrangements. Therefore, if you are contemplating the use of a Contract in any arrangement the value of which to you depends in part on its tax consequences, you should consult a qualified tax adviser regarding the tax treatment of the proposed arrangement and of any Contract used in it.

THE DISCUSSION SET FORTH BELOW IS INCLUDED FOR GENERAL PURPOSES ONLY. SPECIAL TAX RULES MAY APPLY WITH RESPECT TO CERTAIN SITUATIONS THAT ARE NOT DISCUSSED HEREIN. EACH POTENTIAL PURCHASER OF A CONTRACT IS ADVISED TO CONSULT WITH A QUALIFIED TAX ADVISER AS TO THE CONSEQUENCES OF ANY AMOUNTS INVESTED IN A CONTRACT UNDER APPLICABLE FEDERAL, STATE, LOCAL OR FOREIGN TAX LAW.

TAXATION OF HARTFORD AND THE SEPARATE ACCOUNT

The Separate Account is taxed as a part of Hartford, which is taxed as a life insurance company under Subchapter L of Chapter 1 of the Code. Accordingly, the Separate Account will not be taxed as a "regulated investment company" under Subchapter M of Chapter 1 of the Code. Investment income and realized capital gains on the assets of the Separate Account (the underlying Funds) are reinvested and are taken into account in determining the value of the Accumulation Units. As a result, such investment income and realized capital gains are automatically applied to increase reserves based on the policy.

Currently, no taxes are due on interest, dividends and short-term or long-term capital gain earned by the Separate Account with respect to the policies. Hartford is entitled to certain tax benefits related to the investment of company assets, including assets of the Separate Account. These tax benefits, which may include the foreign tax credit and the corporate dividends received deduction, are not passed back to you since Hartford is the owner of the assets from which the tax benefits are derived.

INCOME TAXATION OF POLICY BENEFITS -- GENERALLY


For federal income tax purposes, the policies should be treated as life insurance contracts under Section 7702 of the Code. The death benefit under a life insurance contract is generally excluded from the gross income of the Beneficiary. However, there are exceptions to this general rule. For example, the death benefit will be taxable in the case of a transfer-for-value, unless certain exceptions apply. Also, a life insurance policy owner is generally not taxed on increments in the contract value prior to a receipt of some amount from the policy, e.g., upon a partial or full surrender. Section 7702 imposes certain limits on the amounts of the premiums paid and cash value accumulations in a policy, in order for it to remain tax-qualified as a life insurance contract. We intend to monitor premium and cash value levels to assure compliance with the
Section 7702 requirements.



At the time We issue the Policy, You must irrevocably elect one of the following tests to qualify the Policy as life insurance under section 7702 of the Code:
(a) the cash value accumulation test; or (b) the guideline premium and cash value corridor test.



Under the cash value accumulation test, a Policy's Death Benefit must be large enough to ensure that the Policy's Account Value is never larger than the net single premium that is needed to fund future benefits under the Policy. The net single premium under the Policy varies according to the age(s), sex(es) and underwriting class(s) of the insured(s) and is calculated in accordance with section 7702 and used to determine the minimum death benefit percentages stated in the Policy.



The guideline premium and cash value corridor test is made up of two components, each of which must be satisfied in order to qualify as life insurance under section 7702. Under the guideline premium portion of the test, the total premiums you pay cannot exceed your Policy's guideline premium limit. The guideline premium limit is the greater of the guideline single premium or the sum of the guideline level premiums to date. Under the cash value corridor portion of the test, the Policy's Death Benefit may not be less than the Policy Account Value multiplied by the minimum death benefit percentages set forth in section 7702 (and stated in the Policy).


There is some uncertainty as to the proper determination of the premium limits for purposes of Section 7702 and 7702A in the case of policies involving substandard risks. We believe our method of addressing substandard risks is reasonable, but the IRS could take a contrary view. Accordingly, there is a risk that the IRS could contend that certain policies involving substandard risks fail to meet the definition of life insurance in Section 7702 or should be considered modified endowment contracts.

We also believe that any loan received under a policy will be treated as indebtedness of the policy owner, and that no part of any loan under a policy will constitute income to the policy owner unless the policy is a modified endowment contract. There is a risk that the IRS could contend that certain preferred policy loans might not be loans for tax purposes. Instead, the IRS could treat these loans as distributions from the policy. If so, such amounts might be currently taxable. A surrender or assignment of the policy may have tax consequences depending

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upon the circumstances. Policy owners should consult a qualified tax adviser concerning the effect of such transactions.

During the first fifteen policy years, an "income first" rule generally applies to distributions of cash required to be made under Code Section 7702 because of a reduction in benefits under the policy.

The Maturity Date Extension Rider allows a policy owner to extend the maturity date to the date of the death of the insured. If the maturity date of the policy is extended by rider, we believe that the policy will continue to be treated as a life insurance contract for federal income tax purposes after the scheduled maturity date. However, due to the lack of specific guidance on this issue, the result is not certain. If the policy is not treated as a life insurance contract for federal income tax purposes after the scheduled maturity date, among other things, the death proceeds may be taxable to the recipient. The policy owner should consult a qualified tax adviser regarding the possible adverse tax consequences resulting from an extension of the scheduled maturity date.

DIVERSIFICATION REQUIREMENTS

The Code requires that each sub-account of the Separate Account supporting your policy be adequately diversified. Code Section 817(h) provides that a variable life insurance contract will not be treated as a life insurance contract for any period during which the investments made by the separate account or underlying fund are not adequately diversified. If a contract is not treated as a life insurance contract, the policy owner will be subject to income tax on annual increases in cash value.

The Treasury Department's diversification regulations under Code Section 817(h) require, among other things, that:

- no more than 55% of the value of the total assets of a segregated asset account underlying a variable contract is represented by any one investment,

-   no more than 70% is represented by any two investments,

-   no more than 80% is represented by any three investments and

-   no more than 90% is represented by any four investments.

In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.

A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the insurer or the policy owner must agree to pay the tax due for the period during which the diversification requirements were not met.

OWNERSHIP OF THE ASSETS IN THE SEPARATE ACCOUNT

In order for a variable life insurance contract to qualify for income tax deferral, assets in the separate account supporting the contract must be considered to be owned by the insurance company, and not by the contract owner, for tax purposes. The IRS has stated in published rulings that a variable contract owner will be considered the "owner" of separate account assets for income tax purposes if the contract owner possesses sufficient incidents of ownership in those assets, such as the ability to exercise investment control over the assets. In circumstances where the variable contract owner is treated as the "tax owner" of certain separate account assets, income and gain from such assets would be includable in the variable contract owner's gross income. The Treasury Department indicated in 1986 that, in regulations or revenue rulings under Code Section 817(d) (relating to the definition of a variable contract), it would provide guidance on the extent to which contract owners may direct their investments to particular sub-accounts without being treated as tax owners of the underlying shares. Although no such regulations have been issued to date, the IRS has issued a number of rulings that indicate that this issue remains subject to a facts and circumstances test for both variable annuity and life insurance contracts.

For instance, the IRS in Rev. Rul. 2003-92 reiterated its position in prior rulings that, where shares in a fund offered in an insurer's separate account are not available exclusively through the purchase of a variable insurance contract (e.g., where such shares can be purchased directly by the general public or others without going through such a variable contract), such "public availability" means that such shares should be treated as owned directly by the contract owner (and not by the insurer) for tax purposes, as if such contract owner had chosen instead to purchase such shares directly (without going through the variable contract). None of the shares or other interests in the fund choices offered in our Separate Account for your Contract are available for purchase except through an insurer's variable contracts or other permitted entities.

The IRS in Rev. Rul. 2003-91 also indicated that an insurer could provide as many as 20 fund choices for its variable contract owners (each with a general investment strategy, e.g., a small company stock fund or a special industry fund) under certain circumstances, without causing such a contract owner to be treated as the tax owner of any of the underlying fund assets. The ruling does not specify the number of fund options, if any, that might prevent a variable contract owner from receiving favorable tax treatment. As a result, we believe that any owner of a Contract also should receive the same favorable tax treatment. However, there is necessarily some uncertainty here as long as the IRS continues to use a facts and circumstances test for investor control and other tax ownership issues. Therefore, we reserve the right to modify the Contract as necessary to prevent you from being treated as the tax owner of any underlying assets.

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DISTRIBUTIONS OTHER THAN DEATH BENEFITS

Under existing provisions of the Code, increases in a policy owner's Investment Value are generally not taxable to the policy owner unless amounts are received (or are deemed to be received) under the policy prior to the insured's death. If the policy is surrendered or matures, the amount received will be includable in the policy owner's income to the extent that it exceeds the policy's "basis" or "investment in the contract." (If there is any debt at the time of a surrender or maturity, then such debt will be treated as an amount distributed to the policy owner.) The "investment in the contract" is the aggregate amount of premium payments and other consideration paid for the policy, less the aggregate amount received previously under the policy to the extent such amounts received were excluded from gross income. Whether partial withdrawals (or loan or other amounts deemed to be received) from the policy constitute income to the policy owner depends, in part, upon whether the policy is considered a modified endowment contract for federal income tax purposes, as described below.

MODIFIED ENDOWMENT CONTRACTS

Code Section 7702A applies an additional limit on premiums paid, the "seven-pay" test, to life insurance contracts. The seven-pay test provides that premiums cannot be paid at a rate more rapidly than that allowed by the payment of seven annual premiums using specified computational rules described in Section 7702A(c). A modified endowment contract ("MEC") is a life insurance policy that satisfies the Section 7702 definition of a life insurance contract and either
(i) fails the seven-pay test of Section 7702A or (ii) is exchanged for a MEC. A policy fails the seven-pay test if the accumulated amount paid into the policy at any time during the first seven policy years (or during any later seven-year test period) exceeds the sum of the net level premiums that would have been paid up to that point if the policy provided for paid-up future benefits after the payment of seven level annual premiums. Computational rules for the seven-pay test are described in Section 7702A(c).

A new seven-pay test and seven-year test period may be applied each time that a policy undergoes a material change, which includes an increase in the Face Amount. In addition, if there is a reduction in benefits under the policy within any seven-year test period, the seven-pay test is applied retroactively as if the policy always had the reduced benefit level from the start of the seven-year test period. Any reduction in benefits attributable to the nonpayment of premiums will not be taken into account for purposes of the seven-pay test if the benefits are reinstated within 90 days after the reduction.

A policy that is classified as a MEC is eligible for certain aspects of the beneficial tax treatment accorded to life insurance. That is, the death benefit is generally excluded from income tax and increments in contract value are not subject to current income tax (prior to an actual or deemed receipt of some amount). However, if the contract is classified as a MEC, then withdrawals and other amounts received or deemed received from the contract will be treated first as withdrawals of income and then as a tax-free recovery of premium payments or other basis. Thus, withdrawals will be includable in income to the extent the contract value exceeds the unrecovered basis. Also, the income portion of any amount received or deemed received prior to age 59 1/2 is subject to an additional 10% penalty tax, with certain exceptions. The amount of any loan (including unpaid interest thereon) under the contract will be treated as an amount received from the contract for income tax and additional 10% penalty tax purposes. In addition, if the policy owner assigns or pledges any portion of the value of a contract (or agrees to assign or pledge any portion), then such portion will be treated as an amount received from the contract for tax purposes. The policy owner's basis in the contract is increased by the amount includable in income with respect to such assignment, pledge or loan, though it is not affected by any other aspect of the assignment, pledge or loan (including its release or repayment).

All MEC policies that are issued in the same calendar year to the same policy owner by the same insurer (or its affiliates) are treated as one MEC policy for the purpose of determining the taxable portion of any loan or other amount received or deemed received that is subject to ordinary income tax or the 10% penalty tax. The adverse income tax (and 10% penalty tax) treatment of loans or other amounts received or deemed received from a MEC affects not only those amounts received or deemed received after the date on which a policy first becomes a MEC, but also those amounts received or deemed received in anticipation of the policy becoming a MEC. Amounts received or deemed received during the 2 years prior to such initial MEC date are automatically treated as amounts received in anticipation of MEC status.

Before assigning, pledging, or requesting a loan or other amount to be received under a policy that is a MEC, a policy owner should consult a qualified tax adviser.

We have instituted procedures to monitor whether a policy may become classified as a MEC.

ESTATE AND GENERATION SKIPPING TRANSFER TAXES

ESTATE TAX -- GENERALLY

When the insured dies, the death proceeds will generally be includable in the policy owner's estate for purposes of federal estate tax if the insured owned the policy. If the policy owner was not the insured, the fair market value of the policy would be included in the policy owner's estate upon the policy owner's death. The policy would not be includable in the insured's estate if the insured neither retained incidents of ownership at death nor had given up ownership within three years before death.

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GENERATION SKIPPING TRANSFER TAX -- GENERALLY

Under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of a life insurance policy is transferred to, or a death benefit is paid to, an individual two or more generations younger than the owner. Regulations issued under the Code may require us to deduct the tax from your policy, or from any applicable payment, and pay it directly to the IRS.

FEDERAL INCOME TAX WITHHOLDING AND REPORTING

If any amounts are (or are deemed to be) current taxable income to the policy owner, such amounts will generally be subject to federal income tax withholding and reporting, pursuant to the Code.

EMPLOYER-OWNED LIFE INSURANCE, NON-INDIVIDUAL OWNERS AND BUSINESS BENEFICIARIES OF POLICIES


Effective for all "employer-owned life insurance contracts" issued after August 17, 2006 (including contracts issued before August 18, 2006 but materially modified on or after such date), Code Section 101(j) provides that death benefits from an "employer-owned life insurance contract" are subject to federal income tax in excess of premiums and other amounts paid, unless certain notice and consent requirements are satisfied and an exception under Section 101(j) applies.


An "employer-owned life insurance contract" is defined as a life insurance contract which --

(i) is owned by a person engaged in a trade or business ("policyholder") under which the policyholder (or a related person) is directly or indirectly a beneficiary under the contract, and

(ii) covers the life of an insured who is an employee with respect to the trade or business of the policyholder. For these purposes, the term "employee" means all employees, including officers and highly compensated employees, as well as directors.

Notice and consent is generally satisfied if, before the contract is issued, the employee --

- is notified in writing that the policyholder intends to insure the employee's life and the maximum face amount for which the employee could be insured at the time the contract was issued,

- provides written consent to being insured under the contract and that such coverage may continue after the insured terminates employment, and

- is informed in writing that the policyholder (or a related party) will be a beneficiary of any proceeds payable upon the death of the employee.

If the notice and consent requirements are met, the death benefit of an employer-owned life insurance contract will not be taxable if an exception under
Section 101(j) applies. Section 101(j) provides exceptions based on the insured's status (e.g., a director or certain highly compensated employees or an insured who was an employee at any time within the 12-month period before the insured's death) with respect to the policyholder, as well as exceptions for death benefit amounts paid to certain of the insured's heirs (e.g., the insured's estate or any individual who is the designated beneficiary of the insured under the contract (other than the policyholder)).


Section 6039I imposes annual reporting and recordkeeping requirements on employers that own one or more employer-owned life insurance contracts (e.g., see IRS Form 8925, Report of Employer-Owned Life Insurance Contracts).


If a policy is owned or held by a corporation, trust or other non-natural person, this could jeopardize some (or all) of such entity's interest deduction under Code Section 264, even where such entity's indebtedness is in no way connected to the policy. In addition, under Section 264(f)(5), if a business (other than a sole proprietorship) is directly or indirectly a beneficiary of a policy, this policy could be treated as held by the business for purposes of the
Section 264(f) entity-holder rules.

Increases in the Investment Value of a contract may be considered in the determination of the corporate alternative minimum tax ("AMT") income. Death benefit proceeds in excess of AMT basis may be included in the computation of AMT income.

Prior to purchasing a life insurance contract, a trade or business should consult with a qualified tax advisor.

LIFE INSURANCE PURCHASES BY NONRESIDENT ALIENS AND FOREIGN ENTITIES

The discussion above provides general information regarding U.S. federal income tax consequences to life insurance purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal income tax and withholding on taxable distributions from life insurance policies at a 30% rate, unless a lower treaty rate applies and required tax forms are submitted to us. If withholding applies, we are required to withhold tax at the 30% rate, or lower treaty rate if applicable, and remit it to the IRS. In addition, purchasers may be subject to state premium tax, other state and/or municipal taxes, and taxes that may be imposed by the purchaser's country of citizenship or residence. Prior to purchasing a life insurance contract, nonresident aliens and foreign entities should consult with a qualified tax advisor.

SPECIAL RULES FOR PENSION AND PROFIT-SHARING PLANS

If a life insurance contract is purchased by a trust or other entity that forms part of a pension or profit-sharing plan qualified under Section 401(a) of the Internal Revenue Code ("Qualified Plan") for the benefit of participants covered under the plan, the federal and state income and estate tax treatment of such policies will be somewhat different from that described this section. The purchase may also affect the qualified nature of the plan.

The plan participant of a Qualified Plan must recognize the economic benefit of the insurance protection as income each

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year. The amount of economic benefit is measured by an IRS Table (currently Table 2001) or by a one-year term product of the insurer that meets specific IRS parameters outlined in IRS Notice 2002-8.

The death benefit under a life insurance contract is generally excluded from the gross income of the beneficiary. When life insurance is purchased within a Qualified Plan, the amount that is received income tax free is the difference between the face amount and the cash surrender value, but only to the extent that the participant has properly recognized into income the appropriate amount of economic benefit.

A Qualified Plan is subject to the so called "incidental benefit rules." A Qualified Plan is permitted to hold life insurance, so long as the life insurance coverage is "incidental" to the primary purpose of the plan and the plan document permits the purchase of life insurance. Life insurance coverage is considered "incidental" if less than 50 percent of the contributions can be used to purchase whole life insurance. Generally, for term, universal or variable life insurance, no more than 25 percent of such contributions may be used. The "incidental benefit" rules may also be satisfied if the death benefit does not exceed 100 times the participant's anticipated monthly normal retirement benefit. If the Qualified Plan does not comply with the incidental benefit rules, it may be subject to adverse tax consequences.

In April 2005, the Treasury Department and the IRS issued Rev. Proc. 2005-25 which discusses the valuation of life insurance policies within the context of Qualified Plans and Sections 83 and 79 of the Internal Revenue Code. In August of 2005, the Treasury Department issued final regulations clarifying that a life insurance policy transferred out of a Qualified Plan must be taxed at its full fair market value. The preamble to the final regulations states that taxpayers may rely on the safe harbor method for computing full fair market value discussed in Rev. Proc. 2005-25.

Distributions from Qualified Plans are generally subject to ordinary income tax, and if taken prior to age 59 1/2, a 10% federal tax penalty may apply to amounts distributed from the Qualified Plan. Also, distributions from a Qualified Plan generally are subject to federal income tax withholding requirements.

Employers and employer-created trusts may be subject to reporting, disclosure and fiduciary obligations under the Employee Retirement Income Security Act of 1974 as amended ("ERISA").

Purchasers of life insurance in a Qualified Plan should consult a qualified tax advisor to ensure that they comply with these complex rules and understand the federal and state income and estate tax treatment of such policies.

SPECIAL CONSIDERATIONS REGARDING THE LIFEACCESS ACCELERATED BENEFIT RIDER

The following is based on our general understanding of current Federal tax laws and is not intended as legal or tax advice. The policy owner should consult a qualified personal tax advisor to determine the consequences of purchasing and exercising the benefits provided by the Rider.

The LifeAccess Accelerated Benefit Rider allows a policy owner to accelerate all or a portion of their Death Benefit and any term amount (each as determined at the time of initial payment) if the Insured provides valid certification that the Insured is Chronically Ill, as defined in the Rider, and otherwise satisfies the terms of the Rider. We have designed this Rider so that the benefits paid under the Rider will be treated for federal income tax purposes as accelerated death benefits under Section 101(g)(1)(B) of the Code. The benefit is intended to qualify for exclusion from income subject to the qualification requirements under applicable provisions of the Code, which are dependent on the recipient's particular circumstances. Subject to state variations, a policy owner may elect to receive the accelerated benefit in monthly payments or in a lump sum, as described in the policy. Receipt of an accelerated benefit payable monthly may be treated differently than if you receive the payment in a lump sum for Federal tax purposes. Accelerated benefits under this Rider may be taxable as income. You should consult a personal tax advisor before purchasing the Rider or applying for benefits.

The exclusion from income tax for accelerated death benefits does not apply to any amounts paid to a policy owner other than the Insured if the policy owner has an insurable interest with respect to the life of the Insured by reason of the Insured being an officer, employee or director of the policy owner or by reason of the Insured being financially interested in any trade or business carried on by the policy owner. In addition, special rules apply to determine the taxability of benefits when there is more than one contract providing accelerated benefits on account of chronic illness and/or other insurance policies on the Insured that will pay similar benefits, and more than one policy owner. Where the owner and insured are not the same (e.g., when a policy with the Rider is owned by an irrevocable life insurance trust), other tax considerations may also arise in connection with getting benefits to the Insured, for example, gift taxes in personal settings, compensation income in the employment context and inclusion of the life insurance policy or policy proceeds for estate tax purposes.

Death Benefit, Account Value, Cash Value and the Loan Account Value, if any, will be reduced if your receive accelerated death benefits under this Rider. Any adjustments made to the Death Benefit and other values as a result of payments under the Rider will also generally cause adjustments to the tax limits that apply to your policy. Any amount you receive as an accelerated death benefit will reduce the amount the named Beneficiary(ies) under the Policy may receive upon the death of the Insured.

The Rider is not intended to be a health contract or a qualified long term care insurance contract under section 7702B(b) of the Code nor is it intended to be a non-qualified long term care contract and it is not intended or designed to eliminate the need for such coverage.

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The policy owner's and/or the policy owner's spouse or dependents' eligibility for certain public assistance programs, such as Medicaid, and other government benefits or entitlements may be affected by owning this Rider or by receiving benefits under the Rider.

Although we do not believe the charges for this Rider should be treated as distributions for income tax purposes, there is a possibility that the charges may be considered distributions and may be taxable to the owner to the extent not considered a nontaxable return of premiums paid for the life insurance policy. Charges for the Rider are not deductible as medical expenses for income tax purposes.

Certain transfers-for-value of a life insurance policy cause the policy's death benefit to be subject to income tax when paid. If there is such a transfer-for-value, benefits accelerated under this Rider may also be subject to income tax.

For income tax purposes, payment of benefits will be reported to the policy owner. The policy owner must then file the applicable IRS form to determine the amounts to be included or excluded from income for the applicable tax year. If there is more than one accelerated death benefit rider for chronic illness, other insurance policies on the Insured that will pay similar benefits, or any other reimbursement of the Insured's expenses, receipt of all such benefits must be considered to determine your tax obligation.

LEGAL PROCEEDINGS


There continues to be significant federal and state regulatory activity relating to financial services companies. Like other insurance companies, we are involved in lawsuits, arbitrations, and regulatory/legal proceedings. While it is not possible to predict with certainty the ultimate outcome of any pending or future legal proceeding or regulatory action, we do not expect any of these actions to result in a material adverse effect on the Company or its Separate Accounts.


RESTRICTIONS ON FINANCIAL TRANSACTIONS

Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block a policy owner's ability to make certain transactions and thereby we may refuse to accept any request for transfers, withdrawals, surrenders, or death benefits, until the instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your policy to government regulators.

ILLUSTRATIONS OF POLICY BENEFITS

In order to help you understand how your policy values would vary over time under different sets of assumptions, we will provide you with certain illustrations upon request. These illustrations will be based on the age and insurance risk characteristics of the insured and will also be based on the stated amount of insurance, death benefit option, premium payment pattern and hypothetical rates of return that you request. You can request such personalized illustrations at any time from your registered representative. We have included an example of an illustration as Appendix A to this prospectus.

FINANCIAL TRANSACTIONS

We have included the statutory financial statements for the Company and the Separate Account in the Statement of Additional Information (SAI). To receive a copy of the SAI free of charge, call your registered representative or write to us at:

The Hartford
P.O. Box 2999
Hartford, CT 06104-2999

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GLOSSARY OF SPECIAL TERMS

ACCOUNT VALUE: the total of all amounts in the Fixed Account, Loan Account and Sub-Accounts.

CASH SURRENDER VALUE: the CashValue less all Indebtedness.

CASH VALUE: the Account Value less any applicable Surrender Charges.

COMPANY (ISSUING COMPANY): Either Hartford Life Insurance Company or Hartford Life and Annuity Insurance Company. The name of the company that issues your policy appears on the policy and is determined primarily by the state where you purchased the policy.

CUMULATIVE NO-LAPSE GUARANTEE PREMIUM: The premium required to maintain the No-Lapse guarantee.


DESIGNATED ADDRESS: Our address for receiving premium payments and other policyholder requests.



The Designated Address for sending premium payments is The Hartford, P.O. Box 64273, St. Paul, MN 55164-0273 or to our Individual Life Operations Center at The Hartford, 500 Bielenberg Drive, Woodbury, MN 55125.



The Designated Address for sending all other policy holder transactions is to our Individual Life Operations Center at The Hartford, 500 Bielenberg Drive, Woodbury, MN 55125.


FACE AMOUNT: an amount we use to determine the Death Benefit. On the policy date, the Face Amount equals the initial Face Amount shown in your policy. Thereafter, it may change under the terms of the policy.

FIXED ACCOUNT: part of our general account to which all or a portion of the Account Value may be allocated.

FUNDS: the registered open-end management companies in which assets of the Separate Account may be invested.

GOOD ORDER: means all necessary documents and forms are complete and in our possession.

INDEBTEDNESS: all loans taken on the policy, plus any interest due or accrued minus any loan repayments.

LOAN ACCOUNT: an account established for any amounts transferred from the Fixed Account and Sub-Accounts as a result of loans. The amounts in the Loan Account are credited with interest and are not subject to the investment experience of any Sub-Accounts.

MONTHLY ACTIVITY DATE: the policy date and the same date in each succeeding month as the policy date. However, whenever the Monthly Activity Date falls on a date other than a Valuation Day, the Monthly Activity Date will be deemed to be the next Valuation Day.

MONTHLY DEDUCTION AMOUNT: the total amount of charges deducted from the policy on a monthly basis.

NET PREMIUM: the amount of premium credited to Account Value. It is premium paid minus the sales load and premium tax charge.

PRO RATA BASIS: an allocation method based on the proportion of the Account Value in the Fixed Account and each Sub-Account.

SEPARATE ACCOUNT: an account which has been established by us to separate the assets funding the variable benefits for the class of contracts to which the policy belongs from our other assets.

SUB-ACCOUNT: a subdivision of the Separate Account.

SURRENDER CHARGE: a charge that may be assessed if you surrender your policy or the Face Amount is decreased.

VALUATION DAY: the date on which a Sub-Account is valued. This occurs every day the New York Stock Exchange is open for trading. Values of each Sub-Account are determined as of the close of the New York Stock Exchange, generally 4:00 p.m. Eastern Time.

VALUATION PERIOD: The time span between the close of trading on the New York Stock Exchange from one Valuation Day to the next.

WE, US, OUR: Either Hartford Life Insurance Company or Hartford Life and Annuity Insurance Company.

YOU, YOUR: the owner of the policy.

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APPENDIX A -- HYPOTHETICAL ILLUSTRATIONS OF DEATH BENEFITS, ACCOUNT VALUES AND CASH SURRENDER VALUES

The tables illustrate the way policies will perform based on assumptions about returns and the insured's characteristics. The illustrations show how the death benefit, cash surrender value and account value will vary over time, assuming hypothetical gross rates of return, 0%, 6% and 12%. The illustrations are based on the assumptions stated above each illustration and assume no rider benefits or allocations to the Fixed Account. The illustrations show the Option A (Level) death benefit option.

Policy values would be higher or lower from the illustrated amounts in certain circumstances. For example, illustrated amounts would be different where actual gross rates of return averaged 0%, 6% and 12%, but: (i) the rates of return varied above and below these averages during the period, (ii) premiums were paid in other amounts or at other than annual intervals, or (iii) account values were allocated differently among the Subaccounts. The policy values would also differ if a policy loan or withdrawal were made.

The death benefits, cash surrender values and account values shown in the tables reflect: (i) deductions from premiums for the sales charge and state and federal premium tax charge and (ii) monthly deduction for per thousand charges, mortality and expense risk charges and cost of insurance charges.


The amounts shown for the death benefits, account values and cash surrender values as of the end of each Policy Year take into account an arithmetic average of underlying Fund fees. The gross annual investment return rates of 0%, 6% and 12% on the Fund's assets are equal to net annual investment return rates (net of the underlying Fund charges) of -0.88%, 5.12% and 11.12%, respectively.


Where required by law or upon request, the Company, through its agent, will provide you a personalized illustration based upon the proposed Insured's age, sex, underwriting classification, the specified insurance benefits, and the premium requested. The illustration will show the weighted average Fund expenses, arithmetic average Fund expenses and/or the actual Fund expenses depending on what you request. An explanation of how the Fund expenses are calculated will appear on the illustration. The hypothetical gross annual investment return assumed in such an illustration would not exceed 12%.

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                        HARTFORD LIFE INSURANCE COMPANY
               FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE



                 DEATH BENEFIT OPTION: RETURN OF ACCOUNT VALUE
                              $670,000 FACE AMOUNT
                   ISSUE AGE: 40 MALE PREFERRED NON-NICOTINE
                            $27,000 PLANNED PREMIUM
                   (BASED ON CURRENT, NON GUARANTEED CHARGES)



         TOTAL
       PREMIUMS
        WITH 5%                      DEATH BENEFIT                                     ACCOUNT VALUE
YEAR   INTEREST        0%                6%                 12%          0%               6%                 12%
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1         $28,350     $692,601          $694,041            $695,481    $22,601           $24,041             $25,481
2         $58,118     $714,131          $718,397            $722,838    $44,131           $48,397             $52,838
3         $89,373     $735,221          $743,719            $752,920    $65,221           $73,719             $82,920
4        $122,192     $755,914          $770,086            $786,050    $85,914          $100,086            $116,050
5        $156,652     $776,228          $797,558            $822,558   $106,228          $127,558            $152,558
6        $192,834     $798,417          $828,504            $865,187   $128,417          $158,504            $195,187
7        $230,826     $820,199          $860,752            $912,175   $150,199          $190,752            $242,175
8        $270,717     $841,579          $894,360            $963,975   $171,579          $224,360            $293,975
9        $312,603     $862,557          $929,379          $1,021,081   $192,557          $259,379            $351,081
10       $356,583     $883,117          $965,852          $1,084,021   $213,117          $295,852            $414,021
15       $611,752     $985,648        $1,182,397          $1,527,392   $315,648          $512,397            $857,392
20       $937,420   $1,077,852        $1,451,907          $2,264,518   $407,852          $781,907          $1,594,518
25     $1,353,063   $1,165,329        $1,800,056          $3,522,796   $495,329        $1,130,056          $2,852,796
30     $1,883,541   $1,240,221        $2,236,927          $5,767,134   $570,221        $1,566,927          $4,971,667
35     $2,560,581   $1,295,852        $2,779,152          $9,207,041   $625,852        $2,109,152          $8,537,041
40     $3,424,674   $1,318,589        $3,440,256         $15,268,567   $648,589        $2,770,256         $14,541,493
45     $4,527,499   $1,287,071        $4,227,359         $25,802,129   $617,071        $3,557,359         $24,573,456
50     $5,935,016   $1,187,700        $5,157,798         $43,247,219   $517,700        $4,487,798         $41,187,828
55     $7,731,403   $1,002,465        $6,247,505         $69,775,497   $332,465        $5,577,505         $69,084,651
60    $10,024,098     $721,721        $7,526,122        $117,367,752    $51,721        $6,856,122        $116,697,752


                   CASH SURRENDER VALUE
YEAR     0%               6%                 12%
----
1       $12,886           $14,326             $15,766
2       $35,113           $39,379             $43,820
3       $56,900           $65,398             $74,599
4       $78,289           $92,461            $108,425
5       $99,662          $120,992            $145,992
6      $122,186          $152,273            $188,956
7      $144,665          $185,218            $236,641
8      $166,742          $219,522            $289,138
9      $188,416          $255,239            $346,940
10     $213,117          $295,852            $414,021
15     $315,648          $512,397            $857,392
20     $407,852          $781,907          $1,594,518
25     $495,329        $1,130,056          $2,852,796
30     $570,221        $1,566,927          $4,971,667
35     $625,852        $2,109,152          $8,537,041
40     $648,589        $2,770,256         $14,541,493
45     $617,071        $3,557,359         $24,573,456
50     $517,700        $4,487,798         $41,187,828
55     $332,465        $5,577,505         $69,084,651
60      $51,721        $6,856,122        $116,697,752



These hypothetical rates of return are illustrative only and should not be considered a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors. The Account Values and Cash Surrender Values will be different from those shown if the actual rates of return averaged 0%, 6%, or 12% over a period of years but fluctuated above or below the average for individual contract years. No representation can be made that these rates of return can be achieved for any one year or sustained over a period of time.

52

-------------------------------------------------------------------------------


                        HARTFORD LIFE INSURANCE COMPANY
               FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE



                 DEATH BENEFIT OPTION: RETURN OF ACCOUNT VALUE
                              $670,000 FACE AMOUNT
                   ISSUE AGE: 40 MALE PREFERRED NON-NICOTINE
                            $27,000 PLANNED PREMIUM
                         (BASED ON GUARANTEED CHARGES)



         TOTAL
       PREMIUMS
        WITH 5%                      DEATH BENEFIT                                     ACCOUNT VALUE
YEAR   INTEREST        0%                6%                 12%          0%               6%                 12%
---------------------------------------------------------------------------------------------------------------------
1         $28,350     $691,993          $693,396            $694,801    $21,993           $23,396             $24,801
2         $58,118     $711,532          $715,639            $719,917    $41,532           $45,639             $49,917
3         $89,373     $730,543          $738,623            $747,384    $60,543           $68,623             $77,384
4        $122,192     $749,014          $762,361            $777,421    $79,014           $92,361            $107,421
5        $156,652     $766,942          $786,869            $810,276    $96,942          $116,869            $140,276
6        $192,834     $786,560          $814,479            $848,603   $116,560          $144,479            $178,603
7        $230,826     $805,583          $842,988            $890,555   $135,583          $172,988            $220,555
8        $270,717     $824,006          $872,423            $936,488   $154,006          $202,423            $266,488
9        $312,603     $841,820          $902,801            $986,786   $171,820          $232,801            $316,786
10       $356,583     $859,003          $934,128          $1,041,858   $189,003          $264,128            $371,858
15       $611,752     $939,473        $1,113,757          $1,421,545   $269,473          $443,757            $751,545
20       $937,420     $999,682        $1,322,173          $2,031,822   $329,682          $652,173          $1,361,822
25     $1,353,063   $1,039,760        $1,575,051          $3,061,302   $369,760          $905,051          $2,391,302
30     $1,883,541   $1,039,815        $1,855,487          $4,754,577   $369,815        $1,185,487          $4,084,577
35     $2,560,581     $978,604        $2,145,096          $7,542,569   $308,604        $1,475,096          $6,872,569
40     $3,424,674     $821,599        $2,403,115         $12,134,788   $151,599        $1,733,115         $11,464,788
45     $4,527,499           $0        $2,572,597         $19,938,382         $0        $1,902,597         $18,988,935
50     $5,935,016           $0        $2,552,729         $32,419,273         $0        $1,882,729         $30,875,499
55     $7,731,403           $0        $2,227,699         $51,145,160         $0        $1,557,699         $50,475,160
60    $10,024,098           $0                $0         $83,794,662         $0                $0         $83,124,662


                   CASH SURRENDER VALUE
YEAR     0%               6%                 12%
----
1       $12,278           $13,681             $15,086
2       $32,514           $36,621             $40,898
3       $52,221           $60,302             $69,063
4       $71,389           $84,736             $99,797
5       $90,376          $110,303            $133,710
6      $110,329          $138,248            $172,372
7      $130,049          $167,454            $215,021
8      $149,169          $197,585            $261,651
9      $167,679          $228,660            $312,646
10     $189,003          $264,128            $371,858
15     $269,473          $443,757            $751,545
20     $329,682          $652,173          $1,361,822
25     $369,760          $905,051          $2,391,302
30     $369,815        $1,185,487          $4,084,577
35     $308,604        $1,475,096          $6,872,569
40     $151,599        $1,733,115         $11,464,788
45           $0        $1,902,597         $18,988,935
50           $0        $1,882,729         $30,875,499
55           $0        $1,557,699         $50,475,160
60           $0                $0         $83,124,662



These hypothetical rates of return are illustrative only and should not be considered a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors. The Account Values and Cash Surrender Values will be different from those shown if the actual rates of return averaged 0%, 6%, or 12% over a period of years but fluctuated above or below the average for individual contract years. No representation can be made that these rates of return can be achieved for any one year or sustained over a period of time.

-------------------------------------------------------------------------------


                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
               FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE



                 DEATH BENEFIT OPTION: RETURN OF ACCOUNT VALUE
                              $600,000 FACE AMOUNT
                   ISSUE AGE: 42 MALE PREFERRED NON-NICOTINE
                      $27,000 PLANNED PREMIUM FOR 20 YEARS
                   (BASED ON CURRENT, NON GUARANTEED CHARGES)



         TOTAL
       PREMIUMS
        WITH 5%                    DEATH BENEFIT                                   ACCOUNT VALUE
YEAR   INTEREST       0%               6%                12%          0%               6%                12%
-----------------------------------------------------------------------------------------------------------------
1         $28,350   $622,646          $624,087           $625,528    $22,646           $24,087            $25,528
2         $58,118   $644,217          $648,488           $652,935    $44,217           $48,488            $52,935
3         $89,373   $665,341          $673,851           $683,065    $65,341           $73,851            $83,065
4        $122,192   $686,068          $700,261           $716,249    $86,068          $100,261           $116,249
5        $156,652   $706,424          $727,786           $752,823   $106,424          $127,786           $152,823
6        $192,834   $728,604          $758,736           $795,474   $128,604          $158,736           $195,474
7        $230,826   $750,390          $791,003           $842,499   $150,390          $191,003           $242,499
8        $270,717   $771,788          $824,643           $894,356   $171,788          $224,643           $294,356
9        $312,603   $792,786          $859,698           $951,525   $192,786          $259,698           $351,525
10       $356,583   $813,363          $896,206         $1,014,533   $213,363          $296,206           $414,533
15       $611,752   $915,856        $1,112,829         $1,458,242   $315,856          $512,829           $858,242
20       $937,420  $1,007,912       $1,382,305         $2,195,779   $407,912          $782,305         $1,595,779
25     $1,196,412   $970,685        $1,581,486         $3,277,342   $370,685          $981,486         $2,677,342
30     $1,526,958   $924,586        $1,825,226         $5,096,152   $324,586        $1,225,226         $4,496,152
35     $1,948,828   $862,568        $2,117,520         $8,153,958   $262,568        $1,517,520         $7,553,958
40     $2,487,254   $767,383        $2,451,591        $13,321,415   $167,383        $1,851,591        $12,687,062
45     $3,174,436   $623,739        $2,819,469        $22,308,700    $23,739        $2,219,469        $21,246,381
50     $4,051,474         $0        $3,209,673        $36,810,902         $0        $2,609,673        $35,395,098
55     $5,170,822         $0        $3,611,477        $60,073,236         $0        $3,011,477        $59,473,236
58     $5,985,873         $0        $3,853,696        $81,934,936         $0        $3,253,696        $81,334,936


                   CASH SURRENDER VALUE
YEAR     0%               6%                12%
----
1       $13,346           $14,787            $16,228
2       $35,583           $39,854            $44,301
3       $57,373           $65,883            $75,097
4       $78,766           $92,959           $108,947
5       $99,788          $121,150           $146,187
6      $122,634          $152,766           $189,504
7      $145,086          $185,699           $237,195
8      $167,150          $220,005           $289,718
9      $188,814          $255,726           $347,553
10     $213,363          $296,206           $414,533
15     $315,856          $512,829           $858,242
20     $407,912          $782,305         $1,595,779
25     $370,685          $981,486         $2,677,342
30     $324,586        $1,225,226         $4,496,152
35     $262,568        $1,517,520         $7,553,958
40     $167,383        $1,851,591        $12,687,062
45      $23,739        $2,219,469        $21,246,381
50           $0        $2,609,673        $35,395,098
55           $0        $3,011,477        $59,473,236
58           $0        $3,253,696        $81,334,936



These hypothetical rates of return are illustrative only and should not be considered a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors. The Account Values and Cash Surrender Values will be different from those shown if the actual rates of return averaged 0%, 6%, or 12% over a period of years but fluctuated above or below the average for individual contract years. No representation can be made that these rates of return can be achieved for any one year or sustained over a period of time.

54

-------------------------------------------------------------------------------


                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
               FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE



                 DEATH BENEFIT OPTION: RETURN OF ACCOUNT VALUE
                              $600,000 FACE AMOUNT
                   ISSUE AGE: 42 MALE PREFERRED NON-NICOTINE
                      $27,000 PLANNED PREMIUM FOR 20 YEARS
                         (BASED ON GUARANTEED CHARGES)



         TOTAL
       PREMIUMS
        WITH 5%                    DEATH BENEFIT                                  ACCOUNT VALUE
YEAR   INTEREST       0%               6%                12%          0%              6%               12%
---------------------------------------------------------------------------------------------------------------
1         $28,350   $622,084          $623,492           $624,901    $22,084         $23,492            $24,901
2         $58,118   $641,633          $645,756           $650,050    $41,633         $45,756            $50,050
3         $89,373   $660,682          $668,799           $677,600    $60,682         $68,799            $77,600
4        $122,192   $679,226          $692,643           $707,786    $79,226         $92,643           $107,786
5        $156,652   $697,256          $717,306           $740,864    $97,256        $117,306           $140,864
6        $192,834   $716,958          $745,074           $779,455   $116,958        $145,074           $179,455
7        $230,826   $736,099          $773,804           $821,780   $136,099        $173,804           $221,780
8        $270,717   $754,656          $803,508           $868,196   $154,656        $203,508           $268,196
9        $312,603   $772,609          $834,198           $919,097   $172,609        $234,198           $319,097
10       $356,583   $789,913          $865,863           $974,892   $189,913        $265,863           $374,892
15       $611,752   $868,353        $1,043,672         $1,353,981   $268,353        $443,672           $753,981
20       $937,420   $925,964        $1,248,995         $1,962,336   $325,964        $648,995         $1,362,336
25     $1,196,412   $839,454        $1,349,650         $2,812,139   $239,454        $749,650         $2,212,139
30     $1,526,958   $716,246        $1,432,238         $4,198,199   $116,246        $832,238         $3,598,199
35     $1,948,828         $0        $1,459,593         $6,456,156         $0        $859,593         $5,856,156
40     $2,487,254         $0        $1,379,273        $10,148,298         $0        $779,273         $9,548,298
45     $3,174,436         $0        $1,102,838        $16,341,833         $0        $502,838        $15,563,651
50     $4,051,474         $0                $0        $26,054,103         $0              $0        $25,052,022
55     $5,170,822         $0                $0        $41,704,807         $0              $0        $41,104,807
58     $5,985,873         $0                $0        $55,411,938         $0              $0        $54,811,938


                  CASH SURRENDER VALUE
YEAR     0%              6%               12%
----
1       $12,784         $14,192            $15,601
2       $32,999         $37,122            $41,416
3       $52,714         $60,831            $69,632
4       $71,924         $85,341           $100,484
5       $90,620        $110,670           $134,228
6      $110,988        $139,104           $173,485
7      $130,795        $168,500           $216,476
8      $150,018        $198,870           $263,558
9      $168,637        $230,226           $315,125
10     $189,913        $265,863           $374,892
15     $268,353        $443,672           $753,981
20     $325,964        $648,995         $1,362,336
25     $239,454        $749,650         $2,212,139
30     $116,246        $832,238         $3,598,199
35           $0        $859,593         $5,856,156
40           $0        $779,273         $9,548,298
45           $0        $502,838        $15,563,651
50           $0              $0        $25,052,022
55           $0              $0        $41,104,807
58           $0              $0        $54,811,938



These hypothetical rates of return are illustrative only and should not be considered a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors. The Account Values and Cash Surrender Values will be different from those shown if the actual rates of return averaged 0%, 6%, or 12% over a period of years but fluctuated above or below the average for individual contract years. No representation can be made that these rates of return can be achieved for any one year or sustained over a period of time.

-------------------------------------------------------------------------------

APPENDIX B -- POLICIES ISSUED BEFORE DECEMBER 1, 2003 AS STAG VARIABLE LIFE ARTISAN

If you purchased your policy before December 1, 2003, the following provisions of the prospectus are replaced with the following. Prior to this date, the policy was sold under the name of "Stag Variable Life Artisan."

AVAILABLE SUB-ACCOUNTS

The table of Sub-Accounts on page 1 are replaced with the following:


AIM VARIABLE INSURANCE FUNDS



  AIM V.I. Capital Appreciation Fund -- Series I
  AIM V.I. Capital Development Fund -- Series I
  AIM V.I. Core Equity Fund -- Series I
  AIM V.I. International Growth Fund -- Series I*
  AIM V.I. Mid Cap Core Equity Fund -- Series I
  AIM V.I. Small Cap Equity Fund -- Series I



ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.



  AllianceBernstein VPS International Growth Portfolio -- Class B
  AllianceBernstein VPS International Value Portfolio -- Class B
  AllianceBernstein VPS Small/Mid Cap Value Portfolio -- Class B



AMERICAN FUNDS INSURANCE SERIES



  American Funds Asset Allocation Fund -- Class 2
  American Funds Blue Chip Income and Growth Fund -- Class 2
  American Funds Bond Fund -- Class 2
  American Funds Global Growth Fund -- Class 2
  American Funds Global Small Capitalization Fund -- Class 2
  American Funds Growth Fund -- Class 2
  American Funds Growth-Income Fund -- Class 2
  American Funds International Fund -- Class 2
  American Funds New World Fund -- Class 2



FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS



  Fidelity VIP Asset Manager Portfolio -- Initial Class
  Fidelity VIP Contrafund(R) Portfolio -- Service Class 2
  Fidelity VIP Equity-Income Portfolio -- Initial Class
  Fidelity VIP Equity-Income Portfolio -- Service Class 2
  Fidelity VIP Freedom 2010 Portfolio -- Service Class 2*
  Fidelity VIP Freedom 2020 Portfolio -- Service Class 2*
  Fidelity VIP Freedom 2030 Portfolio -- Service Class 2*
  Fidelity VIP Mid Cap Portfolio -- Service Class 2
  Fidelity VIP Overseas Portfolio -- Initial Class



FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST



  Franklin Income Securities Fund -- Class 2
  Franklin Small Cap Value Securities Fund -- Class 2
  Franklin Strategic Income Securities Fund -- Class 1*
  Mutual Discovery Securities Fund -- Class 2
  Mutual Shares Securities Fund -- Class 2
  Templeton Global Income Securities Fund -- Class 2
  Templeton Growth Securities Fund -- Class 2



HARTFORD HLS SERIES FUND II, INC.



  Hartford Growth Opportunities HLS Fund -- Class IA
  Hartford Value Opportunities HLS Fund -- Class IA



HARTFORD SERIES FUND, INC.



  Hartford Advisers HLS Fund -- Class IA
  Hartford Capital Appreciation HLS Fund -- Class IA*
  Hartford Disciplined Equity HLS Fund -- Class IA
  Hartford Dividend and Growth HLS Fund -- Class IA
  Hartford Global Advisers HLS Fund -- Class IA
  Hartford Global Growth HLS Fund -- Class IA
  Hartford Global Technology HLS Fund -- Class IA
  Hartford Index HLS Fund -- Class IA
  Hartford International Opportunities HLS Fund -- Class IA
  Hartford International Small Company HLS Fund -- Class IA
  Hartford MidCap HLS Fund -- Class IA
  Hartford MidCap Value HLS Fund -- Class IA
  Hartford Money Market HLS Fund -- Class IA
  Hartford Mortgage Securities HLS Fund -- Class IA
  Hartford Small Company HLS Fund -- Class IA
  Hartford Stock HLS Fund -- Class IA
  Hartford Total Return Bond HLS Fund -- Class IA



LORD ABBETT SERIES FUND, INC.



  Lord Abbett America's Value Portfolio -- Class VC
  Lord Abbett Bond-Debenture Portfolio -- Class VC*
  Lord Abbett Growth and Income Portfolio -- Class VC



MFS(R) VARIABLE INSURANCE TRUST



  MFS(R) Investors Trust Series -- Initial Class
  MFS(R) New Discovery Series -- Initial Class
  MFS(R) Total Return Series -- Initial Class
  MFS(R) Value Series -- Initial Class*



OPPENHEIMER VARIABLE ACCOUNT FUNDS



  Oppenheimer Capital Appreciation Fund/VA -- Service Shares
  Oppenheimer Global Securities Fund/VA -- Service Shares
  Oppenheimer Main Street Fund(R)/VA -- Service Shares
  Oppenheimer Main Street Small Cap Fund(R)/VA -- Service Shares*



PUTNAM VARIABLE TRUST



  Putnam VT Capital Opportunities Fund -- Class IB
  Putnam VT Diversified Income Fund -- Class IA
  Putnam VT Diversified Income Fund -- Class IB*
  Putnam VT Equity Income Fund -- Class IB
  Putnam VT Global Asset Allocation Fund -- Class IA
  Putnam VT Global Equity Fund -- Class IA
  Putnam VT Growth and Income Fund -- Class IA
  Putnam VT Health Sciences Fund -- Class IA
  Putnam VT High Yield Fund -- Class IA
  Putnam VT Income Fund -- Class IA
  Putnam VT International Equity Fund -- Class IA
  Putnam VT International Growth and Income Fund -- Class IA

56

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  Putnam VT International New Opportunities Fund -- Class IA
  Putnam VT Investors Fund -- Class IA
  Putnam VT Money Market Fund -- Class IA
  Putnam VT New Opportunities Fund -- Class IA
  Putnam VT New Value Fund -- Class IA
  Putnam VT OTC & Emerging Growth Fund -- Class IA
  Putnam VT Small Cap Value Fund -- Class IB
  Putnam VT The George Putnam Fund -- Class IA
  Putnam VT Utilities Growth and Income Fund -- Class IA
  Putnam VT Vista Fund -- Class IA
  Putnam VT Voyager Fund -- Class IA



THE UNIVERSAL INSTITUTIONAL FUNDS, INC.



  Van Kampen -- UIF Mid Cap Growth Portfolio -- Class II*
  Van Kampen -- UIF U.S. Mid Cap Value Portfolio -- Class II



VAN KAMPEN LIFE INVESTMENT TRUST



  Van Kampen LIT Comstock Portfolio -- Class II



*   This funds will be available to policies on or after May 12, 2008.

-------------------------------------------------------------------------------

SUMMARY OF BENEFITS AND RISKS

The following is added to the Summary of Benefits and Risks:

If your policy was issued before December 1, 2003:

-   Death Benefit Option D (Decreasing Option) is not available;


- You may invest in up to 20 different investment choices within your policy, From the available investment options and a Fixed Account. You may transfer money among your investment choices, subject to restrictions.


-   Withdrawals may be subject to a surrender charge.

FEE TABLES

The Fee Tables are replaced with the following:

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the policy. The first table describes the maximum fees and expenses that you will pay at the time that you buy the policy, surrender the policy, or transfer cash value between investment options.

TRANSACTION FEES


       CHARGE                       WHEN CHARGE IS DEDUCTED                                  AMOUNT DEDUCTED
------------------------------------------------------------------------------------------------------------------------------
Front-end sales load  When you pay premium.                                Maximum Charge
                                                                           2.0% of premium.
Tax Charge on         When you pay premium.                                A percent of premium which varies by your state and
Premium Payments                                                           municipality of residence. The range of premium tax
                                                                           charge is generally between 0% and 4%. This rate
                                                                           will change if your state or municipality changes
                                                                           its premium tax charges. It may change if you
                                                                           change your state or municipality of residence.
Federal Tax Charge    When you pay premium.                                Maximum Charge: 1.25% of premium.
Administrative        If you surrender your policy during the first 15     Minimum Charge
Expense Surrender     years.                                               $3.00 per $1,000 of initial Face Amount for a 1
Charge (1)            If you decrease the face amount below the initial    year-old female.
                      face amount during the first 15 years.               Maximum Charge
                      If the policy lapses during the first 15 policy      $5.00 per $1,000 of initial Face Amount for an
                      years.                                               85-year-old.
                                                                           Charge for a representative insured
                                                                           $5.00 per $1,000 of initial Face Amount for a
                                                                           44-year-old.
Sales Surrender       If you surrender your policy during the first 15     Minimum Charge
Charge (1)            years.                                               $0.00 per $1,000 of initial Face Amount of the net
                      If you decrease the face amount below the initial    amount at risk for a 1 year-old.
                      face amount during the first 15 years.               Maximum Charge
                      If the policy lapses during the first 15 policy      $35.00 per $1,000 of initial Face Amount of the net
                      years.                                               amount at risk for an 80-year-old.
                                                                           Charge for a representative insured
                                                                           $7.00 per $1,000 of initial Face Amount of the net
                                                                           amount at risk for a 44-year-old.
Transfer Fees         When you make a transfer after the first transfer    Maximum Charge: $25 per transfer.*
                      in any month.
Withdrawal Charge     When you take a withdrawal.                          Maximum Charge: $10 per withdrawal.*


*   Not currently being assessed.

58

-------------------------------------------------------------------------------

The next table describes the fees and expenses that you will pay periodically during the time that you own the policy, not including Fund fees and expenses.

CHARGES OTHER THAN FUND OPERATING EXPENSES


       CHARGE               WHEN THE CHARGE IS DEDUCTED                                   AMOUNT DEDUCTED
------------------------------------------------------------------------------------------------------------------------------------
Cost of Insurance     Monthly.                                  Minimum Charge
Charges (1)                                                     $0.056667 per $1,000 of the net amount at risk for a 10 year-old female non-smoker.
                                                                Maximum Charge
                                                                $10.475833 per $1,000 of the net amount at risk for an 80-year-old male smoker.
                                                                Charge for a representative insured
                                                                $0.2633 per $1,000 of the net amount at risk for a 44-year-old male non-smoker.
Mortality and         Monthly.                                  Maximum Charge: 0.80% of Account Value per policy year.
Expense Risk Charge
(2)
Administrative        Monthly.                                  Maximum Charge: $25 per year.
Charge (3)
Loan Interest         Monthly if you have taken a loan on your  Maximum Charge: 6% annually policy.


(1) This charge varies based on individual characteristics. The charge shown in the table may not be representative of the charge that you will pay. You may obtain more information about the charge that would apply to you by contacting your financial representative for a personalized illustration.

(2) The maximum mortality and expense risk charge for policy years 1-10 is equal to 0.80% per year. For policy years 11 and later it is equal to 0.50% per year.

(3) The maximum administrative charge is $25 in the first policy year, $10 in policy years 2-10, and $7.50 in policy years 11 and later.


       CHARGE                 WHEN CHARGE IS DEDUCTED                                     AMOUNT DEDUCTED
------------------------------------------------------------------------------------------------------------------------------------
Yearly Renewable      Monthly.                                  Minimum Charge
Term Life Insurance                                             $0.056667 per $1,000 of the Face Amount for a 10-year-old female
Rider (1)                                                       non-smoker.
                                                                Maximum Charge
                                                                $10.475833 per $1,000 of the Face Amount for an 80-year-old male smoker.
                                                                Charge for a representative insured
                                                                $0.0565 per $1,000 of the Face Amount for a 44-year-old male non-smoker.
Deduction Amount      Monthly.                                  Minimum Charge
Waiver Rider (1)                                                6.9% of the monthly deduction amount for a 20-year-old male preferred non-smoker in the first policy year.
                                                                Maximum Charge
                                                                33.3% of the monthly deduction amount for a 55-year-old female in the first policy year.
                                                                Charge for a representative insured
                                                                9.2% of the monthly deduction amount for a 44-year old male preferred non-smoker in the first policy year
Waiver of Specified   Monthly.                                  Minimum Charge
Amount Disability                                               $0.04 per $1 of specified amount for a 20-year-old male in the first
Benefit Rider (1)                                               policy year.
                                                                Maximum Charge
                                                                $0.199 per $1 of specified amount for a 59-year-old female in the first policy year.
                                                                Charge for a representative insured
                                                                $0.046 per $1 of specified amount for a 44-year-old male in the first policy year.
Accidental Death      Monthly.                                  Minimum Charge
Benefit Rider (1)                                               $0.083 per $1,000 of the net amount at risk for a 10-year-old in the first policy year.
                                                                Maximum Charge
                                                                $0.18 per $1,000 of the net amount at risk for a 60-year-old in the first policy year.
                                                                Charge for a representative insured
                                                                $0.108 per $1,000 of the net amount at risk for a 44-year-old in the first policy year.
Maturity Date         Monthly.                                  No Charge.
Extension Rider


(1) This charge varies based on individual characteristics. The charge shown in the table may not be representative of the charge that you will pay. You may obtain more information about the charge that would apply to you by contacting your financial representative for a personalized illustration.

-------------------------------------------------------------------------------

The table below shows the minimum and maximum fees and expenses charged by any of the Funds. More detail concerning each Fund's fees and expenses is contained in the prospectus for each Fund.

                         ANNUAL FUND OPERATING EXPENSES
                 (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)


                                                 MINIMUM            MAXIMUM
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                0.33%              1.45%

60

-------------------------------------------------------------------------------

THE FUNDS


The section describing the investment goals and the investment advisers for each of the Funds is replaced as follows:



FUNDING OPTION                          INVESTMENT OBJECTIVE SUMMARY        INVESTMENT ADVISER/SUB-ADVISER
-------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS
 AIM V.I. CAPITAL APPRECIATION FUND  Growth of capital                    Invesco Aim Advisors, Inc.
  -- SERIES I                                                             Sub-adviser: Advisory entities
                                                                          affiliated with Invesco Aim
                                                                          Advisors, Inc.
 AIM V.I. CAPITAL DEVELOPMENT FUND   Long-term growth of capital          Invesco Aim Advisors, Inc.
  -- SERIES I                                                             Sub-adviser: Advisory entities
                                                                          affiliated with Invesco Aim
                                                                          Advisors, Inc.
 AIM V.I. CORE EQUITY FUND --        Growth of capital                    Invesco Aim Advisors, Inc.
  SERIES I                                                                Sub-adviser: Advisory entities
                                                                          affiliated with Invesco Aim
                                                                          Advisors, Inc.
 AIM V.I. INTERNATIONAL GROWTH FUND  Long-term growth of capital          Invesco Aim Advisors, Inc.
  -- SERIES I                                                             Sub-adviser: Advisory entities
                                                                          affiliated with Invesco Aim
                                                                          Advisors, Inc.
 AIM V.I. MID CAP CORE EQUITY FUND   Long-term growth of capital          Invesco Aim Advisors, Inc.
  -- SERIES I                                                             Sub-adviser: Advisory entities
                                                                          affiliated with Invesco Aim
                                                                          Advisors, Inc.
 AIM V.I. SMALL CAP EQUITY FUND --   Long-term growth of capital          Invesco Aim Advisors, Inc.
  SERIES I                                                                Sub-adviser: Advisory entities
                                                                          affiliated with Invesco Aim
                                                                          Advisors, Inc.
ALLIANCEBERNSTEIN VARIABLE PRODUCTS
SERIES FUND, INC.
 ALLIANCEBERNSTEIN VPS               Long-term growth of capital          AllianceBernstein L.P.
  INTERNATIONAL GROWTH PORTFOLIO --
  CLASS B
 ALLIANCEBERNSTEIN VPS               Long-term growth of capital          AllianceBernstein L.P.
  INTERNATIONAL VALUE PORTFOLIO --
  CLASS B
 ALLIANCEBERNSTEIN VPS SMALL/MID     Long-term growth of capital          AllianceBernstein L.P.
  CAP VALUE PORTFOLIO -- CLASS B
AMERICAN FUNDS INSURANCE SERIES
 AMERICAN FUNDS ASSET ALLOCATION     High total return, including income  Capital Research and Management
  FUND -- CLASS 2                    and capital gains, consistent with   Company
                                     the preservation of capital over
                                     the long term.
 AMERICAN FUNDS BLUE CHIP INCOME     Produce income exceeding the         Capital Research and Management
  AND GROWTH FUND -- CLASS 2         average yield on U.S. stocks         Company
                                     generally (as represented by the
                                     average yield on the Standard &
                                     Poor's 500 Composite Index) and to
                                     provide an opportunity for growth
                                     of principal consistent with sound
                                     common stock investing.
 AMERICAN FUNDS BOND FUND -- CLASS   High level of current income as is   Capital Research and Management
  2                                  consistent with the preservation of  Company
                                     capital.
 AMERICAN FUNDS GLOBAL GROWTH FUND   Seeks to make your investment grow   Capital Research and Management
  -- CLASS 2                         over time by investing primarily in  Company
                                     common stocks of companies located
                                     around the world.
 AMERICAN FUNDS GLOBAL SMALL         Seeks to make your investment grow   Capital Research and Management
  CAPITALIZATION FUND -- CLASS 2     over time by investing primarily in  Company
                                     stocks of smaller companies located
                                     around the world.

-------------------------------------------------------------------------------


FUNDING OPTION                          INVESTMENT OBJECTIVE SUMMARY        INVESTMENT ADVISER/SUB-ADVISER
-------------------------------------------------------------------------------------------------------------
 AMERICAN FUNDS GROWTH FUND --       Seeks to make your investment grow   Capital Research and Management
  CLASS 2                            by investing primarily in common     Company
                                     stocks of companies that appear to
                                     offer superior opportunities for
                                     growth of capital.
 AMERICAN FUNDS GROWTH-INCOME FUND   Seeks to make your investment grow   Capital Research and Management
  -- CLASS 2                         and provide you with income over     Company
                                     time by investing primarily in
                                     common stocks or other securities
                                     that demonstrate the potential for
                                     appreciation and/or dividends.
 AMERICAN FUNDS INTERNATIONAL FUND   Seeks to make your investment grow   Capital Research and Management
  -- CLASS 2                         over time by investing primarily in  Company
                                     common stocks of companies located
                                     outside the United States.
 AMERICAN FUNDS NEW WORLD FUND --    Long-term capital appreciation       Capital Research and Management
  CLASS 2                                                                 Company
FIDELITY VARIABLE INSURANCE
PRODUCTS FUNDS
 FIDELITY VIP ASSET MANAGER          High total return                    Fidelity Management & Research
  PORTFOLIO -- INITIAL CLASS +                                            Company
 FIDELITY VIP CONTRAFUND(R)          Long-term capital appreciation       Fidelity Management & Research
  PORTFOLIO -- SERVICE CLASS 2                                            Company
 FIDELITY VIP EQUITY-INCOME          Reasonable income. Fund will also    Fidelity Management & Research
  PORTFOLIO -- INITIAL CLASS         consider potential for capital       Company
                                     appreciation.
 FIDELITY VIP EQUITY-INCOME          Reasonable income. Fund will also    Fidelity Management & Research
  PORTFOLIO -- SERVICE CLASS 2       consider potential for capital       Company
                                     appreciation.
 FIDELITY VIP FREEDOM 2010           Seeks high total return with a       Fidelity Management & Research
  PORTFOLIO -- SERVICE CLASS 2       secondary objective of principal     Company
                                     preservation as the fund approaches
                                     its target date and beyond.
 FIDELITY VIP FREEDOM 2020           Seeks high total return with a       Fidelity Management & Research
  PORTFOLIO -- SERVICE CLASS 2       secondary objective of principal     Company
                                     preservation as the fund approaches
                                     its target date and beyond.
 FIDELITY VIP FREEDOM 2030           Seeks high total return with a       Fidelity Management & Research
  PORTFOLIO -- SERVICE CLASS 2       secondary objective of principal     Company
                                     preservation as the fund approaches
                                     its target date and beyond.
 FIDELITY VIP MID CAP PORTFOLIO --   Long-term growth of capital          Fidelity Management & Research
  SERVICE CLASS 2                                                         Company
 FIDELITY VIP OVERSEAS PORTFOLIO --  Seeks long-term growth of capital    Fidelity Management & Research
  INITIAL CLASS +                                                         Company
FRANKLIN TEMPLETON VARIABLE
INSURANCE PRODUCTS TRUST
 FRANKLIN INCOME SECURITIES FUND --  Maximize income while maintaining    Franklin Advisers, Inc.
  CLASS 2                            prospects for capital appreciation

62

-------------------------------------------------------------------------------


FUNDING OPTION                          INVESTMENT OBJECTIVE SUMMARY        INVESTMENT ADVISER/SUB-ADVISER
-------------------------------------------------------------------------------------------------------------
 FRANKLIN SMALL CAP VALUE            Seeks long-term total return. The    Franklin Advisory Services, LLC
  SECURITIES FUND -- CLASS 2         Fund normally invests at least 80%
                                     of its net assets in investments of
                                     small capitalization companies, and
                                     normally invests predominantly in
                                     equity securities. The Fund invests
                                     mainly in equity securities of
                                     companies that the manager believes
                                     are undervalued.
 FRANKLIN STRATEGIC INCOME           High level of current income, with   Franklin Advisers, Inc.
  SECURITIES FUND -- CLASS 1         capital appreciation over the long
                                     term as a secondary goal
 MUTUAL DISCOVERY SECURITIES FUND    Capital appreciation                 Franklin Mutual Advisers, LLC
  -- CLASS 2                                                              Sub-advised by Franklin Templeton
                                                                          Investment Management Limited
 MUTUAL SHARES SECURITIES FUND --    Capital appreciation, with income    Franklin Mutual Advisers, LLC
  CLASS 2                            as a secondary goal
 TEMPLETON GLOBAL INCOME SECURITIES  Seeks high current income,           Templeton Global Advisors Limited
  FUND -- CLASS 2                    consistent with preservation of      Sub-advised by Templeton Asset
                                     capital, with capital appreciation   Management Ltd.
                                     as a secondary consideration. The
                                     Fund normally invests mainly in
                                     debt securities of governments and
                                     their political subdivisions and
                                     agencies, supranational
                                     organizations and companies located
                                     anywhere in the world, including
                                     emerging markets.
 TEMPLETON GROWTH SECURITIES FUND    Long-term growth of capital          Templeton Global Advisors Limited
  -- CLASS 2                                                              Sub-advised by Templeton Asset
                                                                          Management Ltd.
HARTFORD HLS SERIES FUND II, INC.
 HARTFORD GROWTH OPPORTUNITIES HLS   Capital appreciation                 HL Investment Advisors, LLC
  FUND -- CLASS IA                                                        Sub-advised by Wellington
                                                                          Management Company, LLP
 HARTFORD VALUE OPPORTUNITIES HLS    Capital appreciation                 HL Investment Advisors, LLC
  FUND -- CLASS IA                                                        Sub-advised by Wellington
                                                                          Management Company, LLP
HARTFORD SERIES FUND, INC.
 HARTFORD ADVISERS HLS FUND --       Maximum long-term total return       HL Investment Advisors, LLC
  CLASS IA                                                                Sub-advised by Wellington
                                                                          Management Company, LLP
 HARTFORD CAPITAL APPRECIATION HLS   Growth of capital                    HL Investment Advisors, LLC
  FUND -- CLASS IA                                                        Sub-advised by Wellington
                                                                          Management Company, LLP
 HARTFORD DISCIPLINED EQUITY HLS     Growth of capital                    HL Investment Advisors, LLC
  FUND -- CLASS IA                                                        Sub-advised by Wellington
                                                                          Management Company, LLP
 HARTFORD DIVIDEND AND GROWTH HLS    High level of current income         HL Investment Advisors, LLC
  FUND -- CLASS IA                   consistent with growth of capital    Sub-advised by Wellington
                                                                          Management Company, LLP
 HARTFORD GLOBAL ADVISERS HLS FUND   Maximum long-term total rate of      HL Investment Advisors, LLC
  -- CLASS IA +                      return                               Sub-advised by Wellington
                                                                          Management Company, LLP

-------------------------------------------------------------------------------


FUNDING OPTION                          INVESTMENT OBJECTIVE SUMMARY        INVESTMENT ADVISER/SUB-ADVISER
-------------------------------------------------------------------------------------------------------------
 HARTFORD GLOBAL GROWTH HLS FUND --  Growth of capital                    HL Investment Advisors, LLC
  CLASS IA (1) +                                                          Sub-advised by Wellington
                                                                          Management Company, LLP
 HARTFORD GLOBAL TECHNOLOGY HLS      Long-term capital appreciation       HL Investment Advisors, LLC
  FUND -- CLASS IA +                                                      Sub-advised by Wellington
                                                                          Management Company, LLP
 HARTFORD INDEX HLS FUND -- CLASS    Seeks to provide investment results  HL Investment Advisors, LLC
  IA                                 which approximate the price and      Sub-advised by Hartford Investment
                                     yield performance of publicly        Management Company
                                     traded common stocks in the
                                     aggregate
 HARTFORD INTERNATIONAL              Long-term growth of capital          HL Investment Advisors, LLC
  OPPORTUNITIES HLS FUND -- CLASS                                         Sub-advised by Wellington
  IA                                                                      Management Company, LLP
 HARTFORD INTERNATIONAL SMALL        Capital appreciation                 HL Investment Advisors, LLC
  COMPANY HLS FUND -- CLASS IA                                            Sub-advised by Wellington
                                                                          Management Company, LLP
 HARTFORD MIDCAP HLS FUND -- CLASS   Long-term growth of capital          HL Investment Advisors, LLC
  IA ++                                                                   Sub-advised by Wellington
                                                                          Management Company, LLP
 HARTFORD MIDCAP VALUE HLS FUND --   Long-term capital appreciation       HL Investment Advisors, LLC
  CLASS IA +++                                                            Sub-advised by Wellington
                                                                          Management Company, LLP
 HARTFORD MONEY MARKET HLS FUND --   Maximum current income consistent    HL Investment Advisors, LLC
  CLASS IA                           with liquidity and preservation of   Sub-advised by Hartford Investment
                                     capital                              Management Company
 HARTFORD MORTGAGE SECURITIES HLS    Maximum current income consistent    HL Investment Advisors, LLC
  FUND -- CLASS IA                   with safety of principal and         Sub-advised by Hartford Investment
                                     maintenance of liquidity by          Management Company
                                     investing primarily in mortgage
                                     related securities
 HARTFORD SMALL COMPANY HLS FUND --  Growth of capital                    HL Investment Advisors, LLC
  CLASS IA                                                                Sub-advised by Wellington
                                                                          Management Company, LLP and
                                                                          Hartford Investment Management
                                                                          Company
 HARTFORD STOCK HLS FUND -- CLASS    Long-term growth of capital          HL Investment Advisors, LLC
  IA                                                                      Sub-advised by Wellington
                                                                          Management Company, LLP
 HARTFORD TOTAL RETURN BOND HLS      Competitive total return, with       HL Investment Advisors, LLC
  FUND -- CLASS IA                   income as a secondary objective      Sub-advised by Hartford Investment
                                                                          Management Company
LORD ABBETT SERIES FUND, INC.
 LORD ABBETT AMERICA'S VALUE         Current income and capital           Lord, Abbett & Co. LLC
  PORTFOLIO -- CLASS VC              appreciation
 LORD ABBETT BOND-DEBENTURE          High current income and capital      Lord, Abbett & Co. LLC
  PORTFOLIO -- CLASS VC              appreciation to produce a high
                                     total return
 LORD ABBETT GROWTH AND INCOME       Long-term growth of capital and      Lord, Abbett & Co. LLC
  PORTFOLIO -- CLASS VC              income without excessive
                                     fluctuations in market value
MFS(R) VARIABLE INSURANCE TRUST
 MFS(R) INVESTORS TRUST SERIES --    Capital appreciation                 MFS Investment Management(R)
  INITIAL CLASS
 MFS(R) NEW DISCOVERY SERIES --      Capital appreciation                 MFS Investment Management(R)
  INITIAL CLASS

64

-------------------------------------------------------------------------------


FUNDING OPTION                          INVESTMENT OBJECTIVE SUMMARY        INVESTMENT ADVISER/SUB-ADVISER
-------------------------------------------------------------------------------------------------------------
 MFS(R) TOTAL RETURN SERIES --       Total return                         MFS Investment Management(R)
  INITIAL CLASS
 MFS(R) VALUE SERIES -- INITIAL      Capital appreciation                 MFS Investment Management(R)
  CLASS
OPPENHEIMER VARIABLE ACCOUNT FUNDS
 OPPENHEIMER CAPITAL APPRECIATION    Seeks to achieve capital             OppenheimerFunds, Inc.
  FUND/VA -- SERVICE SHARES          appreciation by investing in
                                     securities of well-known
                                     established companies.
 OPPENHEIMER GLOBAL SECURITIES       Seeks long-term capital              OppenheimerFunds, Inc.
  FUND/VA -- SERVICE SHARES          appreciation by investing a
                                     substantial portion of its assets
                                     in securities of foreign issuers,
                                     "growth-type" companies, cyclical
                                     industries and special situations
                                     which are considered to have
                                     appreciation possibilities, but
                                     which may be considered to be
                                     speculative.
 OPPENHEIMER MAIN STREET FUND(R)/VA  Seeks a high total return (which     OppenheimerFunds, Inc.
  -- SERVICE SHARES                  includes growth in the value of its
                                     shares as well as current income)
                                     from equity and debt securities.
                                     From time to time the Fund may
                                     focus on small to medium
                                     capitalization common stocks, bonds
                                     and convertible securities.
 OPPENHEIMER MAIN STREET SMALL CAP   The Fund seeks capital appreciation  OppenheimerFunds, Inc.
  FUND(R)/VA -- SERVICE SHARES       from small company stocks.
PUTNAM VARIABLE TRUST
 PUTNAM VT CAPITAL OPPORTUNITIES     Long-term growth of capital          Putnam Investment Management, LLC
  FUND -- CLASS IB
 PUTNAM VT DIVERSIFIED INCOME FUND   As high a level of current income    Putnam Investment Management, LLC
  -- CLASS IA +                      as Putnam Management believes is     Sub-advised by Putnam Investments
                                     consistent with preservation of      Limited
                                     capital
 PUTNAM VT DIVERSIFIED INCOME FUND   As high a level of current income    Putnam Investment Management, LLC
  -- CLASS IB                        as Putnam Management believes is     Sub-advised by Putnam Investments
                                     consistent with preservation of      Limited
                                     capital
 PUTNAM VT EQUITY INCOME FUND --     Capital growth and current income    Putnam Investment Management, LLC
  CLASS IB
 PUTNAM VT GLOBAL ASSET ALLOCATION   High level of long-term total        Putnam Investment Management, LLC
  FUND -- CLASS IA +                 return consistent with preservation
                                     of capital
 PUTNAM VT GLOBAL EQUITY FUND --     Capital appreciation                 Putnam Investment Management, LLC
  CLASS IA                                                                Sub-advised by Putnam Investments
                                                                          Limited
 PUTNAM VT GROWTH AND INCOME FUND    Capital growth and current income    Putnam Investment Management, LLC
  -- CLASS IA
 PUTNAM VT HEALTH SCIENCES FUND --   Capital appreciation                 Putnam Investment Management, LLC
  CLASS IA +
 PUTNAM VT HIGH YIELD FUND -- CLASS  High current income. Capital growth  Putnam Investment Management, LLC
  IA                                 is a secondary goal when consistent  Sub-advised by Putnam Investments
                                     with achieving high current income   Limited
 PUTNAM VT INCOME FUND -- CLASS IA   High current income consistent with  Putnam Investment Management, LLC what Putnam Management believes to
                                     be prudent risk
 PUTNAM VT INTERNATIONAL EQUITY      Capital appreciation                 Putnam Investment Management, LLC
  FUND -- CLASS IA                                                        Sub-advised by Putnam Investments
                                                                          Limited

-------------------------------------------------------------------------------


FUNDING OPTION                          INVESTMENT OBJECTIVE SUMMARY        INVESTMENT ADVISER/SUB-ADVISER
-------------------------------------------------------------------------------------------------------------
 PUTNAM VT INTERNATIONAL GROWTH AND  Capital growth. Current income is a  Putnam Investment Management, LLC
  INCOME FUND -- CLASS IA +          secondary objective                  Sub-advised by Putnam Investments
                                                                          Limited
 PUTNAM VT INTERNATIONAL NEW         Long-term capital appreciation       Putnam Investment Management, LLC
  OPPORTUNITIES FUND -- CLASS IA +
 PUTNAM VT INVESTORS FUND -- CLASS   Long-term growth of capital and any  Putnam Investment Management, LLC
  IA +                               increased income that results from
                                     this growth
 PUTNAM VT MONEY MARKET FUND --      As high a rate of current income as  Putnam Investment Management, LLC
  CLASS IA +                         Putnam Management believes is
                                     consistent with preservation of
                                     capital and maintenance of
                                     liquidity
 PUTNAM VT NEW OPPORTUNITIES FUND    Long-term capital appreciation       Putnam Investment Management, LLC
  -- CLASS IA
 PUTNAM VT NEW VALUE FUND -- CLASS   Long-term capital appreciation       Putnam Investment Management, LLC
  IA +
 PUTNAM VT OTC & EMERGING GROWTH     Capital appreciation                 Putnam Investment Management, LLC
  FUND -- CLASS IA +
 PUTNAM VT SMALL CAP VALUE FUND --   Capital appreciation                 Putnam Investment Management, LLC
  CLASS IB
 PUTNAM VT THE GEORGE PUTNAM FUND    A balanced investment composed of a  Putnam Investment Management, LLC
  OF BOSTON -- CLASS IA +            well diversified portfolio of
                                     stocks and bonds which provide both
                                     capital growth and current income
 PUTNAM VT UTILITIES GROWTH AND      Capital growth and current income    Putnam Investment Management, LLC
  INCOME FUND -- CLASS IA +                                               Sub-advised by Putnam Investments
                                                                          Limited
 PUTNAM VT VISTA FUND -- CLASS IA +  Capital appreciation                 Putnam Investment Management, LLC
 PUTNAM VT VOYAGER FUND -- CLASS IA  Capital appreciation                 Putnam Investment Management, LLC
THE UNIVERSAL INSTITUTIONAL FUNDS,
INC.
 VAN KAMPEN -- UIF MID CAP GROWTH    Long-term capital growth by          Morgan Stanley Investment
  PORTFOLIO -- CLASS II              investing primarily in common        Management Inc.
                                     stocks and other equity securities.
 VAN KAMPEN -- UIF U.S. MID CAP      Above-average total return over a    Morgan Stanley Investment
  VALUE PORTFOLIO -- CLASS II        market cycle of three to five years  Management Inc.
                                     by investing primarily in common
                                     stocks and other equity securities.
VAN KAMPEN LIFE INVESTMENT TRUST
 VAN KAMPEN LIT COMSTOCK PORTFOLIO   Capital growth and income through    Van Kampen Asset Management
  -- CLASS II                        investments in equity securities,
                                     including common stocks, preferred
                                     stocks and securities convertible
                                     into common and preferred stocks.



+ Closed to new and subsequent Premium Payments and transfers of Contract Value.



++ Closed to all premium payments and transfers of account value for all policies issued on or after 11/1/2003



+++ Closed to all premium payments and transfers of account value for all policies issued on or after 8/2/2004



NOTES



(1) Formerly Hartford Global Leaders HLS Fund -- Class IA

66

-------------------------------------------------------------------------------

RIGHT TO EXCHANGE A POLICY -- During the first 24 months after its issuance, you may exchange your policy for a non-variable life insurance policy on the life of the insured offered by us or an affiliate. No evidence of insurability will be required. The new policy will have an amount at risk which equals or is less than the amount at risk in effect on the date of exchange. Premiums under the new policy will be based on the same risk classifications as the policy for which the new policy was exchanged. An exchange of a policy under such circumstances should be a tax-free transaction under Section 1035 of the Code.

THE FIXED ACCOUNT

Under the section entitled "The Fixed Account," is replaced with the following:

The portion of the prospectus relating to the Fixed Account is not registered under the 1933 Act and the Fixed Account is not registered as an investment company under the 1940 Act. The Fixed Account is not subject to the provisions or restrictions of the 1933 Act or the 1940 Act and the staff of the SEC has not reviewed the disclosure regarding the Fixed Account. The following disclosure about the Fixed Account may be subject to certain generally applicable provisions of the federal securities laws regarding the accuracy and completeness of disclosure.


The Fixed Account credits at least 4.0% per year. We are not obligated to, but may, credit more than 4.0% per year. If we do, such rates are determined at our sole discretion. Hartford does not guarantee that any crediting rate above the guarantee rate will remain for any guaranteed period of time. You assume the risk that, at any time, the Fixed Account may credit no more than 4.0%.


CHARGES AND DEDUCTIONS

The section entitled "Charges and Deductions" is replaced as follows:

DEDUCTIONS FROM PREMIUM

Before your premium is allocated to the Sub-Accounts and/or the Fixed Account, we deduct a percentage from your premium for a sales load and a premium tax charge. The amount allocated after the deductions is called your Net Premium.


FRONT-END SALES LOAD -- We deduct a front-end sales load from each premium you pay. The current maximum front-end sales load for all premiums is 2.0% in policy years 1 through 10. The front-end sales load may be used to cover expenses related to the sale and distribution of the policies. Thereafter, the front-end sales load is currently 0%. We reserve the right to charge a maximum of 2.0%.


PREMIUM TAX CHARGE AND FEDERAL TAX CHARGE -- We deduct a premium tax charge from each premium you pay. The premium tax charge covers taxes assessed against us by a state and/or other governmental entity. The range of such charge generally is between 0% and 4%. We also deduct a 1.25% charge from each premium payment to cover the estimated costs to us of the federal income tax treatment of the policy's deferred acquisition costs under Section 848 of the Code. We have determined that such federal tax charge is reasonable in relation to our increased federal income tax burden resulting from the receipt of premiums. We must factor in the federal tax charge when computing the maximum sales load.

DEDUCTIONS FROM ACCOUNT VALUE

MONTHLY DEDUCTION AMOUNTS -- Each month we will deduct an amount from your Account Value to pay for the benefits provided by your policy. This amount is called the Monthly Deduction Amount and equals the sum of:

-   the charge for the cost of insurance;

-   the monthly administrative charge;

-   the mortality and expense risk charge;

-   the charges for additional benefits provided by rider, if any.

We will deduct the Monthly Deduction Amount on a pro rata basis from each available Sub-Account and the Fixed Account unless you choose the Allocation of Charges Option.

ALLOCATION OF CHARGES OPTION -- You may provide us with written instructions to re-direct the deduction of your policy's Monthly Deduction Amount charges that are assessed on a monthly basis to specified Sub-Account(s) and/or the Fixed Account. If you do not provide us with written instructions, or if the assets in any of the specified Sub-Accounts or the Fixed Account are insufficient to pay the charge as requested, the Monthly Deduction Amount will then be deducted on a pro rata basis from each available Sub-Account and the Fixed Account.

COST OF INSURANCE CHARGE -- The charge for the cost of insurance is equal to:

-   the cost of insurance rate per $1,000;

-   multiplied by -- the amount at risk; divided by

-   $1,000

On any Monthly Activity Date, the amount at risk equals the death benefit less the Account Value on that date, prior to assessing the Monthly Deduction Amount.


The cost of insurance charge is to cover our anticipated mortality costs. For standard risks, the cost of insurance rate will not exceed those based on the 1980 Commissioners Standard Ordinary Mortality Table (ALB), Male and Female, Unismoke Table. A table of guaranteed cost of insurance rates per $1,000 will be included in each policy; however, we reserve the right to use rates less than those shown in such table. Substandard risks will be charged a higher cost of insurance rate that will not exceed rates based on a multiple of the 1980

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Commissioners Standard Ordinary Mortality Table (ALB), Male and Female, Unismoke Table. The multiple will be based on the insured's risk class. We will determine the cost of insurance rate at the start of each policy year. Any changes in the cost of insurance rate will be made uniformly for all insureds in the same risk class and whose coverage have been in force for the same length of time. No change in insurance class or cost will occur on account of deterioration of the insured's health.


Because your Account Value and death benefit amount may vary from month to month, the cost of insurance charge may also vary on each Monthly Activity Date. The cost of insurance depends on your policy's amount at risk. Items which may affect the amount at risk include the amount and timing of premium payments, investment performance, fees and charges assessed, rider charges, policy loans and changes to the Face Amount.

MONTHLY ADMINISTRATIVE CHARGE -- We will assess a monthly administrative charge to reimburse us for administrative costs of your policy. The current monthly administrative charge is $25 per month in policy year 1, $10 per month in policy year 2 through 10, and $5 per month thereafter, not to exceed $7.50 per month in policy years 11 and later. The sum of the monthly administrative charge and the administrative expense surrender charge will not exceed our costs for providing administrative services for the policy.

MORTALITY AND EXPENSE RISK CHARGE -- We deduct a mortality and expense risk charge each month from your Account Value. The mortality and expense risk charge for any Monthly Activity Date is equal to:

-   the mortality and expense risk rate; multiplied by

- the portion of the Account Value allocated to the Sub-Account on the Monthly Activity Date prior to assessing the Monthly Deduction Amount.


The current and maximum mortality and expense risk rate for policy years 1 through 10 is 0.80% per year (.067% per month). Thereafter, the current rate (the rate we are currently charging) is 0.25% per year (.021% per month), with a maximum mortality and expense risk rate of 0.50% per year (.042% per month).


The mortality and expense risk charge compensates us for mortality and expense risks assumed under the policies. The mortality risk assumed is that the cost of insurance charges are insufficient to meet actual claims. The expense risk assumed is that the expense incurred in issuing, distributing and administering the policies exceed the administrative charges and sales loads collected. Hartford may keep any difference between cost it incurs and the charges it collects.

RIDER CHARGE -- If your policy includes riders, a charge applicable to the riders is made from the Account Value each month. The charge applicable to these riders is to compensate Hartford for the anticipated cost of providing these benefits and is specified on the applicable rider. For a description of the riders available, see "Your Policy -- Supplemental Benefits.

SURRENDER CHARGES -- A surrender charge is assessed against the Account Value if you surrender your policy, if you decrease your Face Amount below the initial Face Amount, or if your policy lapses. The surrender charge will apply during the first 15 policy years. It consists of (1) an administrative expense surrender charge and (2) a sales surrender charge.

ADMINISTRATIVE EXPENSE SURRENDER CHARGE -- The administrative expense surrender charge covers the administrative expenses associated with underwriting and issuing a policy, including the costs of processing policy applications, conducting medical examinations, determining insurability and the insured's underwriting class, and establishing policy records. The administrative expense surrender charge varies, based on the insured's age on the date of issue. Your sales representative can provide you with the actual administrative expense surrender charge that applies to your issue age.

The following table represents the administrative expense surrender charge for an insured age 45 on the date of issue. The amount of the administrative expense surrender charge remains level for five policy years. After the fifth policy anniversary, such charge decreases uniformly each month until the end of policy year 15, at which time it is zero.

                             AMOUNT PER                           AMOUNT PER
                         $1,000 OF INITIAL       POLICY       $1,000 OF INITIAL
      POLICY YEAR           FACE AMOUNT           YEAR           FACE AMOUNT
--------------------------------------------------------------------------------
           1                    $5.00                9               $3.18
           2                    $5.00               10               $2.73
           3                    $5.00               11               $2.27
           4                    $5.00               12               $1.82
           5                    $5.00               13               $1.36
           6                    $4.55               14               $0.91
           7                    $4.09               15               $0.45
           8                    $3.64               16               $0.00

The sum of the administrative expense surrender charge and the monthly administrative charge will not exceed our costs in providing administrative services. We do not expect to profit from the administrative expense surrender charge.

SALES SURRENDER CHARGE -- The sales surrender charge covers expenses relating to the sale and distribution of the policy, including commissions paid to any sales personnel, the cost of preparing sales literature and other promotional activities. The sales surrender charge varies, based on the insured's age on the date of issue. Your sales representative can provide you with the actual sales surrender charge that applies to your issue age.

68

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The following table represents the sales surrender charge for an insured age 45 on the date of issue. The amount of such charge remains level for five policy years. After the fifth policy anniversary, the sales surrender charge decreases uniformly each month until the end of policy year 15, at which time it is zero.

                             AMOUNT PER                           AMOUNT PER
                         $1,000 OF INITIAL       POLICY       $1,000 OF INITIAL
      POLICY YEAR           FACE AMOUNT           YEAR           FACE AMOUNT
--------------------------------------------------------------------------------
           1                    $7.00                9               $4.45
           2                    $7.00               10               $3.82
           3                    $7.00               11               $3.18
           4                    $7.00               12               $2.55
           5                    $7.00               13               $1.91
           6                    $6.36               14               $1.27
           7                    $5.73               15               $0.64
           8                    $5.09               16               $0.00

CHARGES FOR THE FUNDS

The investment performance of each Fund reflects the management fee that the Fund pays to its investment manager as well as other operating expenses that the Fund incurs. Investment management fees are generally daily fees computed as a percentage of a Fund's average daily net assets as an annual rate. Please read the prospectus for each Fund for complete details.

SUPPLEMENTAL BENEFITS, SETTLEMENT OPTIONS, AND BENEFITS AT MATURITY

The sections entitled "Supplemental Benefits," "Settlement Options," and "Benefits at Maturity" are replaced as follows:

SUPPLEMENTAL BENEFITS -- The following supplemental benefits are among the options that may be included in a policy by rider, subject to the restrictions and limitations set forth in the rider.

- MATURITY DATE EXTENSION RIDER -- We will extend the maturity date to the date of the death of the insured, regardless of the age of the insured, subject to certain death benefit and premium restrictions.

- YEARLY RENEWABLE TERM LIFE INSURANCE RIDER -- While the rider is in force, we will pay the term life insurance amount upon receipt of due proof of death of the designated insured, subject to the conditions stated in the rider.

- DEDUCTION AMOUNT WAIVER RIDER -- We will waive the Monthly Deduction Amount in the event of total disability prior to the insured reaching age 65 and continuing for at least six months. If the Deduction Amount Waiver Rider is added to your policy, the Monthly Deduction Amounts will be increased to include the charges for the rider.

- WAIVER OF SPECIFIED AMOUNT DISABILITY BENEFIT RIDER -- If the insured becomes totally disabled, we will credit the policy with a premium equal to the Specified Amount Disability Benefit as defined in your policy, for as long as the insured remains totally disabled.

- ACCIDENTAL DEATH BENEFIT RIDER -- We will increase the amount paid upon the death of the insured if the death results from an accident.


SETTLEMENT OPTIONS -- Proceeds from your Policy may be paid in a lump sum or may be applied to one of our settlement options. If the Death Benefit payment is $10,000 or greater, the Beneficiary may elect to establish an interest-bearing draft account ("Safe Haven Account") in the name of the Beneficiary and the proceeds will be held in our General Account. The Beneficiary can write one draft for the total amount of the payment, or keep the money in the General Account and write draft accounts as needed. We will credit interest at a rate determined by us. For federal income tax purposes, the Beneficiary will be deemed to have received the lump sum payment on transfer of the Death Benefit Proceeds to the General Account. The interest will be taxable to the Beneficiary in the tax year that it is credited. We may not offer the Safe Haven Account in all states and we reserve the right to discontinue offering it at any time. The minimum amount that may be placed under a settlement option is $5,000 (unless we consent to a lesser amount), subject to our then-current rules. Once payments under the Second Option, the Third Option or the Fourth Option begin, no surrender may be made for a lump sum settlement in lieu of the life insurance payments. The following payment options are available to you or your beneficiary. In most states, if a payment option is not selected, proceeds will be paid to the Safe Haven Account. Your beneficiary may choose a settlement.


FIRST OPTION -- INTEREST INCOME

Payments of interest at the rate we declare (but not less than 3.5% per year) on the amount applied under this option.

SECOND OPTION -- INCOME OF FIXED AMOUNT

Equal payments of the amount chosen until the amount applied under this option (with interest of not less than 3.5% per year) is exhausted. The final payment will be for the balance remaining.

THIRD OPTION -- PAYMENTS FOR A FIXED PERIOD

An amount payable monthly for the number of years selected, which may be from one to 30 years.

FOURTH OPTION -- LIFE INCOME

- LIFE ANNUITY -- An annuity payable monthly during the lifetime of the annuitant and terminating with the last monthly payment due preceding the death of the annuitant.

- LIFE ANNUITY WITH 120 MONTHLY PAYMENTS CERTAIN -- An annuity providing monthly income to the annuitant for a fixed period of 120 months and for as long thereafter as the annuitant shall live.

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The policy provides for guaranteed dollar amounts of monthly payments for each $1,000 applied under the four payment options. Under the Fourth Option, the amount of each payment will depend upon the age of the Annuitant at the time the first payment is due. If any periodic payment due any payee is less than $200, we may make payments less often.

The table for the Fourth Option is based on the 1983a Individual Annuity Mortality Table, set back one year and with a net investment rate of 3.5% per annum. The tables for the First, Second and Third Options are based on a net investment rate of 3.5% per annum. We may, however, from time to time, at our discretion if mortality appears more favorable and interest rates justify, apply other tables which will result in higher monthly payments for each $1,000 applied under one or more of the four payment options.

Other arrangements for income payments may be agreed upon.

BENEFITS AT MATURITY -- If the insured is living on the maturity date, we will pay the Cash Surrender Value to you upon surrender of the policy to us. On the maturity date, the policy will terminate and Hartford will have no further obligations under the policy. Unless the Maturity Date Extension Rider was chosen subject to its conditions.

DEATH BENEFITS AND POLICY VALUES

Under the sub-section entitled "Death Benefit Options", the following sentence is added:

If your policy was issued before December 1, 2003, Death Benefit Option D (Decreasing Option) is not available.

After the sub-section entitled "Option Change," the following sub-section is added:

DEATH BENEFIT GUARANTEE -- The death benefit guarantee will keep your policy in force, regardless of the investment performance of the Sub-Accounts, provided the following conditions are met:

- The policy is in the first 10 policy years (except in certain states where a period less than 10 years may apply); and

- On each Monthly Activity Date during the first 10 policy years the cumulative premium paid into the policy, less Indebtedness and less any withdrawals, equals or exceeds the Cumulative Death Benefit Guarantee premium on that date.

If the Face Amount has not been increased or decreased, the Cumulative Death Benefit Guarantee Premium is the aggregate of:

- the Cumulative Death Benefit Guarantee Premium on the previous Monthly Activity Date; and

- the current monthly Death Benefit Guarantee Premium shown on the policy's specifications page.

The monthly Death Benefit Guarantee Premium will be adjusted to reflect any increases or decreases in the Face Amount during the death benefit guarantee period. We will send you a schedule showing the new monthly Death Benefit Guarantee Premium required for this period and the Death Benefit Guarantee Premium received to date.

While the death benefit guarantee is available, the death benefit will be the Face Amount, regardless of the selected death benefit option.

After the sub-section entitled "Unscheduled Increases and Decreases in Face Amount," the following sub-section is added:

A decrease in the Face Amount will be effective on the Monthly Activity Date following the date we receive your request in writing. The remaining Face Amount must not be less than that allowed by our minimum rules then in effect. If you ask to decrease your Face Amount below the initial Face Amount, a Surrender Charge may be assessed, equal to:

-   the Surrender Charge applicable to the current policy year; multiplied by

-   the percentage described below.

The percentage used to determine the Surrender Charge will be calculated by:

- subtracting the requested Face Amount from the lowest Face Amount prior to the request; and

-   dividing that difference by the lowest Face Amount prior to the request.

The Surrender Charge assessed will be deducted from your Account Value on the Monthly Activity Date effective for the decrease.

MAKING WITHDRAWALS FROM YOUR POLICY

Under the section entitled "Making Withdrawals From Your Policy," under the sub-section entitled "Withdrawals," the following paragraph is added:

Additionally, a Surrender Charge, equal to the proportion of the current Surrender Charge represented by the amount of the withdrawal to the Account Value immediately prior to such withdrawal, will be deducted from the Account Value. Any decrease in the Face Amount resulting from a withdrawal may result in a partial Surrender Charge.

70

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LOANS

Under the section entitled "Loans," the following paragraph is added:

If your policy was issued before December 1, 2003, any amounts in the Loan Account will be credited with interest at an annual rate of 4%. The amount of the Loan Account that equals a Preferred Loan will be credited with interest at a rate of 4%.

LAPSE AND REINSTATEMENT

The section entitled "Lapse and Reinstatement" is replaced with the following:

LAPSE AND GRACE PERIOD -- Your Policy will be in default on any Monthly Activity Date on which either:

-   The Account Value is not sufficient to cover the Monthly Deduction Amount;
    or

-   The Indebtedness exceeds the Cash Value.

A 61-day "Grace Period" will begin from the date of any policy default. Upon default, we will mail you and any assignee written notice of the amount of premiums that will be required to continue the policy inforce. The premium required will be no greater than an amount that results in a Cash Surrender Value equal to three Monthly Deduction Amounts as of the date your Policy goes into default. If the insured dies during the Grace Period, we will pay the death proceeds.

Your policy will terminate if we do not receive the required premium by the end of the Grace Period, unless the Death Benefit Guarantee is available. If the Death Benefit Guarantee is available and we have not received the required premium by the end of the Grace Period, your Death Benefit Guarantee will go into effect. While the Death Benefit Guarantee is in effect, the Death Benefit of your policy will be reduced to the current Face Amount and all policy riders will be terminated.

DEATH BENEFIT GUARANTEE DEFAULT AND GRACE PERIOD -- On every Monthly Activity Date during the death benefit guarantee period, we will compare the cumulative premium payments received, less Indebtedness and less withdrawals, to the Cumulative Death Benefit Guarantee Premium for the death benefit guarantee period in effect.

If the cumulative premium payments received, less Indebtedness and less withdrawals, are less than the Cumulative Death Benefit Guarantee Premium, the death benefit guarantee will be deemed to be in default as of that Monthly Activity Date and a No Lapse Guarantee Grace Period of 61 days will begin. We will mail you and any assignee written notice of the amount of premium required to continue the death benefit guarantee.

The death benefit guarantee will be removed from the policy at the end of the Grace Period if we have not received the amount of premium required to continue such guarantee.

Loss of the No Lapse Guarantee at the end of the No Lapse Guarantee Grace Period does not automatically cause the policy to terminate; however the policy will terminate if the continued existence of the No Lapse Guarantee was what was preventing the policy from terminating.

REINSTATEMENT -- Prior to the death of the insured, a policy may be reinstated prior to the maturity date, provided such policy has not been surrendered for cash, and provided further that:

-   You request reinstatement in writing within five years after termination;

-   You submit satisfactory evidence of insurability to us;

- Any Indebtedness existing at the time the policy was terminated is repaid or carried over to the reinstated policy; and

- You pay a premium sufficient to cover (a) all Monthly Deduction Amounts that are due and unpaid during the Grace Period and (b) the sum of Monthly Deduction Amounts for the next three months after the date the policy is reinstated.

If the policy lapse occurs because the Account Value is not sufficient to cover the Monthly Deduction Amount, then the Account Value on the reinstatement date equals:

-   The Cash Value on the date of policy termination; plus

- Net Premiums attributable to premiums paid at the time of policy reinstatement; minus

-   The Monthly Deduction Amounts that were due and unpaid during the Grace
    Period.

If the policy lapse occurs because the Indebtedness exceeds the Cash Value, then the Account Value on the reinstatement date equals:

-   The Cash Value on the date of policy termination; plus

- Net Premiums attributable to premiums paid at the time of policy reinstatement; minus

- The Monthly Deduction Amounts that were due and unpaid during the Grace Period; plus

-   The Surrender Charge at the time of reinstatement.

The Surrender Charge, if any, that will be assessed upon the surrender of any reinstated policy, will be calculated based on the policy duration from the original Policy Date and as though the policy had never lapsed.

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WHERE YOU CAN FIND MORE INFORMATION

You can call us at 1-800-231-5453 to ask us questions, or to receive a copy of the Statement of Additional Information, free of charge. The Statement of Additional Information, which is considered a part of this Prospectus because it is incorporated by reference, contains more information about this life insurance policy and, like this prospectus, is filed with the Securities and Exchange Commission. You should read the Statement of Additional Information because you are bound by the terms contained in it.

We file other information with the Securities and Exchange Commission. You may read and copy any document we file at the SEC's public reference room located at 100 F Street, NE, Room 1580, Washington, DC 20549. Copies of documents filed with the SEC may be obtained, upon payment of a duplicating fee, by writing the SEC's Public Reference Section. Please call the SEC at 202-551-8090 for further information. Our SEC filings are also available to the public at the SEC's web site at http://www.sec.gov.

811-3072-03


811-07329

                                     PART B

STATEMENT OF ADDITIONAL INFORMATION (PART B)
STAG ACCUMULATOR II VARIABLE UNIVERSAL LIFE
SEPARATE ACCOUNT VL I
HARTFORD LIFE INSURANCE COMPANY

This Statement of Additional Information is not a prospectus. The information contained in this document should be read in conjunction with the prospectus. To obtain a prospectus, call us at 1-800-231-5453.


DATE OF PROSPECTUS: MAY 1, 2008



DATE OF STATEMENT OF ADDITIONAL INFORMATION: MAY 1, 2008

2                                            HARTFORD LIFE INSURANCE COMPANY

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TABLE OF CONTENTS

                                                                          PAGE
--------------------------------------------------------------------------------
GENERAL INFORMATION AND HISTORY                                                3
SERVICES                                                                       3
EXPERTS                                                                        3
DISTRIBUTION OF THE POLICIES                                                   3
ADDITIONAL INFORMATION ABOUT CHARGES                                           4
PERFORMANCE DATA                                                               4
FINANCIAL STATEMENTS                                                           4

HARTFORD LIFE INSURANCE COMPANY                                            3

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GENERAL INFORMATION AND HISTORY

HARTFORD LIFE INSURANCE COMPANY ("HARTFORD") -- Hartford Life Insurance Company is a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in all states of the United States and the District of Columbia. We were originally incorporated under the laws of Massachusetts on June 5, 1902, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 2999, Hartford, CT 06104-2999. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.

Hartford Life and Annuity Insurance Company is controlled by Hartford Life Insurance Company, which is controlled by Hartford Life & Accident Insurance Company, which is controlled by Hartford Life Inc., which is controlled by Hartford Accident & Indemnity Company, which is controlled by Hartford Fire Insurance Company, which is controlled by Nutmeg Insurance Company, which is controlled by The Hartford Financial Services Group, Inc. Each of these companies is engaged in the business of insurance and financial services.

SEPARATE ACCOUNT VL I was established as a separate account under Connecticut law on September 18, 1992. The Separate Account is classified as a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940.

SERVICES

SAFEKEEPING OF ASSETS -- Title to the assets of the Separate Account is held by Hartford. The assets are kept physically segregated and are held separate and apart from Hartford's general corporate assets. Records are maintained of all purchases and redemptions of Fund shares held in each of the Sub-Accounts.

EXPERTS


The consolidated balance sheets of Hartford Life Insurance Company (the "Company") as of December 31, 2007 and 2006, and the related consolidated statements of income, changes in stockholder's equity and cash flows for each of the three years in the period ended December 31, 2007 have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report dated February 20, 2008 and the statements of assets and liabilities of Hartford Life Insurance Company Separate Account VL I (the "Account") as of December 31, 2007, and the related statements of operations and changes in net assets for the respective stated periods then ended have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report dated February 20, 2008, which reports are both included in this Statement of Additional Information. Such financial statements are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is City Place, 32nd Floor, 185 Asylum Street, Hartford, Connecticut 06103-3402.


DISTRIBUTION OF THE POLICIES


Hartford Equity Sales Company, Inc. ("HESCO") serves as principal underwriter for the policies and offers the policies on a continuous basis. HESCO is controlled by Hartford and is located at the same address as Hartford. HESCO is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the Financial Industry Regulatory Authority ("FINRA").



Hartford currently pays HESCO underwriting commissions for its role as Principal Underwriter of all policies offered through this Separate Account. For the past three years, the aggregate dollar amount of underwriting commissions paid to HESCO in its role as Principal Underwriter has been: 2007: $7,658,715; 2006:
$5,594,705; and 2005: $4,412,743. HESCO did not retain any of these commissions.


HESCO enters into sales agreements with registered broker-dealers, financial institutions and other parties ("Financial Intermediaries"). The policies are sold by salespersons who represent Hartford as insurance agents and who are registered representatives ("Sales Representatives") of HESCO or certain other registered broker-dealers who have entered into sales agreements with HESCO.

Financial Intermediaries are compensated according to a schedule in the sales agreement and are subject to any rules or regulations that apply to variable life insurance compensation. This compensation is usually paid from sales charges described in the Prospectus. The compensation generally consists of commissions and may involve other types of payments that are described more fully in the prospectus.

4                                            HARTFORD LIFE INSURANCE COMPANY

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ADDITIONAL INFORMATION ABOUT CHARGES

SALES LOAD -- The front-end load under the policies may be used to cover expenses related to the sale and distribution of the policies. Refer to prospectus for applicable sales load.

REDUCED CHARGES FOR ELIGIBLE GROUPS -- Certain charges and deductions described above may be reduced for policies issued in connection with a specific plan, in accordance with our rules in effect as of the date the application for a policy is approved. To qualify for such a reduction, a plan must satisfy certain criteria, i.e., as to size of the plan, expected number of participants and anticipated premium payment from the plan. Generally, the sales contacts and effort, administrative costs and mortality cost per policy vary, based on such factors as the size of the plan, the purposes for which policies are purchased and certain characteristics of the plan's members. The amount of reduction and the criteria for qualification will be reflected in the reduced sales effort and administrative costs resulting from, and the different mortality experience expected as a result of, sales to qualifying plans. We may modify, from time to time on a uniform basis, both the amounts of reductions and the criteria for qualification. Reductions in these charges will not be unfairly discriminatory against any person, including the affected policy owners invested in Separate Account VL I.

UNDERWRITING PROCEDURES -- To purchase a policy you must submit an application to us. Within limits, you may choose the Scheduled Premiums and the initial Face Amount and the Guarantee Period in the policy application. Policies generally will be issued only on the lives of insureds the ages of 0 and 85 who supply evidence of insurability satisfactory to us. Acceptance is subject to our underwriting rules and we reserve the right to reject an application for any reason.


The Cost of Insurance charge is to cover our anticipated mortality costs and other expenses. For standard risks, the Cost of Insurance rates will not exceed those based on the 1980 Commissioners' Standard Ordinary Mortality Table (ALB), Male and Female, Unismoke Table, age last birthday. A table of guaranteed Cost of Insurance rates per $1,000 will be included in each Policy; however, we reserve the right to use rates less than those shown in such table. Substandard risks will be charged a higher Cost of Insurance rate which will not exceed rates based on a multiple of the 1980 Commissioners' Standard Ordinary Mortality Table (ALB), Male and Female, Unismoke Table, age last birthday. The multiple will be based on the Insured's risk class. We will determine the Cost of Insurance rate at the start of each Policy Year. Any changes in the Cost of Insurance rate will be made uniformly for all Insureds of the same issue age, sex and risk class and whose coverage has been in force for the same length of time. No change in insurance class or cost will occur on account of deterioration of the Insured's health.


Because the Account Value and the Death Benefit may vary from month to month, the Cost of Insurance charge may also vary on each Monthly Activity Date.

INCREASES IN FACE AMOUNT -- At any time after the first Policy Year, You may request In Writing to change the Face Amount. The minimum amount by which the Face Amount can be increased is based on our rules then in effect. We reserve the right to limit the number of increases made under the Policy to not more than one in any 12 month period.

PERFORMANCE DATA

Hartford may advertise the performance history of the underlying Funds of the policy. Performance history is based on the Funds' past performance only and is no indication of future performance.

The performance history of the underlying Funds includes deductions for the total fund operating expenses of the Funds. The performance information does not include any charges or fees that are deducted from your policy. These are charges and fees such as premium base loads, mortality and expense risk charges, cost of insurance, administrative and issue charges, and surrender charges. These charges vary depending on your age, gender, Face Amount, underwriting class, premiums, policy duration, and account value. All of these policy charges will have a significant impact on your policy's account value and overall performance. If these charges and fees were reflected in the performance data, performance would be lower. To see the impact of these charges and fees on your policy's performance, you should obtain a personalized illustration based on historical Fund performance from your financial adviser.

Performance history of the underlying Funds is measured by comparing the value of the Fund at the beginning of the period to the value of the Fund at the end of the period. Performance is usually calculated for periods of one month, three months, year-to-date, one year, three years, five years, ten years, and since the inception date of the Fund if the Fund has existed for more than ten years.

FINANCIAL STATEMENTS

The financial statements of the Company and the Separate Account follow this page of the SAI. The financial statements of the Company only bear on the Company's ability to meet its obligations under the Contracts and should not be considered as bearing on the investment performance of the Separate Account. The financial statements of the Separate Account present the investment performance of the Separate Account.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

THE CONTRACT OWNERS OF
HARTFORD LIFE INSURANCE COMPANY SEPARATE ACCOUNT VL I AND THE
BOARD OF DIRECTORS OF HARTFORD LIFE INSURANCE COMPANY

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We have audited the accompanying statements of assets and liabilities of each of the individual Sub-Accounts disclosed in Note 1 which comprise the Hartford Life Insurance Company Separate Account VL I (the "Account"), as of December 31, 2007, and the related statements of operations and changes in net assets for the respective stated periods then ended. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of December 31, 2007, by correspondence with the mutual fund companies; where replies were not received from the mutual fund companies, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the individual Sub-Accounts constituting Hartford Life Insurance Company Separate Account VL I as of December 31, 2007, the results of their operations and the changes in their net assets for the respective stated periods then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP
Hartford, Connecticut
February 20, 2008

SEPARATE ACCOUNT VL I

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2007

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                                  ALLIANCEBERNSTEIN       ALLIANCEBERNSTEIN
                                   VP INTERNATIONAL        VP SMALL/MID CAP
                                   VALUE PORTFOLIO         VALUE PORTFOLIO
                                     SUB-ACCOUNT             SUB-ACCOUNT
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ASSETS:
 Investments:
  Number of Shares:
   Class IA                                    --                      --
   Class IB                                    --                      --
   Other class                             90,087                 170,969
                                     ============            ============
  Cost:
   Class IA                                    --                      --
   Class IB                                    --                      --
   Other class                         $2,169,988              $3,106,183
                                     ============            ============
  Market Value:
   Class IA                                    --                      --
   Class IB                                    --                      --
   Other class                         $2,241,366              $2,911,607
 Due from Hartford Life
  Insurance Company                           802                      --
 Receivable from fund shares
  sold                                         --                     746
 Other assets                                  --                      --
                                     ------------            ------------
 Total Assets                           2,242,168               2,912,353
                                     ------------            ------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                            --                     746
 Payable for fund shares
  purchased                                   802                      --
 Other liabilities                             --                      --
                                     ------------            ------------
 Total Liabilities                            802                     746
                                     ------------            ------------
NET ASSETS:
 For Variable Life Contract
  Liabilities                          $2,241,366              $2,911,607
                                     ============            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                ALLIANCEBERNSTEIN      AIM V.I. CAPITAL                            AIM V.I. MID CAP
                                VPS INTERNATIONAL        APPRECIATION         AIM V.I. CORE          CORE EQUITY
                                 GROWTH PORTFOLIO            FUND              EQUITY FUND               FUND
                                 SUB-ACCOUNT (A)         SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                 --                    --                   --                      --
   Class IB                                 --                    --                   --                      --
   Other class                          27,670                11,960                2,852                 104,217
                                    ==========            ==========            =========            ============
  Cost:
   Class IA                                 --                    --                   --                      --
   Class IB                                 --                    --                   --                      --
   Other class                        $786,627              $291,329              $72,319              $1,275,344
                                    ==========            ==========            =========            ============
  Market Value:
   Class IA                                 --                    --                   --                      --
   Class IB                                 --                    --                   --                      --
   Other class                        $684,280              $351,266              $83,012              $1,518,444
 Due from Hartford Life
  Insurance Company                         --                    71                   59                     379
 Receivable from fund shares
  sold                                      --                    --                   --                      --
 Other assets                               --                    --                   --                      --
                                    ----------            ----------            ---------            ------------
 Total Assets                          684,280               351,337               83,071               1,518,823
                                    ----------            ----------            ---------            ------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                         --                    --                   --                      --
 Payable for fund shares
  purchased                                 --                    71                   59                     379
 Other liabilities                          --                    --                   --                      --
                                    ----------            ----------            ---------            ------------
 Total Liabilities                          --                    71                   59                     379
                                    ----------            ----------            ---------            ------------
NET ASSETS:
 For Variable Life Contract
  Liabilities                         $684,280              $351,266              $83,012              $1,518,444
                                    ==========            ==========            =========            ============

                                  AIM V.I. SMALL       AIM V.I. CAPITAL        AMERICAN FUNDS
                                    CAP EQUITY           DEVELOPMENT          ASSET ALLOCATION
                                       FUND                  FUND                   FUND
                                   SUB-ACCOUNT           SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                 --                    --                       --
   Class IB                                 --                    --                       --
   Other class                          11,446                22,898                  603,428
                                    ==========            ==========            =============
  Cost:
   Class IA                                 --                    --                       --
   Class IB                                 --                    --                       --
   Other class                        $175,712              $448,940               $9,325,180
                                    ==========            ==========            =============
  Market Value:
   Class IA                                 --                    --                       --
   Class IB                                 --                    --                       --
   Other class                        $177,758              $431,621              $11,097,043
 Due from Hartford Life
  Insurance Company                        156                    --                    4,586
 Receivable from fund shares
  sold                                      --                    --                       --
 Other assets                               --                    --                       --
                                    ----------            ----------            -------------
 Total Assets                          177,914               431,621               11,101,629
                                    ----------            ----------            -------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                         --                    --                       --
 Payable for fund shares
  purchased                                156                    --                    4,586
 Other liabilities                          --                    --                       --
                                    ----------            ----------            -------------
 Total Liabilities                         156                    --                    4,586
                                    ----------            ----------            -------------
NET ASSETS:
 For Variable Life Contract
  Liabilities                         $177,758              $431,621              $11,097,043
                                    ==========            ==========            =============

(a)  From inception May 1, 2007 to December 31, 2007.

SEPARATE ACCOUNT VL I

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                    AMERICAN FUNDS
                                      BLUE CHIP
                                      INCOME AND            AMERICAN FUNDS
                                     GROWTH FUND              BOND FUND
                                     SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                    --                      --
   Class IB                                    --                      --
   Other class                            590,916                 689,887
                                     ============            ============
  Cost:
   Class IA                                    --                      --
   Class IB                                    --                      --
   Other class                         $5,656,029              $7,747,833
                                     ============            ============
  Market Value:
   Class IA                                    --                      --
   Class IB                                    --                      --
   Other class                         $6,765,987              $7,609,452
 Due from Hartford Life
  Insurance Company                         4,457                   3,155
 Receivable from fund shares
  sold                                         --                      --
 Other assets                                  --                      --
                                     ------------            ------------
 Total Assets                           6,770,444               7,612,607
                                     ------------            ------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                            --                      --
 Payable for fund shares
  purchased                                 4,457                   3,155
 Other liabilities                             --                      --
                                     ------------            ------------
 Total Liabilities                          4,457                   3,155
                                     ------------            ------------
NET ASSETS:
 For Variable Life Contract
  Liabilities                          $6,765,987              $7,609,452
                                     ============            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   AMERICAN FUNDS                                   AMERICAN FUNDS           AMERICAN FUNDS
                                   GLOBAL GROWTH           AMERICAN FUNDS            GROWTH-INCOME            INTERNATIONAL
                                        FUND                 GROWTH FUND                 FUND                     FUND
                                    SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                   --                       --                       --                       --
   Class IB                                   --                       --                       --                       --
   Other class                           326,076                  367,639                  542,667                  737,454
                                    ============            =============            =============            =============
  Cost:
   Class IA                                   --                       --                       --                       --
   Class IB                                   --                       --                       --                       --
   Other class                        $5,072,715              $16,925,758              $17,321,765              $11,683,640
                                    ============            =============            =============            =============
  Market Value:
   Class IA                                   --                       --                       --                       --
   Class IB                                   --                       --                       --                       --
   Other class                        $8,151,908              $24,528,853              $22,933,086              $18,229,871
 Due from Hartford Life
  Insurance Company                        3,592                   12,092                    8,603                    2,057
 Receivable from fund shares
  sold                                        --                       --                       --                       --
 Other assets                                  1                        6                        1                       --
                                    ------------            -------------            -------------            -------------
 Total Assets                          8,155,501               24,540,951               22,941,690               18,231,928
                                    ------------            -------------            -------------            -------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                           --                       --                       --                       --
 Payable for fund shares
  purchased                                3,592                   12,092                    8,603                    2,057
 Other liabilities                            --                       --                       --                       --
                                    ------------            -------------            -------------            -------------
 Total Liabilities                         3,592                   12,092                    8,603                    2,057
                                    ------------            -------------            -------------            -------------
NET ASSETS:
 For Variable Life Contract
  Liabilities                         $8,151,909              $24,528,859              $22,933,087              $18,229,871
                                    ============            =============            =============            =============

                                                           AMERICAN FUNDS
                                   AMERICAN FUNDS           GLOBAL SMALL            FIDELITY VIP
                                     NEW WORLD             CAPITALIZATION          ASSET MANAGER
                                        FUND                    FUND                 PORTFOLIO
                                    SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                   --                      --                      --
   Class IB                                   --                      --                      --
   Other class                           278,887                 244,250                  84,675
                                    ============            ============            ============
  Cost:
   Class IA                                   --                      --                      --
   Class IB                                   --                      --                      --
   Other class                        $4,961,570              $3,540,642              $1,383,239
                                    ============            ============            ============
  Market Value:
   Class IA                                   --                      --                      --
   Class IB                                   --                      --                      --
   Other class                        $7,167,408              $6,582,545              $1,403,067
 Due from Hartford Life
  Insurance Company                          177                   1,296                      --
 Receivable from fund shares
  sold                                        --                      --                       1
 Other assets                                 --                      --                      --
                                    ------------            ------------            ------------
 Total Assets                          7,167,585               6,583,841               1,403,068
                                    ------------            ------------            ------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                           --                      --                       1
 Payable for fund shares
  purchased                                  177                   1,296                      --
 Other liabilities                            --                      --                      --
                                    ------------            ------------            ------------
 Total Liabilities                           177                   1,296                       1
                                    ------------            ------------            ------------
NET ASSETS:
 For Variable Life Contract
  Liabilities                         $7,167,408              $6,582,545              $1,403,067
                                    ============            ============            ============

SEPARATE ACCOUNT VL I

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                     FIDELITY VIP             FIDELITY VIP
                                     EQUITY-INCOME             CONTRAFUND
                                       PORTFOLIO               PORTFOLIO
                                      SUB-ACCOUNT             SUB-ACCOUNT
-------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                     --                      --
   Class IB                                     --                      --
   Other class                             852,394                 118,363
                                     =============            ============
  Cost:
   Class IA                                     --                      --
   Class IB                                     --                      --
   Other class                         $19,074,731              $3,719,416
                                     =============            ============
  Market Value:
   Class IA                                     --                      --
   Class IB                                     --                      --
   Other class                         $20,374,386              $3,250,238
 Due from Hartford Life
  Insurance Company                         14,044                     191
 Receivable from fund shares
  sold                                          --                      --
 Other assets                                    1                      --
                                     -------------            ------------
 Total Assets                           20,388,431               3,250,429
                                     -------------            ------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                             --                      --
 Payable for fund shares
  purchased                                 14,044                     191
 Other liabilities                              --                      --
                                     -------------            ------------
 Total Liabilities                          14,044                     191
                                     -------------            ------------
NET ASSETS:
 For Variable Life Contract
  Liabilities                          $20,374,387              $3,250,238
                                     =============            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                 FIDELITY VIP            FIDELITY VIP                                   FRANKLIN SMALL
                                   OVERSEAS                MID CAP             FRANKLIN INCOME            CAP VALUE
                                  PORTFOLIO               PORTFOLIO            SECURITIES FUND         SECURITIES FUND
                                 SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                --                      --                      --                      --
   Class IB                                --                      --                      --                      --
   Other class                         85,032                  63,993                 130,854                 275,826
                                 ============            ============            ============            ============
  Cost:
   Class IA                                --                      --                      --                      --
   Class IB                                --                      --                      --                      --
   Other class                     $1,526,323              $2,157,525              $2,255,211              $3,951,139
                                 ============            ============            ============            ============
  Market Value:
   Class IA                                --                      --                      --                      --
   Class IB                                --                      --                      --                      --
   Other class                     $2,153,008              $2,280,055              $2,265,075              $4,716,627
 Due from Hartford Life
  Insurance Company                        --                      56                     607                     426
 Receivable from fund
  shares sold                              --                      --                      --                      --
 Other assets                              --                      --                      --                      --
                                 ------------            ------------            ------------            ------------
 Total Assets                       2,153,008               2,280,111               2,265,682               4,717,053
                                 ------------            ------------            ------------            ------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                        --                      --                      --                      --
 Payable for fund shares
  purchased                                --                      56                     607                     426
 Other liabilities                         --                      --                      --                      --
                                 ------------            ------------            ------------            ------------
 Total Liabilities                         --                      56                     607                     426
                                 ------------            ------------            ------------            ------------
NET ASSETS:
 For Variable Life
  Contract Liabilities             $2,153,008              $2,280,055              $2,265,075              $4,716,627
                                 ============            ============            ============            ============

                                                         TEMPLETON
                                MUTUAL SHARES              GROWTH            MUTUAL DISCOVERY
                               SECURITIES FUND        SECURITIES FUND        SECURITIES FUND
                                 SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
--------------------------  --------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                --                    --                      --
   Class IB                                --                    --                      --
   Other class                        266,087                31,654                  45,115
                                 ============            ==========            ============
  Cost:
   Class IA                                --                    --                      --
   Class IB                                --                    --                      --
   Other class                     $4,645,420              $493,394                $988,804
                                 ============            ==========            ============
  Market Value:
   Class IA                                --                    --                      --
   Class IB                                --                    --                      --
   Other class                     $5,372,299              $488,740              $1,068,763
 Due from Hartford Life
  Insurance Company                       940                   560                     433
 Receivable from fund
  shares sold                              --                    --                      --
 Other assets                              --                    --                      --
                                 ------------            ----------            ------------
 Total Assets                       5,373,239               489,300               1,069,196
                                 ------------            ----------            ------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                        --                    --                      --
 Payable for fund shares
  purchased                               940                   560                     433
 Other liabilities                         --                    --                      --
                                 ------------            ----------            ------------
 Total Liabilities                        940                   560                     433
                                 ------------            ----------            ------------
NET ASSETS:
 For Variable Life
  Contract Liabilities             $5,372,299              $488,740              $1,068,763
                                 ============            ==========            ============

SEPARATE ACCOUNT VL I

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                     TEMPLETON          HARTFORD
                                   GLOBAL INCOME        ADVISERS
                                  SECURITIES FUND       HLS FUND
                                  SUB-ACCOUNT (A)      SUB-ACCOUNT
-------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                  --           1,470,254
   Class IB                                  --                  --
   Other class                           19,892                  --
                                     ==========       =============
  Cost:
   Class IA                                  --         $33,866,180
   Class IB                                  --                  --
   Other class                         $325,569                  --
                                     ==========       =============
  Market Value:
   Class IA                                  --         $30,838,138
   Class IB                                  --                  --
   Other class                         $332,595                  --
 Due from Hartford Life
  Insurance Company                          --              25,850
 Receivable from fund shares
  sold                                       --                  --
 Other assets                                --                  --
                                     ----------       -------------
 Total Assets                           332,595          30,863,988
                                     ----------       -------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                          --                  --
 Payable for fund shares
  purchased                                  --              25,850
 Other liabilities                           --                   4
                                     ----------       -------------
 Total Liabilities                           --              25,854
                                     ----------       -------------
NET ASSETS:
 For Variable Life Contract
  Liabilities                          $332,595         $30,838,134
                                     ==========       =============

(a)  From inception May 1, 2007 to December 31, 2007.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                    HARTFORD
                                   HARTFORD TOTAL           HARTFORD CAPITAL      DIVIDEND AND     HARTFORD GLOBAL
                                     RETURN BOND              APPRECIATION           GROWTH           ADVISERS
                                      HLS FUND                  HLS FUND            HLS FUND          HLS FUND
                                     SUB-ACCOUNT              SUB-ACCOUNT          SUB-ACCOUNT       SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                             2,646,099                 2,043,374           1,403,453           5,368
   Class IB                                    --                        --                  --              --
   Other class                                 --                        --                  --              --
                                    =============            ==============       =============       =========
  Cost:
   Class IA                           $29,293,072               $91,002,646         $26,697,724         $62,099
   Class IB                                    --                        --                  --              --
   Other class                                 --                        --                  --              --
                                    =============            ==============       =============       =========
  Market Value:
   Class IA                           $29,492,975              $107,187,023         $31,362,948         $73,063
   Class IB                                    --                        --                  --              --
   Other class                                 --                        --                  --              --
 Due from Hartford Life
  Insurance Company                        10,595                     1,811                  --              --
 Receivable from fund shares
  sold                                         --                        --               3,073              --
 Other assets                                  --                        --                   3              --
                                    -------------            --------------       -------------       ---------
 Total Assets                          29,503,570               107,188,834          31,366,024          73,063
                                    -------------            --------------       -------------       ---------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                            --                        --               3,073              --
 Payable for fund shares
  purchased                                10,595                     1,811                  --              --
 Other liabilities                              1                         4                  --              --
                                    -------------            --------------       -------------       ---------
 Total Liabilities                         10,596                     1,815               3,073              --
                                    -------------            --------------       -------------       ---------
NET ASSETS:
 For Variable Life Contract
  Liabilities                         $29,492,974              $107,187,019         $31,362,951         $73,063
                                    =============            ==============       =============       =========


                                 HARTFORD GLOBAL       HARTFORD GLOBAL     HARTFORD DISCIPLINED
                                      GROWTH             TECHNOLOGY               EQUITY
                                     HLS FUND             HLS FUND               HLS FUND
                                 SUB-ACCOUNT (B)         SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  -----------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                              7,227               14,161                 152,880
   Class IB                                 --                   --                      --
   Other class                              --                   --                      --
                                    ==========            =========            ============
  Cost:
   Class IA                           $116,951              $71,018              $1,839,012
   Class IB                                 --                   --                      --
   Other class                              --                   --                      --
                                    ==========            =========            ============
  Market Value:
   Class IA                           $162,018              $97,482              $2,300,842
   Class IB                                 --                   --                      --
   Other class                              --                   --                      --
 Due from Hartford Life
  Insurance Company                         --                   --                     946
 Receivable from fund shares
  sold                                      --                   --                      --
 Other assets                               --                   --                       1
                                    ----------            ---------            ------------
 Total Assets                          162,018               97,482               2,301,789
                                    ----------            ---------            ------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                         --                   --                      --
 Payable for fund shares
  purchased                                 --                   --                     946
 Other liabilities                          --                   --                      --
                                    ----------            ---------            ------------
 Total Liabilities                          --                   --                     946
                                    ----------            ---------            ------------
NET ASSETS:
 For Variable Life Contract
  Liabilities                         $162,018              $97,482              $2,300,843
                                    ==========            =========            ============

(b) Formerly Hartford Global Leaders HLS Fund. Change effective July 27, 2007.

SEPARATE ACCOUNT VL I

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                   HARTFORD GROWTH
                                    OPPORTUNITIES           HARTFORD INDEX
                                       HLS FUND                HLS FUND
                                     SUB-ACCOUNT              SUB-ACCOUNT
-------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                               163,229                  952,626
   Class IB                                    --                       --
   Other class                                 --                       --
                                     ============            =============
  Cost:
   Class IA                            $5,199,487              $25,176,240
   Class IB                                    --                       --
   Other class                                 --                       --
                                     ============            =============
  Market Value:
   Class IA                            $5,346,370              $30,045,914
   Class IB                                    --                       --
   Other class                                 --                       --
 Due from Hartford Life
  Insurance Company                        14,902                    2,204
 Receivable from fund shares
  sold                                         --                       --
 Other assets                                  --                       --
                                     ------------            -------------
 Total Assets                           5,361,272               30,048,118
                                     ------------            -------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                            --                       --
 Payable for fund shares
  purchased                                14,902                    2,204
 Other liabilities                             --                        1
                                     ------------            -------------
 Total Liabilities                         14,902                    2,205
                                     ------------            -------------
NET ASSETS:
 For Variable Life Contract
  Liabilities                          $5,346,370              $30,045,913
                                     ============            =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                      HARTFORD           HARTFORD
                                   INTERNATIONAL       INTERNATIONAL                              HARTFORD MIDCAP
                                   SMALL COMPANY       OPPORTUNITIES      HARTFORD MIDCAP              VALUE
                                      HLS FUND           HLS FUND            HLS FUND                 HLS FUND
                                    SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT             SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                              147,486           1,411,214             840,240                 195,509
   Class IB                                   --                  --                  --                      --
   Other class                                --                  --                  --                      --
                                    ============       =============       =============            ============
  Cost:
   Class IA                           $2,187,485         $19,160,952         $19,162,230              $2,481,264
   Class IB                                   --                  --                  --                      --
   Other class                                --                  --                  --                      --
                                    ============       =============       =============            ============
  Market Value:
   Class IA                           $2,222,808         $22,043,862         $22,133,814              $2,412,450
   Class IB                                   --                  --                  --                      --
   Other class                                --                  --                  --                      --
 Due from Hartford Life
  Insurance Company                        2,843              10,411               7,944                      54
 Receivable from fund shares
  sold                                        --                  --                  --                      --
 Other assets                                 --                  --                  --                      --
                                    ------------       -------------       -------------            ------------
 Total Assets                          2,225,651          22,054,273          22,141,758               2,412,504
                                    ------------       -------------       -------------            ------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                           --                  --                  --                      --
 Payable for fund shares
  purchased                                2,843              10,411               7,944                      54
 Other liabilities                            --                   2                   3                      --
                                    ------------       -------------       -------------            ------------
 Total Liabilities                         2,843              10,413               7,947                      54
                                    ------------       -------------       -------------            ------------
NET ASSETS:
 For Variable Life Contract
  Liabilities                         $2,222,808         $22,043,860         $22,133,811              $2,412,450
                                    ============       =============       =============            ============

                                                               HARTFORD
                                   HARTFORD MONEY              MORTGAGE             HARTFORD SMALL
                                       MARKET                 SECURITIES                COMPANY
                                      HLS FUND                 HLS FUND                HLS FUND
                                     SUB-ACCOUNT             SUB-ACCOUNT              SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                            26,011,703                 581,807                  694,199
   Class IB                                    --                      --                       --
   Other class                                 --                      --                       --
                                    =============            ============            =============
  Cost:
   Class IA                           $26,011,703              $6,444,893              $11,927,196
   Class IB                                    --                      --                       --
   Other class                                 --                      --                       --
                                    =============            ============            =============
  Market Value:
   Class IA                           $26,011,703              $6,149,424              $12,924,019
   Class IB                                    --                      --                       --
   Other class                                 --                      --                       --
 Due from Hartford Life
  Insurance Company                           191                   1,549                    7,703
 Receivable from fund shares
  sold                                         --                      --                       --
 Other assets                                  25                      --                       --
                                    -------------            ------------            -------------
 Total Assets                          26,011,919               6,150,973               12,931,722
                                    -------------            ------------            -------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                            --                      --                       --
 Payable for fund shares
  purchased                                   191                   1,549                    7,703
 Other liabilities                             --                      --                        2
                                    -------------            ------------            -------------
 Total Liabilities                            191                   1,549                    7,705
                                    -------------            ------------            -------------
NET ASSETS:
 For Variable Life Contract
  Liabilities                         $26,011,728              $6,149,424              $12,924,017
                                    =============            ============            =============

SEPARATE ACCOUNT VL I

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                                             HARTFORD VALUE
                                    HARTFORD STOCK           OPPORTUNITIES
                                       HLS FUND                 HLS FUND
                                      SUB-ACCOUNT             SUB-ACCOUNT
-------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                790,789                 184,931
   Class IB                                     --                      --
   Other class                                  --                      --
                                     =============            ============
  Cost:
   Class IA                            $33,174,774              $2,980,813
   Class IB                                     --                      --
   Other class                                  --                      --
                                     =============            ============
  Market Value:
   Class IA                            $37,256,183              $2,852,049
   Class IB                                     --                      --
   Other class                                  --                      --
 Due from Hartford Life
  Insurance Company                          7,571                     866
 Receivable from fund shares
  sold                                          --                      --
 Other assets                                    2                      --
                                     -------------            ------------
 Total Assets                           37,263,756               2,852,915
                                     -------------            ------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                             --                      --
 Payable for fund shares
  purchased                                  7,571                     866
 Other liabilities                              --                      --
                                     -------------            ------------
 Total Liabilities                           7,571                     866
                                     -------------            ------------
NET ASSETS:
 For Variable Life Contract
  Liabilities                          $37,256,185              $2,852,049
                                     =============            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   LORD ABBETT           LORD ABBETT
                                 AMERICA'S VALUE          GROWTH AND          MFS INVESTORS           MFS NEW
                                    PORTFOLIO          INCOME PORTFOLIO       TRUST SERIES        DISCOVERY SERIES
                                   SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                 --                    --                   --                    --
   Class IB                                 --                    --                   --                    --
   Other class                          52,232                12,018                2,679                17,556
                                    ==========            ==========            =========            ==========
  Cost:
   Class IA                                 --                    --                   --                    --
   Class IB                                 --                    --                   --                    --
   Other class                        $808,950              $343,750              $60,373              $240,408
                                    ==========            ==========            =========            ==========
  Market Value:
   Class IA                                 --                    --                   --                    --
   Class IB                                 --                    --                   --                    --
   Other class                        $772,512              $335,423              $63,002              $291,956
 Due from Hartford Life
  Insurance Company                         --                   222                   --                   171
 Receivable from fund shares
  sold                                      --                    --                   --                    --
 Other assets                               --                    --                   --                    --
                                    ----------            ----------            ---------            ----------
 Total Assets                          772,512               335,645               63,002               292,127
                                    ----------            ----------            ---------            ----------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                         --                    --                   --                    --
 Payable for fund shares
  purchased                                 --                   222                   --                   171
 Other liabilities                          --                    --                   --                    --
                                    ----------            ----------            ---------            ----------
 Total Liabilities                          --                   222                   --                   171
                                    ----------            ----------            ---------            ----------
NET ASSETS:
 For Variable Life Contract
  Liabilities                         $772,512              $335,423              $63,002              $291,956
                                    ==========            ==========            =========            ==========

                                                                                 OPPENHEIMER
                                                                                   CAPITAL
                                     MFS TOTAL             U.S. MID CAP          APPRECIATION
                                   RETURN SERIES              VALUE                  FUND
                                    SUB-ACCOUNT          SUB-ACCOUNT (A)         SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                   --                    --                    --
   Class IB                                   --                    --                    --
   Other class                           115,826                21,396                 9,209
                                    ============            ==========            ==========
  Cost:
   Class IA                                   --                    --                    --
   Class IB                                   --                    --                    --
   Other class                        $2,303,195              $420,451              $358,722
                                    ============            ==========            ==========
  Market Value:
   Class IA                                   --                    --                    --
   Class IB                                   --                    --                    --
   Other class                        $2,511,104              $407,388              $430,804
 Due from Hartford Life
  Insurance Company                        2,947                    --                    76
 Receivable from fund shares
  sold                                        --                    --                    --
 Other assets                                 --                    --                    --
                                    ------------            ----------            ----------
 Total Assets                          2,514,051               407,388               430,880
                                    ------------            ----------            ----------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                           --                    --                    --
 Payable for fund shares
  purchased                                2,947                    --                    76
 Other liabilities                            --                    --                    --
                                    ------------            ----------            ----------
 Total Liabilities                         2,947                    --                    76
                                    ------------            ----------            ----------
NET ASSETS:
 For Variable Life Contract
  Liabilities                         $2,511,104              $407,388              $430,804
                                    ============            ==========            ==========

(a)  From inception May 1, 2007 to December 31, 2007.

SEPARATE ACCOUNT VL I

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                    OPPENHEIMER
                                 GLOBAL SECURITIES        OPPENHEIMER
                                        FUND            MAIN STREET FUND
                                    SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                  --                    --
   Class IB                                  --                    --
   Other class                           26,384                14,573
                                     ==========            ==========
  Cost:
   Class IA                                  --                    --
   Class IB                                  --                    --
   Other class                         $914,655              $382,123
                                     ==========            ==========
  Market Value:
   Class IA                                  --                    --
   Class IB                                  --                    --
   Other class                         $956,935              $369,859
 Due from Hartford Life
  Insurance Company                          --                   276
 Receivable from fund shares
  sold                                       --                    --
 Other assets                                --                    --
                                     ----------            ----------
 Total Assets                           956,935               370,135
                                     ----------            ----------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                          --                    --
 Payable for fund shares
  purchased                                  --                   276
 Other liabilities                           --                    --
                                     ----------            ----------
 Total Liabilities                           --                   276
                                     ----------            ----------
NET ASSETS:
 For Variable Life Contract
  Liabilities                          $956,935              $369,859
                                     ==========            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                    PUTNAM VT              PUTNAM VT           PUTNAM VT      PUTNAM VT
                                   DIVERSIFIED            GLOBAL ASSET       GLOBAL EQUITY   GROWTH AND
                                   INCOME FUND          ALLOCATION FUND          FUND        INCOME FUND
                                   SUB-ACCOUNT            SUB-ACCOUNT         SUB-ACCOUNT    SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                             72,493                 147,224             867,008      1,090,028
   Class IB                                 --                      --               2,232         10,699
   Other class                              --                      --                  --             --
                                    ==========            ============       =============  =============
  Cost:
   Class IA                           $797,700              $2,002,730         $13,232,515    $24,267,723
   Class IB                                 --                      --              23,678        270,149
   Other class                              --                      --                  --             --
                                    ==========            ============       =============  =============
  Market Value:
   Class IA                           $637,939              $2,488,079         $12,666,992    $25,375,850
   Class IB                                 --                      --              32,317        247,358
   Other class                              --                      --                  --             --
 Due from Hartford Life
  Insurance Company                         --                      --                 559          6,949
 Receivable from fund shares
  sold                                      --                   1,772                  --             --
 Other assets                               --                      --                  --             --
                                    ----------            ------------       -------------  -------------
 Total Assets                          637,939               2,489,851          12,699,868     25,630,157
                                    ----------            ------------       -------------  -------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                         --                   1,772                  --             --
 Payable for fund shares
  purchased                                 --                      --                 559          6,949
 Other liabilities                          --                      --                  --             --
                                    ----------            ------------       -------------  -------------
 Total Liabilities                          --                   1,772                 559          6,949
                                    ----------            ------------       -------------  -------------
NET ASSETS:
 For Variable Life Contract
  Liabilities                         $637,939              $2,488,079         $12,699,309    $25,623,208
                                    ==========            ============       =============  =============

                                    PUTNAM VT
                                 HEALTH SCIENCES           PUTNAM VT               PUTNAM VT
                                       FUND             HIGH YIELD FUND           INCOME FUND
                                   SUB-ACCOUNT            SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                             32,339                 791,065                 531,856
   Class IB                                 --                 115,429                  39,875
   Other class                              --                      --                      --
                                    ==========            ============            ============
  Cost:
   Class IA                           $331,701              $9,863,056              $6,916,629
   Class IB                                 --                 864,679                 498,425
   Other class                              --                      --                      --
                                    ==========            ============            ============
  Market Value:
   Class IA                           $436,251              $5,901,343              $6,743,930
   Class IB                                 --                 853,018                 502,028
   Other class                              --                      --                      --
 Due from Hartford Life
  Insurance Company                         --                   1,427                   4,174
 Receivable from fund shares
  sold                                       2                      --                      --
 Other assets                               --                      --                      --
                                    ----------            ------------            ------------
 Total Assets                          436,253               6,755,788               7,250,132
                                    ----------            ------------            ------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                          2                      --                      --
 Payable for fund shares
  purchased                                 --                   1,427                   4,174
 Other liabilities                          --                      --                      --
                                    ----------            ------------            ------------
 Total Liabilities                           2                   1,427                   4,174
                                    ----------            ------------            ------------
NET ASSETS:
 For Variable Life Contract
  Liabilities                         $436,251              $6,754,361              $7,245,958
                                    ==========            ============            ============

SEPARATE ACCOUNT VL I

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                     PUTNAM VT
                                   INTERNATIONAL            PUTNAM VT
                                     GROWTH AND           INTERNATIONAL
                                    INCOME FUND            EQUITY FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                              17,290                 456,873
   Class IB                                  --                  19,415
   Other class                               --                      --
                                     ==========            ============
  Cost:
   Class IA                            $244,414              $8,026,489
   Class IB                                  --                 333,785
   Other class                               --                      --
                                     ==========            ============
  Market Value:
   Class IA                            $287,015              $8,730,839
   Class IB                                  --                 368,101
   Other class                               --                      --
 Due from Hartford Life
  Insurance Company                          --                     861
 Receivable from fund shares
  sold                                       --                      --
 Other assets                                --                      --
                                     ----------            ------------
 Total Assets                           287,015               9,099,801
                                     ----------            ------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                          --                      --
 Payable for fund shares
  purchased                                  --                     861
 Other liabilities                           --                      --
                                     ----------            ------------
 Total Liabilities                           --                     861
                                     ----------            ------------
NET ASSETS:
 For Variable Life Contract
  Liabilities                          $287,015              $9,098,940
                                     ==========            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                     PUTNAM VT
                                 INTERNATIONAL NEW                                PUTNAM VT             PUTNAM VT NEW
                                   OPPORTUNITIES            PUTNAM VT            MONEY MARKET           OPPORTUNITIES
                                        FUND              INVESTORS FUND             FUND                   FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT             SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                              12,701                 35,503               163,505                  625,611
   Class IB                                  --                     --                    --                    1,586
   Other class                               --                     --                    --                       --
                                     ==========             ==========            ==========            =============
  Cost:
   Class IA                            $171,833               $417,252              $163,505              $10,790,679
   Class IB                                  --                     --                    --                   28,240
   Other class                               --                     --                    --                       --
                                     ==========             ==========            ==========            =============
  Market Value:
   Class IA                            $261,504               $411,839              $163,505              $13,481,922
   Class IB                                  --                     --                    --                   33,617
   Other class                               --                     --                    --                       --
 Due from Hartford Life
  Insurance Company                          --                     --                     4                    1,344
 Receivable from fund shares
  sold                                       --                     --                    --                       --
 Other assets                                --                     --                    --                       --
                                     ----------             ----------            ----------            -------------
 Total Assets                           261,504                411,839               163,509               13,516,883
                                     ----------             ----------            ----------            -------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                          --                     --                    --                       --
 Payable for fund shares
  purchased                                  --                     --                     4                    1,344
 Other liabilities                           --                     --                    --                       --
                                     ----------             ----------            ----------            -------------
 Total Liabilities                           --                     --                     4                    1,344
                                     ----------             ----------            ----------            -------------
NET ASSETS:
 For Variable Life Contract
  Liabilities                          $261,504               $411,839              $163,505              $13,515,539
                                     ==========             ==========            ==========            =============


                                                          PUTNAM VT             PUTNAM VT
                                  PUTNAM VT NEW         OTC & EMERGING          SMALL CAP
                                    VALUE FUND           GROWTH FUND            VALUE FUND
                                   SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                             33,927                35,901                    --
   Class IB                                 --                    --                22,938
   Other class                              --                    --                    --
                                    ==========            ==========            ==========
  Cost:
   Class IA                           $392,987              $579,243                    --
   Class IB                                 --                    --              $514,106
   Other class                              --                    --                    --
                                    ==========            ==========            ==========
  Market Value:
   Class IA                           $534,349              $299,053                    --
   Class IB                                 --                    --              $430,083
   Other class                              --                    --                    --
 Due from Hartford Life
  Insurance Company                         --                    --                   580
 Receivable from fund shares
  sold                                       3                    --                    --
 Other assets                               --                    --                    --
                                    ----------            ----------            ----------
 Total Assets                          534,352               299,053               430,663
                                    ----------            ----------            ----------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                          3                    --                    --
 Payable for fund shares
  purchased                                 --                    --                   580
 Other liabilities                          --                    --                    --
                                    ----------            ----------            ----------
 Total Liabilities                           3                    --                   580
                                    ----------            ----------            ----------
NET ASSETS:
 For Variable Life Contract
  Liabilities                         $534,349              $299,053              $430,083
                                    ==========            ==========            ==========

SEPARATE ACCOUNT VL I

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                   PUTNAM VT THE            PUTNAM VT
                                   GEORGE PUTNAM         UTILITIES GROWTH
                                   FUND OF BOSTON        AND INCOME FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                              25,118                  74,513
   Class IB                                  --                      --
   Other class                               --                      --
                                     ==========            ============
  Cost:
   Class IA                            $258,385                $862,724
   Class IB                                  --                      --
   Other class                               --                      --
                                     ==========            ============
  Market Value:
   Class IA                            $277,550              $1,567,002
   Class IB                                  --                      --
   Other class                               --                      --
 Due from Hartford Life
  Insurance Company                          --                      --
 Receivable from fund shares
  sold                                       --                      --
 Other assets                                --                      --
                                     ----------            ------------
 Total Assets                           277,550               1,567,002
                                     ----------            ------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                          --                      --
 Payable for fund shares
  purchased                                  --                      --
 Other liabilities                           --                      --
                                     ----------            ------------
 Total Liabilities                           --                      --
                                     ----------            ------------
NET ASSETS:
 For Variable Life Contract
  Liabilities                          $277,550              $1,567,002
                                     ==========            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                      PUTNAM VT
                                                                       CAPITAL
                                 PUTNAM VT          PUTNAM VT       OPPORTUNITIES
                                 VISTA FUND       VOYAGER FUND           FUND
                                SUB-ACCOUNT        SUB-ACCOUNT       SUB-ACCOUNT
-------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                          16,715             837,345               --
   Class IB                              --              10,065           55,317
   Other class                           --                  --               --
                                 ==========       =============       ==========
  Cost:
   Class IA                        $298,971         $23,864,877               --
   Class IB                              --             274,199         $840,192
   Other class                           --                  --               --
                                 ==========       =============       ==========
  Market Value:
   Class IA                        $260,245         $26,786,655               --
   Class IB                              --             319,371         $795,465
   Other class                           --                  --               --
 Due from Hartford Life
  Insurance Company                      --              10,081              822
 Receivable from fund
  shares sold                            --                  --               --
 Other assets                            --                  --               --
                                 ----------       -------------       ----------
 Total Assets                       260,245          27,116,107          796,287
                                 ----------       -------------       ----------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                      --                  --               --
 Payable for fund shares
  purchased                              --              10,081              822
 Other liabilities                       --                  --               --
                                 ----------       -------------       ----------
 Total Liabilities                       --              10,081              822
                                 ----------       -------------       ----------
NET ASSETS:
 For Variable Life
  Contract Liabilities             $260,245         $27,106,026         $795,465
                                 ==========       =============       ==========


                                 PUTNAM VT           VAN KAMPEN LIT
                               EQUITY INCOME            COMSTOCK
                                    FUND               PORTFOLIO
                                SUB-ACCOUNT           SUB-ACCOUNT
--------------------------  ------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                              --                    --
   Class IB                          57,749                    --
   Other class                           --                65,294
                                 ==========            ==========
  Cost:
   Class IA                              --                    --
   Class IB                        $699,702                    --
   Other class                           --              $896,931
                                 ==========            ==========
  Market Value:
   Class IA                              --                    --
   Class IB                        $864,502                    --
   Other class                           --              $901,060
 Due from Hartford Life
  Insurance Company                     331                    --
 Receivable from fund
  shares sold                            --                    --
 Other assets                            --                    --
                                 ----------            ----------
 Total Assets                       864,833               901,060
                                 ----------            ----------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                      --                    --
 Payable for fund shares
  purchased                             331                    --
 Other liabilities                       --                    --
                                 ----------            ----------
 Total Liabilities                      331                    --
                                 ----------            ----------
NET ASSETS:
 For Variable Life
  Contract Liabilities             $864,502              $901,060
                                 ==========            ==========

SEPARATE ACCOUNT VL I

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                         UNITS
                                        OWNED BY        UNIT         CONTRACT
SUB-ACCOUNT                           PARTICIPANTS  FAIR VALUE #    LIABILITY
--------------------------------------------------------------------------------
AllianceBernstein VP International
 Value Portfolio -- Class B                172,391    $13.001625      $2,241,366
AllianceBernstein VP Small/Mid Cap
 Value Portfolio -- Class B                249,787     11.656335       2,911,607
AllianceBernstein VPS International
 Growth Portfolio -- Class B                58,310     11.735231         684,280
AIM V.I. Capital Appreciation Fund
 -- Class S1                                27,846     12.614437         351,266
AIM V.I. Core Equity Fund -- Class
 S1                                          5,292     15.685297          83,012
AIM V.I. Mid Cap Core Equity Fund --
 Class S1                                   89,294     17.005072       1,518,444
AIM V.I. Small Cap Equity Fund --
 Class S1                                   13,791     12.889339         177,758
AIM V.I. Capital Development Fund --
 Class S1                                   32,422     13.312750         431,621
American Funds Asset Allocation Fund
 -- Class 2                                694,553     15.977239      11,097,043
American Funds Blue Chip Income and
 Growth Fund -- Class 2                    413,778     16.351739       6,765,987
American Funds Bond Fund -- Class 2        621,048     12.252603       7,609,452
American Funds Global Growth Fund --
 Class 2                                 4,745,762      1.717724       8,151,909
American Funds Growth Fund -- Class
 2                                      18,511,326      1.325073      24,528,859
American Funds Growth-Income Fund --
 Class 2                                14,957,955      1.533170      22,933,087
American Funds International Fund --
 Class 2                                   701,336     25.993056      18,229,871
American Funds New World Fund --
 Class 2                                   229,426     31.240624       7,167,408
American Funds Global Small
 Capitalization Fund -- Class 2          2,666,491      2.468617       6,582,545
Fidelity VIP Asset Manager Portfolio
 -- Class INIT                             534,352      2.625733       1,403,067
Fidelity VIP Equity-Income Portfolio
 -- Class INIT                           5,953,718      3.348026      19,933,203
Fidelity VIP Equity-Income Portfolio
 -- Class SRV2                              34,968     12.616655         441,184
Fidelity VIP Contrafund Portfolio --
 Class SRV2                                232,614     13.972661       3,250,238
Fidelity VIP Overseas Portfolio --
 Class INIT                                722,794      2.978729       2,153,008
Fidelity VIP Mid Cap Portfolio --
 Class SRV2                                165,421     13.783318       2,280,055
Franklin Income Securities Fund --
 Class 2                                   190,777     11.872911       2,265,075
Franklin Small Cap Value Securities
 Fund -- Class 2                           252,130     18.707094       4,716,627
Mutual Shares Securities Fund --
 Class 2                                   309,631     17.350672       5,372,299
Templeton Growth Securities Fund --
 Class 2                                    40,879     11.955902         488,740
Mutual Discovery Securities Fund --
 Class 2                                    83,580     12.787292       1,068,763
Templeton Global Income Securities
 Fund -- Class 2                            30,214     11.007928         332,595
Hartford Advisers HLS Fund -- Class
 IA                                      9,048,634      3.408043      30,838,134
Hartford Total Return Bond HLS Fund
 -- Class IA                            11,928,069      2.472569      29,492,974
Hartford Capital Appreciation HLS
 Fund -- Class IA                       13,966,208      7.674740     107,187,019
Hartford Dividend and Growth HLS
 Fund -- Class IA                        7,121,091      4.404234      31,362,951
Hartford Global Advisers HLS Fund --
 Class IA                                   40,861      1.788088          73,063
Hartford Global Growth HLS Fund --
 Class IA                                  100,272      1.615778         162,018
Hartford Global Technology HLS Fund
 -- Class IA                                94,193      1.034928          97,482
Hartford Disciplined Equity HLS Fund
 -- Class IA                             1,383,704      1.662814       2,300,843
Hartford Growth Opportunities HLS
 Fund -- Class IA                          223,677     23.902204       5,346,370
Hartford Index HLS Fund -- Class IA      7,586,760      3.960309      30,045,913
Hartford International Small Company
 HLS Fund -- Class IA                       88,093     25.232430       2,222,808
Hartford International Opportunities
 HLS Fund -- Class IA                    5,872,850      3.753520      22,043,860
Hartford MidCap HLS Fund -- Class
 IA                                      5,282,178      4.190281      22,133,811
Hartford MidCap Value HLS Fund --
 Class IA                                  124,336     19.402626       2,412,450
Hartford Money Market HLS Fund --
 Class IA                               14,796,852      1.757923      26,011,728
Hartford Mortgage Securities HLS
 Fund -- Class IA                        2,780,588      2.211555       6,149,424
Hartford Small Company HLS Fund --
 Class IA                                5,076,418      2.545893      12,924,017
Hartford Stock HLS Fund -- Class IA      9,146,137      4.073434      37,256,185
Hartford Value Opportunities HLS
 Fund -- Class IA                          161,260     17.686037       2,852,049

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                         UNITS
                                        OWNED BY        UNIT         CONTRACT
SUB-ACCOUNT                           PARTICIPANTS  FAIR VALUE #    LIABILITY
--------------------------------------------------------------------------------
Lord Abbett America's Value
 Portfolio -- Class VC                      65,309    $11.828624        $772,512
Lord Abbett Growth and Income
 Portfolio -- Class VC                      26,664     12.579832         335,423
MFS Investors Trust Series -- Class
 INIT                                        4,843     13.010156          63,002
MFS New Discovery Series -- Class
 INIT                                       18,516     15.767530         291,956
MFS Total Return Series -- Class
 INIT                                      174,590     14.382866       2,511,104
U.S. Mid Cap Value -- Class II              37,869     10.757939         407,388
Oppenheimer Capital Appreciation
 Fund -- Class SRV                          33,740     12.768186         430,804
Oppenheimer Global Securities Fund
 -- Class SRV                               71,763     13.334725         956,935
Oppenheimer Main Street Fund --
 Class SRV                                  29,858     12.387474         369,859
Putnam VT Diversified Income Fund --
 Class IA                                   29,408     21.692473         637,939
Putnam VT Global Asset Allocation
 Fund -- Class IA                           84,050     29.602231       2,488,079
Putnam VT Global Equity Fund --
 Class IA                                  388,661     32.591358      12,666,993
Putnam VT Global Equity Fund --
 Class IB                                    1,679     19.251565          32,316
Putnam VT Growth and Income Fund --
 Class IA                                  723,548     35.071434      25,375,850
Putnam VT Growth and Income Fund --
 Class IB                                   17,095     14.469512         247,358
Putnam VT Health Sciences Fund --
 Class IA                                   30,430     14.336048         436,251
Putnam VT High Yield Fund -- Class
 IA                                        227,189     25.975431       5,901,343
Putnam VT High Yield Fund -- Class
 IB                                         60,240     14.160292         853,018
Putnam VT Income Fund -- Class IA          300,001     22.479655       6,743,928
Putnam VT Income Fund -- Class IB           42,901     11.701925         502,030
Putnam VT International Growth and
 Income Fund -- Class IA                    12,929     22.199807         287,015
Putnam VT International Equity Fund
 -- Class IA                               399,163     21.872886       8,730,839
Putnam VT International Equity Fund
 -- Class IB                                17,226     21.369414         368,101
Putnam VT International New
 Opportunities Fund -- Class IA             13,449     19.444746         261,504
Putnam VT Investors Fund -- Class
 IA                                         35,393     11.636062         411,839
Putnam VT Money Market Fund -- Class
 IA                                         93,606      1.746726         163,505
Putnam VT New Opportunities Fund --
 Class IA                                  519,626     25.945436      13,481,922
Putnam VT New Opportunities Fund --
 Class IB                                    2,095     16.046422          33,617
Putnam VT New Value Fund -- Class
 IA                                         25,842     20.677264         534,349
Putnam VT OTC & Emerging Growth Fund
 -- Class IA                                33,225      9.000886         299,053
Putnam VT Small Cap Value Fund --
 Class IB                                   41,754     10.300530         430,083
Putnam VT The George Putnam Fund of
 Boston -- Class IA                         17,247     16.092548         277,550
Putnam VT Utilities Growth and
 Income Fund -- Class IA                    41,125     38.103792       1,567,002
Putnam VT Vista Fund -- Class IA            18,346     14.185345         260,245
Putnam VT Voyager Fund -- Class IA         785,127     34.117626      26,786,655
Putnam VT Voyager Fund -- Class IB          23,060     13.849855         319,371
Putnam VT Capital Opportunities Fund
 -- Class IB                                48,768     16.311191         795,465
Putnam VT Equity Income Fund --
 Class IB                                   52,576     16.442989         864,502
Van Kampen LIT Comstock Portfolio --
 Class II                                   76,587     11.765234         901,060

#  Rounded unit values

SEPARATE ACCOUNT VL I

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                 ALLIANCEBERNSTEIN     ALLIANCEBERNSTEIN
                                 VP INTERNATIONAL      VP SMALL/MID CAP
                                  VALUE PORTFOLIO       VALUE PORTFOLIO
                                    SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $18,209                 $4,518
                                     ---------            -----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 (5,493)                  (700)
 Net realized gain on
  distributions                         68,252                 42,258
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (25,175)              (215,073)
                                     ---------            -----------
  Net gain (loss) on
   investments                          37,584               (173,515)
                                     ---------            -----------
  Net increase (decrease) in
   net assets resulting from
   operations                          $55,793              $(168,997)
                                     =========            ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                 ALLIANCEBERNSTEIN     AIM V.I. CAPITAL                         AIM V.I. MID CAP
                                 VPS INTERNATIONAL       APPRECIATION        AIM V.I. CORE        CORE EQUITY
                                 GROWTH PORTFOLIO            FUND             EQUITY FUND             FUND
                                  SUB-ACCOUNT (A)         SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $2,726                 $ --               $933                $3,341
                                    -----------            ---------            -------            ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                    (123)                 988              2,147                 2,626
 Net realized gain on
  distributions                          98,469                   --                 --                21,795
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (102,347)              37,417              4,490               105,517
                                    -----------            ---------            -------            ----------
  Net gain (loss) on
   investments                           (4,001)              38,405              6,637               129,938
                                    -----------            ---------            -------            ----------
  Net increase (decrease) in
   net assets resulting from
   operations                           $(1,275)             $38,405             $7,570              $133,279
                                    ===========            =========            =======            ==========

                                AIM V.I. SMALL     AIM V.I. CAPITAL       AMERICAN FUNDS
                                  CAP EQUITY          DEVELOPMENT        ASSET ALLOCATION
                                     FUND                FUND                  FUND
                                  SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $71                 $ --              $238,623
                                    -------            ---------            ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 717               (2,282)               12,961
 Net realized gain on
  distributions                       4,731               34,212               351,375
 Net unrealized appreciation
  (depreciation) of
  investments during the year         1,897              (23,723)               66,018
                                    -------            ---------            ----------
  Net gain (loss) on
   investments                        7,345                8,207               430,354
                                    -------            ---------            ----------
  Net increase (decrease) in
   net assets resulting from
   operations                        $7,416               $8,207              $668,977
                                    =======            =========            ==========

(a)  From inception May 1, 2007 to December 31, 2007.

SEPARATE ACCOUNT VL I

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                   AMERICAN FUNDS
                                      BLUE CHIP
                                     INCOME AND           AMERICAN FUNDS
                                     GROWTH FUND             BOND FUND
                                     SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $172,057               $500,113
                                     -----------            -----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                    1,598                (20,197)
 Net realized gain on
  distributions                          205,629                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (262,738)              (292,830)
                                     -----------            -----------
  Net gain (loss) on
   investments                           (55,511)              (313,027)
                                     -----------            -----------
  Net increase (decrease) in
   net assets resulting from
   operations                           $116,546               $187,086
                                     ===========            ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                AMERICAN FUNDS                                  AMERICAN FUNDS          AMERICAN FUNDS
                                GLOBAL GROWTH           AMERICAN FUNDS          GROWTH-INCOME           INTERNATIONAL
                                     FUND                GROWTH FUND                 FUND                    FUND
                                 SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                           $211,394                $186,783                $357,132                $257,006
                                 ------------            ------------            ------------            ------------
NET REALIZED AND
 UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
 Net realized gain (loss)
  on security transactions             (6,865)                 22,363                  81,749                  30,338
 Net realized gain on
  distributions                       319,215               1,588,066                 746,479                 777,518
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                                532,566                 837,692                 (42,303)              1,892,176
                                 ------------            ------------            ------------            ------------
  Net gain (loss) on
   investments                        844,916               2,448,121                 785,925               2,700,032
                                 ------------            ------------            ------------            ------------
  Net increase (decrease)
   in net assets resulting
   from operations                 $1,056,310              $2,634,904              $1,143,057              $2,957,038
                                 ============            ============            ============            ============

                                                        AMERICAN FUNDS
                                AMERICAN FUNDS           GLOBAL SMALL           FIDELITY VIP
                                  NEW WORLD             CAPITALIZATION         ASSET MANAGER
                                     FUND                    FUND                PORTFOLIO
                                 SUB-ACCOUNT             SUB-ACCOUNT            SUB-ACCOUNT
--------------------------  --------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                           $171,691                $219,396               $90,136
                                 ------------            ------------            ----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
 Net realized gain (loss)
  on security transactions            (15,187)                (66,082)               (2,350)
 Net realized gain on
  distributions                       273,879                 622,251                44,250
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                                781,106                 523,562                82,779
                                 ------------            ------------            ----------
  Net gain (loss) on
   investments                      1,039,798               1,079,731               124,679
                                 ------------            ------------            ----------
  Net increase (decrease)
   in net assets resulting
   from operations                 $1,211,489              $1,299,127              $214,815
                                 ============            ============            ==========

SEPARATE ACCOUNT VL I

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                     FIDELITY VIP            FIDELITY VIP
                                     EQUITY-INCOME            CONTRAFUND
                                       PORTFOLIO               PORTFOLIO
                                      SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                $386,293                $23,909
                                     -------------            -----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                     85,177                 17,449
 Net realized gain on
  distributions                          1,708,099                814,910
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (1,810,792)              (441,321)
                                     -------------            -----------
  Net gain (loss) on
   investments                             (17,516)               391,038
                                     -------------            -----------
  Net increase (decrease) in
   net assets resulting from
   operations                             $368,777               $414,947
                                     =============            ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   FIDELITY VIP          FIDELITY VIP                              FRANKLIN SMALL
                                     OVERSEAS              MID CAP           FRANKLIN INCOME          CAP VALUE
                                    PORTFOLIO             PORTFOLIO          SECURITIES FUND       SECURITIES FUND
                                   SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $70,912                $7,604              $47,809                $33,413
                                    ----------            ----------            ---------            -----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 55,661                   (81)                 375                (18,877)
 Net realized gain on
  distributions                        142,945                84,612                8,866                343,584
 Net unrealized appreciation
  (depreciation) of
  investments during the year           75,893               103,590              (21,129)              (451,404)
                                    ----------            ----------            ---------            -----------
  Net gain (loss) on
   investments                         274,499               188,121              (11,888)              (126,697)
                                    ----------            ----------            ---------            -----------
  Net increase (decrease) in
   net assets resulting from
   operations                         $345,411              $195,725              $35,921               $(93,284)
                                    ==========            ==========            =========            ===========

                                                           TEMPLETON
                                   MUTUAL SHARES            GROWTH           MUTUAL DISCOVERY
                                  SECURITIES FUND       SECURITIES FUND       SECURITIES FUND
                                    SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  -----------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $76,733               $5,338               $12,114
                                    -----------            ---------             ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  (8,969)                   4                   411
 Net realized gain on
  distributions                         187,867               17,031                 9,965
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (119,467)             (17,334)               47,207
                                    -----------            ---------             ---------
  Net gain (loss) on
   investments                           59,431                 (299)               57,583
                                    -----------            ---------             ---------
  Net increase (decrease) in
   net assets resulting from
   operations                          $136,164               $5,039               $69,697
                                    ===========            =========             =========

SEPARATE ACCOUNT VL I

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                     TEMPLETON         HARTFORD
                                   GLOBAL INCOME       ADVISERS
                                  SECURITIES FUND      HLS FUND
                                  SUB-ACCOUNT (A)     SUB-ACCOUNT
-----------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                $18             $692,290
                                      -------        -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                     6               90,623
 Net realized gain on
  distributions                            --            3,338,385
 Net unrealized appreciation
  (depreciation) of
  investments during the year           7,026           (2,036,556)
                                      -------        -------------
  Net gain (loss) on
   investments                          7,032            1,392,452
                                      -------        -------------
  Net increase (decrease) in
   net assets resulting from
   operations                          $7,050           $2,084,742
                                      =======        =============

(a)  From inception May 1, 2007 to December 31, 2007.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                  HARTFORD
                                   HARTFORD TOTAL         HARTFORD CAPITAL      DIVIDEND AND         HARTFORD GLOBAL
                                    RETURN BOND             APPRECIATION           GROWTH               ADVISERS
                                      HLS FUND                HLS FUND            HLS FUND              HLS FUND
                                    SUB-ACCOUNT              SUB-ACCOUNT        SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                            $1,538,395                 $125,929           $528,780                 $606
                                    ------------            -------------       ------------            ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   66,944                  552,948            792,303                1,398
 Net realized gain on
  distributions                               --               17,315,813          2,483,137                5,487
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (222,118)              (1,503,921)        (1,048,361)               4,076
                                    ------------            -------------       ------------            ---------
  Net gain (loss) on
   investments                          (155,174)              16,364,840          2,227,079               10,961
                                    ------------            -------------       ------------            ---------
  Net increase (decrease) in
   net assets resulting from
   operations                         $1,383,221              $16,490,769         $2,755,859              $11,567
                                    ============            =============       ============            =========


                                 HARTFORD GLOBAL      HARTFORD GLOBAL    HARTFORD DISCIPLINED
                                     GROWTH             TECHNOLOGY              EQUITY
                                    HLS FUND             HLS FUND              HLS FUND
                                 SUB-ACCOUNT (B)        SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                $78                 $ --               $23,237
                                    ---------            ---------            ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   476                2,438                33,508
 Net realized gain on
  distributions                        16,845                   --                 7,711
 Net unrealized appreciation
  (depreciation) of
  investments during the year          16,017               10,387               117,228
                                    ---------            ---------            ----------
  Net gain (loss) on
   investments                         33,338               12,825               158,447
                                    ---------            ---------            ----------
  Net increase (decrease) in
   net assets resulting from
   operations                         $33,416              $12,825              $181,684
                                    =========            =========            ==========

(b) Formerly Hartford Global Leaders HLS Fund. Change effective July 27, 2007.

SEPARATE ACCOUNT VL I

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                  HARTFORD GROWTH
                                   OPPORTUNITIES          HARTFORD INDEX
                                      HLS FUND               HLS FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $6,150                $506,430
                                     ----------            ------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  94,520                 368,353
 Net realized gain on
  distributions                         766,420               1,698,743
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (96,803)               (949,765)
                                     ----------            ------------
  Net gain (loss) on
   investments                          764,137               1,117,331
                                     ----------            ------------
  Net increase (decrease) in
   net assets resulting from
   operations                          $770,287              $1,623,761
                                     ==========            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                  HARTFORD                HARTFORD
                                INTERNATIONAL          INTERNATIONAL                                  HARTFORD MIDCAP
                                SMALL COMPANY          OPPORTUNITIES          HARTFORD MIDCAP              VALUE
                                  HLS FUND                HLS FUND                HLS FUND               HLS FUND
                                 SUB-ACCOUNT            SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                           $39,691                $228,801                $106,472                $14,557
                                 -----------            ------------            ------------            -----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
 Net realized gain (loss)
  on security transactions            57,381                  69,706                 293,593               (145,842)
 Net realized gain on
  distributions                      387,040               3,951,641               3,363,622                672,496
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                              (205,398)                436,168                (371,042)              (378,343)
                                 -----------            ------------            ------------            -----------
  Net gain (loss) on
   investments                       239,023               4,457,515               3,286,173                148,311
                                 -----------            ------------            ------------            -----------
  Net increase (decrease)
   in net assets resulting
   from operations                  $278,714              $4,686,316              $3,392,645               $162,868
                                 ===========            ============            ============            ===========

                                                          HARTFORD
                                HARTFORD MONEY            MORTGAGE             HARTFORD SMALL
                                    MARKET               SECURITIES               COMPANY
                                   HLS FUND               HLS FUND                HLS FUND
                                 SUB-ACCOUNT             SUB-ACCOUNT            SUB-ACCOUNT
--------------------------  ---------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                         $1,247,017               $337,954                 $29,185
                                 ------------            -----------            ------------
NET REALIZED AND
 UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
 Net realized gain (loss)
  on security transactions                 --                  3,974                  74,560
 Net realized gain on
  distributions                            --                     --               1,790,990
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                                     --               (134,708)               (311,944)
                                 ------------            -----------            ------------
  Net gain (loss) on
   investments                             --               (130,734)              1,553,606
                                 ------------            -----------            ------------
  Net increase (decrease)
   in net assets resulting
   from operations                 $1,247,017               $207,220              $1,582,791
                                 ============            ===========            ============

SEPARATE ACCOUNT VL I

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                                           HARTFORD VALUE
                                    HARTFORD STOCK          OPPORTUNITIES
                                       HLS FUND               HLS FUND
                                     SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $393,877                $39,385
                                     ------------            -----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                    26,191               (111,691)
 Net realized gain on
  distributions                         5,449,081                448,546
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (3,518,968)              (668,824)
                                     ------------            -----------
  Net gain (loss) on
   investments                          1,956,304               (331,969)
                                     ------------            -----------
  Net increase (decrease) in
   net assets resulting from
   operations                          $2,350,181              $(292,584)
                                     ============            ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   LORD ABBETT          LORD ABBETT
                                 AMERICA'S VALUE        GROWTH AND         MFS INVESTORS          MFS NEW
                                    PORTFOLIO        INCOME PORTFOLIO      TRUST SERIES      DISCOVERY SERIES
                                   SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                            $23,340               $4,175               $181                 $ --
                                    ---------            ---------            -------            ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   872                  498                 26               (3,967)
 Net realized gain on
  distributions                        24,625               23,021                183               26,741
 Net unrealized appreciation
  (depreciation) of
  investments during the year         (42,836)             (17,063)             2,212              (13,970)
                                    ---------            ---------            -------            ---------
  Net gain (loss) on
   investments                        (17,339)               6,456              2,421                8,804
                                    ---------            ---------            -------            ---------
  Net increase (decrease) in
   net assets resulting from
   operations                          $6,001              $10,631             $2,602               $8,804
                                    =========            =========            =======            =========

                                                                             OPPENHEIMER
                                                                               CAPITAL
                                    MFS TOTAL          U.S. MID CAP         APPRECIATION
                                  RETURN SERIES            VALUE                FUND
                                   SUB-ACCOUNT        SUB-ACCOUNT (A)        SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                            $60,906                 $ --                  $30
                                    ---------            ---------            ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                (1,116)               4,032                1,227
 Net realized gain on
  distributions                        58,233                   --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year         (23,248)             (13,063)              44,715
                                    ---------            ---------            ---------
  Net gain (loss) on
   investments                         33,869               (9,031)              45,942
                                    ---------            ---------            ---------
  Net increase (decrease) in
   net assets resulting from
   operations                         $94,775              $(9,031)             $45,972
                                    =========            =========            =========

(a)  From inception May 1, 2007 to December 31, 2007.

SEPARATE ACCOUNT VL I

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                     OPPENHEIMER
                                  GLOBAL SECURITIES        OPPENHEIMER
                                        FUND            MAIN STREET FUND
                                     SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $8,461                  $522
                                      ---------             ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   4,488                   (20)
 Net realized gain on
  distributions                          35,384                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year              (521)              (16,326)
                                      ---------             ---------
  Net gain (loss) on
   investments                           39,351               (16,346)
                                      ---------             ---------
  Net increase (decrease) in
   net assets resulting from
   operations                           $47,812              $(15,824)
                                      =========             =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                    PUTNAM VT            PUTNAM VT             PUTNAM VT           PUTNAM VT
                                   DIVERSIFIED         GLOBAL ASSET          GLOBAL EQUITY        GROWTH AND
                                   INCOME FUND        ALLOCATION FUND             FUND            INCOME FUND
                                   SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT         SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                            $32,882              $19,157                $308,635            $469,581
                                    ---------            ---------            ------------       -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                (3,945)              70,448                (493,564)            166,767
 Net realized gain on
  distributions                            --                   --                      --           4,498,340
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (2,340)              (1,066)              1,406,082          (6,642,367)
                                    ---------            ---------            ------------       -------------
  Net gain (loss) on
   investments                         (6,285)              69,382                 912,518          (1,977,260)
                                    ---------            ---------            ------------       -------------
  Net increase (decrease) in
   net assets resulting from
   operations                         $26,597              $88,539              $1,221,153         $(1,507,679)
                                    =========            =========            ============       =============

                                    PUTNAM VT
                                 HEALTH SCIENCES          PUTNAM VT             PUTNAM VT
                                      FUND             HIGH YIELD FUND         INCOME FUND
                                   SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $5,612               $582,728              $357,599
                                    ---------            -----------            ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                11,006               (186,586)                4,515
 Net realized gain on
  distributions                            --                     --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year         (16,343)              (155,765)                3,947
                                    ---------            -----------            ----------
  Net gain (loss) on
   investments                         (5,337)              (342,351)                8,462
                                    ---------            -----------            ----------
  Net increase (decrease) in
   net assets resulting from
   operations                            $275               $240,377              $366,061
                                    =========            ===========            ==========

SEPARATE ACCOUNT VL I

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                      PUTNAM VT
                                    INTERNATIONAL             PUTNAM VT
                                      GROWTH AND            INTERNATIONAL
                                     INCOME FUND             EQUITY FUND
                                     SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                $10,168                $289,387
                                     ------------            ------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                    49,655                  73,594
 Net realized gain on
  distributions                            93,776               1,170,985
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (102,095)               (744,997)
                                     ------------            ------------
  Net gain (loss) on
   investments                             41,336                 499,582
                                     ------------            ------------
  Net increase (decrease) in
   net assets resulting from
   operations                             $51,504                $788,969
                                     ============            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                      PUTNAM VT
                                  INTERNATIONAL NEW                               PUTNAM VT            PUTNAM VT NEW
                                    OPPORTUNITIES            PUTNAM VT           MONEY MARKET          OPPORTUNITIES
                                        FUND               INVESTORS FUND            FUND                  FUND
                                     SUB-ACCOUNT            SUB-ACCOUNT          SUB-ACCOUNT            SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $2,908                  $3,033              $8,561                 $23,149
                                      ---------              ----------            --------             -----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   6,417                  (5,290)                 --                 326,488
 Net realized gain on
  distributions                              --                      --                  --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            24,487                 (21,750)                 --                 488,938
                                      ---------              ----------            --------             -----------
  Net gain (loss) on
   investments                           30,904                 (27,040)                 --                 815,426
                                      ---------              ----------            --------             -----------
  Net increase (decrease) in
   net assets resulting from
   operations                           $33,812                $(24,007)             $8,561                $838,575
                                      =========              ==========            ========             ===========


                                                             PUTNAM VT             PUTNAM VT
                                   PUTNAM VT NEW          OTC & EMERGING           SMALL CAP
                                     VALUE FUND             GROWTH FUND            VALUE FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $11,880                   $ --                $1,461
                                    ------------            -----------            ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   70,239                (78,899)              (17,818)
 Net realized gain on
  distributions                           82,638                     --                29,229
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (193,289)               119,918               (92,397)
                                    ------------            -----------            ----------
  Net gain (loss) on
   investments                           (40,412)                41,019               (80,986)
                                    ------------            -----------            ----------
  Net increase (decrease) in
   net assets resulting from
   operations                           $(28,532)               $41,019              $(79,525)
                                    ============            ===========            ==========

SEPARATE ACCOUNT VL I

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                   PUTNAM VT THE          PUTNAM VT
                                   GEORGE PUTNAM       UTILITIES GROWTH
                                  FUND OF BOSTON       AND INCOME FUND
                                    SUB-ACCOUNT          SUB-ACCOUNT
-------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $14,994               $28,936
                                     ---------            ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 16,856                74,154
 Net realized gain on
  distributions                         47,488                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (64,388)              177,592
                                     ---------            ----------
  Net gain (loss) on
   investments                             (44)              251,746
                                     ---------            ----------
  Net increase (decrease) in
   net assets resulting from
   operations                          $14,950              $280,682
                                     =========            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                  PUTNAM VT
                                                                                   CAPITAL
                                    PUTNAM VT             PUTNAM VT             OPPORTUNITIES
                                   VISTA FUND            VOYAGER FUND               FUND
                                   SUB-ACCOUNT           SUB-ACCOUNT             SUB-ACCOUNT
-------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $ --                  $9,321                   $ --
                                    ---------            ------------            -----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions               (31,923)                   (345)                   776
 Net realized gain on
  distributions                            --                      --                 48,468
 Net unrealized appreciation
  (depreciation) of
  investments during the year          43,916               1,535,043               (135,537)
                                    ---------            ------------            -----------
  Net gain (loss) on
   investments                         11,993               1,534,698                (86,293)
                                    ---------            ------------            -----------
  Net increase (decrease) in
   net assets resulting from
   operations                         $11,993              $1,544,019               $(86,293)
                                    =========            ============            ===========


                                     PUTNAM VT          VAN KAMPEN LIT
                                   EQUITY INCOME           COMSTOCK
                                       FUND                PORTFOLIO
                                    SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  ------------------------------------------
INVESTMENT INCOME:
 Dividends                              $13,454              $11,859
                                    -----------            ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  81,381                  310
 Net realized gain on
  distributions                          66,898               16,476
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (101,233)             (58,816)
                                    -----------            ---------
  Net gain (loss) on
   investments                           47,046              (42,030)
                                    -----------            ---------
  Net increase (decrease) in
   net assets resulting from
   operations                           $60,500             $(30,171)
                                    ===========            =========

SEPARATE ACCOUNT VL I

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                  ALLIANCEBERNSTEIN       ALLIANCEBERNSTEIN
                                   VP INTERNATIONAL        VP SMALL/MID CAP
                                   VALUE PORTFOLIO         VALUE PORTFOLIO
                                     SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $18,209                  $4,518
 Net realized gain (loss) on
  security transactions                    (5,493)                   (700)
 Net realized gain on
  distributions                            68,252                  42,258
 Net unrealized appreciation
  (depreciation) of
  investments during the year             (25,175)               (215,073)
                                     ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                               55,793                (168,997)
                                     ------------            ------------
UNIT TRANSACTIONS:
 Purchases                                291,619                 105,947
 Net transfers                          1,035,263               2,641,215
 Surrenders for benefit
  payments and fees                       (20,465)                 (6,152)
 Net loan activity                          2,116                    (576)
 Cost of insurance                       (147,760)                (74,491)
                                     ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     1,160,773               2,665,943
                                     ------------            ------------
 Net increase (decrease) in
  net assets                            1,216,566               2,496,946
NET ASSETS:
 Beginning of year                      1,024,800                 414,661
                                     ------------            ------------
 End of year                           $2,241,366              $2,911,607
                                     ============            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                 ALLIANCEBERNSTEIN      AIM V.I. CAPITAL                            AIM V.I. MID CAP
                                 VPS INTERNATIONAL        APPRECIATION         AIM V.I. CORE          CORE EQUITY
                                 GROWTH PORTFOLIO             FUND              EQUITY FUND               FUND
                                  SUB-ACCOUNT (A)         SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $2,726                  $ --                 $933                  $3,341
 Net realized gain (loss) on
  security transactions                    (123)                  988                2,147                   2,626
 Net realized gain on
  distributions                          98,469                    --                   --                  21,795
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (102,347)               37,417                4,490                 105,517
                                    -----------            ----------            ---------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                             (1,275)               38,405                7,570                 133,279
                                    -----------            ----------            ---------            ------------
UNIT TRANSACTIONS:
 Purchases                               50,817                32,397               15,464                 152,510
 Net transfers                          652,007                16,915               21,876                  87,766
 Surrenders for benefit
  payments and fees                      (9,641)              (24,516)              (4,396)               (105,363)
 Net loan activity                          226                    --              (27,984)                 (8,107)
 Cost of insurance                       (7,854)              (22,517)             (15,158)               (119,258)
                                    -----------            ----------            ---------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     685,555                 2,279              (10,198)                  7,548
                                    -----------            ----------            ---------            ------------
 Net increase (decrease) in
  net assets                            684,280                40,684               (2,628)                140,827
NET ASSETS:
 Beginning of year                           --               310,582               85,640               1,377,617
                                    -----------            ----------            ---------            ------------
 End of year                           $684,280              $351,266              $83,012              $1,518,444
                                    ===========            ==========            =========            ============

                                  AIM V.I. SMALL       AIM V.I. CAPITAL        AMERICAN FUNDS
                                    CAP EQUITY           DEVELOPMENT          ASSET ALLOCATION
                                       FUND                  FUND                   FUND
                                   SUB-ACCOUNT           SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $71                  $ --                 $238,623
 Net realized gain (loss) on
  security transactions                    717                (2,282)                  12,961
 Net realized gain on
  distributions                          4,731                34,212                  351,375
 Net unrealized appreciation
  (depreciation) of
  investments during the year            1,897               (23,723)                  66,018
                                    ----------            ----------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                             7,416                 8,207                  668,977
                                    ----------            ----------            -------------
UNIT TRANSACTIONS:
 Purchases                              23,840                33,573                  900,712
 Net transfers                          68,952               262,720                  473,403
 Surrenders for benefit
  payments and fees                     (2,425)              (26,056)                (574,371)
 Net loan activity                          20                 4,351                   55,333
 Cost of insurance                     (12,546)              (18,712)                (650,544)
                                    ----------            ----------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     77,841               255,876                  204,533
                                    ----------            ----------            -------------
 Net increase (decrease) in
  net assets                            85,257               264,083                  873,510
NET ASSETS:
 Beginning of year                      92,501               167,538               10,223,533
                                    ----------            ----------            -------------
 End of year                          $177,758              $431,621              $11,097,043
                                    ==========            ==========            =============

(a)  From inception May 1, 2007 to December 31, 2007.

SEPARATE ACCOUNT VL I

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                    AMERICAN FUNDS
                                      BLUE CHIP
                                      INCOME AND            AMERICAN FUNDS
                                     GROWTH FUND              BOND FUND
                                     SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $172,057                $500,113
 Net realized gain (loss) on
  security transactions                     1,598                 (20,197)
 Net realized gain on
  distributions                           205,629                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (262,738)               (292,830)
                                     ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                              116,546                 187,086
                                     ------------            ------------
UNIT TRANSACTIONS:
 Purchases                                456,697                 453,966
 Net transfers                            224,695               2,818,642
 Surrenders for benefit
  payments and fees                       (92,622)                (78,794)
 Net loan activity                         26,753                 (55,320)
 Cost of insurance                       (345,538)               (370,497)
                                     ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       269,985               2,767,997
                                     ------------            ------------
 Net increase (decrease) in
  net assets                              386,531               2,955,083
NET ASSETS:
 Beginning of year                      6,379,456               4,654,369
                                     ------------            ------------
 End of year                           $6,765,987              $7,609,452
                                     ============            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   AMERICAN FUNDS                                   AMERICAN FUNDS           AMERICAN FUNDS
                                   GLOBAL GROWTH           AMERICAN FUNDS            GROWTH-INCOME            INTERNATIONAL
                                        FUND                 GROWTH FUND                 FUND                     FUND
                                    SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $211,394                 $186,783                 $357,132                 $257,006
 Net realized gain (loss) on
  security transactions                   (6,865)                  22,363                   81,749                   30,338
 Net realized gain on
  distributions                          319,215                1,588,066                  746,479                  777,518
 Net unrealized appreciation
  (depreciation) of
  investments during the year            532,566                  837,692                  (42,303)               1,892,176
                                    ------------            -------------            -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                           1,056,310                2,634,904                1,143,057                2,957,038
                                    ------------            -------------            -------------            -------------
UNIT TRANSACTIONS:
 Purchases                               705,972                2,169,981                1,900,534                  950,923
 Net transfers                           414,969                1,554,198                 (404,161)               1,685,198
 Surrenders for benefit
  payments and fees                     (547,188)              (1,615,391)              (1,048,429)                (385,257)
 Net loan activity                       (31,577)                (132,583)                  29,715                  (95,699)
 Cost of insurance                      (505,225)              (1,496,448)              (1,487,118)                (858,666)
                                    ------------            -------------            -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       36,951                  479,757               (1,009,459)               1,296,499
                                    ------------            -------------            -------------            -------------
 Net increase (decrease) in
  net assets                           1,093,261                3,114,661                  133,598                4,253,537
NET ASSETS:
 Beginning of year                     7,058,648               21,414,198               22,799,489               13,976,334
                                    ------------            -------------            -------------            -------------
 End of year                          $8,151,909              $24,528,859              $22,933,087              $18,229,871
                                    ============            =============            =============            =============

                                                           AMERICAN FUNDS
                                   AMERICAN FUNDS           GLOBAL SMALL            FIDELITY VIP
                                     NEW WORLD             CAPITALIZATION          ASSET MANAGER
                                        FUND                    FUND                 PORTFOLIO
                                    SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $171,691                $219,396                 $90,136
 Net realized gain (loss) on
  security transactions                  (15,187)                (66,082)                 (2,350)
 Net realized gain on
  distributions                          273,879                 622,251                  44,250
 Net unrealized appreciation
  (depreciation) of
  investments during the year            781,106                 523,562                  82,779
                                    ------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                           1,211,489               1,299,127                 214,815
                                    ------------            ------------            ------------
UNIT TRANSACTIONS:
 Purchases                               502,871                 462,922                      --
 Net transfers                         1,393,980                 321,068                 (59,017)
 Surrenders for benefit
  payments and fees                     (352,900)               (337,830)               (232,418)
 Net loan activity                       (30,712)                (67,874)                   (877)
 Cost of insurance                      (242,924)               (415,816)                (76,847)
                                    ------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    1,270,315                 (37,530)               (369,159)
                                    ------------            ------------            ------------
 Net increase (decrease) in
  net assets                           2,481,804               1,261,597                (154,344)
NET ASSETS:
 Beginning of year                     4,685,604               5,320,948               1,557,411
                                    ------------            ------------            ------------
 End of year                          $7,167,408              $6,582,545              $1,403,067
                                    ============            ============            ============

SEPARATE ACCOUNT VL I

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                     FIDELITY VIP             FIDELITY VIP
                                     EQUITY-INCOME             CONTRAFUND
                                       PORTFOLIO               PORTFOLIO
                                      SUB-ACCOUNT             SUB-ACCOUNT
-------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $386,293                 $23,909
 Net realized gain (loss) on
  security transactions                     85,177                  17,449
 Net realized gain on
  distributions                          1,708,099                 814,910
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (1,810,792)               (441,321)
                                     -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                               368,777                 414,947
                                     -------------            ------------
UNIT TRANSACTIONS:
 Purchases                               1,353,984                 473,739
 Net transfers                             222,196               1,177,910
 Surrenders for benefit
  payments and fees                     (1,632,115)               (177,434)
 Net loan activity                        (131,536)                (31,022)
 Cost of insurance                      (1,172,672)               (231,879)
                                     -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (1,360,143)              1,211,314
                                     -------------            ------------
 Net increase (decrease) in
  net assets                              (991,366)              1,626,261
NET ASSETS:
 Beginning of year                      21,365,753               1,623,977
                                     -------------            ------------
 End of year                           $20,374,387              $3,250,238
                                     =============            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                 FIDELITY VIP            FIDELITY VIP                                   FRANKLIN SMALL
                                   OVERSEAS                MID CAP             FRANKLIN INCOME            CAP VALUE
                                  PORTFOLIO               PORTFOLIO            SECURITIES FUND         SECURITIES FUND
                                 SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income
  (loss)                              $70,912                  $7,604                 $47,809                 $33,413
 Net realized gain (loss)
  on security transactions             55,661                     (81)                    375                 (18,877)
 Net realized gain on
  distributions                       142,945                  84,612                   8,866                 343,584
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                                 75,893                 103,590                 (21,129)               (451,404)
                                 ------------            ------------            ------------            ------------
 Net increase (decrease)
  in net assets resulting
  from operations                     345,411                 195,725                  35,921                 (93,284)
                                 ------------            ------------            ------------            ------------
UNIT TRANSACTIONS:
 Purchases                                 --                 342,153                 258,887                 467,563
 Net transfers                        (44,535)              1,105,989               1,457,337                (222,724)
 Surrenders for benefit
  payments and fees                  (274,069)                (66,863)                (76,422)               (123,878)
 Net loan activity                    (14,255)                  9,331                  (7,398)                (62,425)
 Cost of insurance                   (120,274)               (120,707)               (111,113)               (323,418)
                                 ------------            ------------            ------------            ------------
 Net increase (decrease)
  in net assets resulting
  from unit transactions             (453,133)              1,269,903               1,521,291                (264,882)
                                 ------------            ------------            ------------            ------------
 Net increase (decrease)
  in net assets                      (107,722)              1,465,628               1,557,212                (358,166)
NET ASSETS:
 Beginning of year                  2,260,730                 814,427                 707,863               5,074,793
                                 ------------            ------------            ------------            ------------
 End of year                       $2,153,008              $2,280,055              $2,265,075              $4,716,627
                                 ============            ============            ============            ============

                                                         TEMPLETON
                                MUTUAL SHARES              GROWTH            MUTUAL DISCOVERY
                               SECURITIES FUND        SECURITIES FUND        SECURITIES FUND
                                 SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
--------------------------  --------------------------------------------------------------------
OPERATIONS:
 Net investment income
  (loss)                              $76,733                $5,338                 $12,114
 Net realized gain (loss)
  on security transactions             (8,969)                    4                     411
 Net realized gain on
  distributions                       187,867                17,031                   9,965
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                               (119,467)              (17,334)                 47,207
                                 ------------            ----------            ------------
 Net increase (decrease)
  in net assets resulting
  from operations                     136,164                 5,039                  69,697
                                 ------------            ----------            ------------
UNIT TRANSACTIONS:
 Purchases                            654,027                61,395                 104,300
 Net transfers                        908,771               271,164                 553,899
 Surrenders for benefit
  payments and fees                  (113,410)                  (29)                     96
 Net loan activity                      1,124                     1                  (8,502)
 Cost of insurance                   (374,897)              (36,602)                (51,117)
                                 ------------            ----------            ------------
 Net increase (decrease)
  in net assets resulting
  from unit transactions            1,075,615               295,929                 598,676
                                 ------------            ----------            ------------
 Net increase (decrease)
  in net assets                     1,211,779               300,968                 668,373
NET ASSETS:
 Beginning of year                  4,160,520               187,772                 400,390
                                 ------------            ----------            ------------
 End of year                       $5,372,299              $488,740              $1,068,763
                                 ============            ==========            ============

SEPARATE ACCOUNT VL I

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                       TEMPLETON            HARTFORD
                                     GLOBAL INCOME          ADVISERS
                                    SECURITIES FUND         HLS FUND
                                    SUB-ACCOUNT (A)        SUB-ACCOUNT
----------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                   $18            $692,290
 Net realized gain (loss) on                      6              90,623
  security transactions
 Net realized gain on                            --           3,338,385
  distributions
 Net unrealized appreciation                  7,026          (2,036,556)
  (depreciation) of
  investments during the year
                                     --------------       -------------
 Net increase (decrease) in                   7,050           2,084,742
  net assets resulting from
  operations
                                     --------------       -------------
UNIT TRANSACTIONS:
 Purchases                                    8,428           2,049,398
 Net transfers                              321,301            (312,561)
 Surrenders for benefit                          --          (2,932,404)
  payments and fees
 Net loan activity                               --             (12,945)
 Cost of insurance                           (4,184)         (2,180,660)
                                     --------------       -------------
 Net increase (decrease) in                 325,545          (3,389,172)
  net assets resulting from
  unit transactions
                                     --------------       -------------
 Net increase (decrease) in                 332,595          (1,304,430)
  net assets
NET ASSETS:
 Beginning of year                               --          32,142,564
                                     --------------       -------------
 End of year                               $332,595         $30,838,134
                                     ==============       =============

(a)  From inception May 1, 2007 to December 31, 2007.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                    HARTFORD
                                   HARTFORD TOTAL           HARTFORD CAPITAL      DIVIDEND AND          HARTFORD GLOBAL
                                     RETURN BOND              APPRECIATION           GROWTH                ADVISERS
                                      HLS FUND                  HLS FUND            HLS FUND               HLS FUND
                                     SUB-ACCOUNT              SUB-ACCOUNT          SUB-ACCOUNT            SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $1,538,395                  $125,929            $528,780                 $606
 Net realized gain (loss) on
  security transactions                    66,944                   552,948             792,303                1,398
 Net realized gain on
  distributions                                --                17,315,813           2,483,137                5,487
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (222,118)               (1,503,921)         (1,048,361)               4,076
                                    -------------            --------------       -------------            ---------
 Net increase (decrease) in
  net assets resulting from
  operations                            1,383,221                16,490,769           2,755,859               11,567
                                    -------------            --------------       -------------            ---------
UNIT TRANSACTIONS:
 Purchases                              2,001,257                 4,004,362           1,889,560                   --
 Net transfers                         (1,990,670)               (3,411,652)         (3,601,946)              (7,885)
 Surrenders for benefit
  payments and fees                    (2,069,584)               (8,929,775)         (2,459,080)             (12,879)
 Net loan activity                         91,860                  (816,160)           (319,898)              (1,551)
 Cost of insurance                     (1,780,062)               (4,950,368)         (1,832,483)              (5,999)
                                    -------------            --------------       -------------            ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (3,747,199)              (14,103,593)         (6,323,847)             (28,314)
                                    -------------            --------------       -------------            ---------
 Net increase (decrease) in
  net assets                           (2,363,978)                2,387,176          (3,567,988)             (16,747)
NET ASSETS:
 Beginning of year                     31,856,952               104,799,843          34,930,939               89,810
                                    -------------            --------------       -------------            ---------
 End of year                          $29,492,974              $107,187,019         $31,362,951              $73,063
                                    =============            ==============       =============            =========


                                 HARTFORD GLOBAL       HARTFORD GLOBAL     HARTFORD DISCIPLINED
                                      GROWTH             TECHNOLOGY               EQUITY
                                     HLS FUND             HLS FUND               HLS FUND
                                 SUB-ACCOUNT (B)         SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  -----------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $78                 $ --                 $23,237
 Net realized gain (loss) on
  security transactions                    476                2,438                  33,508
 Net realized gain on
  distributions                         16,845                   --                   7,711
 Net unrealized appreciation
  (depreciation) of
  investments during the year           16,017               10,387                 117,228
                                    ----------            ---------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                            33,416               12,825                 181,684
                                    ----------            ---------            ------------
UNIT TRANSACTIONS:
 Purchases                                  --                   --                 193,176
 Net transfers                          (1,517)                  --                  36,153
 Surrenders for benefit
  payments and fees                         --               (3,799)               (190,153)
 Net loan activity                        (105)              (3,637)                  4,216
 Cost of insurance                      (7,094)              (3,216)               (162,952)
                                    ----------            ---------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (8,716)             (10,652)               (119,560)
                                    ----------            ---------            ------------
 Net increase (decrease) in
  net assets                            24,700                2,173                  62,124
NET ASSETS:
 Beginning of year                     137,318               95,309               2,238,719
                                    ----------            ---------            ------------
 End of year                          $162,018              $97,482              $2,300,843
                                    ==========            =========            ============

(b) Formerly Hartford Global Leaders HLS Fund. Change effective July 27, 2007.

SEPARATE ACCOUNT VL I

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                   HARTFORD GROWTH
                                    OPPORTUNITIES           HARTFORD INDEX
                                       HLS FUND                HLS FUND
                                     SUB-ACCOUNT              SUB-ACCOUNT
-------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $6,150                 $506,430
 Net realized gain (loss) on
  security transactions                    94,520                  368,353
 Net realized gain on
  distributions                           766,420                1,698,743
 Net unrealized appreciation
  (depreciation) of
  investments during the year             (96,803)                (949,765)
                                     ------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                              770,287                1,623,761
                                     ------------            -------------
UNIT TRANSACTIONS:
 Purchases                                228,204                1,450,444
 Net transfers                          2,874,349               (1,710,508)
 Surrenders for benefit
  payments and fees                       (24,116)              (1,312,113)
 Net loan activity                        (42,708)                (228,520)
 Cost of insurance                       (173,141)              (1,613,139)
                                     ------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     2,862,588               (3,413,836)
                                     ------------            -------------
 Net increase (decrease) in
  net assets                            3,632,875               (1,790,075)
NET ASSETS:
 Beginning of year                      1,713,495               31,835,988
                                     ------------            -------------
 End of year                           $5,346,370              $30,045,913
                                     ============            =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   HARTFORD           HARTFORD
                                INTERNATIONAL       INTERNATIONAL                                   HARTFORD MIDCAP
                                SMALL COMPANY       OPPORTUNITIES           HARTFORD MIDCAP              VALUE
                                   HLS FUND           HLS FUND                 HLS FUND                 HLS FUND
                                 SUB-ACCOUNT         SUB-ACCOUNT              SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income
  (loss)                              $39,691            $228,801                 $106,472                 $14,557
 Net realized gain (loss)
  on security transactions             57,381              69,706                  293,593                (145,842)
 Net realized gain on
  distributions                       387,040           3,951,641                3,363,622                 672,496
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                               (205,398)            436,168                 (371,042)               (378,343)
                                 ------------       -------------            -------------            ------------
 Net increase (decrease)
  in net assets resulting
  from operations                     278,714           4,686,316                3,392,645                 162,868
                                 ------------       -------------            -------------            ------------
UNIT TRANSACTIONS:
 Purchases                            451,414           1,139,506                  976,056                 179,742
 Net transfers                         79,865             680,352               (2,586,077)                (72,776)
 Surrenders for benefit
  payments and fees                  (106,074)         (1,306,598)                (979,671)               (224,601)
 Net loan activity                    (54,877)           (120,113)                (156,767)                 41,354
 Cost of insurance                   (182,356)           (951,330)              (1,151,146)               (168,499)
                                 ------------       -------------            -------------            ------------
 Net increase (decrease)
  in net assets resulting
  from unit transactions              187,972            (558,183)              (3,897,605)               (244,780)
                                 ------------       -------------            -------------            ------------
 Net increase (decrease)
  in net assets                       466,686           4,128,133                 (504,960)                (81,912)
NET ASSETS:
 Beginning of year                  1,756,122          17,915,727               22,638,771               2,494,362
                                 ------------       -------------            -------------            ------------
 End of year                       $2,222,808         $22,043,860              $22,133,811              $2,412,450
                                 ============       =============            =============            ============

                                                            HARTFORD
                                HARTFORD MONEY              MORTGAGE             HARTFORD SMALL
                                    MARKET                 SECURITIES                COMPANY
                                   HLS FUND                 HLS FUND                HLS FUND
                                  SUB-ACCOUNT             SUB-ACCOUNT              SUB-ACCOUNT
--------------------------  ------------------------------------------------------------------------
OPERATIONS:
 Net investment income
  (loss)                            $1,247,017                $337,954                  $29,185
 Net realized gain (loss)
  on security transactions                  --                   3,974                   74,560
 Net realized gain on
  distributions                             --                      --                1,790,990
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                                      --                (134,708)                (311,944)
                                 -------------            ------------            -------------
 Net increase (decrease)
  in net assets resulting
  from operations                    1,247,017                 207,220                1,582,791
                                 -------------            ------------            -------------
UNIT TRANSACTIONS:
 Purchases                          12,919,854                 234,672                  554,895
 Net transfers                      (4,196,535)                122,534                1,358,923
 Surrenders for benefit
  payments and fees                 (6,814,862)               (163,007)                (885,228)
 Net loan activity                     (17,476)                 (4,503)                (246,938)
 Cost of insurance                  (1,902,375)               (330,236)                (605,628)
                                 -------------            ------------            -------------
 Net increase (decrease)
  in net assets resulting
  from unit transactions               (11,394)               (140,540)                 176,024
                                 -------------            ------------            -------------
 Net increase (decrease)
  in net assets                      1,235,623                  66,680                1,758,815
NET ASSETS:
 Beginning of year                  24,776,105               6,082,744               11,165,202
                                 -------------            ------------            -------------
 End of year                       $26,011,728              $6,149,424              $12,924,017
                                 =============            ============            =============

SEPARATE ACCOUNT VL I

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                                             HARTFORD VALUE
                                    HARTFORD STOCK           OPPORTUNITIES
                                       HLS FUND                 HLS FUND
                                      SUB-ACCOUNT             SUB-ACCOUNT
-------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $393,877                 $39,385
 Net realized gain (loss) on
  security transactions                     26,191                (111,691)
 Net realized gain on
  distributions                          5,449,081                 448,546
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (3,518,968)               (668,824)
                                     -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                             2,350,181                (292,584)
                                     -------------            ------------
UNIT TRANSACTIONS:
 Purchases                               2,516,707                 270,375
 Net transfers                          (2,432,836)                201,010
 Surrenders for benefit
  payments and fees                     (2,388,414)               (268,716)
 Net loan activity                        (348,755)                  7,207
 Cost of insurance                      (2,347,479)               (217,758)
                                     -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (5,000,777)                 (7,882)
                                     -------------            ------------
 Net increase (decrease) in
  net assets                            (2,650,596)               (300,466)
NET ASSETS:
 Beginning of year                      39,906,781               3,152,515
                                     -------------            ------------
 End of year                           $37,256,185              $2,852,049
                                     =============            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   LORD ABBETT           LORD ABBETT
                                 AMERICA'S VALUE          GROWTH AND          MFS INVESTORS           MFS NEW
                                    PORTFOLIO          INCOME PORTFOLIO       TRUST SERIES        DISCOVERY SERIES
                                   SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $23,340                $4,175                 $181                  $ --
 Net realized gain (loss) on
  security transactions                    872                   498                   26                (3,967)
 Net realized gain on
  distributions                         24,625                23,021                  183                26,741
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (42,836)              (17,063)               2,212               (13,970)
                                    ----------            ----------            ---------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                             6,001                10,631                2,602                 8,804
                                    ----------            ----------            ---------            ----------
UNIT TRANSACTIONS:
 Purchases                              48,728                56,147               17,664                43,323
 Net transfers                         643,769                90,382               36,636               (19,754)
 Surrenders for benefit
  payments and fees                    (32,008)              (42,360)                  (9)               (1,609)
 Net loan activity                      (3,534)                   --                   --               (22,389)
 Cost of insurance                     (26,516)              (24,298)              (2,586)              (26,613)
                                    ----------            ----------            ---------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    630,439                79,871               51,705               (27,042)
                                    ----------            ----------            ---------            ----------
 Net increase (decrease) in
  net assets                           636,440                90,502               54,307               (18,238)
NET ASSETS:
 Beginning of year                     136,072               244,921                8,695               310,194
                                    ----------            ----------            ---------            ----------
 End of year                          $772,512              $335,423              $63,002              $291,956
                                    ==========            ==========            =========            ==========

                                                                                 OPPENHEIMER
                                                                                   CAPITAL
                                     MFS TOTAL             U.S. MID CAP          APPRECIATION
                                   RETURN SERIES              VALUE                  FUND
                                    SUB-ACCOUNT          SUB-ACCOUNT (A)         SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $60,906                  $ --                   $30
 Net realized gain (loss) on
  security transactions                   (1,116)                4,032                 1,227
 Net realized gain on
  distributions                           58,233                    --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (23,248)              (13,063)               44,715
                                    ------------            ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                              94,775                (9,031)               45,972
                                    ------------            ----------            ----------
UNIT TRANSACTIONS:
 Purchases                               264,466                 4,876                55,592
 Net transfers                           146,222               419,924                88,314
 Surrenders for benefit
  payments and fees                      (92,400)               (1,663)              (18,763)
 Net loan activity                       (25,167)                   --                    --
 Cost of insurance                      (159,196)               (6,718)              (31,627)
                                    ------------            ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      133,925               416,419                93,516
                                    ------------            ----------            ----------
 Net increase (decrease) in
  net assets                             228,700               407,388               139,488
NET ASSETS:
 Beginning of year                     2,282,404                    --               291,316
                                    ------------            ----------            ----------
 End of year                          $2,511,104              $407,388              $430,804
                                    ============            ==========            ==========

(a)  From inception May 1, 2007 to December 31, 2007.

SEPARATE ACCOUNT VL I

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                    OPPENHEIMER
                                 GLOBAL SECURITIES        OPPENHEIMER
                                        FUND            MAIN STREET FUND
                                    SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $8,461                  $522
 Net realized gain (loss) on
  security transactions                   4,488                   (20)
 Net realized gain on
  distributions                          35,384                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year              (521)              (16,326)
                                     ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                             47,812               (15,824)
                                     ----------            ----------
UNIT TRANSACTIONS:
 Purchases                              248,121                18,781
 Net transfers                          150,811               326,923
 Surrenders for benefit
  payments and fees                     (27,723)                   46
 Net loan activity                      (21,312)                 (171)
 Cost of insurance                      (79,130)              (11,384)
                                     ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     270,767               334,195
                                     ----------            ----------
 Net increase (decrease) in
  net assets                            318,579               318,371
NET ASSETS:
 Beginning of year                      638,356                51,488
                                     ----------            ----------
 End of year                           $956,935              $369,859
                                     ==========            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                    PUTNAM VT              PUTNAM VT           PUTNAM VT           PUTNAM VT
                                   DIVERSIFIED            GLOBAL ASSET       GLOBAL EQUITY        GROWTH AND
                                   INCOME FUND          ALLOCATION FUND          FUND             INCOME FUND
                                   SUB-ACCOUNT            SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $32,882                 $19,157            $308,635            $469,581
 Net realized gain (loss) on
  security transactions                 (3,945)                 70,448            (493,564)            166,767
 Net realized gain on
  distributions                             --                      --                  --           4,498,340
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (2,340)                 (1,066)          1,406,082          (6,642,367)
                                    ----------            ------------       -------------       -------------
 Net increase (decrease) in
  net assets resulting from
  operations                            26,597                  88,539           1,221,153          (1,507,679)
                                    ----------            ------------       -------------       -------------
UNIT TRANSACTIONS:
 Purchases                                  --                      --             539,916           1,606,453
 Net transfers                          (5,291)                (58,222)           (586,666)         (2,202,671)
 Surrenders for benefit
  payments and fees                     (1,515)               (202,112)         (1,457,304)         (2,113,447)
 Net loan activity                      (5,083)                 (7,924)             67,326            (114,182)
 Cost of insurance                     (36,993)               (112,103)           (684,447)         (1,775,603)
                                    ----------            ------------       -------------       -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (48,882)               (380,361)         (2,121,175)         (4,599,450)
                                    ----------            ------------       -------------       -------------
 Net increase (decrease) in
  net assets                           (22,285)               (291,822)           (900,022)         (6,107,129)
NET ASSETS:
 Beginning of year                     660,224               2,779,901          13,599,331          31,730,337
                                    ----------            ------------       -------------       -------------
 End of year                          $637,939              $2,488,079         $12,699,309         $25,623,208
                                    ==========            ============       =============       =============

                                         PUTNAM VT
                                      HEALTH SCIENCES            PUTNAM VT               PUTNAM VT
                                            FUND              HIGH YIELD FUND           INCOME FUND
                                        SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                $5,612                 $582,728                $357,599
 Net realized gain (loss) on
  security transactions                      11,006                 (186,586)                  4,515
 Net realized gain on
  distributions                                  --                       --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year               (16,343)                (155,765)                  3,947
                                         ----------            -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                                    275                  240,377                 366,061
                                         ----------            -------------            ------------
UNIT TRANSACTIONS:
 Purchases                                       --                  473,214                 464,843
 Net transfers                              (39,936)                   4,055                 634,545
 Surrenders for benefit
  payments and fees                          (2,789)                (991,962)               (527,981)
 Net loan activity                           (8,134)                 (39,076)                 40,548
 Cost of insurance                          (27,417)                (500,840)               (398,557)
                                         ----------            -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                         (78,276)              (1,054,609)                213,398
                                         ----------            -------------            ------------
 Net increase (decrease) in
  net assets                                (78,001)                (814,232)                579,459
NET ASSETS:
 Beginning of year                          514,252                7,568,593               6,666,499
                                         ----------            -------------            ------------
 End of year                               $436,251               $6,754,361              $7,245,958
                                         ==========            =============            ============

SEPARATE ACCOUNT VL I

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                      PUTNAM VT
                                    INTERNATIONAL        PUTNAM VT
                                     GROWTH AND        INTERNATIONAL
                                     INCOME FUND        EQUITY FUND
                                     SUB-ACCOUNT        SUB-ACCOUNT
-------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $10,168            $289,387
 Net realized gain (loss) on
  security transactions                   49,655              73,594
 Net realized gain on
  distributions                           93,776           1,170,985
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (102,095)           (744,997)
                                     -----------       -------------
 Net increase (decrease) in
  net assets resulting from
  operations                              51,504             788,969
                                     -----------       -------------
UNIT TRANSACTIONS:
 Purchases                                    --             446,114
 Net transfers                          (255,648)           (377,124)
 Surrenders for benefit
  payments and fees                       (2,551)           (568,401)
 Net loan activity                        (3,454)           (113,295)
 Cost of insurance                       (14,493)           (462,194)
                                     -----------       -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (276,146)         (1,074,900)
                                     -----------       -------------
 Net increase (decrease) in
  net assets                            (224,642)           (285,931)
NET ASSETS:
 Beginning of year                       511,657           9,384,871
                                     -----------       -------------
 End of year                            $287,015          $9,098,940
                                     ===========       =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                     PUTNAM VT
                                 INTERNATIONAL NEW                                 PUTNAM VT             PUTNAM VT NEW
                                   OPPORTUNITIES             PUTNAM VT            MONEY MARKET           OPPORTUNITIES
                                        FUND              INVESTORS FUND              FUND                   FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT           SUB-ACCOUNT             SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $2,908                  $3,033                $8,561                  $23,149
 Net realized gain (loss) on
  security transactions                   6,417                  (5,290)                   --                  326,488
 Net realized gain on
  distributions                              --                      --                    --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            24,487                 (21,750)                   --                  488,938
                                     ----------             -----------            ----------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                             33,812                 (24,007)                8,561                  838,575
                                     ----------             -----------            ----------            -------------
UNIT TRANSACTIONS:
 Purchases                                   --                      --                    --                  915,956
 Net transfers                           (8,301)                 (2,779)               (1,055)                (598,612)
 Surrenders for benefit
  payments and fees                      (1,729)                (63,011)              (17,608)              (1,404,244)
 Net loan activity                       (1,282)                 (3,149)                  (22)                 354,142
 Cost of insurance                      (15,289)                (27,903)              (19,725)                (808,113)
                                     ----------             -----------            ----------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (26,601)                (96,842)              (38,410)              (1,540,871)
                                     ----------             -----------            ----------            -------------
 Net increase (decrease) in
  net assets                              7,211                (120,849)              (29,849)                (702,296)
NET ASSETS:
 Beginning of year                      254,293                 532,688               193,354               14,217,835
                                     ----------             -----------            ----------            -------------
 End of year                           $261,504                $411,839              $163,505              $13,515,539
                                     ==========             ===========            ==========            =============


                                                           PUTNAM VT             PUTNAM VT
                                   PUTNAM VT NEW         OTC & EMERGING          SMALL CAP
                                    VALUE FUND            GROWTH FUND            VALUE FUND
                                    SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  -----------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $11,880                  $ --                $1,461
 Net realized gain (loss) on
  security transactions                  70,239               (78,899)              (17,818)
 Net realized gain on
  distributions                          82,638                    --                29,229
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (193,289)              119,918               (92,397)
                                    -----------            ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                            (28,532)               41,019               (79,525)
                                    -----------            ----------            ----------
UNIT TRANSACTIONS:
 Purchases                                   --                    --                91,531
 Net transfers                         (190,985)              (49,555)              244,018
 Surrenders for benefit
  payments and fees                    (100,047)               (1,201)               (8,971)
 Net loan activity                       (5,255)                 (604)                3,577
 Cost of insurance                      (37,408)              (15,640)              (27,623)
                                    -----------            ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (333,695)              (67,000)              302,532
                                    -----------            ----------            ----------
 Net increase (decrease) in
  net assets                           (362,227)              (25,981)              223,007
NET ASSETS:
 Beginning of year                      896,576               325,034               207,076
                                    -----------            ----------            ----------
 End of year                           $534,349              $299,053              $430,083
                                    ===========            ==========            ==========

SEPARATE ACCOUNT VL I

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                    PUTNAM VT THE            PUTNAM VT
                                    GEORGE PUTNAM         UTILITIES GROWTH
                                   FUND OF BOSTON         AND INCOME FUND
                                     SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $14,994                 $28,936
 Net realized gain (loss) on
  security transactions                   16,856                  74,154
 Net realized gain on
  distributions                           47,488                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (64,388)                177,592
                                     -----------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                              14,950                 280,682
                                     -----------            ------------
UNIT TRANSACTIONS:
 Purchases                                    --                      --
 Net transfers                           (10,474)                (67,380)
 Surrenders for benefit
  payments and fees                     (200,523)                (49,542)
 Net loan activity                        (6,813)                (11,341)
 Cost of insurance                       (28,700)                (74,049)
                                     -----------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (246,510)               (202,312)
                                     -----------            ------------
 Net increase (decrease) in
  net assets                            (231,560)                 78,370
NET ASSETS:
 Beginning of year                       509,110               1,488,632
                                     -----------            ------------
 End of year                            $277,550              $1,567,002
                                     ===========            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                               PUTNAM VT
                                                                                CAPITAL
                                    PUTNAM VT          PUTNAM VT             OPPORTUNITIES
                                    VISTA FUND       VOYAGER FUND                FUND
                                   SUB-ACCOUNT        SUB-ACCOUNT             SUB-ACCOUNT
----------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $ --              $9,321                   $ --
 Net realized gain (loss) on
  security transactions                (31,923)               (345)                   776
 Net realized gain on
  distributions                             --                  --                 48,468
 Net unrealized appreciation
  (depreciation) of
  investments during the year           43,916           1,535,043               (135,537)
                                    ----------       -------------            -----------
 Net increase (decrease) in
  net assets resulting from
  operations                            11,993           1,544,019                (86,293)
                                    ----------       -------------            -----------
UNIT TRANSACTIONS:
 Purchases                                  --           1,735,198                 91,100
 Net transfers                          (5,223)         (1,941,479)               253,922
 Surrenders for benefit
  payments and fees                    (42,123)         (2,417,798)               (12,537)
 Net loan activity                         (63)            405,701                   (264)
 Cost of insurance                     (14,377)         (1,603,745)               (54,829)
                                    ----------       -------------            -----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (61,786)         (3,822,123)               277,392
                                    ----------       -------------            -----------
 Net increase (decrease) in
  net assets                           (49,793)         (2,278,104)               191,099
NET ASSETS:
 Beginning of year                     310,038          29,384,130                604,366
                                    ----------       -------------            -----------
 End of year                          $260,245         $27,106,026               $795,465
                                    ==========       =============            ===========


                                      PUTNAM VT            VAN KAMPEN LIT
                                    EQUITY INCOME             COMSTOCK
                                        FUND                 PORTFOLIO
                                     SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  ---------------------------------------------
OPERATIONS:
 Net investment income (loss)             $13,454               $11,859
 Net realized gain (loss) on
  security transactions                    81,381                   310
 Net realized gain on
  distributions                            66,898                16,476
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (101,233)              (58,816)
                                    -------------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                               60,500               (30,171)
                                    -------------            ----------
UNIT TRANSACTIONS:
 Purchases                                162,777               127,192
 Net transfers                         (1,392,141)              157,756
 Surrenders for benefit
  payments and fees                      (102,931)              (32,205)
 Net loan activity                         (4,884)                   --
 Cost of insurance                        (63,032)              (55,005)
                                    -------------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (1,400,211)              197,738
                                    -------------            ----------
 Net increase (decrease) in
  net assets                           (1,339,711)              167,567
NET ASSETS:
 Beginning of year                      2,204,213               733,493
                                    -------------            ----------
 End of year                             $864,502              $901,060
                                    =============            ==========

SEPARATE ACCOUNT VL I

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                  ALLIANCEBERNSTEIN      ALLIANCEBERNSTEIN
                                   VP INTERNATIONAL       VP SMALL/MID CAP
                                   VALUE PORTFOLIO        VALUE PORTFOLIO
                                   SUB-ACCOUNT (A)          SUB-ACCOUNT
----------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                $228                  $481
 Net realized gain (loss) on
  security transactions                        60                (4,330)
 Net realized gain on
  distributions                               324                14,210
 Net unrealized appreciation
  (depreciation) of
  investments during the year              96,553                20,416
                                     ------------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                               97,165                30,777
                                     ------------            ----------
UNIT TRANSACTIONS:
 Purchases                                 12,362                54,745
 Net transfers                            936,739               330,983
 Surrenders for benefit
  payments and fees                            --                   136
 Net loan activity                            218                (3,470)
 Cost of insurance                        (21,684)              (19,804)
                                     ------------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       927,635               362,590
                                     ------------            ----------
 Net increase (decrease) in
  net assets                            1,024,800               393,367
NET ASSETS:
 Beginning of year                             --                21,294
                                     ------------            ----------
 End of year                           $1,024,800              $414,661
                                     ============            ==========

(a)  From inception, May 1, 2006 to December 31, 2006.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                 AIM V.I. CAPITAL                              AIM V.I. MID CAP        AIM V.I. SMALL
                                   APPRECIATION          AIM V.I. CORE            CORE EQUITY            CAP EQUITY
                                       FUND               EQUITY FUND                FUND                   FUND
                                 SUB-ACCOUNT (B)      SUB-ACCOUNT (C)(D)          SUB-ACCOUNT            SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $176                $1,198                   $13,159                 $ --
 Net realized gain (loss) on
  security transactions                     93                 9,873                    49,691                   (5)
 Net realized gain on
  distributions                             --                    --                   140,204                3,524
 Net unrealized appreciation
  (depreciation) of
  investments during the year           22,520                  (922)                  (39,155)                 145
                                    ----------             ---------             -------------            ---------
 Net increase (decrease) in
  net assets resulting from
  operations                            22,789                10,149                   163,899                3,664
                                    ----------             ---------             -------------            ---------
UNIT TRANSACTIONS:
 Purchases                              19,743                22,558                   296,104                4,412
 Net transfers                         276,275                 6,015                (1,038,800)              83,992
 Surrenders for benefit
  payments and fees                          7                (1,051)                  (71,240)                  --
 Net loan activity                          --                    --                   (15,909)                  --
 Cost of insurance                      (8,232)              (13,809)                 (130,208)              (2,720)
                                    ----------             ---------             -------------            ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    287,793                13,713                  (960,053)              85,684
                                    ----------             ---------             -------------            ---------
 Net increase (decrease) in
  net assets                           310,582                23,862                  (796,154)              89,348
NET ASSETS:
 Beginning of year                          --                61,778                 2,173,771                3,153
                                    ----------             ---------             -------------            ---------
 End of year                          $310,582               $85,640                $1,377,617              $92,501
                                    ==========             =========             =============            =========

                                                                                  AMERICAN FUNDS
                                 AIM V.I. CAPITAL        AMERICAN FUNDS             BLUE CHIP
                                   DEVELOPMENT          ASSET ALLOCATION            INCOME AND
                                       FUND                   FUND                 GROWTH FUND
                                   SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $ --                 $212,310                 $65,037
 Net realized gain (loss) on
  security transactions                  5,967                    8,878                   1,079
 Net realized gain on
  distributions                          2,570                  115,068                 294,121
 Net unrealized appreciation
  (depreciation) of
  investments during the year            6,400                  902,635                 545,753
                                    ----------            -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                            14,937                1,238,891                 905,990
                                    ----------            -------------            ------------
UNIT TRANSACTIONS:
 Purchases                              16,167                  928,276                 465,705
 Net transfers                         142,259                1,032,220                 441,361
 Surrenders for benefit
  payments and fees                         (1)                (340,642)               (214,423)
 Net loan activity                      (1,819)                (154,596)                (32,154)
 Cost of insurance                      (4,269)                (585,452)               (337,579)
                                    ----------            -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    152,337                  879,806                 322,910
                                    ----------            -------------            ------------
 Net increase (decrease) in
  net assets                           167,274                2,118,697               1,228,900
NET ASSETS:
 Beginning of year                         264                8,104,836               5,150,556
                                    ----------            -------------            ------------
 End of year                          $167,538              $10,223,533              $6,379,456
                                    ==========            =============            ============

(b) Funded as of January 17, 2006.

(c) Effective April 28, 2006, AIM V.I. Premier Equity Fund merged with AIM V.I. Core Equity Fund.

(d) From inception, April 28, 2006 to December 31, 2006.

SEPARATE ACCOUNT VL I

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                            AMERICAN FUNDS
                                    AMERICAN FUNDS          GLOBAL GROWTH
                                      BOND FUND                  FUND
                                     SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $153,120                 $51,981
 Net realized gain (loss) on
  security transactions                     1,214                   2,908
 Net realized gain on
  distributions                                --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             123,788               1,059,789
                                     ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                              278,122               1,114,678
                                     ------------            ------------
UNIT TRANSACTIONS:
 Purchases                                419,704                 656,218
 Net transfers                          1,051,982                 869,319
 Surrenders for benefit
  payments and fees                      (402,959)               (288,632)
 Net loan activity                        (26,654)                (68,133)
 Cost of insurance                       (295,320)               (426,806)
                                     ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       746,753                 741,966
                                     ------------            ------------
 Net increase (decrease) in
  net assets                            1,024,875               1,856,644
NET ASSETS:
 Beginning of year                      3,629,494               5,202,004
                                     ------------            ------------
 End of year                           $4,654,369              $7,058,648
                                     ============            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                            AMERICAN FUNDS           AMERICAN FUNDS           AMERICAN FUNDS
                                   AMERICAN FUNDS            GROWTH-INCOME            INTERNATIONAL             NEW WORLD
                                     GROWTH FUND                 FUND                     FUND                     FUND
                                     SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT             SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $164,686                 $333,870                 $210,826                 $40,908
 Net realized gain (loss) on
  security transactions                   160,183                   74,057                    6,709                 105,182
 Net realized gain on
  distributions                           130,415                  489,446                  106,880                  20,454
 Net unrealized appreciation
  (depreciation) of
  investments during the year           1,572,566                2,099,135                1,839,362                 822,439
                                    -------------            -------------            -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                            2,027,850                2,996,508                2,163,777                 988,983
                                    -------------            -------------            -------------            ------------
UNIT TRANSACTIONS:
 Purchases                              1,968,330                1,912,446                  986,986                 281,454
 Net transfers                           (423,343)               1,187,081                1,737,911                 894,627
 Surrenders for benefit
  payments and fees                    (1,718,951)              (1,925,174)                (557,350)               (253,764)
 Net loan activity                         31,894                 (178,923)                (203,444)                 92,179
 Cost of insurance                     (1,412,636)              (1,435,582)                (672,871)               (163,105)
                                    -------------            -------------            -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (1,554,706)                (440,152)               1,291,232                 851,391
                                    -------------            -------------            -------------            ------------
 Net increase (decrease) in
  net assets                              473,144                2,556,356                3,455,009               1,840,374
NET ASSETS:
 Beginning of year                     20,941,054               20,243,133               10,521,325               2,845,230
                                    -------------            -------------            -------------            ------------
 End of year                          $21,414,198              $22,799,489              $13,976,334              $4,685,604
                                    =============            =============            =============            ============

                                   AMERICAN FUNDS
                                    GLOBAL SMALL            FIDELITY VIP            FIDELITY VIP
                                   CAPITALIZATION          ASSET MANAGER            EQUITY-INCOME
                                        FUND                 PORTFOLIO                PORTFOLIO
                                    SUB-ACCOUNT             SUB-ACCOUNT              SUB-ACCOUNT
-----------------------------  -----------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $23,714                 $42,609                 $666,732
 Net realized gain (loss) on
  security transactions                   99,974                 (13,474)                  91,548
 Net realized gain on
  distributions                          265,029                      --                2,418,397
 Net unrealized appreciation
  (depreciation) of
  investments during the year            703,821                  80,772                  528,756
                                    ------------            ------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                           1,092,538                 109,907                3,705,433
                                    ------------            ------------            -------------
UNIT TRANSACTIONS:
 Purchases                               400,263                   1,957                1,532,209
 Net transfers                          (588,072)                (32,105)                (292,244)
 Surrenders for benefit
  payments and fees                     (324,300)                (34,462)              (1,394,275)
 Net loan activity                        64,041                  (3,497)                (335,215)
 Cost of insurance                      (319,892)                (82,956)              (1,139,760)
                                    ------------            ------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (767,960)               (151,063)              (1,629,285)
                                    ------------            ------------            -------------
 Net increase (decrease) in
  net assets                             324,578                 (41,156)               2,076,148
NET ASSETS:
 Beginning of year                     4,996,370               1,598,567               19,289,605
                                    ------------            ------------            -------------
 End of year                          $5,320,948              $1,557,411              $21,365,753
                                    ============            ============            =============

SEPARATE ACCOUNT VL I

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                     FIDELITY VIP            FIDELITY VIP
                                      CONTRAFUND               OVERSEAS
                                      PORTFOLIO               PORTFOLIO
                                     SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $10,349                 $19,703
 Net realized gain (loss) on
  security transactions                      (155)                 20,858
 Net realized gain on
  distributions                           117,384                  13,697
 Net unrealized appreciation
  (depreciation) of
  investments during the year             (29,501)                313,271
                                     ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                               98,077                 367,529
                                     ------------            ------------
UNIT TRANSACTIONS:
 Purchases                                150,377                     603
 Net transfers                          1,353,007                 (44,038)
 Surrenders for benefit
  payments and fees                       (87,884)               (178,372)
 Net loan activity                         82,507                 (17,948)
 Cost of insurance                        (88,518)               (124,473)
                                     ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     1,409,489                (364,228)
                                     ------------            ------------
 Net increase (decrease) in
  net assets                            1,507,566                   3,301
NET ASSETS:
 Beginning of year                        116,411               2,257,429
                                     ------------            ------------
 End of year                           $1,623,977              $2,260,730
                                     ============            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   FIDELITY VIP                                FRANKLIN SMALL
                                     MID CAP           FRANKLIN INCOME           CAP VALUE             MUTUAL SHARES
                                    PORTFOLIO          SECURITIES FUND        SECURITIES FUND         SECURITIES FUND
                                   SUB-ACCOUNT         SUB-ACCOUNT (A)          SUB-ACCOUNT             SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $265                  $115                 $24,341                 $51,740
 Net realized gain (loss) on
  security transactions                     15                   976                     337                 (18,873)
 Net realized gain on
  distributions                         17,659                    15                 136,203                 131,769
 Net unrealized appreciation
  (depreciation) of
  investments during the year           17,959                30,993                 467,399                 424,524
                                    ----------            ----------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                            35,898                32,099                 628,280                 589,160
                                    ----------            ----------            ------------            ------------
UNIT TRANSACTIONS:
 Purchases                             112,798                19,806                 446,250                 444,692
 Net transfers                         689,798               666,316               1,352,890                 907,204
 Surrenders for benefit
  payments and fees                     (3,246)                   18                (321,585)               (390,896)
 Net loan activity                      (2,362)                   --                (116,579)                (26,576)
 Cost of insurance                     (59,856)              (10,376)               (290,430)               (247,149)
                                    ----------            ----------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    737,132               675,764               1,070,546                 687,275
                                    ----------            ----------            ------------            ------------
 Net increase (decrease) in
  net assets                           773,030               707,863               1,698,826               1,276,435
NET ASSETS:
 Beginning of year                      41,397                    --               3,375,967               2,884,085
                                    ----------            ----------            ------------            ------------
 End of year                          $814,427              $707,863              $5,074,793              $4,160,520
                                    ==========            ==========            ============            ============

                                    TEMPLETON
                                      GROWTH           MUTUAL DISCOVERY       HARTFORD ADVISERS
                                 SECURITIES FUND       SECURITIES FUND            HLS FUND
                                 SUB-ACCOUNT (A)       SUB-ACCOUNT (A)           SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $15                   $12                 $742,209
 Net realized gain (loss) on
  security transactions                    (71)                    9                 (114,107)
 Net realized gain on
  distributions                             41                    42                2,306,576
 Net unrealized appreciation
  (depreciation) of
  investments during the year           12,680                32,752                  339,491
                                    ----------            ----------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                            12,665                32,815                3,274,169
                                    ----------            ----------            -------------
UNIT TRANSACTIONS:
 Purchases                              15,936                25,787                2,432,198
 Net transfers                         163,402               347,426               (1,120,460)
 Surrenders for benefit
  payments and fees                        (19)                 (301)              (2,932,599)
 Net loan activity                          --                    --                 (133,464)
 Cost of insurance                      (4,212)               (5,337)              (2,262,007)
                                    ----------            ----------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    175,107               367,575               (4,016,332)
                                    ----------            ----------            -------------
 Net increase (decrease) in
  net assets                           187,772               400,390                 (742,163)
NET ASSETS:
 Beginning of year                          --                    --               32,884,727
                                    ----------            ----------            -------------
 End of year                          $187,772              $400,390              $32,142,564
                                    ==========            ==========            =============

(a)  From inception, May 1, 2006 to December 31, 2006.

SEPARATE ACCOUNT VL I

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                    HARTFORD TOTAL           HARTFORD CAPITAL
                                      RETURN BOND              APPRECIATION
                                       HLS FUND                  HLS FUND
                                      SUB-ACCOUNT              SUB-ACCOUNT
---------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $1,536,670                $1,347,826
 Net realized gain (loss) on
  security transactions                     (9,107)                  584,418
 Net realized gain on
  distributions                              4,261                12,723,948
 Net unrealized appreciation
  (depreciation) of
  investments during the year              (52,184)                  927,471
                                     -------------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                             1,479,640                15,583,663
                                     -------------            --------------
UNIT TRANSACTIONS:
 Purchases                               2,355,349                 5,151,276
 Net transfers                           2,594,118                (2,327,285)
 Surrenders for benefit
  payments and fees                     (2,486,391)               (7,459,325)
 Net loan activity                        (399,539)               (1,006,762)
 Cost of insurance                      (1,751,957)               (4,953,366)
                                     -------------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                        311,580               (10,595,462)
                                     -------------            --------------
 Net increase (decrease) in
  net assets                             1,791,220                 4,988,201
NET ASSETS:
 Beginning of year                      30,065,732                99,811,642
                                     -------------            --------------
 End of year                           $31,856,952              $104,799,843
                                     =============            ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                               HARTFORD
                             DIVIDEND AND          HARTFORD GLOBAL        HARTFORD GLOBAL        HARTFORD GLOBAL
                                GROWTH                 ADVISERS               LEADERS              TECHNOLOGY
                               HLS FUND                HLS FUND              HLS FUND               HLS FUND
                             SUB-ACCOUNT             SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income
  (loss)                          $571,865                $2,669                 $1,045                   $ --
 Net realized gain (loss)
  on security transactions         355,914                   419                  4,330                  4,243
 Net realized gain on
  distributions                  2,422,704                 3,252                  7,306                     --
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                           2,653,350                 1,372                  5,134                  4,727
                            --------------            ----------            -----------            -----------
 Net increase (decrease)
  in net assets resulting
  from operations                6,003,833                 7,712                 17,815                  8,970
                            --------------            ----------            -----------            -----------
UNIT TRANSACTIONS:
 Purchases                       1,844,320                    --                    219                     --
 Net transfers                     580,303                 1,071                   (210)                (9,249)
 Surrenders for benefit
  payments and fees             (2,536,015)              (16,020)               (10,820)                (1,463)
 Net loan activity                (349,425)                5,680                     --                 (8,955)
 Cost of insurance              (1,791,925)               (7,540)                (8,716)                (3,663)
                            --------------            ----------            -----------            -----------
 Net increase (decrease)
  in net assets resulting
  from unit transactions        (2,252,742)              (16,809)               (19,527)               (23,330)
                            --------------            ----------            -----------            -----------
 Net increase (decrease)
  in net assets                  3,751,091                (9,097)                (1,712)               (14,360)
NET ASSETS:
 Beginning of year              31,179,848                98,907                139,030                109,669
                            --------------            ----------            -----------            -----------
 End of year                   $34,930,939               $89,810               $137,318                $95,309
                            ==============            ==========            ===========            ===========


                             HARTFORD DISCIPLINED        HARTFORD GROWTH
                                    EQUITY                OPPORTUNITIES            HARTFORD INDEX
                                   HLS FUND                 HLS FUND                  HLS FUND
                                  SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT
--------------------------  --------------------------------------------------------------------------
OPERATIONS:
 Net investment income
  (loss)                               $23,704                  $12,553                  $522,545
 Net realized gain (loss)
  on security transactions              44,016                  (16,064)                  243,467
 Net realized gain on
  distributions                             --                  168,068                 3,467,272
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                                 188,840                  (12,598)                  275,208
                                 -------------            -------------            --------------
 Net increase (decrease)
  in net assets resulting
  from operations                      256,560                  151,959                 4,508,492
                                 -------------            -------------            --------------
UNIT TRANSACTIONS:
 Purchases                             208,590                  173,871                 2,359,571
 Net transfers                         (44,806)                 (64,507)               (2,197,709)
 Surrenders for benefit
  payments and fees                   (249,496)                 (21,363)               (2,824,012)
 Net loan activity                     (12,425)                  (3,460)                  (25,411)
 Cost of insurance                    (166,793)                (117,540)               (1,712,483)
                                 -------------            -------------            --------------
 Net increase (decrease)
  in net assets resulting
  from unit transactions              (264,930)                 (32,999)               (4,400,044)
                                 -------------            -------------            --------------
 Net increase (decrease)
  in net assets                         (8,370)                 118,960                   108,448
NET ASSETS:
 Beginning of year                   2,247,089                1,594,535                31,727,540
                                 -------------            -------------            --------------
 End of year                        $2,238,719               $1,713,495               $31,835,988
                                 =============            =============            ==============

SEPARATE ACCOUNT VL I

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                       HARTFORD           HARTFORD
                                    INTERNATIONAL       INTERNATIONAL
                                    SMALL COMPANY       OPPORTUNITIES
                                       HLS FUND           HLS FUND
                                     SUB-ACCOUNT         SUB-ACCOUNT
--------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $30,272            $433,911
 Net realized gain (loss) on
  security transactions                    50,880              44,864
 Net realized gain on
  distributions                           189,457           1,326,384
 Net unrealized appreciation
  (depreciation) of
  investments during the year             153,138           1,745,405
                                     ------------       -------------
 Net increase (decrease) in
  net assets resulting from
  operations                              423,747           3,550,564
                                     ------------       -------------
UNIT TRANSACTIONS:
 Purchases                                170,279           1,114,521
 Net transfers                            318,649             765,441
 Surrenders for benefit
  payments and fees                       (45,541)         (1,181,648)
 Net loan activity                         (4,267)            (99,665)
 Cost of insurance                       (129,602)           (881,768)
                                     ------------       -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       309,518            (283,119)
                                     ------------       -------------
 Net increase (decrease) in
  net assets                              733,265           3,267,445
NET ASSETS:
 Beginning of year                      1,022,857          14,648,282
                                     ------------       -------------
 End of year                           $1,756,122         $17,915,727
                                     ============       =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                                                HARTFORD
                                                           HARTFORD MIDCAP          HARTFORD MONEY              MORTGAGE
                                   HARTFORD MIDCAP              VALUE                   MARKET                 SECURITIES
                                      HLS FUND                 HLS FUND                HLS FUND                 HLS FUND
                                     SUB-ACCOUNT             SUB-ACCOUNT              SUB-ACCOUNT             SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $242,837                 $21,551               $1,194,191                $600,251
 Net realized gain (loss) on
  security transactions                    50,991                  25,700                       --                   4,732
 Net realized gain on
  distributions                         3,443,595                 274,344                       --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (1,278,054)                 64,979                       --                (333,639)
                                    -------------            ------------            -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                            2,459,369                 386,574                1,194,191                 271,344
                                    -------------            ------------            -------------            ------------
UNIT TRANSACTIONS:
 Purchases                              1,210,903                 220,076               11,942,372                 451,573
 Net transfers                            293,273                  73,578               (4,323,162)                 28,669
 Surrenders for benefit
  payments and fees                    (1,166,316)               (176,919)              (5,857,310)               (400,238)
 Net loan activity                         60,728                  10,665                  385,082                   5,272
 Cost of insurance                     (1,149,561)               (153,759)              (1,843,865)               (328,000)
                                    -------------            ------------            -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      (750,973)                (26,359)                 303,117                (242,724)
                                    -------------            ------------            -------------            ------------
 Net increase (decrease) in
  net assets                            1,708,396                 360,215                1,497,308                  28,620
NET ASSETS:
 Beginning of year                     20,930,375               2,134,147               23,278,797               6,054,124
                                    -------------            ------------            -------------            ------------
 End of year                          $22,638,771              $2,494,362              $24,776,105              $6,082,744
                                    =============            ============            =============            ============


                                   HARTFORD SMALL                                    HARTFORD VALUE
                                       COMPANY              HARTFORD STOCK           OPPORTUNITIES
                                      HLS FUND                 HLS FUND                 HLS FUND
                                     SUB-ACCOUNT              SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $20,269                 $506,096                 $39,618
 Net realized gain (loss) on
  security transactions                   991,378                 (387,757)                (43,760)
 Net realized gain on
  distributions                         1,689,324                2,212,348                 389,962
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (1,122,046)               2,910,870                 111,356
                                    -------------            -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                            1,578,925                5,241,557                 497,176
                                    -------------            -------------            ------------
UNIT TRANSACTIONS:
 Purchases                                731,537                2,870,481                 394,952
 Net transfers                         (1,974,666)              (1,403,387)               (706,947)
 Surrenders for benefit
  payments and fees                      (622,126)              (2,410,903)               (110,526)
 Net loan activity                       (200,898)                (131,913)                 (2,004)
 Cost of insurance                       (641,391)              (2,374,898)               (176,320)
                                    -------------            -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (2,707,544)              (3,450,620)               (600,845)
                                    -------------            -------------            ------------
 Net increase (decrease) in
  net assets                           (1,128,619)               1,790,937                (103,669)
NET ASSETS:
 Beginning of year                     12,293,821               38,115,844               3,256,184
                                    -------------            -------------            ------------
 End of year                          $11,165,202              $39,906,781              $3,152,515
                                    =============            =============            ============

SEPARATE ACCOUNT VL I

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                    LORD ABBETT           LORD ABBETT
                                  AMERICA'S VALUE          GROWTH AND
                                     PORTFOLIO          INCOME PORTFOLIO
                                    SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $3,137                $2,897
 Net realized gain (loss) on
  security transactions                      25                   373
 Net realized gain on
  distributions                           2,615                 7,764
 Net unrealized appreciation
  (depreciation) of
  investments during the year             6,631                 8,784
                                     ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                             12,408                19,818
                                     ----------            ----------
UNIT TRANSACTIONS:
 Purchases                               25,157                10,941
 Net transfers                          100,092               221,109
 Surrenders for benefit
  payments and fees                          --                    --
 Net loan activity                         (492)                   --
 Cost of insurance                       (8,735)               (8,270)
                                     ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     116,022               223,780
                                     ----------            ----------
 Net increase (decrease) in
  net assets                            128,430               243,598
NET ASSETS:
 Beginning of year                        7,642                 1,323
                                     ----------            ----------
 End of year                           $136,072              $244,921
                                     ==========            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                                        OPPENHEIMER
                                                                                                          CAPITAL
                                  MFS INVESTORS            MFS NEW                MFS TOTAL             APPRECIATION
                                  TRUST SERIES         DISCOVERY SERIES         RETURN SERIES               FUND
                                 SUB-ACCOUNT (B)         SUB-ACCOUNT             SUB-ACCOUNT            SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $1                     $ --                 $52,708                   $19
 Net realized gain (loss) on
  security transactions                    9                   83,104                   8,422                 1,652
 Net realized gain on
  distributions                           --                   15,023                  70,640                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            417                  (12,426)                123,637                27,412
                                     -------             ------------            ------------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                             427                   85,701                 255,407                29,083
                                     -------             ------------            ------------            ----------
UNIT TRANSACTIONS:
 Purchases                               273                   79,161                 222,348                30,174
 Net transfers                         8,377                 (729,598)               (135,134)              277,347
 Surrenders for benefit
  payments and fees                       --                  (23,803)               (166,765)              (42,024)
 Net loan activity                        --                 (171,626)                 83,155                    --
 Cost of insurance                      (382)                 (57,116)               (143,535)              (12,810)
                                     -------             ------------            ------------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    8,268                 (902,982)               (139,931)              252,687
                                     -------             ------------            ------------            ----------
 Net increase (decrease) in
  net assets                           8,695                 (817,281)                115,476               281,770
NET ASSETS:
 Beginning of year                        --                1,127,475               2,166,928                 9,546
                                     -------             ------------            ------------            ----------
 End of year                          $8,695                 $310,194              $2,282,404              $291,316
                                     =======             ============            ============            ==========


                                   OPPENHEIMER                                   PUTNAM VT
                                GLOBAL SECURITIES         OPPENHEIMER           DIVERSIFIED
                                       FUND            MAIN STREET FUND         INCOME FUND
                                   SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  -----------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $910                   $55                $40,211
 Net realized gain (loss) on
  security transactions                 (1,283)                 (182)               (14,523)
 Net realized gain on
  distributions                          5,640                    --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           41,303                 4,078                 17,741
                                    ----------             ---------             ----------
 Net increase (decrease) in
  net assets resulting from
  operations                            46,570                 3,951                 43,429
                                    ----------             ---------             ----------
UNIT TRANSACTIONS:
 Purchases                              46,135                11,820                  2,786
 Net transfers                         530,432                33,205                (32,471)
 Surrenders for benefit
  payments and fees                     (2,286)                   (2)               (26,230)
 Net loan activity                         (53)                1,746                 (1,727)
 Cost of insurance                     (36,849)               (4,016)               (41,346)
                                    ----------             ---------             ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    537,379                42,753                (98,988)
                                    ----------             ---------             ----------
 Net increase (decrease) in
  net assets                           583,949                46,704                (55,559)
NET ASSETS:
 Beginning of year                      54,407                 4,784                715,783
                                    ----------             ---------             ----------
 End of year                          $638,356               $51,488               $660,224
                                    ==========             =========             ==========

(b) Funded as of January 17, 2006.

SEPARATE ACCOUNT VL I

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                      PUTNAM VT           PUTNAM VT
                                     GLOBAL ASSET       GLOBAL EQUITY
                                   ALLOCATION FUND          FUND
                                     SUB-ACCOUNT         SUB-ACCOUNT
--------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $93,322             $77,062
 Net realized gain (loss) on
  security transactions                    32,268          (1,061,521)
 Net realized gain on
  distributions                                --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             224,818           3,770,593
                                     ------------       -------------
 Net increase (decrease) in
  net assets resulting from
  operations                              350,408           2,786,134
                                     ------------       -------------
UNIT TRANSACTIONS:
 Purchases                                  2,228             781,379
 Net transfers                           (144,480)         (1,072,914)
 Surrenders for benefit
  payments and fees                      (471,438)         (1,200,320)
 Net loan activity                        (19,554)            (34,590)
 Cost of insurance                       (126,110)           (726,970)
                                     ------------       -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      (759,354)         (2,253,415)
                                     ------------       -------------
 Net increase (decrease) in
  net assets                             (408,946)            532,719
NET ASSETS:
 Beginning of year                      3,188,847          13,066,612
                                     ------------       -------------
 End of year                           $2,779,901         $13,599,331
                                     ============       =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                 PUTNAM VT              PUTNAM VT
                                GROWTH AND           HEALTH SCIENCES           PUTNAM VT               PUTNAM VT
                                INCOME FUND                FUND             HIGH YIELD FUND           INCOME FUND
                                SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)       $558,977                $2,935                $581,267                $293,025
 Net realized gain (loss) on
  security transactions             (221,489)                8,186                 (18,193)                  6,890
 Net realized gain on
  distributions                      745,795                    --                      --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year      3,588,530                 4,757                 184,820                  13,032
                               -------------            ----------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                       4,671,813                15,878                 747,894                 312,947
                               -------------            ----------            ------------            ------------
UNIT TRANSACTIONS:
 Purchases                         1,953,420                   995                 521,086                 506,680
 Net transfers                    (1,962,646)               (8,249)                (51,410)                373,368
 Surrenders for benefit
  payments and fees               (2,189,454)              (41,087)               (522,445)               (569,648)
 Net loan activity                  (209,983)               (5,059)                (94,909)                (36,103)
 Cost of insurance                (1,932,632)              (33,721)               (513,455)               (404,910)
                               -------------            ----------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions               (4,341,295)              (87,121)               (661,133)               (130,613)
                               -------------            ----------            ------------            ------------
 Net increase (decrease) in
  net assets                         330,518               (71,243)                 86,761                 182,334
NET ASSETS:
 Beginning of year                31,399,819               585,495               7,481,832               6,484,165
                               -------------            ----------            ------------            ------------
 End of year                     $31,730,337              $514,252              $7,568,593              $6,666,499
                               =============            ==========            ============            ============

                                    PUTNAM VT                                  PUTNAM VT
                                  INTERNATIONAL        PUTNAM VT           INTERNATIONAL NEW
                                    GROWTH AND       INTERNATIONAL           OPPORTUNITIES
                                   INCOME FUND        EQUITY FUND                 FUND
                                   SUB-ACCOUNT        SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $6,636             $70,446                 $3,751
 Net realized gain (loss) on
  security transactions                  7,436             110,741                  1,445
 Net realized gain on
  distributions                             --                  --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          101,053           2,029,697                 52,375
                                    ----------       -------------             ----------
 Net increase (decrease) in
  net assets resulting from
  operations                           115,125           2,210,884                 57,571
                                    ----------       -------------             ----------
UNIT TRANSACTIONS:
 Purchases                                 942             540,075                    874
 Net transfers                          (7,252)           (489,505)                (7,375)
 Surrenders for benefit
  payments and fees                        575            (482,949)               (29,484)
 Net loan activity                     (24,255)           (287,955)                (6,908)
 Cost of insurance                     (15,169)           (458,569)               (15,288)
                                    ----------       -------------             ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (45,159)         (1,178,903)               (58,181)
                                    ----------       -------------             ----------
 Net increase (decrease) in
  net assets                            69,966           1,031,981                   (610)
NET ASSETS:
 Beginning of year                     441,691           8,352,890                254,903
                                    ----------       -------------             ----------
 End of year                          $511,657          $9,384,871               $254,293
                                    ==========       =============             ==========

SEPARATE ACCOUNT VL I

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                           PUTNAM VT
                                     PUTNAM VT            MONEY MARKET
                                   INVESTORS FUND             FUND
                                    SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $3,507                $9,083
 Net realized gain (loss) on
  security transactions                  (6,026)                   --
 Net realized gain on
  distributions                              --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            72,109                    --
                                     ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                             69,590                 9,083
                                     ----------            ----------
UNIT TRANSACTIONS:
 Purchases                                1,553                    44
 Net transfers                          (13,831)               (6,711)
 Surrenders for benefit
  payments and fees                     (32,963)               (6,638)
 Net loan activity                       (7,680)                  (86)
 Cost of insurance                      (32,195)              (20,319)
                                     ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (85,116)              (33,710)
                                     ----------            ----------
 Net increase (decrease) in
  net assets                            (15,526)              (24,627)
NET ASSETS:
 Beginning of year                      548,214               217,981
                                     ----------            ----------
 End of year                           $532,688              $193,354
                                     ==========            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                    PUTNAM VT NEW                                    PUTNAM VT             PUTNAM VT
                                    OPPORTUNITIES           PUTNAM VT NEW         OTC & EMERGING           SMALL CAP
                                        FUND                 VALUE FUND             GROWTH FUND            VALUE FUND
                                     SUB-ACCOUNT             SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $24,357                $11,626                   $ --                  $147
 Net realized gain (loss) on
  security transactions                   101,820                 37,895               (122,295)                 (197)
 Net realized gain on
  distributions                                --                 61,677                     --                 4,499
 Net unrealized appreciation
  (depreciation) of
  investments during the year           1,068,695                 23,840                162,198                 8,210
                                    -------------            -----------            -----------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                            1,194,872                135,038                 39,903                12,659
                                    -------------            -----------            -----------            ----------
UNIT TRANSACTIONS:
 Purchases                              1,275,944                  1,191                    739                20,961
 Net transfers                           (753,805)               (68,169)               (10,601)              167,523
 Surrenders for benefit
  payments and fees                      (933,004)               (50,047)               (15,510)               (2,129)
 Net loan activity                        (81,700)               (22,824)               (13,137)                  (44)
 Cost of insurance                       (876,055)               (43,211)               (19,224)               (8,305)
                                    -------------            -----------            -----------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (1,368,620)              (183,060)               (57,733)              178,006
                                    -------------            -----------            -----------            ----------
 Net increase (decrease) in
  net assets                             (173,748)               (48,022)               (17,830)              190,665
NET ASSETS:
 Beginning of year                     14,391,583                944,598                342,864                16,411
                                    -------------            -----------            -----------            ----------
 End of year                          $14,217,835               $896,576               $325,034              $207,076
                                    =============            ===========            ===========            ==========

                                   PUTNAM VT THE            PUTNAM VT
                                   GEORGE PUTNAM         UTILITIES GROWTH          PUTNAM VT
                                  FUND OF BOSTON         AND INCOME FUND           VISTA FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $17,019                 $41,130                  $ --
 Net realized gain (loss) on
  security transactions                  20,494                  17,083               (30,917)
 Net realized gain on
  distributions                          22,003                      --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             9,135                 267,262                49,688
                                    -----------            ------------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                             68,651                 325,475                18,771
                                    -----------            ------------            ----------
UNIT TRANSACTIONS:
 Purchases                                    5                      94                   503
 Net transfers                         (114,560)                (17,149)                 (537)
 Surrenders for benefit
  payments and fees                     (67,461)                 (1,274)              (20,269)
 Net loan activity                           --                  (8,470)               (3,458)
 Cost of insurance                      (45,851)                (66,726)              (16,655)
                                    -----------            ------------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (227,867)                (93,525)              (40,416)
                                    -----------            ------------            ----------
 Net increase (decrease) in
  net assets                           (159,216)                231,950               (21,645)
NET ASSETS:
 Beginning of year                      668,326               1,256,682               331,683
                                    -----------            ------------            ----------
 End of year                           $509,110              $1,488,632              $310,038
                                    ===========            ============            ==========

SEPARATE ACCOUNT VL I

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                         PUTNAM VT
                                                          CAPITAL               PUTNAM VT            VAN KAMPEN LIT
                                  PUTNAM VT            OPPORTUNITIES          EQUITY INCOME             COMSTOCK
                                VOYAGER FUND                FUND                   FUND                PORTFOLIO
                                 SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)        $111,992                  $346                  $9,431                $3,240
 Net realized gain (loss) on
  security transactions            (1,107,224)                5,996                     686                    (3)
 Net realized gain on
  distributions                            --                25,208                  25,513                15,066
 Net unrealized appreciation
  (depreciation) of
  investments during the year       2,598,029                40,195                 162,240                62,644
                                -------------            ----------            ------------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                        1,602,797                71,745                 197,870                80,947
                                -------------            ----------            ------------            ----------
UNIT TRANSACTIONS:
 Purchases                          2,283,771                59,849                  61,280                94,138
 Net transfers                     (2,168,454)              132,496               1,273,718               561,277
 Surrenders for benefit
  payments and fees                (2,574,754)              (21,863)                (80,408)                   (7)
 Net loan activity                    (18,133)                 (474)                 51,725                    --
 Cost of insurance                 (1,744,814)              (45,590)                (54,649)              (27,447)
                                -------------            ----------            ------------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                (4,222,384)              124,418               1,251,666               627,961
                                -------------            ----------            ------------            ----------
 Net increase (decrease) in
  net assets                       (2,619,587)              196,163               1,449,536               708,908
NET ASSETS:
 Beginning of year                 32,003,717               408,203                 754,677                24,585
                                -------------            ----------            ------------            ----------
 End of year                      $29,384,130              $604,366              $2,204,213              $733,493
                                =============            ==========            ============            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                      [This page intentionally left blank]

SEPARATE ACCOUNT VL I

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2007

-------------------------------------------------------------------------------

1.     ORGANIZATION:

    Separate Account VL I (the "Account") is a separate investment account within Hartford Life Insurance Company (the "Company") and is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The Account invests deposits by variable life contract owners of the Company in various mutual funds (the "Funds") as directed by the contract owners.

    The Account invests in the following sub-accounts (collectively, the "Sub-Accounts"): the AllianceBernstein VP International Value Portfolio, AllianceBernstein VP Small/Mid Cap Value Portfolio, AllianceBernstein VPS International Growth Portfolio, AIM V.I. Capital Appreciation Fund, AIM V.I. Core Equity Fund, AIM V.I. Mid Cap Core Equity Fund, AIM V.I. Small Cap Equity Fund, AIM V.I. Capital Development Fund, American Funds Asset Allocation Fund, American Funds Blue Chip Income and Growth Fund, American Funds Bond Fund, American Funds Global Growth Fund, American Funds Growth Fund, American Funds Growth-Income Fund, American Funds International Fund, American Funds New World Fund, American Funds Global Small Capitalization Fund, Fidelity VIP Asset Manager Portfolio, Fidelity VIP Equity-Income Portfolio, Fidelity VIP Contrafund Portfolio, Fidelity VIP Overseas Portfolio, Fidelity VIP Mid Cap Portfolio, Franklin Income Securities Fund, Franklin Small Cap Value Securities Fund, Mutual Shares Securities Fund, Templeton Growth Securities Fund, Mutual Discovery Securities Fund, Templeton Global Income Securities Fund, Hartford Advisers HLS Fund, Hartford Total Return Bond HLS Fund, Hartford Capital Appreciation HLS Fund, Hartford Dividend and Growth HLS Fund, Hartford Global Advisers HLS Fund, Hartford Global Growth HLS Fund, Hartford Global Technology HLS Fund, Hartford Disciplined Equity HLS Fund, Hartford Growth Opportunities HLS Fund, Hartford Index HLS Fund, Hartford International Small Company HLS Fund, Hartford International Opportunities HLS Fund, Hartford MidCap HLS Fund, Hartford MidCap Value HLS Fund, Hartford Money Market HLS Fund, Hartford Mortgage Securities HLS Fund, Hartford Small Company HLS Fund, Hartford Stock HLS Fund, Hartford Value Opportunities HLS Fund, Lord Abbett America's Value Portfolio, Lord Abbett Growth and Income Portfolio, MFS Investors Trust Series, MFS New Discovery Series, MFS Total Return Series, U.S. Mid Cap Value, Oppenheimer Capital Appreciation Fund, Oppenheimer Global Securities Fund, Oppenheimer Main Street Fund, Putnam VT Diversified Income Fund, Putnam VT Global Asset Allocation Fund, Putnam VT Global Equity Fund, Putnam VT Growth and Income Fund, Putnam VT Health Sciences Fund, Putnam VT High Yield Fund, Putnam VT Income Fund, Putnam VT International Growth and Income Fund, Putnam VT International Equity Fund, Putnam VT International New Opportunities Fund, Putnam VT Investors Fund, Putnam VT Money Market Fund, Putnam VT New Opportunities Fund, Putnam VT New Value Fund, Putnam VT OTC & Emerging Growth Fund, Putnam VT Small Cap Value Fund, Putnam VT The George Putnam Fund of Boston, Putnam VT Utilities Growth and Income Fund, Putnam VT Vista Fund, Putnam VT Voyager Fund, Putnam VT Capital Opportunities Fund, Putnam VT Equity Income Fund, and Van Kampen LIT Comstock Portfolio.

2.     SIGNIFICANT ACCOUNTING POLICIES:

    The following is a summary of significant accounting policies of the Account, which are in accordance with accounting principles generally accepted in the United States of America:

       a) SECURITY TRANSACTIONS -- Security transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sales of securities are computed using the last in first out method. Dividend and net realized gain on distributions income is accrued as of the ex-dividend date. Net realized gain on distributions income represents those dividends from the Funds which are characterized as capital gains under tax regulations.

       b) SECURITY VALUATION -- The investments in shares of the Funds are valued at the closing net asset value per share as determined by the appropriate Fund as of December 31, 2007.

       c) UNIT TRANSACTIONS -- Unit transactions are executed based on the unit values calculated at the close of the business day.

       d) FEDERAL INCOME TAXES -- The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the operations of the Account.

       e) USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally

-------------------------------------------------------------------------------

       accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.

       f) MORTALITY RISK -- Net assets allocated to contracts in the annuity period are computed according to the 1983a Individual Annuitant Mortality Table and the Annuity 2000 Table. The Mortality Risk is fully borne by the Company and may result in additional amounts being transferred into the variable life account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company. All sub-accounts are currently in the accumulation period.

       g) FAIR VALUE MEASUREMENTS -- In September 2006, the FASB issued SFAS No. 157, "Fair Value Measurements" ("SFAS 157"). This statement defines fair value, establishes a framework for measuring fair value under accounting principles generally accepted in the United States, and enhances disclosures about fair value measurements. The definition focuses on the price that would be received to sell the asset or paid to transfer the liability (an exit price), not the price that would be paid to acquire the asset or received to assume the liability (an entry price). SFAS 157 provides guidance on how to measure fair value when required under existing accounting standards. SFAS 157 is effective for fiscal years beginning after November 15, 2007, with earlier application encouraged only in the initial quarter of an entity's fiscal year. The Account will adopt SFAS 157 on January 1, 2008. Adoption of this statement is not expected to have a material impact on the Account's financial statements.

       h) ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES, AN INTERPRETATION OF FASB STATEMENT NO. 109 -- In July 2006, the FASB released "Accounting for Uncertainty in Income Taxes" ("FIN 48") to clarify accounting for income taxes recognized in the financial statements in accordance with FASB 109, "Accounting for Income Taxes." FIN 48 is effective for fiscal years beginning after December 15, 2006 and prescribes a comprehensive model for how an entity should recognize, measure, present and disclose in its financial statements uncertain tax positions that the entity has taken or expect to take on a tax return. Upon adoption, as of the first quarter of 2007, FIN 48 did not have an effect on the Account's financial condition.

3.     ADMINISTRATION OF THE ACCOUNT AND RELATED CHARGES:

    Certain amounts are deducted from the contracts on the contract date and on each subsequent monthly activity date:

       a) COST OF INSURANCE -- In accordance with terms of the contracts, the Company makes deductions for costs of insurance charges (COI) which relate to the death benefit component of the contract. The COI is calculated based on several factors including age, gender, risk class, timing of premium payments, investment performance of the Sub-Account, the death benefit amount, fees and charges assessed and outstanding policy loans. Because a contract's account value and death benefit may vary from month to month, the cost of insurance charge may also vary.

       b) MORTALITY AND EXPENSE RISK CHARGES -- The Company will make deductions at a maximum annual rate of 1.40% of the contract's value for the mortality and expense risks which the company undertakes. These expenses are included in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

       c) ADMINISTRATIVE CHARGE -- The Company will make deductions to cover administrative expenses at a maximum annual rate of $25. These expenses are included in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

SEPARATE ACCOUNT VL I

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2007

-------------------------------------------------------------------------------

4.     PURCHASES AND SALES OF INVESTMENTS

    The cost of purchases and proceeds from sales of investments for the year ended December 31, 2007 were as follows:

                                                   PURCHASES        PROCEEDS
SUB-ACCOUNT                                         AT COST        FROM SALES
--------------------------------------------------------------------------------
AllianceBernstein VP International Value
 Portfolio                                           $1,781,763         $534,529
AllianceBernstein VP Small/Mid Cap Value
 Portfolio                                            3,113,326          400,608
AllianceBernstein VPS International Growth
 Portfolio                                              800,497           13,747
AIM V.I. Capital Appreciation Fund                       54,078           51,799
AIM V.I. Core Equity Fund                                34,935           44,199
AIM V.I. Mid Cap Core Equity Fund                       280,714          248,094
AIM V.I. Small Cap Equity Fund                          114,343           31,699
AIM V.I. Capital Development Fund                       408,125          118,037
American Funds Asset Allocation Fund                  2,227,204        1,432,690
American Funds Blue Chip Income and Growth
 Fund                                                   995,039          347,382
American Funds Bond Fund                              6,022,097        2,753,987
American Funds Global Growth Fund                     1,699,863        1,132,256
American Funds Growth Fund                            4,683,747        2,428,954
American Funds Growth-Income Fund                     3,033,778        2,939,540
American Funds International Fund                     4,335,714        2,004,687
American Funds New World Fund                         5,208,205        3,492,304
American Funds Global Small Capitalization
 Fund                                                 4,074,514        3,270,342
Fidelity VIP Asset Manager Portfolio                    134,385          369,160
Fidelity VIP Equity-Income Portfolio                  3,282,357        2,548,256
Fidelity VIP Contrafund Portfolio                     2,828,396          778,263
Fidelity VIP Overseas Portfolio                         213,857          453,150
Fidelity VIP Mid Cap Portfolio                        1,524,249          162,130
Franklin Income Securities Fund                       1,811,534          233,568
Franklin Small Cap Value Securities Fund                948,458          836,341
Mutual Shares Securities Fund                         2,024,293          684,080
Templeton Growth Securities Fund                        335,226           16,928
Mutual Discovery Securities Fund                        804,414          183,659
Templeton Global Income Securities Fund                 327,817            2,254
Hartford Advisers HLS Fund                            4,768,667        4,127,199
Hartford Total Return Bond HLS Fund                   4,829,062        7,037,717
Hartford Capital Appreciation HLS Fund               20,328,302       16,990,090
Hartford Dividend and Growth HLS Fund                 5,149,374        8,461,240
Hartford Global Advisers HLS Fund                         6,154           28,295
Hartford Global Growth HLS Fund                          16,925            8,717
Hartford Global Technology HLS Fund                          --           10,651
Hartford Disciplined Equity HLS Fund                    232,506          321,114
Hartford Growth Opportunities HLS Fund                5,912,669        2,277,510
Hartford Index HLS Fund                               3,322,816        4,531,142
Hartford International Small Company HLS Fund         3,043,046        2,428,338
Hartford International Opportunities HLS Fund         6,436,035        2,813,804
Hartford MidCap HLS Fund                              5,471,406        5,898,865
Hartford MidCap Value HLS Fund                        2,965,157        2,522,897
Hartford Money Market HLS Fund                       26,198,124       24,959,270
Hartford Mortgage Securities HLS Fund                   793,871          596,442
Hartford Small Company HLS Fund                       4,035,232        2,038,461

-------------------------------------------------------------------------------

                                                   PURCHASES        PROCEEDS
SUB-ACCOUNT                                         AT COST        FROM SALES
--------------------------------------------------------------------------------
Hartford Stock HLS Fund                              $6,568,902       $5,726,787
Hartford Value Opportunities HLS Fund                 2,937,071        2,457,032
Lord Abbett America's Value Portfolio                   726,057           47,652
Lord Abbett Growth and Income Portfolio                 169,334           62,267
MFS Investors Trust Series                               54,435            2,366
MFS New Discovery Series                                135,073          135,372
MFS Total Return Series                                 659,400          406,471
U.S. Mid Cap Value                                      529,313          112,894
Oppenheimer Capital Appreciation Fund                   147,291           53,745
Oppenheimer Global Securities Fund                      520,492          205,879
Oppenheimer Main Street Fund                            340,458            5,740
Putnam VT Diversified Income Fund                        32,883           48,883
Putnam VT Global Asset Allocation Fund                   19,158          380,359
Putnam VT Global Equity Fund                            491,247        2,303,712
Putnam VT Growth and Income Fund                      5,697,925        5,329,389
Putnam VT Health Sciences Fund                            5,612           78,274
Putnam VT High Yield Fund                             1,537,915        2,009,805
Putnam VT Income Fund                                 1,315,365          744,362
Putnam VT International Growth and Income
 Fund                                                   103,944          276,144
Putnam VT International Equity Fund                   2,055,007        1,669,496
Putnam VT International New Opportunities
 Fund                                                     2,908           26,601
Putnam VT Investors Fund                                  3,034           96,843
Putnam VT Money Market Fund                               8,566           38,371
Putnam VT New Opportunities Fund                        362,383        1,880,030
Putnam VT New Value Fund                                104,038          343,215
Putnam VT OTC & Emerging Growth Fund                         --           66,998
Putnam VT Small Cap Value Fund                          529,872          196,650
Putnam VT The George Putnam Fund of Boston               62,482          246,511
Putnam VT Utilities Growth and Income Fund               28,936          202,312
Putnam VT Vista Fund                                         --           61,785
Putnam VT Voyager Fund                                  788,701        4,601,428
Putnam VT Capital Opportunities Fund                    391,432           65,601
Putnam VT Equity Income Fund                            339,977        1,659,845
Van Kampen LIT Comstock Portfolio                       280,639           54,565
                                                ---------------  ---------------
                                                   $173,562,124     $144,161,779
                                                ===============  ===============

SEPARATE ACCOUNT VL I

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2007

-------------------------------------------------------------------------------

5.   CHANGES IN UNITS OUTSTANDING

The changes in units outstanding for the year ended December 31, 2007 were as follows:

                                  UNITS         UNITS          NET INCREASE
SUB-ACCOUNT                       ISSUED       REDEEMED         (DECREASE)
--------------------------------------------------------------------------------
AllianceBernstein VP                141,987        52,817            89,170
 International Value
 Portfolio
AllianceBernstein VP                248,464        34,794           213,670
 Small/Mid Cap Value
 Portfolio
AllianceBernstein VPS                59,861         1,551            58,310
 International Growth
 Portfolio
AIM V.I. Capital Appreciation         4,764         4,497               267
 Fund
AIM V.I. Core Equity Fund             2,432         3,043              (611  )
AIM V.I. Mid Cap Core Equity         23,051        22,505               546
 Fund
AIM V.I. Small Cap Equity             8,939         2,697             6,242
 Fund
AIM V.I. Capital Development         30,226        11,754            18,472
 Fund
American Funds Asset                150,050       137,309            12,741
 Allocation Fund
American Funds Blue Chip             56,748        41,014            15,734
 Income and Growth Fund
American Funds Bond Fund            491,934       263,397           228,537
American Funds Global Growth      1,083,814     1,057,545            26,269
 Fund
American Funds Growth Fund        3,871,438     3,516,492           354,946
American Funds Growth-Income      2,467,401     3,130,188          (662,787  )
 Fund
American Funds International        180,582       124,599            55,983
 Fund
American Funds New World Fund       184,953       153,822            31,131
American Funds Global Small       1,666,010     1,616,818            49,192
 Capitalization Fund
Fidelity VIP Asset Manager            3,881       154,619          (150,738  )
 Portfolio
Fidelity VIP Equity-Income          724,108     1,175,812          (451,704  )
 Portfolio
Fidelity VIP Contrafund             169,149        72,870            96,279
 Portfolio
Fidelity VIP Overseas                   886       168,441          (167,555  )
 Portfolio
Fidelity VIP Mid Cap                121,498        24,228            97,270
 Portfolio
Franklin Income Securities          166,628        37,711           128,917
 Fund
Franklin Small Cap Value             46,277        58,969           (12,692  )
 Securities Fund
Mutual Shares Securities Fund       124,193        62,696            61,497
Templeton Growth Securities          28,207         3,402            24,805
 Fund
Mutual Discovery Securities          67,029        18,471            48,558
 Fund
Templeton Global Income              30,606           392            30,214
 Securities Fund
Hartford Advisers HLS Fund        1,008,460     2,017,156        (1,008,696  )
Hartford Total Return Bond        2,612,250     4,169,941        (1,557,691  )
 HLS Fund
Hartford Capital Appreciation     1,316,665     3,303,468        (1,986,803  )
 HLS Fund
Hartford Dividend and Growth      1,179,390     2,644,276        (1,464,886  )
 HLS Fund
Hartford Global Advisers HLS             --        17,698           (17,698  )
 Fund
Hartford Global Growth HLS               --         6,002            (6,002  )
 Fund
Hartford Global Technology               --        10,666           (10,666  )
 HLS Fund
Hartford Disciplined Equity         203,041       278,008           (74,967  )
 HLS Fund
Hartford Growth Opportunities       239,108       108,375           130,733
 HLS Fund
Hartford Index HLS Fund             682,927     1,553,116          (870,189  )
Hartford International Small        117,672       105,444            12,228
 Company HLS Fund
Hartford International            1,214,391     1,423,610          (209,219  )
 Opportunities HLS Fund
Hartford MidCap HLS Fund            729,338     1,676,421          (947,083  )
Hartford MidCap Value HLS           119,836       126,795            (6,959  )
 Fund
Hartford Money Market HLS        20,925,828    20,919,894             5,934
 Fund
Hartford Mortgage Securities        303,462       366,580           (63,118  )
 HLS Fund
Hartford Small Company HLS        1,195,101     1,128,185            66,916
 Fund

-------------------------------------------------------------------------------

                                  UNITS         UNITS          NET INCREASE
SUB-ACCOUNT                       ISSUED       REDEEMED         (DECREASE)
--------------------------------------------------------------------------------
Hartford Stock HLS Fund           1,061,089     2,290,110        (1,229,021)
Hartford Value Opportunities        132,577       138,349            (5,772)
 HLS Fund
Lord Abbett America's Value          60,932         7,490            53,442
 Portfolio
Lord Abbett Growth and Income        14,325         7,800             6,525
 Portfolio
MFS Investors Trust Series            4,313           207             4,106
MFS New Discovery Series              7,542         9,194            (1,652)
MFS Total Return Series              46,168        36,956             9,212
U.S. Mid Cap Value                   48,203        10,334            37,869
Oppenheimer Capital                  14,283         6,521             7,762
 Appreciation Fund
Oppenheimer Global Securities        42,174        21,194            20,980
 Fund
Oppenheimer Main Street Fund         26,579         1,050            25,529
Putnam VT Diversified Income             --         2,303            (2,303)
 Fund
Putnam VT Global Asset                1,695        14,523           (12,828)
 Allocation Fund
Putnam VT Global Equity Fund         35,767       102,367           (66,600)
Putnam VT Growth and Income          79,490       199,506          (120,016)
 Fund
Putnam VT Health Sciences                --         5,310            (5,310)
 Fund
Putnam VT High Yield Fund            69,909       109,661           (39,752)
Putnam VT Income Fund                80,586        64,682            15,904
Putnam VT International                  --        11,799           (11,799)
 Growth and Income Fund
Putnam VT International              54,543       104,433           (49,890)
 Equity Fund
Putnam VT International New              --         1,397            (1,397)
 Opportunities Fund
Putnam VT Investors Fund                  2         8,143            (8,141)
Putnam VT Money Market Fund             551        23,257           (22,706)
Putnam VT New Opportunities          67,600       127,287           (59,687)
 Fund
Putnam VT New Value Fund                454        15,970           (15,516)
Putnam VT OTC & Emerging                 --         7,535            (7,535)
 Growth Fund
Putnam VT Small Cap Value            44,933        20,726            24,207
 Fund
Putnam VT The George Putnam              --        14,751           (14,751)
 Fund of Boston
Putnam VT Utilities Growth              196         6,048            (5,852)
 and Income Fund
Putnam VT Vista Fund                     --         4,401            (4,401)
Putnam VT Voyager Fund              103,311       218,505          (115,194)
Putnam VT Capital                    22,024         6,770            15,254
 Opportunities Fund
Putnam VT Equity Income Fund         17,888       103,638           (85,750)
Van Kampen LIT Comstock              23,184         7,490            15,694
 Portfolio

     The changes in units outstanding for the year ended December 31, 2006 were as follows:

                                  UNITS         UNITS          NET INCREASE
SUB-ACCOUNT                       ISSUED       REDEEMED         (DECREASE)
--------------------------------------------------------------------------------
AllianceBernstein VP                 85,112         1,891            83,221
 International Value
 Portfolio
AllianceBernstein VP                 42,561         8,562            33,999
 Small/Mid Cap Value
 Portfolio
AIM V.I. Capital Appreciation        29,423         1,844            27,579
 Fund
AIM V.I. Core Equity Fund             2,136         1,140               996
AIM V.I. Mid Cap Core Equity         27,946        94,978           (67,032)
 Fund
AIM V.I. Small Cap Equity             7,479           232             7,247
 Fund
AIM V.I. Capital Development         20,540         6,616            13,924
 Fund
American Funds Asset                177,639       115,582            62,057
 Allocation Fund
American Funds Blue Chip             81,296        60,590            20,706
 Income and Growth Fund
American Funds Bond Fund            150,735        85,685            65,050

SEPARATE ACCOUNT VL I

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                  UNITS         UNITS          NET INCREASE
SUB-ACCOUNT                       ISSUED       REDEEMED         (DECREASE)
--------------------------------------------------------------------------------
American Funds Global Growth      1,410,290       879,395           530,895
 Fund
American Funds Growth Fund        4,259,277     5,672,366        (1,413,089)
American Funds Growth-Income      3,174,929     3,531,996          (357,067)
 Fund
American Funds International        217,860       150,525            67,335
 Fund
American Funds New World Fund       136,654        98,016            38,638
American Funds Global Small         998,879     1,430,368          (431,489)
 Capitalization Fund
Fidelity VIP Asset Manager            8,363        77,919           (69,556)
 Portfolio
Fidelity VIP Equity-Income        1,154,677     1,739,556          (584,879)
 Portfolio
Fidelity VIP Contrafund             155,302        29,857           125,445
 Portfolio
Fidelity VIP Overseas                30,853       190,288          (159,435)
 Portfolio
Fidelity VIP Mid Cap                 81,513        17,256            64,257
 Portfolio
Franklin Income Securities           69,315         7,455            61,860
 Fund
Franklin Small Cap Value            126,518        67,782            58,736
 Securities Fund
Mutual Shares Securities Fund       162,252       117,739            44,513
Templeton Growth Securities          19,198         3,124            16,074
 Fund
Mutual Discovery Securities          35,543           521            35,022
 Fund
Hartford Advisers HLS Fund        1,236,632     2,570,134        (1,333,502)
Hartford Total Return Bond        4,093,634     3,946,672           146,962
 HLS Fund
Hartford Capital Appreciation     1,967,335     3,732,434        (1,765,099)
 HLS Fund
Hartford Dividend and Growth      1,501,607     2,140,033          (638,426)
 HLS Fund
Hartford Global Advisers HLS         15,363        26,992           (11,629)
 Fund
Hartford Global Leaders HLS             272        16,816           (16,544)
 Fund
Hartford Global Technology                1        28,293           (28,292)
 HLS Fund
Hartford Disciplined Equity         265,046       452,815          (187,769)
 HLS Fund
Hartford Growth Opportunities        46,035        50,007            (3,972)
 HLS Fund
Hartford Index HLS Fund           1,231,294     2,505,098        (1,273,804)
Hartford International Small        118,524        99,811            18,713
 Company HLS Fund
Hartford International            1,241,272     1,348,345          (107,073)
 Opportunities HLS Fund
Hartford MidCap HLS Fund          1,225,981     1,432,212          (206,231)
Hartford MidCap Value HLS            35,265        36,389            (1,124)
 Fund
Hartford Money Market HLS        19,549,681    19,309,420           240,261
 Fund
Hartford Mortgage Securities        398,987       517,884          (118,897)
 HLS Fund
Hartford Small Company HLS        1,002,882     2,304,989        (1,302,107)
 Fund
Hartford Stock HLS Fund           1,412,999     2,399,500          (986,501)
Hartford Value Opportunities         53,500        91,813           (38,313)
 HLS Fund
Lord Abbett America's Value          11,978           875            11,103
 Portfolio
Lord Abbett Growth and Income        22,674         2,663            20,011
 Portfolio
MFS Investors Trust Series              771            34               737
MFS New Discovery Series              8,844        71,670           (62,826)
MFS Total Return Series             207,778       218,085           (10,307)
Oppenheimer Capital                  29,996         4,935            25,061
 Appreciation Fund
Oppenheimer Global Securities        63,628        17,925            45,703
 Fund
Oppenheimer Main Street Fund          4,766           899             3,867
Putnam VT Diversified Income          4,825         9,764            (4,939)
 Fund
Putnam VT Global Asset                6,637        35,378           (28,741)
 Allocation Fund
Putnam VT Global Equity Fund         63,704       149,078           (85,374)
Putnam VT Growth and Income         105,871       229,498          (123,627)
 Fund
Putnam VT Health Sciences               148         6,347            (6,199)
 Fund
Putnam VT High Yield Fund            74,501        91,454           (16,953)
Putnam VT Income Fund                98,904       100,689            (1,785)

-------------------------------------------------------------------------------

                                  UNITS         UNITS          NET INCREASE
SUB-ACCOUNT                       ISSUED       REDEEMED         (DECREASE)
--------------------------------------------------------------------------------
Putnam VT International                 571         3,088            (2,517)
 Growth and Income Fund
Putnam VT International             102,637       167,551           (64,914)
 Equity Fund
Putnam VT International New           2,083         6,051            (3,968)
 Opportunities Fund
Putnam VT Investors Fund              3,014        10,660            (7,646)
Putnam VT Money Market Fund             423        21,310           (20,887)
Putnam VT New Opportunities          92,111       151,299           (59,188)
 Fund
Putnam VT New Value Fund                942        10,254            (9,312)
Putnam VT OTC & Emerging                438         8,122            (7,684)
 Growth Fund
Putnam VT Small Cap Value            17,707         1,791            15,916
 Fund
Putnam VT The George Putnam              --        15,143           (15,143)
 Fund of Boston
Putnam VT Utilities Growth              344         3,855            (3,511)
 and Income Fund
Putnam VT Vista Fund                  1,240         4,222            (2,982)
Putnam VT Voyager Fund              187,599       321,405          (133,806)
Putnam VT Capital                    17,760        10,326             7,434
 Opportunities Fund
Putnam VT Equity Income Fund         93,968        11,926            82,042
Van Kampen LIT Comstock              61,136         2,611            58,525
 Portfolio

SEPARATE ACCOUNT VL I

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2007

-------------------------------------------------------------------------------

6.     FINANCIAL HIGHLIGHTS

    The following is a summary of units, unit fair value, contract owners' equity, expense ratios, investment income ratios, and total return showing the minimum and maximum contract charges for which a series of each Sub-Account has outstanding units.

                                                     UNIT         CONTRACT
SUB-ACCOUNT                           UNITS      FAIR VALUE #  OWNERS' EQUITY
-----------------------------------------------------------------------------
ALLIANCEBERNSTEIN VP
 INTERNATIONAL VALUE PORTFOLIO
 2007  Lowest contract charges          172,391    $13.001625      $2,241,366
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges           83,221     12.314196       1,024,800
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
ALLIANCEBERNSTEIN VP SMALL/MID
 CAP VALUE PORTFOLIO
 2007  Lowest contract charges          249,788     11.656335       2,911,607
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges           36,117     11.480951         414,661
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2005  Lowest contract charges            2,118     10.053255          21,294
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
ALLIANCEBERNSTEIN VPS
 INTERNATIONAL GROWTH PORTFOLIO
 2007  Lowest contract charges           58,310     11.735231         684,280
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
AIM V.I. CAPITAL APPRECIATION
 FUND
 2007  Lowest contract charges           27,846     12.614437         351,266
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges           27,579     11.261514         310,582
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
AIM V.I. CORE EQUITY FUND
 2007  Lowest contract charges            5,292     15.685297          83,012
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges            5,903     14.507758          85,640
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --

                                                     INVESTMENT
                                      EXPENSE          INCOME             TOTAL
SUB-ACCOUNT                           RATIO*          RATIO**           RETURN***
---------------------------------  --------------------------------------------------
ALLIANCEBERNSTEIN VP
 INTERNATIONAL VALUE PORTFOLIO
 2007  Lowest contract charges           --              1.00%              5.58%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --              0.08%             13.22%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
ALLIANCEBERNSTEIN VP SMALL/MID
 CAP VALUE PORTFOLIO
 2007  Lowest contract charges           --              0.28%              1.53%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --              0.21%             14.20%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges           --                --               1.55%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
ALLIANCEBERNSTEIN VPS
 INTERNATIONAL GROWTH PORTFOLIO
 2007  Lowest contract charges           --              1.64%              7.72%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
AIM V.I. CAPITAL APPRECIATION
 FUND
 2007  Lowest contract charges           --                --              12.01%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --              0.13%              6.30%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
AIM V.I. CORE EQUITY FUND
 2007  Lowest contract charges           --              0.97%              8.12%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --              1.70%              9.29%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --

-------------------------------------------------------------------------------

                                                     UNIT         CONTRACT
SUB-ACCOUNT                           UNITS      FAIR VALUE #  OWNERS' EQUITY
-----------------------------------------------------------------------------
AIM V.I. MID CAP CORE EQUITY FUND
 2007  Lowest contract charges           89,294    $17.005072      $1,518,444
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges           88,748     15.522798       1,377,617
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2005  Lowest contract charges          155,780     13.954120       2,173,771
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2004  Lowest contract charges          120,671     12.966631       1,564,695
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2003  Lowest contract charges           21,304     11.392463         242,707
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
AIM V.I. SMALL CAP EQUITY FUND
 2007  Lowest contract charges           13,791     12.889339         177,758
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges            7,549     12.253694          92,501
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2005  Lowest contract charges              302     10.434113           3,153
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
AIM V.I. CAPITAL DEVELOPMENT FUND
 2007  Lowest contract charges           32,422     13.312750         431,621
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges           13,950     12.010285         167,538
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2005  Lowest contract charges               26     10.307493             264
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
AMERICAN FUNDS ASSET ALLOCATION
 FUND
 2007  Lowest contract charges          694,553     15.977239      11,097,043
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges          681,812     14.994647      10,223,533
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2005  Lowest contract charges          619,755     13.077484       8,104,836
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2004  Lowest contract charges          422,433     11.982388       5,061,752
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2003  Lowest contract charges          214,096     11.059916       2,367,888
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --

                                                     INVESTMENT
                                      EXPENSE          INCOME             TOTAL
SUB-ACCOUNT                           RATIO*          RATIO**           RETURN***
---------------------------------  --------------------------------------------------
AIM V.I. MID CAP CORE EQUITY FUND
 2007  Lowest contract charges           --              0.22%              9.55%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --              0.73%             11.24%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges           --              0.58%              7.62%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges           --              0.19%             13.82%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2003  Lowest contract charges           --                --              13.93%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
AIM V.I. SMALL CAP EQUITY FUND
 2007  Lowest contract charges           --              0.05%              5.19%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --                --              17.44%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges           --                --               2.12%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
AIM V.I. CAPITAL DEVELOPMENT FUND
 2007  Lowest contract charges           --                --              10.85%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --                --              16.52%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges           --                --               1.90%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
AMERICAN FUNDS ASSET ALLOCATION
 FUND
 2007  Lowest contract charges           --              2.21%              6.55%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --              2.37%             14.66%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges           --              2.58%              9.14%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges           --              2.43%              8.34%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2003  Lowest contract charges           --              3.70%             10.60%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --

SEPARATE ACCOUNT VL I

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                                     UNIT         CONTRACT
SUB-ACCOUNT                           UNITS      FAIR VALUE #  OWNERS' EQUITY
-----------------------------------------------------------------------------
AMERICAN FUNDS BLUE CHIP INCOME
 AND GROWTH FUND
 2007  Lowest contract charges          413,778    $16.351739      $6,765,987
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges          398,044     16.027025       6,379,456
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2005  Lowest contract charges          377,338     13.649702       5,150,556
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2004  Lowest contract charges          470,117     12.728640       5,983,950
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2003  Lowest contract charges          123,221     11.598516       1,429,175
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
AMERICAN FUNDS BOND FUND
 2007  Lowest contract charges          621,048     12.252603       7,609,452
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges          392,511     11.857928       4,654,369
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2005  Lowest contract charges          327,461     11.083750       3,629,494
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2004  Lowest contract charges          381,493     10.910455       4,162,262
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2003  Lowest contract charges          148,641     10.320517       1,534,055
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
AMERICAN FUNDS GLOBAL GROWTH FUND
 2007  Lowest contract charges        4,745,762      1.717724       8,151,909
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges        4,719,493      1.495637       7,058,648
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2005  Lowest contract charges        4,188,598      1.241944       5,202,004
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2004  Lowest contract charges        3,933,758      1.088710       4,282,722
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2003  Lowest contract charges        4,086,581      0.959325       3,920,359
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --

                                                     INVESTMENT
                                      EXPENSE          INCOME             TOTAL
SUB-ACCOUNT                           RATIO*          RATIO**           RETURN***
---------------------------------  --------------------------------------------------
AMERICAN FUNDS BLUE CHIP INCOME
 AND GROWTH FUND
 2007  Lowest contract charges           --              2.55%              2.03%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --              1.16%             17.42%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges           --              1.09%              7.24%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges           --              0.45%              9.74%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2003  Lowest contract charges           --                --              15.99%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
AMERICAN FUNDS BOND FUND
 2007  Lowest contract charges           --              8.54%              3.33%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --              3.83%              6.99%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges           --              3.23%              1.59%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges           --              3.37%              5.72%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2003  Lowest contract charges           --                --               3.21%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
AMERICAN FUNDS GLOBAL GROWTH FUND
 2007  Lowest contract charges           --              2.70%             14.85%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --              0.87%             20.43%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges           --              0.66%             14.08%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges           --              0.46%             13.49%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2003  Lowest contract charges           --              0.34%             35.27%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --

-------------------------------------------------------------------------------

                                                     UNIT         CONTRACT
SUB-ACCOUNT                           UNITS      FAIR VALUE #  OWNERS' EQUITY
-----------------------------------------------------------------------------
AMERICAN FUNDS GROWTH FUND
 2007  Lowest contract charges       18,511,327     $1.325073     $24,528,859
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges       18,156,380      1.179431      21,414,198
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2005  Lowest contract charges       19,569,469      1.070088      20,941,054
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2004  Lowest contract charges       17,621,715      0.920977      16,229,194
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2003  Lowest contract charges       14,413,229      0.818667      11,799,635
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
AMERICAN FUNDS GROWTH-INCOME FUND
 2007  Lowest contract charges       14,957,955      1.533170      22,933,087
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges       15,620,742      1.459565      22,799,489
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2005  Lowest contract charges       15,977,809      1.266953      20,243,133
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2004  Lowest contract charges       15,618,962      1.197136      18,698,022
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2003  Lowest contract charges       13,829,818      1.084618      15,000,069
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
AMERICAN FUNDS INTERNATIONAL FUND
 2007  Lowest contract charges          701,336     25.993056      18,229,871
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges          645,353     21.656876      13,976,334
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2005  Lowest contract charges          578,018     18.202405      10,521,325
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2004  Lowest contract charges          495,532     14.981085       7,423,605
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2003  Lowest contract charges          143,348     12.555634       1,799,827
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --

                                                     INVESTMENT
                                      EXPENSE          INCOME             TOTAL
SUB-ACCOUNT                           RATIO*          RATIO**           RETURN***
---------------------------------  --------------------------------------------------
AMERICAN FUNDS GROWTH FUND
 2007  Lowest contract charges           --              0.80%             12.35%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --              0.79%             10.22%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges           --              0.72%             16.19%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges           --              0.19%             12.50%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2003  Lowest contract charges           --              0.14%             36.80%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
AMERICAN FUNDS GROWTH-INCOME FUND
 2007  Lowest contract charges           --              1.53%              5.04%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --              1.59%             15.20%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges           --              1.35%              5.83%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges           --              0.91%             10.37%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2003  Lowest contract charges           --              1.33%             32.43%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
AMERICAN FUNDS INTERNATIONAL FUND
 2007  Lowest contract charges           --              1.59%             20.02%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --              1.72%             18.98%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges           --              1.63%             21.50%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges           --              1.65%             19.32%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2003  Lowest contract charges           --              2.17%             25.56%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --

SEPARATE ACCOUNT VL I

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                                     UNIT         CONTRACT
SUB-ACCOUNT                           UNITS      FAIR VALUE #  OWNERS' EQUITY
-----------------------------------------------------------------------------
AMERICAN FUNDS NEW WORLD FUND
 2007  Lowest contract charges          229,426    $31.240624      $7,167,408
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges          198,295     23.629455       4,685,604
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2005  Lowest contract charges          159,657     17.820884       2,845,230
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2004  Lowest contract charges           96,348     14.760130       1,422,105
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2003  Lowest contract charges           23,861     12.424553         296,459
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
AMERICAN FUNDS GLOBAL SMALL
 CAPITALIZATION FUND
 2007  Lowest contract charges        2,666,491      2.468617       6,582,545
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges        2,617,299      2.032992       5,320,948
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2005  Lowest contract charges        3,048,788      1.638805       4,996,370
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2004  Lowest contract charges        2,617,731      1.307366       3,422,332
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2003  Lowest contract charges        2,435,621      1.081533       2,634,205
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
FIDELITY VIP ASSET MANAGER
 PORTFOLIO
 2007  Lowest contract charges          534,352      2.625733       1,403,067
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges          685,090      2.273295       1,557,411
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2005  Lowest contract charges          754,646      2.118302       1,598,567
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2004  Lowest contract charges          917,730      2.035964       1,868,465
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2003  Lowest contract charges        1,227,027      1.930394       2,368,645
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --

                                                     INVESTMENT
                                      EXPENSE          INCOME             TOTAL
SUB-ACCOUNT                           RATIO*          RATIO**           RETURN***
---------------------------------  --------------------------------------------------
AMERICAN FUNDS NEW WORLD FUND
 2007  Lowest contract charges           --              3.32%             32.21%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --              1.17%             32.59%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges           --              1.32%             20.74%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges           --              1.64%             18.80%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2003  Lowest contract charges           --                --              24.25%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
AMERICAN FUNDS GLOBAL SMALL
 CAPITALIZATION FUND
 2007  Lowest contract charges           --              3.02%             21.43%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --              0.46%             24.05%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges           --              0.83%             25.35%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges           --                --              20.88%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2003  Lowest contract charges           --              0.56%             53.53%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
FIDELITY VIP ASSET MANAGER
 PORTFOLIO
 2007  Lowest contract charges           --              6.07%             15.50%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --              2.73%              7.32%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges           --              2.74%              4.04%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges           --              2.99%              5.47%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2003  Lowest contract charges           --              3.40%             17.98%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --

-------------------------------------------------------------------------------

                                                     UNIT         CONTRACT
SUB-ACCOUNT                           UNITS      FAIR VALUE #  OWNERS' EQUITY
-----------------------------------------------------------------------------
FIDELITY VIP EQUITY-INCOME
 PORTFOLIO
 2007  Lowest contract charges           34,968    $12.616655        $441,184
    Highest contract charges          5,953,718      3.348026      19,933,203
    Remaining contract charges               --            --              --
 2006  Lowest contract charges           14,000     12.458100         174,410
    Highest contract charges          6,426,390      3.297550      21,191,343
    Remaining contract charges               --            --              --
 2005  Lowest contract charges            2,028     10.387944          21,069
    Highest contract charges          7,023,241      2.743539      19,268,536
    Remaining contract charges               --            --              --
 2004  Lowest contract charges        7,292,679      2.591536      18,899,240
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2003  Lowest contract charges        7,558,138      2.323637      17,562,370
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
FIDELITY VIP CONTRAFUND PORTFOLIO
 2007  Lowest contract charges          232,614     13.972661       3,250,238
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges          136,335     11.911647       1,623,977
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2005  Lowest contract charges           10,890     10.689654         116,411
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
FIDELITY VIP OVERSEAS PORTFOLIO
 2007  Lowest contract charges          722,794      2.978729       2,153,008
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges          890,349      2.539150       2,260,730
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2005  Lowest contract charges        1,049,784      2.150376       2,257,429
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2004  Lowest contract charges        1,219,133      1.806348       2,202,179
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2003  Lowest contract charges        1,974,703      1.589607       3,139,001
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --

                                                     INVESTMENT
                                      EXPENSE          INCOME             TOTAL
SUB-ACCOUNT                           RATIO*          RATIO**           RETURN***
---------------------------------  --------------------------------------------------
FIDELITY VIP EQUITY-INCOME
 PORTFOLIO
 2007  Lowest contract charges           --              2.17%              1.27%
    Highest contract charges             --              1.77%              1.53%
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --              2.79%             19.93%
    Highest contract charges             --              3.34%             20.19%
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges           --                --               3.24%
    Highest contract charges             --              1.60%              5.87%
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges           --              1.54%             11.53%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2003  Lowest contract charges           --              1.77%             30.33%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
FIDELITY VIP CONTRAFUND PORTFOLIO
 2007  Lowest contract charges           --              0.94%             17.30%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --              1.24%             11.43%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges           --                --               3.58%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
FIDELITY VIP OVERSEAS PORTFOLIO
 2007  Lowest contract charges           --              3.28%             17.31%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --              0.90%             18.08%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges           --              0.68%             19.05%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges           --              1.41%             13.64%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2003  Lowest contract charges           --              0.91%             43.37%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --

SEPARATE ACCOUNT VL I

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                                     UNIT         CONTRACT
SUB-ACCOUNT                           UNITS      FAIR VALUE #  OWNERS' EQUITY
-----------------------------------------------------------------------------
FIDELITY VIP MID CAP PORTFOLIO
 2007  Lowest contract charges          165,421    $13.783318      $2,280,055
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges           68,151     11.950350         814,427
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2005  Lowest contract charges            3,894     10.631702          41,397
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
FRANKLIN INCOME SECURITIES FUND
 2007  Lowest contract charges          190,777     11.872911       2,265,075
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges           61,860     11.443038         707,863
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
FRANKLIN SMALL CAP VALUE
 SECURITIES FUND
 2007  Lowest contract charges          252,130     18.707094       4,716,627
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges          264,822     19.163059       5,074,793
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2005  Lowest contract charges          206,086     16.381351       3,375,967
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2004  Lowest contract charges          226,334     15.061082       3,408,832
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2003  Lowest contract charges           40,065     12.170997         487,637
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
MUTUAL SHARES SECURITIES FUND
 2007  Lowest contract charges          309,631     17.350672       5,372,299
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges          248,134     16.767268       4,160,520
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2005  Lowest contract charges          203,621     14.163953       2,884,085
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2004  Lowest contract charges          139,963     12.811952       1,793,194
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2003  Lowest contract charges           48,371     11.375095         550,221
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --

                                                     INVESTMENT
                                      EXPENSE          INCOME             TOTAL
SUB-ACCOUNT                           RATIO*          RATIO**           RETURN***
---------------------------------  --------------------------------------------------
FIDELITY VIP MID CAP PORTFOLIO
 2007  Lowest contract charges           --              0.50%             15.34%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --              0.05%             12.40%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges           --                --               3.65%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
FRANKLIN INCOME SECURITIES FUND
 2007  Lowest contract charges           --              3.14%              3.76%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --              0.06%             12.16%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
FRANKLIN SMALL CAP VALUE
 SECURITIES FUND
 2007  Lowest contract charges           --              0.65%             (2.38)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --              0.57%             16.98%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges           --              0.73%              8.77%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges           --              0.18%             23.75%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2003  Lowest contract charges           --                --              21.71%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
MUTUAL SHARES SECURITIES FUND
 2007  Lowest contract charges           --              1.48%              3.48%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --              1.47%             18.38%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges           --              0.87%             10.55%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges           --              0.82%             12.63%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2003  Lowest contract charges           --                --              13.75%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --

-------------------------------------------------------------------------------

                                                     UNIT         CONTRACT
SUB-ACCOUNT                           UNITS      FAIR VALUE #  OWNERS' EQUITY
-----------------------------------------------------------------------------
TEMPLETON GROWTH SECURITIES FUND
 2007  Lowest contract charges           40,879    $11.955902        $488,740
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges           16,074     11.681704         187,772
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
MUTUAL DISCOVERY SECURITIES FUND
 2007  Lowest contract charges           83,580     12.787292       1,068,763
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges           35,022     11.432675         400,390
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
TEMPLETON GLOBAL INCOME
 SECURITIES FUND
 2007  Lowest contract charges           30,214     11.007928         332,595
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
HARTFORD ADVISERS HLS FUND
 2007  Lowest contract charges        9,048,634      3.408043      30,838,134
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges       10,057,330      3.195934      32,142,564
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2005  Lowest contract charges       11,390,832      2.886947      32,884,727
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2004  Lowest contract charges       12,755,451      2.692139      34,339,447
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2003  Lowest contract charges       13,723,139      2.594991      35,611,423
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
HARTFORD TOTAL RETURN BOND HLS
 FUND
 2007  Lowest contract charges       11,928,069      2.472569      29,492,974
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges       13,485,760      2.362266      31,856,952
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2005  Lowest contract charges       13,338,798      2.254006      30,065,732
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2004  Lowest contract charges       12,219,743      2.200121      26,884,914
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2003  Lowest contract charges       13,588,688      2.102885      28,575,449
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --

                                                     INVESTMENT
                                      EXPENSE          INCOME             TOTAL
SUB-ACCOUNT                           RATIO*          RATIO**           RETURN***
---------------------------------  --------------------------------------------------
TEMPLETON GROWTH SECURITIES FUND
 2007  Lowest contract charges           --              1.34%              2.35%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --              0.03%             11.62%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
MUTUAL DISCOVERY SECURITIES FUND
 2007  Lowest contract charges           --              1.44%             11.85%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --              0.01%             11.43%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
TEMPLETON GLOBAL INCOME
 SECURITIES FUND
 2007  Lowest contract charges           --              0.02%              6.14%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
HARTFORD ADVISERS HLS FUND
 2007  Lowest contract charges           --              2.16%              6.64%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --              2.32%             10.70%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges           --              3.21%              7.24%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges           --              2.04%              3.74%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2003  Lowest contract charges           --              2.41%             18.49%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
HARTFORD TOTAL RETURN BOND HLS
 FUND
 2007  Lowest contract charges           --              4.97%              4.67%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --              4.99%              4.80%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges           --              7.59%              2.45%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges           --              4.71%              4.62%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2003  Lowest contract charges           --              3.65%              7.85%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --

SEPARATE ACCOUNT VL I

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                                     UNIT         CONTRACT
SUB-ACCOUNT                           UNITS      FAIR VALUE #  OWNERS' EQUITY
-----------------------------------------------------------------------------
HARTFORD CAPITAL APPRECIATION HLS
 FUND
 2007  Lowest contract charges       13,966,209     $7.674740    $107,187,019
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges       15,953,011      6.569283     104,799,843
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2005  Lowest contract charges       17,718,110      5.633312      99,811,642
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2004  Lowest contract charges       19,597,610      4.875404      95,546,266
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2003  Lowest contract charges       22,243,450      4.084473      90,852,769
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
HARTFORD DIVIDEND AND GROWTH HLS
 FUND
 2007  Lowest contract charges        7,121,091      4.404234      31,362,951
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges        8,585,977      4.068371      34,930,939
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2005  Lowest contract charges        9,224,403      3.380148      31,179,848
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2004  Lowest contract charges        9,644,370      3.190025      30,765,779
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2003  Lowest contract charges       10,320,680      2.837561      29,285,558
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
HARTFORD GLOBAL ADVISERS HLS FUND
 2007  Lowest contract charges           40,861      1.788088          73,063
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges           58,559      1.533670          89,810
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2005  Lowest contract charges           70,188      1.409162          98,907
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2004  Lowest contract charges           96,089      1.363233         130,992
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2003  Lowest contract charges          112,375      1.209099         135,872
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --

                                                     INVESTMENT
                                      EXPENSE          INCOME             TOTAL
SUB-ACCOUNT                           RATIO*          RATIO**           RETURN***
---------------------------------  --------------------------------------------------
HARTFORD CAPITAL APPRECIATION HLS
 FUND
 2007  Lowest contract charges           --              0.12%             16.83%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --              1.34%             16.62%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges           --              0.93%             15.55%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges           --              0.34%             19.36%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2003  Lowest contract charges           --              0.61%             42.38%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
HARTFORD DIVIDEND AND GROWTH HLS
 FUND
 2007  Lowest contract charges           --              1.57%              8.26%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --              1.80%             20.36%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges           --              1.88%              5.96%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges           --              1.38%             12.42%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2003  Lowest contract charges           --              1.53%             26.80%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
HARTFORD GLOBAL ADVISERS HLS FUND
 2007  Lowest contract charges           --              0.80%             16.59%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --              2.81%              8.84%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges           --              3.51%              3.37%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges           --              0.02%             12.75%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2003  Lowest contract charges           --              0.43%             22.26%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --

-------------------------------------------------------------------------------

                                                     UNIT         CONTRACT
SUB-ACCOUNT                           UNITS      FAIR VALUE #  OWNERS' EQUITY
-----------------------------------------------------------------------------
HARTFORD GLOBAL GROWTH HLS FUND
 2007  Lowest contract charges          100,272     $1.615778        $162,018
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges          106,274      1.292115         137,318
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2005  Lowest contract charges          122,818      1.131997         139,030
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2004  Lowest contract charges          161,223      1.103429         177,897
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2003  Lowest contract charges          202,922      0.925806         187,867
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
HARTFORD GLOBAL TECHNOLOGY HLS
 FUND
 2007  Lowest contract charges           94,193      1.034928          97,482
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges          104,859      0.908928          95,309
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2005  Lowest contract charges          133,151      0.823643         109,669
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2004  Lowest contract charges          208,712      0.740995         154,654
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2003  Lowest contract charges          387,383      0.731126         283,226
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
HARTFORD DISCIPLINED EQUITY HLS
 FUND
 2007  Lowest contract charges        1,383,704      1.662814       2,300,843
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges        1,458,671      1.534766       2,238,719
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2005  Lowest contract charges        1,646,440      1.364817       2,247,089
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2004  Lowest contract charges        1,672,088      1.280563       2,141,214
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2003  Lowest contract charges        1,659,563      1.181232       1,960,328
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --

                                                     INVESTMENT
                                      EXPENSE          INCOME             TOTAL
SUB-ACCOUNT                           RATIO*          RATIO**           RETURN***
---------------------------------  --------------------------------------------------
HARTFORD GLOBAL GROWTH HLS FUND
 2007  Lowest contract charges           --              0.05%             25.05%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --              0.76%             14.15%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges           --              0.72%              2.59%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges           --              0.51%             19.19%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2003  Lowest contract charges           --              0.37%             35.57%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
HARTFORD GLOBAL TECHNOLOGY HLS
 FUND
 2007  Lowest contract charges           --                --              13.86%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --                --              10.36%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges           --              0.31%             11.15%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges           --                --               1.35%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2003  Lowest contract charges           --                --              61.50%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
HARTFORD DISCIPLINED EQUITY HLS
 FUND
 2007  Lowest contract charges           --              1.00%              8.34%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --              1.10%             12.45%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges           --              1.17%              6.58%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges           --              1.12%              8.41%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2003  Lowest contract charges           --              1.41%             28.82%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --

SEPARATE ACCOUNT VL I

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                                     UNIT         CONTRACT
SUB-ACCOUNT                           UNITS      FAIR VALUE #  OWNERS' EQUITY
-----------------------------------------------------------------------------
HARTFORD GROWTH OPPORTUNITIES HLS
 FUND
 2007  Lowest contract charges          223,677    $23.902204      $5,346,370
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges           92,944     18.435854       1,713,495
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2005  Lowest contract charges           96,916     16.452771       1,594,535
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2004  Lowest contract charges           52,410     14.145761         741,383
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2003  Lowest contract charges           25,832     12.071320         311,829
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
HARTFORD INDEX HLS FUND
 2007  Lowest contract charges        7,586,760      3.960309      30,045,913
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges        8,456,949      3.764477      31,835,988
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2005  Lowest contract charges        9,730,753      3.260543      31,727,540
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2004  Lowest contract charges       10,612,928      3.120058      33,112,951
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2003  Lowest contract charges        9,709,746      2.826298      27,442,637
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
HARTFORD INTERNATIONAL SMALL
 COMPANY HLS FUND
 2007  Lowest contract charges           88,093     25.232430       2,222,808
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges           75,865     23.147960       1,756,122
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2005  Lowest contract charges           57,152     17.897193       1,022,857
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2004  Lowest contract charges           44,362     15.090922         669,466
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2003  Lowest contract charges           23,118     12.902318         298,281
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --

                                                     INVESTMENT
                                      EXPENSE          INCOME             TOTAL
SUB-ACCOUNT                           RATIO*          RATIO**           RETURN***
---------------------------------  --------------------------------------------------
HARTFORD GROWTH OPPORTUNITIES HLS
 FUND
 2007  Lowest contract charges           --              0.19%             29.65%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --              0.86%             12.05%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges           --              0.27%             16.31%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges           --                --              17.19%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2003  Lowest contract charges           --                --              20.71%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
HARTFORD INDEX HLS FUND
 2007  Lowest contract charges           --              1.60%              5.20%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --              1.66%             15.46%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges           --              1.88%              4.50%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges           --              1.31%             10.39%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2003  Lowest contract charges           --              1.38%             28.13%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
HARTFORD INTERNATIONAL SMALL
 COMPANY HLS FUND
 2007  Lowest contract charges           --              1.48%              9.01%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --              1.60%             29.34%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges           --              2.24%             18.60%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges           --                --              16.96%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2003  Lowest contract charges           --              2.33%             29.02%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --

-------------------------------------------------------------------------------

                                                     UNIT         CONTRACT
SUB-ACCOUNT                           UNITS      FAIR VALUE #  OWNERS' EQUITY
-----------------------------------------------------------------------------
HARTFORD INTERNATIONAL
 OPPORTUNITIES HLS FUND
 2007  Lowest contract charges        5,872,850     $3.753520     $22,043,860
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges        6,082,069      2.945663      17,915,727
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2005  Lowest contract charges        6,189,142      2.366771      14,648,282
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2004  Lowest contract charges        6,555,816      2.064885      13,537,007
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2003  Lowest contract charges        7,343,106      1.748699      12,840,881
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
HARTFORD MIDCAP HLS FUND
 2007  Lowest contract charges        5,282,178      4.190281      22,133,811
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges        6,229,261      3.634263      22,638,771
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2005  Lowest contract charges        6,435,492      3.252335      20,930,375
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2004  Lowest contract charges        6,875,279      2.784937      19,147,220
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2003  Lowest contract charges        7,132,089      2.391809      17,058,594
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
HARTFORD MIDCAP VALUE HLS FUND
 2007  Lowest contract charges          124,336     19.402626       2,412,450
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges          131,295     18.998199       2,494,362
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2005  Lowest contract charges          132,419     16.116626       2,134,147
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2004  Lowest contract charges          194,558     14.653166       2,850,892
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2003  Lowest contract charges           42,658     12.599619         537,480
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --

                                                     INVESTMENT
                                      EXPENSE          INCOME             TOTAL
SUB-ACCOUNT                           RATIO*          RATIO**           RETURN***
---------------------------------  --------------------------------------------------
HARTFORD INTERNATIONAL
 OPPORTUNITIES HLS FUND
 2007  Lowest contract charges           --              1.18%             27.43%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --              2.70%             24.46%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges           --                --              14.62%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges           --              0.72%             18.08%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2003  Lowest contract charges           --              0.90%             33.10%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
HARTFORD MIDCAP HLS FUND
 2007  Lowest contract charges           --              0.45%             15.30%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --              1.11%             11.74%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges           --              0.40%             16.78%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges           --              0.27%             16.44%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2003  Lowest contract charges           --              0.27%             37.67%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
HARTFORD MIDCAP VALUE HLS FUND
 2007  Lowest contract charges           --              0.44%              2.13%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --              0.95%             17.88%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges           --              0.58%              9.99%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges           --              0.10%             16.30%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2003  Lowest contract charges           --                --              26.00%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --

SEPARATE ACCOUNT VL I

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                                     UNIT         CONTRACT
SUB-ACCOUNT                           UNITS      FAIR VALUE #  OWNERS' EQUITY
-----------------------------------------------------------------------------
HARTFORD MONEY MARKET HLS FUND
 2007  Lowest contract charges       14,796,853     $1.757923     $26,011,728
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges       14,790,918      1.675089      24,776,105
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2005  Lowest contract charges       14,550,657      1.599845      23,278,797
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2004  Lowest contract charges       16,833,071      1.555598      26,185,492
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2003  Lowest contract charges       21,062,670      1.541051      32,458,648
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
HARTFORD MORTGAGE SECURITIES HLS
 FUND
 2007  Lowest contract charges        2,780,588      2.211555       6,149,424
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges        2,843,706      2.139020       6,082,744
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2005  Lowest contract charges        2,962,603      2.043515       6,054,124
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2004  Lowest contract charges        2,876,969      1.996349       5,743,434
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2003  Lowest contract charges        2,932,026      1.917343       5,621,700
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
HARTFORD SMALL COMPANY HLS FUND
 2007  Lowest contract charges        5,076,418      2.545893      12,924,017
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges        5,009,502      2.228805      11,165,202
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2005  Lowest contract charges        6,311,609      1.947811      12,293,821
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2004  Lowest contract charges        6,366,737      1.609664      10,248,307
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2003  Lowest contract charges        7,303,097      1.434873      10,479,017
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --

                                                     INVESTMENT
                                      EXPENSE          INCOME             TOTAL
SUB-ACCOUNT                           RATIO*          RATIO**           RETURN***
---------------------------------  --------------------------------------------------
HARTFORD MONEY MARKET HLS FUND
 2007  Lowest contract charges           --              4.81%              4.95%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --              4.60%              4.70%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges           --              2.77%              2.84%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges           --              0.92%              0.94%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2003  Lowest contract charges           --              0.74%              0.75%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
HARTFORD MORTGAGE SECURITIES HLS
 FUND
 2007  Lowest contract charges           --              5.46%              3.39%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --             10.18%              4.67%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges           --              3.84%              2.36%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges           --              4.85%              4.12%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2003  Lowest contract charges           --              3.25%              2.29%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
HARTFORD SMALL COMPANY HLS FUND
 2007  Lowest contract charges           --              0.24%             14.23%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --              0.17%             14.43%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges           --                --              21.01%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges           --                --              12.18%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2003  Lowest contract charges           --                --              55.87%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --

-------------------------------------------------------------------------------

                                                     UNIT         CONTRACT
SUB-ACCOUNT                           UNITS      FAIR VALUE #  OWNERS' EQUITY
-----------------------------------------------------------------------------
HARTFORD STOCK HLS FUND
 2007  Lowest contract charges        9,146,137     $4.073434     $37,256,185
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges       10,375,158      3.846378      39,906,781
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2005  Lowest contract charges       11,361,659      3.354778      38,115,844
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2004  Lowest contract charges       12,416,388      3.060365      37,998,680
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2003  Lowest contract charges       13,692,226      2.937881      40,226,132
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
HARTFORD VALUE OPPORTUNITIES HLS
 FUND
 2007  Lowest contract charges          161,260     17.686037       2,852,049
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges          167,032     18.873752       3,152,515
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2005  Lowest contract charges          205,345     15.857149       3,256,184
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2004  Lowest contract charges          166,025     14.638700       2,430,388
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2003  Lowest contract charges           14,326     12.314438         176,418
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
LORD ABBETT AMERICA'S VALUE
 PORTFOLIO
 2007  Lowest contract charges           65,309     11.828624         772,512
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges           11,867     11.466028         136,072
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2005  Lowest contract charges               --            --              --
    Highest contract charges                764     10.009346           7,642
    Remaining contract charges               --            --              --

                                                     INVESTMENT
                                      EXPENSE          INCOME             TOTAL
SUB-ACCOUNT                           RATIO*          RATIO**           RETURN***
---------------------------------  --------------------------------------------------
HARTFORD STOCK HLS FUND
 2007  Lowest contract charges           --              0.99%              5.90%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --              1.33%             14.65%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges           --              1.87%              9.62%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges           --              1.06%              4.17%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2003  Lowest contract charges           --              1.19%             26.47%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
HARTFORD VALUE OPPORTUNITIES HLS
 FUND
 2007  Lowest contract charges           --              1.17%             (6.29)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --              1.22%             19.02%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges           --              1.49%              8.32%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges           --              0.34%             18.87%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2003  Lowest contract charges           --                --              23.14%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
LORD ABBETT AMERICA'S VALUE
 PORTFOLIO
 2007  Lowest contract charges           --              5.88%              3.16%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --              5.15%             14.55%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges           --                --                 --
    Highest contract charges             --             20.38%              0.51%
    Remaining contract charges           --                --                 --

SEPARATE ACCOUNT VL I

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                                     UNIT         CONTRACT
SUB-ACCOUNT                           UNITS      FAIR VALUE #  OWNERS' EQUITY
-----------------------------------------------------------------------------
LORD ABBETT GROWTH AND INCOME
 PORTFOLIO
 2007  Lowest contract charges           26,664    $12.579832        $335,423
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges           20,139     12.161720         244,921
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2005  Lowest contract charges              128     10.370449           1,323
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
MFS INVESTORS TRUST SERIES
 2007  Lowest contract charges            4,843     13.010156          63,002
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges              737     11.794638           8,695
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
MFS NEW DISCOVERY SERIES
 2007  Lowest contract charges           18,516     15.767530         291,956
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges           20,168     15.380400         310,194
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2005  Lowest contract charges           82,994     13.585071       1,127,475
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2004  Lowest contract charges           69,511     12.907985         897,244
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2003  Lowest contract charges           11,699     12.118057         141,770
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
MFS TOTAL RETURN SERIES
 2007  Lowest contract charges          174,590     14.382866       2,511,104
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges          165,378     13.801173       2,282,404
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2005  Lowest contract charges          175,685     12.334140       2,166,928
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2004  Lowest contract charges          113,621     11.995951       1,362,994
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2003  Lowest contract charges           61,329     10.776006         660,879
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --

                                                     INVESTMENT
                                      EXPENSE          INCOME             TOTAL
SUB-ACCOUNT                           RATIO*          RATIO**           RETURN***
---------------------------------  --------------------------------------------------
LORD ABBETT GROWTH AND INCOME
 PORTFOLIO
 2007  Lowest contract charges           --              1.30%              3.44%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --              2.43%             17.27%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges           --              5.85%              2.64%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
MFS INVESTORS TRUST SERIES
 2007  Lowest contract charges           --              0.63%             10.31%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --              0.04%             12.99%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
MFS NEW DISCOVERY SERIES
 2007  Lowest contract charges           --                --               2.52%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --                --              13.22%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges           --                --               5.25%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges           --                --               6.52%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2003  Lowest contract charges           --                --              21.18%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
MFS TOTAL RETURN SERIES
 2007  Lowest contract charges           --              2.50%              4.22%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --              2.30%             11.89%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges           --              1.67%              2.82%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges           --              1.39%             11.32%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2003  Lowest contract charges           --                --               7.76%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --

-------------------------------------------------------------------------------

                                                     UNIT         CONTRACT
SUB-ACCOUNT                           UNITS      FAIR VALUE #  OWNERS' EQUITY
-----------------------------------------------------------------------------
U.S. MID CAP VALUE
 2007  Lowest contract charges           37,869    $10.757939        $407,388
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
OPPENHEIMER CAPITAL APPRECIATION
 FUND
 2007  Lowest contract charges           33,740     12.768186         430,804
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges           25,978     11.214030         291,316
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2005  Lowest contract charges              917     10.414050           9,546
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
OPPENHEIMER GLOBAL SECURITIES
 FUND
 2007  Lowest contract charges           71,763     13.334725         956,935
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges           50,783     12.570301         638,356
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2005  Lowest contract charges            5,080     10.710592          54,407
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
OPPENHEIMER MAIN STREET FUND
 2007  Lowest contract charges           29,858     12.387474         369,859
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges            4,329     11.893698          51,488
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2005  Lowest contract charges              462     10.364164           4,784
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
PUTNAM VT DIVERSIFIED INCOME FUND
 2007  Lowest contract charges           29,408     21.692473         637,939
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges           31,711     20.819828         660,224
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2005  Lowest contract charges           36,650     19.530112         715,783
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2004  Lowest contract charges           46,443     18.910417         878,263
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2003  Lowest contract charges           67,831     17.256953       1,170,553
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --

                                                     INVESTMENT
                                      EXPENSE          INCOME             TOTAL
SUB-ACCOUNT                           RATIO*          RATIO**           RETURN***
---------------------------------  --------------------------------------------------
U.S. MID CAP VALUE
 2007  Lowest contract charges           --                --               0.26%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
OPPENHEIMER CAPITAL APPRECIATION
 FUND
 2007  Lowest contract charges           --              0.01%             13.86%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --              0.01%              7.68%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges           --                --               3.86%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
OPPENHEIMER GLOBAL SECURITIES
 FUND
 2007  Lowest contract charges           --              1.01%              6.08%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --              0.27%             17.36%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges           --                --               4.57%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
OPPENHEIMER MAIN STREET FUND
 2007  Lowest contract charges           --              0.36%              4.15%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --              0.24%             14.76%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges           --                --               2.32%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
PUTNAM VT DIVERSIFIED INCOME FUND
 2007  Lowest contract charges           --              5.05%              4.19%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --              5.89%              6.60%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges           --              7.78%              3.28%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges           --              9.84%              9.58%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2003  Lowest contract charges           --             13.02%             20.27%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --

SEPARATE ACCOUNT VL I

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                                     UNIT         CONTRACT
SUB-ACCOUNT                           UNITS      FAIR VALUE #  OWNERS' EQUITY
-----------------------------------------------------------------------------
PUTNAM VT GLOBAL ASSET ALLOCATION
 FUND
 2007  Lowest contract charges           84,050    $29.602231      $2,488,079
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges           96,878     28.694786       2,779,901
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2005  Lowest contract charges          125,619     25.385139       3,188,847
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2004  Lowest contract charges          146,259     23.680233       3,463,443
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2003  Lowest contract charges          221,162     21.674078       4,793,484
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
PUTNAM VT GLOBAL EQUITY FUND
 2007  Lowest contract charges          388,661     32.591358      12,666,991
    Highest contract charges              1,679     19.251565          32,318
    Remaining contract charges               --            --              --
 2006  Lowest contract charges          455,485     29.800420      13,573,633
    Highest contract charges              1,455     17.658324          25,698
    Remaining contract charges               --            --              --
 2005  Lowest contract charges          540,385     24.129019      13,038,961
    Highest contract charges              1,929     14.331216          27,651
    Remaining contract charges               --            --              --
 2004  Lowest contract charges          596,158     22.118357      13,186,038
    Highest contract charges                543     13.174300           7,150
    Remaining contract charges               --            --              --
 2003  Lowest contract charges          699,352     19.412578      13,576,229
    Highest contract charges                 29     11.588901             333
    Remaining contract charges               --            --              --
PUTNAM VT GROWTH AND INCOME FUND
 2007  Lowest contract charges           17,095     14.469512         247,358
    Highest contract charges            723,548     35.071434      25,375,850
    Remaining contract charges               --            --              --
 2006  Lowest contract charges           14,234     15.399391         219,190
    Highest contract charges            846,425     37.228527      31,511,147
    Remaining contract charges               --            --              --
 2005  Lowest contract charges            7,307     13.285600          97,079
    Highest contract charges            976,979     32.040356      31,302,740
    Remaining contract charges               --            --              --
 2004  Lowest contract charges            3,616     12.625543          45,653
    Highest contract charges          1,066,335     30.370460      32,385,077
    Remaining contract charges               --            --              --
 2003  Lowest contract charges            1,627     11.362976          18,489
    Highest contract charges          1,273,166     27.270997      34,720,513
    Remaining contract charges               --            --              --

                                                     INVESTMENT
                                      EXPENSE          INCOME             TOTAL
SUB-ACCOUNT                           RATIO*          RATIO**           RETURN***
---------------------------------  --------------------------------------------------
PUTNAM VT GLOBAL ASSET ALLOCATION
 FUND
 2007  Lowest contract charges           --              0.72%              3.16%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --              3.12%             13.04%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges           --              1.40%              7.20%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges           --              3.32%              9.26%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2003  Lowest contract charges           --              4.55%             22.04%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
PUTNAM VT GLOBAL EQUITY FUND
 2007  Lowest contract charges           --              2.27%              9.37%
    Highest contract charges             --              2.01%              9.02%
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --              0.58%             23.50%
    Highest contract charges             --              0.38%             23.22%
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges           --              1.02%              9.09%
    Highest contract charges             --              0.37%              8.78%
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges           --              2.23%             13.94%
    Highest contract charges             --              1.66%             13.68%
    Remaining contract charges           --                --                 --
 2003  Lowest contract charges           --              1.29%             29.54%
    Highest contract charges             --                --              15.89%
    Remaining contract charges           --                --                 --
PUTNAM VT GROWTH AND INCOME FUND
 2007  Lowest contract charges           --              1.23%             (6.04)%
    Highest contract charges             --              1.58%             (5.79)%
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --              1.31%             15.91%
    Highest contract charges             --              1.80%             16.19%
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges           --              1.14%              5.23%
    Highest contract charges             --              1.79%              5.50%
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges           --              1.36%             11.11%
    Highest contract charges             --              1.80%             11.37%
    Remaining contract charges           --                --                 --
 2003  Lowest contract charges           --                --              13.63%
    Highest contract charges             --              2.22%             27.69%
    Remaining contract charges           --                --                 --

-------------------------------------------------------------------------------

                                                     UNIT         CONTRACT
SUB-ACCOUNT                           UNITS      FAIR VALUE #  OWNERS' EQUITY
-----------------------------------------------------------------------------
PUTNAM VT HEALTH SCIENCES FUND
 2007  Lowest contract charges           30,430    $14.336048        $436,251
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges           35,740     14.388482         514,252
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2005  Lowest contract charges           41,939     13.960596         585,495
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2004  Lowest contract charges           58,254     12.300632         716,563
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2003  Lowest contract charges           84,016     11.463412         963,106
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
PUTNAM VT HIGH YIELD FUND
 2007  Lowest contract charges          227,189     25.975431       5,901,342
    Highest contract charges             60,240     14.160292         853,019
    Remaining contract charges               --            --              --
 2006  Lowest contract charges          269,305     25.143715       6,771,321
    Highest contract charges             57,876     13.775449         797,272
    Remaining contract charges               --            --              --
 2005  Lowest contract charges          310,861     22.734033       7,067,115
    Highest contract charges             33,273     12.463889         414,717
    Remaining contract charges               --            --              --
 2004  Lowest contract charges          376,882     21.972422       8,281,001
    Highest contract charges             23,650     12.089639         285,921
    Remaining contract charges               --            --              --
 2003  Lowest contract charges          441,668     19.796707       8,743,564
    Highest contract charges              1,576     10.936633          17,237
    Remaining contract charges               --            --              --
PUTNAM VT INCOME FUND
 2007  Lowest contract charges          300,002     22.479655       6,743,930
    Highest contract charges             42,901     11.701925         502,028
    Remaining contract charges               --            --              --
 2006  Lowest contract charges          297,132     21.318359       6,334,359
    Highest contract charges             29,866     11.120988         332,140
    Remaining contract charges               --            --              --
 2005  Lowest contract charges          307,922     20.337007       6,262,201
    Highest contract charges             20,861     10.640021         221,964
    Remaining contract charges               --            --              --
 2004  Lowest contract charges          328,095     19.822044       6,503,512
    Highest contract charges             13,483     10.394738         140,156
    Remaining contract charges               --            --              --
 2003  Lowest contract charges          383,786     18.928406       7,264,462
    Highest contract charges              2,893      9.953490          28,794
    Remaining contract charges               --            --              --

                                                     INVESTMENT
                                      EXPENSE          INCOME             TOTAL
SUB-ACCOUNT                           RATIO*          RATIO**           RETURN***
---------------------------------  --------------------------------------------------
PUTNAM VT HEALTH SCIENCES FUND
 2007  Lowest contract charges           --              1.13%             (0.36)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --              0.53%              3.07%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges           --              0.34%             13.50%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges           --              0.42%              7.30%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2003  Lowest contract charges           --              0.83%             18.80%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
PUTNAM VT HIGH YIELD FUND
 2007  Lowest contract charges           --              8.19%              3.31%
    Highest contract charges             --              7.20%              2.79%
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --              8.03%             10.60%
    Highest contract charges             --              5.48%             10.52%
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges           --              8.59%              3.47%
    Highest contract charges             --              7.34%              3.10%
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges           --              8.87%             10.99%
    Highest contract charges             --              3.37%             10.54%
    Remaining contract charges           --                --                 --
 2003  Lowest contract charges           --             10.99%             26.86%
    Highest contract charges             --                --               9.37%
    Remaining contract charges           --                --                 --
PUTNAM VT INCOME FUND
 2007  Lowest contract charges           --              5.22%              5.45%
    Highest contract charges             --              4.73%              5.22%
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --              4.49%              4.83%
    Highest contract charges             --              3.90%              4.52%
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges           --              3.45%              2.60%
    Highest contract charges             --              2.98%              2.36%
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges           --              4.30%              4.72%
    Highest contract charges             --              1.71%              4.43%
    Remaining contract charges           --                --                 --
 2003  Lowest contract charges           --              4.76%              4.70%
    Highest contract charges             --                --              (0.47)%
    Remaining contract charges           --                --                 --

SEPARATE ACCOUNT VL I

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                                     UNIT         CONTRACT
SUB-ACCOUNT                           UNITS      FAIR VALUE #  OWNERS' EQUITY
-----------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL GROWTH
 AND INCOME FUND
 2007  Lowest contract charges           12,929    $22.199807        $287,015
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges           24,728     20.691059         511,657
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2005  Lowest contract charges           27,245     16.212019         441,691
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2004  Lowest contract charges           30,043     14.179491         425,989
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2003  Lowest contract charges           38,423     11.688479         449,102
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
PUTNAM VT INTERNATIONAL EQUITY
 FUND
 2007  Lowest contract charges               --     21.872886              --
    Highest contract charges             17,226     21.369414         368,101
    Remaining contract charges          399,163            --       8,730,839
 2006  Lowest contract charges               --     18.422748              --
    Highest contract charges             12,951     19.719498         255,395
    Remaining contract charges          453,328            --       9,129,476
 2005  Lowest contract charges          524,981     15.728136       8,256,972
    Highest contract charges              6,212     15.439804          95,918
    Remaining contract charges               --            --              --
 2004  Lowest contract charges          572,314     13.986237       8,004,516
    Highest contract charges              2,703     13.761280          37,199
    Remaining contract charges               --            --              --
 2003  Lowest contract charges               --     10.983758              --
    Highest contract charges                797     11.843322           9,439
    Remaining contract charges          832,124            --       9,991,221
PUTNAM VT INTERNATIONAL NEW
 OPPORTUNITIES FUND
 2007  Lowest contract charges           13,449     19.444746         261,504
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges           14,846     17.128684         254,293
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2005  Lowest contract charges           18,814     13.548679         254,903
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2004  Lowest contract charges           23,942     11.419666         273,410
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2003  Lowest contract charges           39,327     10.050111         395,239
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --

                                                     INVESTMENT
                                      EXPENSE          INCOME             TOTAL
SUB-ACCOUNT                           RATIO*          RATIO**           RETURN***
---------------------------------  --------------------------------------------------
PUTNAM VT INTERNATIONAL GROWTH
 AND INCOME FUND
 2007  Lowest contract charges           --              2.13%              7.29%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --              1.41%             27.63%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges           --              1.06%             14.33%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges           --              1.43%             21.31%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2003  Lowest contract charges           --              2.05%             38.37%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
PUTNAM VT INTERNATIONAL EQUITY
 FUND
 2007  Lowest contract charges           --                --               8.61%
    Highest contract charges             --              2.56%              8.37%
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --                --              28.04%
    Highest contract charges             --              0.53%             27.72%
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges           --              1.68%             12.45%
    Highest contract charges             --              1.12%             12.20%
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges           --              1.62%             16.49%
    Highest contract charges             --              1.00%             16.19%
    Remaining contract charges           --                --                 --
 2003  Lowest contract charges           --              1.04%             28.89%
    Highest contract charges             --                --              18.43%
    Remaining contract charges           --                --                 --
PUTNAM VT INTERNATIONAL NEW
 OPPORTUNITIES FUND
 2007  Lowest contract charges           --              1.09%             13.52%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --              1.54%             26.42%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges           --              0.93%             18.64%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges           --              1.34%             13.63%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2003  Lowest contract charges           --              0.57%             33.59%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --

-------------------------------------------------------------------------------

                                                     UNIT         CONTRACT
SUB-ACCOUNT                           UNITS      FAIR VALUE #  OWNERS' EQUITY
-----------------------------------------------------------------------------
PUTNAM VT INVESTORS FUND
 2007  Lowest contract charges           35,393    $11.636062        $411,839
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges           43,534     12.236223         532,688
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2005  Lowest contract charges           51,180     10.711383         548,214
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2004  Lowest contract charges           58,862      9.824339         578,282
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2003  Lowest contract charges           86,994      8.688642         755,862
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
PUTNAM VT MONEY MARKET FUND
 2007  Lowest contract charges           93,606      1.746726         163,505
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges          116,312      1.662379         193,354
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2005  Lowest contract charges          137,199      1.588794         217,981
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2004  Lowest contract charges          283,534      1.545717         438,263
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2003  Lowest contract charges          710,301      1.531768       1,088,016
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
PUTNAM VT NEW OPPORTUNITIES FUND
 2007  Lowest contract charges            2,095     16.046422          33,617
    Highest contract charges            519,626     25.945436      13,481,922
    Remaining contract charges               --            --              --
 2006  Lowest contract charges            1,144     15.175568          17,355
    Highest contract charges            580,264     24.472443      14,200,480
    Remaining contract charges               --            --              --
 2005  Lowest contract charges            1,666     13.979089          23,284
    Highest contract charges            638,930     22.488065      14,368,299
    Remaining contract charges               --            --              --
 2004  Lowest contract charges              854     12.708018          10,851
    Highest contract charges            752,967     20.383662      15,348,232
    Remaining contract charges               --            --              --
 2003  Lowest contract charges              108     11.520422           1,246
    Highest contract charges            943,488     18.434963      17,393,171
    Remaining contract charges               --            --              --

                                                     INVESTMENT
                                      EXPENSE          INCOME             TOTAL
SUB-ACCOUNT                           RATIO*          RATIO**           RETURN***
---------------------------------  --------------------------------------------------
PUTNAM VT INVESTORS FUND
 2007  Lowest contract charges           --              0.59%             (4.91)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --              0.67%             14.24%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges           --              1.24%              9.03%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges           --              0.75%             13.07%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2003  Lowest contract charges           --              0.77%             27.25%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
PUTNAM VT MONEY MARKET FUND
 2007  Lowest contract charges           --              4.93%              5.07%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --              4.51%              4.63%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges           --              2.58%              2.79%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges           --              0.84%              0.91%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2003  Lowest contract charges           --              0.78%              0.76%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
PUTNAM VT NEW OPPORTUNITIES FUND
 2007  Lowest contract charges           --                --               5.74%
    Highest contract charges             --              0.16%              6.02%
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --                --               8.56%
    Highest contract charges             --              0.17%              8.82%
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges           --              0.07%             10.00%
    Highest contract charges             --              0.37%             10.32%
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges           --                --              10.31%
    Highest contract charges             --                --              10.57%
    Remaining contract charges           --                --                 --
 2003  Lowest contract charges           --                --              15.20%
    Highest contract charges             --                --              32.70%
    Remaining contract charges           --                --                 --

SEPARATE ACCOUNT VL I

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                                     UNIT         CONTRACT
SUB-ACCOUNT                           UNITS      FAIR VALUE #  OWNERS' EQUITY
-----------------------------------------------------------------------------
PUTNAM VT NEW VALUE FUND
 2007  Lowest contract charges           25,842    $20.677264        $534,349
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges           41,358     21.678201         896,576
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2005  Lowest contract charges           50,670     18.642121         944,598
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2004  Lowest contract charges           59,201     17.564560       1,039,846
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2003  Lowest contract charges           98,728     15.171400       1,497,845
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
PUTNAM VT OTC & EMERGING GROWTH
 FUND
 2007  Lowest contract charges           33,225      9.000886         299,053
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges           40,760      7.974374         325,034
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2005  Lowest contract charges           48,444      7.077526         342,864
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2004  Lowest contract charges           59,918      6.548058         392,349
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2003  Lowest contract charges          102,476      6.007790         615,654
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
PUTNAM VT SMALL CAP VALUE FUND
 2007  Lowest contract charges           41,754     10.300530         430,083
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges           17,547     11.801519         207,076
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2005  Lowest contract charges            1,631     10.061432          16,411
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --

                                                     INVESTMENT
                                      EXPENSE          INCOME             TOTAL
SUB-ACCOUNT                           RATIO*          RATIO**           RETURN***
---------------------------------  --------------------------------------------------
PUTNAM VT NEW VALUE FUND
 2007  Lowest contract charges           --              1.45%             (4.62)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --              1.30%             16.29%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges           --              1.09%              6.14%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges           --              1.19%             15.77%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2003  Lowest contract charges           --              1.65%             32.86%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
PUTNAM VT OTC & EMERGING GROWTH
 FUND
 2007  Lowest contract charges           --                --              12.87%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --                --              12.67%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges           --                --               8.09%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges           --                --               8.99%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2003  Lowest contract charges           --                --              35.94%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
PUTNAM VT SMALL CAP VALUE FUND
 2007  Lowest contract charges           --              0.40%            (12.72)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --              0.18%             17.30%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges           --                --               0.35%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --

-------------------------------------------------------------------------------

                                                     UNIT         CONTRACT
SUB-ACCOUNT                           UNITS      FAIR VALUE #  OWNERS' EQUITY
-----------------------------------------------------------------------------
PUTNAM VT THE GEORGE PUTNAM FUND
 OF BOSTON
 2007  Lowest contract charges           17,247    $16.092548        $277,550
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges           31,998     15.910698         509,110
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2005  Lowest contract charges           47,141     14.177205         668,326
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2004  Lowest contract charges           60,015     13.603625         816,424
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2003  Lowest contract charges           79,692     12.540269         999,355
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
PUTNAM VT UTILITIES GROWTH AND
 INCOME FUND
 2007  Lowest contract charges           41,125     38.103792       1,567,002
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges           46,977     31.688447       1,488,632
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2005  Lowest contract charges           50,488     24.890887       1,256,682
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2004  Lowest contract charges           58,654     22.847531       1,340,103
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2003  Lowest contract charges           94,758     18.747452       1,776,466
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
PUTNAM VT VISTA FUND
 2007  Lowest contract charges           18,346     14.185345         260,245
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges           22,747     13.629598         310,038
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2005  Lowest contract charges           25,729     12.891632         331,683
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2004  Lowest contract charges           34,062     11.461246         390,398
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2003  Lowest contract charges           56,148      9.639100         541,215
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --

                                                     INVESTMENT
                                      EXPENSE          INCOME             TOTAL
SUB-ACCOUNT                           RATIO*          RATIO**           RETURN***
---------------------------------  --------------------------------------------------
PUTNAM VT THE GEORGE PUTNAM FUND
 OF BOSTON
 2007  Lowest contract charges           --              3.54%              1.14%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --              2.81%             12.23%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges           --              2.30%              4.22%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges           --              2.17%              8.48%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2003  Lowest contract charges           --              2.85%             17.35%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
PUTNAM VT UTILITIES GROWTH AND
 INCOME FUND
 2007  Lowest contract charges           --              1.89%             20.25%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --              3.12%             27.31%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges           --              2.15%              8.94%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges           --              2.63%             21.87%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2003  Lowest contract charges           --              4.34%             25.00%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
PUTNAM VT VISTA FUND
 2007  Lowest contract charges           --                --               4.08%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --                --               5.72%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges           --                --              12.48%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges           --                --              18.90%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2003  Lowest contract charges           --                --              33.42%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --

SEPARATE ACCOUNT VL I

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                                     UNIT         CONTRACT
SUB-ACCOUNT                           UNITS      FAIR VALUE #  OWNERS' EQUITY
-----------------------------------------------------------------------------
PUTNAM VT VOYAGER FUND
 2007  Lowest contract charges          785,127    $34.117626     $26,786,655
    Highest contract charges             23,060     13.849855         319,371
    Remaining contract charges               --            --              --
 2006  Lowest contract charges          902,677     32.251178      29,112,385
    Highest contract charges             20,704     13.125279         271,745
    Remaining contract charges               --            --              --
 2005  Lowest contract charges        1,043,240     30.510819      31,830,092
    Highest contract charges             13,947     12.448612         173,625
    Remaining contract charges               --            --              --
 2004  Lowest contract charges        1,187,603     28.800926      34,204,053
    Highest contract charges              9,196     11.778147         108,307
    Remaining contract charges               --            --              --
 2003  Lowest contract charges        1,471,936     27.341904      40,245,528
    Highest contract charges              1,683     11.213819          18,877
    Remaining contract charges               --            --              --
PUTNAM VT CAPITAL OPPORTUNITIES
 FUND
 2007  Lowest contract charges           48,768     16.311191         795,465
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges           33,514     18.033203         604,366
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2005  Lowest contract charges           26,080     15.651902         408,203
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2004  Lowest contract charges           12,804     14.208783         181,932
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2003  Lowest contract charges            5,210     12.028998          62,672
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
PUTNAM VT EQUITY INCOME FUND
 2007  Lowest contract charges           52,576     16.442989         864,502
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges          138,326     15.934960       2,204,213
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2005  Lowest contract charges           56,284     13.408382         754,677
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2004  Lowest contract charges           35,778     12.708724         454,698
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2003  Lowest contract charges           30,054     11.365596         341,586
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --

                                                     INVESTMENT
                                      EXPENSE          INCOME             TOTAL
SUB-ACCOUNT                           RATIO*          RATIO**           RETURN***
---------------------------------  --------------------------------------------------
PUTNAM VT VOYAGER FUND
 2007  Lowest contract charges           --              0.03%              5.79%
    Highest contract charges             --                --               5.52%
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --              0.38%              5.70%
    Highest contract charges             --              0.10%              5.44%
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges           --              0.93%              5.94%
    Highest contract charges             --              0.55%              5.69%
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges           --              0.48%              5.34%
    Highest contract charges             --              0.13%              5.03%
    Remaining contract charges           --                --                 --
 2003  Lowest contract charges           --              0.66%             25.18%
    Highest contract charges             --                --              12.14%
    Remaining contract charges           --                --                 --
PUTNAM VT CAPITAL OPPORTUNITIES
 FUND
 2007  Lowest contract charges           --                --              (9.55)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --              0.07%             15.21%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges           --                --              10.16%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges           --              0.37%             18.12%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2003  Lowest contract charges           --              6.90%             20.29%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
PUTNAM VT EQUITY INCOME FUND
 2007  Lowest contract charges           --              1.25%              3.19%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --              0.90%             18.84%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges           --              0.85%              5.51%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges           --              0.12%             11.82%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2003  Lowest contract charges           --              0.82%             13.66%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --

-------------------------------------------------------------------------------

                                                     UNIT         CONTRACT
SUB-ACCOUNT                           UNITS      FAIR VALUE #  OWNERS' EQUITY
-----------------------------------------------------------------------------
VAN KAMPEN LIT COMSTOCK PORTFOLIO
 2007  Lowest contract charges           76,587    $11.765234        $901,060
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges           60,893     12.045674         733,493
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2005  Lowest contract charges            2,368     10.380228          24,585
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --

                                                     INVESTMENT
                                      EXPENSE          INCOME             TOTAL
SUB-ACCOUNT                           RATIO*          RATIO**           RETURN***
---------------------------------  --------------------------------------------------
VAN KAMPEN LIT COMSTOCK PORTFOLIO
 2007  Lowest contract charges           --              1.41%             (2.33)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --              0.79%             16.04%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges           --                --               4.28%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --

* This represents the annualized contract expenses of the Sub-Account for the year indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the Funds and charges made directly to contract owner accounts through the redemption of units.

** These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the Fund, net of management fees assessed by the Fund's manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense risk charges, that result in direct reductions in the unit values. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the Fund in which the Sub-Accounts invest.

*** This represents the total return for the year indicated and reflects a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Account. The total return is calculated for the year indicated or from the effective date through the end of the reporting period.

#  Rounded unit values

    Summary of the Account's expense charges, including Mortality and Expense Risk Charges, Administrative charges and Riders (if applicable) assessed. These fees are either assessed as a direct reduction in unit values or through a redemption of units for all contracts contained within the Account.

MORTALITY AND EXPENSE RISK CHARGES:

    The Company will charge an expense ranging from 0.50% to 1.40% of the contract's value for mortality and expense risks undertaken by the Company.

    These charges are a redemption of units.

ADMINISTRATIVE CHARGES:

    The Company will charge an expense ranging from $7.50 to $25 per coverage month for administrative services provided by the Company.

    These charges are a redemption of units.

RIDERS:

    The Company will charge an expense for various Rider charges, such as Enhanced No Lapse Guarantee, Term Insurance and Death Benefit Guarantee, Deduction Amount Waiver, Waiver of Specified Amount Disability Benefit, Accidental Death Benefit, Yearly Renewable Term Life Insurance, Guaranteed Withdrawal Benefit, Waiver of Scheduled Premium Option, Lifetime No Lapse Guarantee, LifeAccess Accelerated Benefit and Child Insurance.

    These deductions range from:

       -   $0.01 - $0.10 per $1,000 of Face Amount

       -   $0.09 - $179.44 per $1,000 of net amount at risk

       -   6.9% - 34.5% of the monthly deduction amount

       -   $0.04 - $0.199 per $1.00 of the specified amount

       -   $0.083 - $0.183 per $1,000 of net amount at risk

       -   $0.68 - $125.71 per $1,000 of net amount at risk

       -   .5% - .75% of the monthly deduction amount

       -   11% each time waived

       -   $0.01 - $.06 per $1,000 of Face Amount

       -   $0.041 - $41.176 per $1,000 of net amount at risk

       -   $6.00 per 1,000 of coverage

    These charges are a redemption of units.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Stockholder of Hartford Life Insurance Company
Hartford, Connecticut

We have audited the accompanying consolidated balance sheets of Hartford Life Insurance Company and its subsidiaries (the "Company") as of December 31, 2007 and 2006, and the related consolidated statements of income, changes in stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2007. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on the financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal controls over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of Hartford Life Insurance Company and its subsidiaries as of December 31, 2007 and 2006, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2007, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP
Hartford, Connecticut
February 20, 2008

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                       CONSOLIDATED STATEMENTS OF INCOME

                                                   FOR THE YEARS ENDED
                                                       DECEMBER 31,
                                            2007           2006           2005
                                                      (IN MILLIONS)
--------------------------------------------------------------------------------
REVENUES
 Fee income and other                       $3,509         $3,113         $2,811
 Earned premiums                               983            547            449
 Net investment income                       3,048          2,728          2,569
 Net realized capital gains (losses)          (934)          (299)            75
                                          --------       --------       --------
                          TOTAL REVENUES     6,606          6,089          5,904
                                          --------       --------       --------
BENEFITS, CLAIMS AND EXPENSES
 Benefits, loss and loss adjustment
  expenses                                   3,980          3,205          3,008
 Insurance expenses and other                1,192            853            798
 Amortization of deferred policy
  acquisition costs and present value of
  future profits                               515          1,175            945
 Dividends to policyholders                     11             22             37
                                          --------       --------       --------
     TOTAL BENEFITS, LOSSES AND EXPENSES     5,698          5,255          4,788
                                          --------       --------       --------
 Income before income tax expense              908            834          1,116
 Income tax expense                            168            103            207
                                          --------       --------       --------
                              NET INCOME      $740           $731           $909
                                          --------       --------       --------

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                          CONSOLIDATED BALANCE SHEETS

                                                        AS OF DECEMBER 31,
                                                      2007              2006
                                                       (IN MILLIONS, EXCEPT
                                                          FOR SHARE DATA)
--------------------------------------------------------------------------------
ASSETS
 Investments
 Fixed maturities, available for sale, at fair
  value (amortized cost of $46,208 and $43,846)        $45,611           $44,646
 Equity securities, available for sale, at fair
  value (cost of $763 and $267)                            722               275
 Equity securities, held for trading, at fair
  value                                                     --                 1
 Policy loans, at outstanding balance                    2,016             2,009
 Mortgage loans on real estate                           4,166             2,631
 Short-term investments                                    752               694
 Other investments                                       1,726             1,023
                                                   -----------       -----------
                                TOTAL INVESTMENTS       54,993            51,279
                                                   -----------       -----------
 Cash                                                      281               186
 Premiums receivable and agents' balances                   28                29
 Reinsurance recoverables                                1,730             1,393
 Deferred policy acquisition costs and present
  value of future profits                                8,393             7,334
 Goodwill                                                  186               186
 Other assets                                            1,348             1,120
 Separate account assets                               199,253           179,943
                                                   -----------       -----------
                                     TOTAL ASSETS     $266,212          $241,470
                                                   -----------       -----------
LIABILITIES
 Reserve for future policy benefits                     $9,396            $8,209
 Other policyholder funds                               42,377            40,191
 Consumer Notes                                            809               258
 Deferred income taxes                                     124               491
 Other liabilities                                       6,621             4,718
 Separate account liabilities                          199,253           179,943
                                                   -----------       -----------
                                TOTAL LIABILITIES      258,580           233,810
                                                   -----------       -----------
COMMITMENTS AND CONTINGENT LIABILITIES, NOTE 10             --                --
STOCKHOLDER'S EQUITY
 Common stock -- 1,000 shares authorized, issued
  and outstanding, par value $5,690                          6                 6
 Capital surplus                                         2,888             2,586
 Accumulated other comprehensive income
  Net unrealized capital gains on securities, net
   of tax                                                 (469)              290
  Foreign currency translation adjustments                  --                 1
                                                   -----------       -----------
     TOTAL ACCUMULATED OTHER COMPREHENSIVE INCOME         (469)              291
                                                   -----------       -----------
 Retained earnings                                       5,207             4,777
                                                   -----------       -----------
                       TOTAL STOCKHOLDER'S EQUITY        7,632             7,660
                                                   -----------       -----------
       TOTAL LIABILITIES AND STOCKHOLDER'S EQUITY     $266,212          $241,470
                                                   -----------       -----------

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
           CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDER'S EQUITY

                                                                                      ACCUMULATED OTHER
                                                                                 COMPREHENSIVE INCOME (LOSS)
                                                                       NET               NET (LOSS)
                                                                    UNREALIZED            GAIN ON
                                                                  CAPITAL GAINS          CASH FLOW              FOREIGN
                                      COMMON                       (LOSSES) ON            HEDGING              CURRENCY
                                       STOCK         CAPITAL       SECURITIES,          INSTRUMENTS,          TRANSLATION
                                                     SURPLUS        NET OF TAX           NET OF TAX           ADJUSTMENTS
                                                                           (IN MILLIONS)
--------------------------------------------------------------------------------------------------------------------------------
2007
Balance, December 31, 2006               $6          $2,586             $500                $(210)                  $1
Comprehensive income
 Net income
Other comprehensive income, net of
 tax (1)
 Net change in unrealized capital
  gains (losses) on securities (2)                                      (832)
 Net gains on cash flow hedging
  instruments                                                                                  73
 Cumulative translation
  adjustments                                                                                                       (1)
Total other comprehensive income
 Total comprehensive income
Capital contribution from parent                        302
Dividends declared
Cumulative effect of Accounting
 Changes, net of tax
                                        ---          ------           ------               ------                -----
        BALANCE, DECEMBER 31, 2007       $6          $2,888            $(332)               $(137)                $ --
                                        ---          ------           ------               ------                -----
2006
Balance, December 31, 2005               $6          $2,405             $577                $(113)                 $(1)
Comprehensive income
 Net income
Other comprehensive income, net of
 tax (1)
 Net change in unrealized capital
  gains (losses) on securities (2)                                       (77)
 Net loss on cash flow hedging
  instruments                                                                                 (97)
 Cumulative translation
  adjustments                                                                                                        2
Total other comprehensive income
 Total comprehensive income
Capital contribution from parent                        181
Dividends declared
                                        ---          ------           ------               ------                -----
        BALANCE, DECEMBER 31, 2006       $6          $2,586             $500                $(210)                  $1
                                        ---          ------           ------               ------                -----
2005
Balance, December 31, 2004               $6          $2,240           $1,124                $(184)                 $(1)
Comprehensive income
 Net income
Other comprehensive income, net of
 tax (1)
 Net change in unrealized capital
  gains (losses) on securities (2)                                      (547)
 Net gains on cash flow hedging
  instruments                                                                                  71
Total other comprehensive income
 Total comprehensive income
Capital contribution from parent                        165
Dividends declared
                                        ---          ------           ------               ------                -----
        BALANCE, DECEMBER 31, 2005       $6          $2,405             $577                $(113)                 $(1)
                                        ---          ------           ------               ------                -----


                                                                TOTAL
                                        RETAINED            STOCKHOLDER'S
                                        EARNINGS                EQUITY
                                                 (IN MILLIONS)
----------------------------------  ---------------------------------------
2007
Balance, December 31, 2006               $4,777                 $7,660
                                                                ------
Comprehensive income
 Net income                                 740                    740
                                                                ------
Other comprehensive income, net of
 tax (1)
 Net change in unrealized capital
  gains (losses) on securities (2)                                (832)
 Net gains on cash flow hedging
  instruments                                                       73
 Cumulative translation
  adjustments                                                       (1)
                                                                ------
Total other comprehensive income                                  (760)
                                                                ------
 Total comprehensive income                                        (20)
Capital contribution from parent                                   302
Dividends declared                         (307)                  (307)
Cumulative effect of Accounting
 Changes, net of tax                         (3)                    (3)
                                         ------                 ------
        BALANCE, DECEMBER 31, 2007       $5,207                 $7,632
                                         ------                 ------
2006
Balance, December 31, 2005               $4,463                 $7,337
                                                                ------
Comprehensive income
 Net income                                 731                    731
                                                                ------
Other comprehensive income, net of
 tax (1)
 Net change in unrealized capital
  gains (losses) on securities (2)                                 (77)
 Net loss on cash flow hedging
  instruments                                                      (97)
 Cumulative translation
  adjustments                                                        2
                                                                ------
Total other comprehensive income                                  (172)
                                                                ------
 Total comprehensive income                                        559
Capital contribution from parent                                   181
Dividends declared                         (417)                  (417)
                                         ------                 ------
        BALANCE, DECEMBER 31, 2006       $4,777                 $7,660
                                         ------                 ------
2005
Balance, December 31, 2004               $4,064                 $7,249
                                                                ------
Comprehensive income
 Net income                                 909                    909
                                                                ------
Other comprehensive income, net of
 tax (1)
 Net change in unrealized capital
  gains (losses) on securities (2)                                (547)
 Net gains on cash flow hedging
  instruments                                                       71
                                                                ------
Total other comprehensive income                                  (476)
                                                                ------
 Total comprehensive income                                        433
Capital contribution from parent                                   165
Dividends declared                         (510)                  (510)
                                         ------                 ------
        BALANCE, DECEMBER 31, 2005       $4,463                 $7,337
                                         ------                 ------

(1) Net change in unrealized capital gain on securities is reflected net of tax provision (benefit) and other items of $448, $(42) and $(295) for the years ended December 31, 2007, 2006 and 2005, respectively. Net (loss) gain on cash flow hedging instruments is net of tax provision (benefit) of $(39), $(52) and $38 for the years ended December 31, 2007, 2006 and 2005, respectively. There is no tax effect on cumulative translation adjustments.

(2) There were reclassification adjustments for after-tax gains (losses) realized in net income of $(140), $(75), and $26 for the years ended December 31, 2007, 2006 and 2005, respectively.

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                     CONSOLIDATED STATEMENTS OF CASH FLOWS

                                             FOR THE YEARS ENDED
                                                DECEMBER 31,
                                    2007            2006            2005
                                                (IN MILLIONS)
--------------------------------------------------------------------------------
OPERATING ACTIVITIES
 Net income                            $740            $731            $909
 Adjustments to reconcile net
  income to net cash provided by
  operating activities
 Amortization of deferred policy
  acquisition costs and present
  value of future profits               515           1,175             945
 Additions to deferred policy
  acquisition costs and present
  value of future profits            (1,400)         (1,351)         (1,226)
 Change in:
 Reserve for future policy
  benefits, unpaid losses and
  loss adjustment expenses            1,187             836             129
 Reinsurance recoverables              (236)            (47)            177
 Receivables                            190              11              (3)
 Payables and accruals                  560             210             385
 Accrued and deferred income
  taxes                                (102)            340              36
 Net realized capital losses
  (gains)                               934             299             (75)
 Depreciation and amortization          438             404             239
 Other, net                            (267)            157            (228)
                                  ---------       ---------       ---------
  NET CASH PROVIDED BY OPERATING
                      ACTIVITIES     $2,559          $2,765          $1,288
                                  ---------       ---------       ---------
INVESTING ACTIVITIES
 Proceeds from the
  sale/maturity/prepayment of:
 Fixed Maturities and Short-term
  Investments, available for
  sale                              $15,892         $19,517         $19,727
 Equity securities,
  available-for-sale                    296             249              38
 Mortgage loans                         958             301             354
 Partnerships                           175              91             169
 Payments for the purchase of:
 Fixed Maturities and Short-term
  Investments, available for
  sale                              (18,780)        (22,017)        (21,511)
 Equity securities,
  available-for-sale                   (484)           (455)            (60)
 Mortgage loans                      (2,492)         (1,574)           (915)
 Partnerships                          (607)           (496)           (337)
 Change in policy loans, net             (6)            (39)            647
 Change in payables for
  collateral under securities
  lending, net                        1,306             788            (276)
 Change in all other, net              (587)           (713)           (193)
                                  ---------       ---------       ---------
     NET CASH USED FOR INVESTING
                      ACTIVITIES    $(4,329)        $(4,348)        $(2,357)
                                  ---------       ---------       ---------
FINANCING ACTIVITIES
 Deposits and other additions to
  investment and universal
  life-type contracts                32,396          26,991          25,383
 Withdrawals and other
  deductions from investment and
  universal life-type contracts     (30,433)        (26,687)        (24,888)
 Net transfers (to)/from
  separate accounts related to
  investment and universal
  life-type contracts                  (606)          1,382             852
  Capital contributions                 270              --             129
  Dividends paid                      $(305)          $(300)          $(498)
  Proceeds from issuance of
   consumer notes                       551             258              --
                                  ---------       ---------       ---------
  NET CASH PROVIDED BY FINANCING
                      ACTIVITIES     $1,873          $1,644            $978
                                  ---------       ---------       ---------
 Impact of foreign exchange              (8)              1              (1)
 Net (decrease) increase in cash         95              62             (92)
 Cash -- beginning of year              186             124             216
                                  ---------       ---------       ---------
 Cash -- end of year                   $281            $186            $124
                                  ---------       ---------       ---------
Supplemental Disclosure of Cash
 Flow Information:
 Net Cash Paid During the Year
  for:
 Income taxes                          $125           $(163)           $149

SUPPLEMENTAL SCHEDULE OF NONCASH OPERATING AND FINANCING ACTIVITIES:

THE COMPANY RECAPTURED AN INDEMNITY REINSURANCE ARRANGEMENT WITH HARTFORD LIFE AND ACCIDENT INSURANCE COMPANY IN 2005. IN CONJUNCTION WITH THIS TRANSACTION, THE COMPANY RECORDED A NONCASH CAPITAL CONTRIBUTION OF $36 AND A RELATED EXTINGUISHMENT OF THE REINSURANCE RECOVERABLE LIABILITY.

THE COMPANY MADE NONCASH DIVIDENDS OF $2 AND RECEIVED A NONCASH CAPITAL CONTRIBUTIONS OF $20 FROM ITS PARENT COMPANY DURING 2007 RELATED TO THE GUARANTEED MINIMUM INCOME AND ACCUMULATION BENEFIT REINSURANCE AGREEMENTS WITH HARTFORD LIFE INSURANCE K.K. THE COMPANY MADE NONCASH DIVIDENDS OF $117 AND RECEIVED A NONCASH CAPITAL CONTRIBUTIONS OF $154 FROM ITS PARENT COMPANY DURING 2006 RELATED TO THE GUARANTEED MINIMUM INCOME BENEFIT REINSURANCE AGREEMENT WITH HARTFORD LIFE INSURANCE K.K.

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(DOLLAR AMOUNTS IN MILLIONS, UNLESS OTHERWISE STATED)

--------------------------------------------------------------------------------

1. BASIS OF PRESENTATION AND ACCOUNTING POLICIES

BASIS OF PRESENTATION

These consolidated financial statements include Hartford Life Insurance Company and its wholly-owned subsidiaries (collectively, "Hartford Life Insurance Company" or the "Company"), Hartford Life and Annuity Insurance Company ("HLAI") and Hartford International Life Reassurance Corporation ("HLRe"). The Company is a wholly-owned subsidiary of Hartford Life and Accident Insurance Company ("HLA"), which is a wholly-owned subsidiary of Hartford Life, Inc. ("Hartford Life"). Hartford Life is a direct wholly-owned subsidiary of Hartford Holdings, Inc., a direct wholly-owned subsidiary of The Hartford Financial Services Group, Inc. ("The Hartford"), the Company's ultimate parent company.

Along with its parent, HLA, the Company is a financial services and insurance group which provides (a) investment products, such as individual variable annuities and fixed market value adjusted annuities and retirement plan services; (b) individual life insurance; (c) group benefits products such as group life and group disability insurance that is directly written by the Company and is substantially ceded to its parent, HLA, (d) private placement life insurance and (e) assumes fixed market value adjusted annuities, guaranteed minimum income benefits ("GMIB"), guaranteed minimum accumulation benefits ("GMAB") and guaranteed minimum death benefits ("GMDB") from Hartford Life's international operations.

The consolidated financial statements have been prepared on the basis of accounting principles generally accepted in the United States of America ("U.S. GAAP"), which differ materially from the accounting practices prescribed by various insurance regulatory authorities.

CONSOLIDATION

The consolidated financial statements include the accounts of Hartford Life Insurance Company in which the Company directly or indirectly has a controlling financial interest and those variable interest entities ("VIE") in which the Company is the primary beneficiary. The Company determines if it is the primary beneficiary using both qualitative and quantitative analyses. Entities in which Hartford Life Insurance Company does not have a controlling financial interest but in which the Company has significant influence over the operating and financing decisions are reported using the equity method. All material intercompany transactions and balances between Hartford Life Insurance Company and its subsidiaries and affiliates have been eliminated. For further discussions on variable interest entities see Note 3.

USE OF ESTIMATES

The preparation of financial statements, in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

The most significant estimates include those used in determining estimated gross profits used in the valuation and amortization of assets and liabilities associated with variable annuity and other universal life-type contracts; the evaluation of other-than-temporary impairments on investments in available-for-sale securities; living benefits required to be fair valued; and contingencies relating to corporate litigation and regulatory matters.

RECLASSIFICATIONS

Certain reclassifications have been made to prior year financial information to conform to the current year presentation.

ADOPTION OF NEW ACCOUNTING STANDARDS

ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES, AN INTERPRETATION OF FASB STATEMENT NO. 109

The Financial Accounting Standards Board ("FASB") issued Interpretation No. 48, "Accounting for Uncertainty in Income Taxes, an interpretation of FASB Statement No. 109" ("FIN 48"), dated June 2006. FIN 48 requires companies to recognize the tax benefit of an uncertain tax position only when the position is "more likely than not" to be sustained assuming examination by tax authorities. The amount recognized represents the largest amount of tax benefit that is greater than 50% likely of being realized. A liability is recognized for any benefit claimed, or expected to be claimed, in a tax return in excess of the benefit recorded in the financial statements, along with any interest and penalty (if applicable) on the excess.

The Company adopted the provisions of FIN 48 on January 1, 2007. As a result of the adoption, the Company recognized an $11 decrease in the liability for unrecognized tax benefits and a corresponding increase in the January 1, 2007 balance of retained earnings. The Company had no unrecognized tax benefits as of January 1, 2007. The Company does not believe it would be subject to any penalties in any open tax years and, therefore, has not booked any such amounts. The Company classifies interest and penalties (if applicable) as income tax expense in the financial statements.

AMENDMENT OF FASB INTERPRETATION NO. 39

In April 2007, the FASB issued FASB Staff Position No. FIN 39-1, "Amendment of FASB Interpretation No. 39" ("FSP FIN 39-1"). FSP FIN 39-1 amends FIN 39, "Offsetting of Amounts Related to Certain Contacts", by permitting a reporting entity to offset fair value amounts recognized for the right to reclaim cash collateral (a receivable) or the obligation to return cash collateral (a payable) against fair value amounts recognized for derivative instruments executed with the same counterparty under the same master netting arrangement that have been offset in the statement of financial position in accordance with FIN 39. FSP FIN 39-1 also amends FIN 39 by modifying certain terms. FSP FIN 39-1 is effective for reporting periods beginning after November 15, 2007, with early application permitted. The Company early adopted FSP FIN 39-1 on December 31, 2007, by electing to offset cash collateral against amounts recognized for derivative instruments under master netting arrangements. The effect of applying FSP FIN 39-1 is recorded as a change in accounting principle through retrospective application. The effect on the consolidated balance sheet as of December 31, 2006 was a decrease of $171 in the derivative payable included in other liabilities, and corresponding decrease of $1 and $170, respectively, in other investments and derivative receivable included in other assets. See Note 4 for further discussions on the adoption of FSP FIN 39-1.

ACCOUNTING FOR CERTAIN HYBRID FINANCIAL INSTRUMENTS -- AN AMENDMENT OF FASB STATEMENTS NO. 133 AND 140

In February 2006, the FASB issued Statement of Financial Accounting Standard ("SFAS") No. 155, "Accounting for Certain Hybrid Financial Instruments -- an amendment of FASB Statements No. 133 and 140" ("SFAS 155"). This statement amends SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities" ("SFAS 133"), and SFAS No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities" and resolves issues addressed in SFAS 133 Implementation Issue No. D1, "Application of Statement 133 to Beneficial Interests in Securitized Financial Assets". SFAS 155: (a) permits fair value remeasurement for any hybrid financial instrument (asset or liability) that contains an embedded derivative that otherwise would require bifurcation; (b) clarifies which interest-only strips and principal-only strips are not subject to the requirements of SFAS 133; (c) establishes a requirement to evaluate beneficial interests in securitized financial assets to identify interests that are freestanding derivatives or that are hybrid financial instruments that contain an embedded derivative requiring bifurcation;
(d) clarifies that concentrations of credit risk in the form of subordination are not embedded derivatives; and, (e) eliminates restrictions on a qualifying special-purpose entity's ability to hold passive derivative financial instruments that pertain to beneficial interests that are or contain a derivative financial instrument. SFAS 155 also requires presentation within the financial statements that identifies those hybrid financial instruments for which the fair value election has been applied and information on the income statement impact of the changes in fair value of those instruments. The Company began applying SFAS 155 to all financial instruments acquired, issued or subject to a remeasurement event beginning January 1, 2007. SFAS 155 did not have an effect on the Company's consolidated financial condition and results of operations upon adoption on January 1, 2007.

ACCOUNTING BY INSURANCE ENTERPRISES FOR DEFERRED ACQUISITION COSTS ("DAC") IN CONNECTION WITH MODIFICATIONS OR EXCHANGES OF INSURANCE CONTRACTS

In September 2005, the American Institute of Certified Public Accountants ("AICPA") issued Statement of Position 05-1, "Accounting by Insurance Enterprises for Deferred Acquisition Costs ("DAC") in Connection with Modifications or Exchanges of Insurance Contracts", ("SOP 05-1"). SOP 05-1 provides guidance on accounting by insurance enterprises for DAC on internal replacements of insurance and investment contracts. An internal replacement is a modification in product benefits, features, rights or coverages that occurs by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract. Modifications that result in a replacement contract that is substantially changed from the replaced contract should be accounted for as an extinguishment of the replaced contract. Unamortized DAC, unearned revenue liabilities and deferred sales inducements from the replaced contract must be written-off. Modifications that result in a contract that is substantially unchanged from the replaced contract should be accounted for as a continuation of the replaced contract. The Company adopted SOP 05-1 on January 1, 2007 and recognized the cumulative effect of the adoption of SOP 05-1 as a reduction in retained earnings of $14, after-tax.

THE MEANING OF OTHER-THAN-TEMPORARY IMPAIRMENT AND ITS APPLICATION TO CERTAIN INVESTMENTS

In November 2005, the FASB released FASB Staff Position Nos. FAS 115-1 and FAS 124-1, "The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments" ("FSP 115-1"), which effectively replaces Emerging Issues Task Force No. 03-1, "The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments" ("EITF 03-1"). FSP 115-1 contains a three-step model for evaluating impairments and carries forward the disclosure requirements in EITF 03-1 pertaining to securities in an unrealized loss position. Under the model, any security in an unrealized loss position is considered impaired; an evaluation is made to determine whether the impairment is other-than-temporary; and, if an impairment is considered other-than-temporary, a realized loss is recognized to write the security's cost or amortized cost basis down to fair value. FSP 115-1 references existing other-than-temporary impairment guidance for determining when an impairment is other-than-temporary and clarifies that subsequent to the recognition of an other-than-temporary impairment loss for debt securities, an investor shall account for the security using the constant effective yield method. FSP 115-1 is effective for reporting periods beginning after December 15, 2005, with earlier application permitted. The Company adopted FSP 115-1 upon issuance. The adoption did not have a material effect on the Company's consolidated financial condition or results of operations.

FUTURE ADOPTION OF NEW ACCOUNTING STANDARDS

BUSINESS COMBINATIONS

In December 2007, the FASB issued SFAS No. 141 (revised 2007), "Business Combinations" ("SFAS 141(R)"). This statement replaces SFAS No. 141, "Business Combinations" ("SFAS 141") and establishes the principles and requirements for how the acquirer in a business combination: (a) measures and recognizes the identifiable assets acquired, liabilities assumed, and any noncontrolling interests in the acquired entity, (b) measures and recognizes positive goodwill acquired or a gain from bargain purchase (negative goodwill), and (c) determines the disclosure information that is decision-useful to users of financial statements in evaluating the nature and financial effects of the business combination. Some of the significant changes to the existing accounting guidance on business combinations made by SFAS 141(R) include the following:

- Most of the identifiable assets acquired, liabilities assumed and any noncontrolling interest in the acquiree shall be measured at their acquisition-date fair values rather than SFAS 141's requirement to allocate the cost of an acquisition to individual assets acquired and liabilities assumed based on their estimated fair values;

- Acquisition-related costs incurred by the acquirer shall be expensed in the periods in which the costs are incurred rather than included in the cost of the acquired entity;

- Goodwill shall be measured as the excess of the consideration transferred, including the fair value of any contingent consideration, plus the fair value of any noncontrolling interest in the acquiree, over the fair values of the acquired identifiable net assets, rather than measured as the excess of the cost of the acquired entity over the estimated fair values of the acquired identifiable net assets;

- Contractual pre-acquisition contingencies are to be recognized at their acquisition date fair values and noncontractual pre-acquisition contingencies are to be recognized at their acquisition date fair values only if it is more likely than not that the contingency gives rise to an asset or liability, whereas SFAS 141 generally permits the deferred recognition of pre-acquisition contingencies until the recognition criteria of SFAS No. 5, "Accounting for Contingencies" are met; and

- Contingent consideration shall be recognized at the acquisition date rather than when the contingency is resolved and consideration is issued or becomes issuable.

SFAS 141(R) is effective for and shall be applied prospectively to business combinations for which the acquisition date is on or after the beginning of the first annual reporting period beginning on or after December 15, 2008, with earlier adoption prohibited. Assets and liabilities that arose from business combinations with acquisition dates prior to the SFAS 141(R) effective date shall not be adjusted upon adoption of SFAS 141(R) with certain exceptions for acquired deferred tax assets and acquired income tax positions. The Company expects to adopt SFAS 141(R) on January 1, 2009, and has not yet determined the effect of SFAS 141(R) on its consolidated financial statements.

NONCONTROLLING INTERESTS IN CONSOLIDATED FINANCIAL STATEMENTS, AN AMENDMENT OF ARB NO. 51

In December 2007, the FASB issued SFAS No. 160, "Noncontrolling Interests in Consolidated Financial Statements" ("SFAS 160"). This statement amends Accounting Research Bulletin No. 51, "Consolidated Financial Statements" ("ARB 51"). Noncontrolling interest refers to the minority interest portion of the equity of a subsidiary that is not attributable directly or indirectly to a parent. SFAS 160 establishes accounting and reporting standards that require for-profit entities that prepare consolidated financial statements to: (a) present noncontrolling interests as a component of equity, separate from the parent's equity, (b) separately present the amount of consolidated net income attributable to noncontrolling interests in the income statement, (c) consistently account for changes in a parent's ownership interests in a subsidiary in which the parent entity has a controlling financial interest as equity transactions, (d) require an entity to measure at fair value its remaining interest in a subsidiary that is deconsolidated, (e) require an entity to provide sufficient disclosures that identify and clearly distinguish between interests of the parent and interests of noncontrolling owners. SFAS 160 applies to all for-profit entities that prepare consolidated financial statements, and affects those for-profit entities that have outstanding noncontrolling interests in one or more subsidiaries or that deconsolidate a subsidiary. SFAS 160 is effective for fiscal years, and interim periods within those fiscal years, beginning on or after December 15, 2008 with earlier adoption prohibited. The Company expects to adopt SFAS 160 on January 1, 2009 and has not yet determined the effect of SFAS 160 on its consolidated financial statements.

CLARIFICATION OF THE SCOPE OF THE AUDIT AND ACCOUNTING GUIDE "INVESTMENT COMPANIES" AND ACCOUNTING BY PARENT COMPANIES AND EQUITY METHOD INVESTORS FOR INVESTMENTS IN INVESTMENT COMPANIES

In June 2007, the AICPA issued Statement of Position 07-1, "Clarification of the Scope of the Audit and Accounting Guide Investment Companies and Accounting by Parent Companies and Equity Method Investors for Investments in Investment Companies" ("SOP 07-1").

SOP 07-1 provides guidance for determining whether an entity is within the scope of the AICPA Audit and Accounting Guide Investment Companies ("the Guide"). This statement also addresses whether the specialized industry accounting principles of the Guide should be retained by a parent company in consolidation or by an investor that has the ability to exercise significant influence over the investment company and applies the equity method of accounting to its investment in the entity. In addition, SOP 07-1 includes certain disclosure requirements for parent companies and equity method investors in investment companies that retain investment company accounting in the parent company's consolidated financial statements or the financial statements of an equity method investor. SOP 07-1 is effective for fiscal years beginning on or after December 15, 2007, with earlier application encouraged; however, in November 2007, the FASB decided to (1) delay indefinitely the effective date of the SOP and (2) prohibit adoption of the SOP for an entity that has not early adopted the SOP. The Company did not early adopt SOP 07-1. SOP 07-1 as currently issued is not expected to have an impact on the Company's consolidated financial condition or results of operations.

FAIR VALUE OPTION FOR FINANCIAL ASSETS AND FINANCIAL LIABILITIES

In February 2007, the FASB issued SFAS No. 159, "The Fair Value Option for Financial Assets and Financial Liabilities, Including an amendment of FASB Statement No. 115" ("SFAS 159"). The objective of SFAS 159 is to improve financial reporting by providing entities with the opportunity to mitigate volatility in reported net income caused by measuring related assets and liabilities differently. This statement permits entities to choose, at specified election dates, to measure eligible items at fair value (i.e., the fair value option). Items eligible for the fair value option include certain recognized financial assets and liabilities, rights and obligations under certain insurance contracts that are not financial instruments, host financial instruments resulting from the separation of an embedded nonfinancial derivative instrument from a nonfinancial hybrid instrument, and certain commitments. Business entities shall report unrealized gains and losses on items for which the fair value option has been elected in net income. The fair value option: (a) may be applied instrument by instrument, with certain exceptions; (b) is irrevocable (unless a new election date occurs); and (c) is applied only to entire instruments and not to portions of instruments. SFAS 159 is effective as of the beginning of an entity's first fiscal year that begins after November 15, 2007, although early adoption is permitted under certain conditions. Companies shall report the effect of the first remeasurement to fair value as a cumulative-effect adjustment to the opening balance of retained earnings. On January 1, 2008, the Company did not elect to apply the provisions of SFAS 159 to financial assets and liabilities.

FAIR VALUE MEASUREMENTS

FAIR VALUE UNDER SFAS NO. 157

On January 1, 2008, the Company adopted SFAS 157, which was issued by the Financial Accounting Standards Board in September 2006. For financial statement elements currently required to be measured at fair value, SFAS 157 redefines fair value, establishes a framework for measuring fair value under accounting principles generally accepted in the United States and enhances disclosures about fair value measurements. The new definition of fair value focuses on the price that would be received to sell the asset or paid to transfer the liability regardless of whether an observable liquid market price existed (an exit price). An exit price valuation will include margins for risk even if they are not observable. As the Company is released from risk, the margins for risk will also be released through net realized capital gains (losses) in net income. SFAS 157 provides guidance on how to measure fair value, when required, under existing accounting standards. SFAS 157 establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels ("Level 1, 2, and 3").

Level 1 Observable inputs that reflect quoted prices for identical assets or liabilities in active markets that the Company has the ability to access at the measurement date.
Level 2 Observable inputs, other than quoted prices included in Level 1, for the asset or liability or prices for similar assets and liabilities.
Level 3 Unobservable inputs reflecting the reporting entity's estimates of the assumptions that market participants would use in pricing the asset or liability (including assumptions about risk).

ACCOUNTING FOR GUARANTEED BENEFITS OFFERED WITH VARIABLE ANNUITIES

Many of the variable annuity contracts issued or reinsured by the Company offer various guaranteed minimum death, withdrawal, income and accumulation benefits. Those benefits are accounted for under Statement of Financial Accounting Standard No. 133, "Accounting for Derivative Instruments and Hedging Activities" ("SFAS 133") or AICPA Statement of Position No. 03-1 "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts ("SOP 03-1"). Guaranteed minimum benefits often meet the definition of an embedded derivative under SFAS 133 as they have notional amounts (the guaranteed balance) and underlyings (the investment fund options), they require no initial net investment and they may have terms that require or permit net settlement. However, certain guaranteed minimum benefits settle only upon a single insurable event, such as death (guaranteed minimum death benefits "GMDB") or living (life contingent portion of guaranteed minimum withdrawal benefits "GMWB"), and as such are scoped out of SFAS 133 under the "insurance contract exception". Guaranteed minimum benefits that do not meet the requirements of SFAS 133 are accounted for as insurance benefits under SOP 03-1.

GUARANTEED BENEFITS ACCOUNTED FOR UNDER SOP 03-1

The GMDBs issued by the Company and certain GMDBs reinsured by the Company are accounted for under SOP 03-1. In addition, the Company's GMWB "for life" allows policyholders to receive the guaranteed annual withdrawal amount for as long as they are alive even if the guaranteed remaining balance ("GRB") is exhausted. Payments beyond the GRB are considered life contingent insurance benefits and are accounted for under SOP 03-1. Benefit guarantee liabilities accounted for under SOP 03-1, absent an unlocking event as described in the "Critical Accounting Estimates" within Management's Discussion and Analysis, do not result in a change in value that is immediately reflected in net income. Under SOP 03-1, the income statement reflects the current period increase in the liability due to the deferral of a percentage of current period revenues. The percentage is determined by dividing the present value of expected claims by the present value of expected revenues using best estimate assumptions over a range of market scenarios discounted at a rate consistent with that used in the Company's DAC models. Current period revenues are impacted by the actual increase or decrease in account value. Claims recorded against the liability have no immediate impact on the income statement unless those claims exceed the liability. Periodically, the Company unlocks its benefit assumptions, including the benefit deferral rate. The impact of this change is reflected in benefits, losses and loss adjustment expenses, in net income.

In the U.S., the Company sells variable annuity contracts that, in addition to the living benefits described above, offer various guaranteed death benefits. Declines in the equity market may increase the Company's net exposure to death benefits under these contracts. The Company's total gross exposure (i.e., before reinsurance) to these U.S. guaranteed death benefits is often referred to as the net amount at risk. However, the Company will incur these guaranteed death benefit payments in the future only if the policyholder has an in-the-money guaranteed death benefit at their time of death.

Effective July 31, 2006, an existing reinsurance agreement between a subsidiary of the Company, Hartford Life and Annuity Insurance Company ("HLAI") and Hartford Life, Insurance. KK ("HLIKK"), a wholly owned Japanese subsidiary of Hartford Life, Inc. ("Hartford Life"), was modified to include the GMDB on covered contracts that have an associated GMIB rider. The modified reinsurance agreement applies to all contracts, GMIB product and GMDB riders in-force and issued as of July 31, 2006 and prospectively, except for policies and GMIB product issued prior to April 1, 2005, which were recaptured. Declines in equity markets as well as a strengthening of Japanese Yen in comparison to the U.S. dollar may increase the Company's exposure to these guaranteed benefits. For the guaranteed death benefits, the Company pays the greater of account value at death or a guaranteed death benefit which, depending on the contract, may be based upon the premium paid and/or the maximum anniversary value established no later than age 80, as adjusted for withdrawals under the terms of the contract.

The following table provides the account value, net amount at risk and reserve amount, at December 31, 2007, for each type of guaranteed death and living benefit sold by the Company that is accounted for under SOP 03-1:

                                 ACCOUNT        NET AMOUNT          SOP 03-1
                                VALUE (1)        AT RISK          RESERVE (2)
--------------------------------------------------------------------------------
U.S. Guaranteed Minimum Death
 Benefits                         $126,834         $5,106              $527
Guaranteed Minimum Death
 Benefits Assumed                   30,724            380                 4
Life Contingent Portion of
 "for Life" GMWBs                   10,272             (*)               (*)
                               -----------       --------            ------
                        TOTAL    $ 167,830        $ 5,486             $ 531
                               -----------       --------            ------

(1) Policies with "for Life" GMWB riders include both benefits accounted for under SFAS 133 and SOP 03-1 and thus are included this table and the SFAS 133 table below. However, benefits payable are generally mutually exclusive (e.g., for a given contract, only the death or living benefits, but not both are payable at one time) (See Note 8).

(2) Before reinsurance. The Company uses reinsurance to manage its exposure to the mortality and equity risk associated with GMDB. Reinsurance of GMDB is accounted for under SOP 03-1. After reinsurance, the net amount at risk for U.S. GMDB is $976. After reinsurance, the net SOP 03-1 reserve for U.S. GMDB is $202.

(*)  Amounts are insignificant at December 31, 2007.

GUARANTEED BENEFITS ACCOUNTED AT FAIR VALUE UNDER SFAS 133

The non-life contingent portion of GMWBs issued by the Company meet the definition of an embedded derivative under SFAS 133, and as such are recorded at fair value with changes in fair value recorded in net realized capital gains (losses) in net income. In bifurcating the embedded derivative, the Company attributes to the derivative a portion of total fees collected from the contract holder. Those fees attributed are set equal to the present value of future claims expected to be paid for the guaranteed living benefit embedded derivative at the inception of the contract (the "Attributed Fees"). The excess of total fees collected from the contract holder over the Attributed Fees are associated with the host variable annuity contract recorded in fee income. In subsequent valuations, both the present value of future claims expected to be paid and the present value of attributed fees expected to be collected are revalued based on current market conditions and policyholder behavior assumptions. The difference between each of the two components represents the fair value of the embedded derivative.

GMWBs provide the policyholder with a guaranteed remaining balance ("GRB") if the account value is reduced to zero through a combination of market declines and withdrawals. The GRB is generally equal to premiums less withdrawals. For most of the Company's GMWB for life riders, the GRB is reset on an annual basis to the maximum anniversary account value subject to a cap. If the GRB exceeds the account value for any policy, the contract is "in-the-money" by the difference between the GRB and the account value. The sum of the in-the-money and out-of-the-money contracts is comparable to net amount at risk.

Certain GMIBs and guaranteed minimum accumulation benefits ("GMAB") reinsured by the Company meet the definition a freestanding derivative, even though in-form they are reinsurance. Accordingly, the following GMIB and GMAB reinsurance agreements are recorded at fair value on the Company's balance sheet, with prospective changes in fair value recorded in net realized capital gains (losses) in net income:

- REINSURED GMIB: Effective August 31, 2005, HLAI entered into a reinsurance agreement with HLIKK where HLIKK agreed to cede and HLAI agreed to reinsure 100% of the risks associated with the in-force and prospective GMIB product issued by HLIKK on its variable annuity business. Effective July 31, 2006, the agreement was modified to include a tiered reinsurance premium structure. The modified reinsurance agreement applies to all contracts, GMIBs in-force and issued as of July 31, 2006 and prospectively, except for policies and GMIB product issued prior to April 1, 2005, which were recaptured.

- REINSURED GMAB: Effective September 30, 2007, HLAI entered into another reinsurance agreement where HLIKK agreed to cede and HLAI agreed to reinsure 100% of the risks associated with the in-force and prospective GMAB riders issued by HLIKK on certain of its variable annuity business.

Due to the significance of the non-observable inputs associated with pricing the reinsurance of the GMIB and GMAB products that are free standing derivatives, the initial difference between the transaction price and the modeled value was recorded in additional paid-in capital because the reinsurance arrangements are between entities that are commonly controlled by The Hartford Financial Services Group, Inc. ("The Hartford").

The following table provides the account value, SFAS 133 fair value and GRB, at December 31, 2007, for each type of guaranteed living benefit liability sold or reinsured by the Company that is accounted for under SFAS 133, by rider fee:

                                                         (ASSET)           GUARANTEED
                                      ACCOUNT           LIABILITY           REMAINING
                                     VALUE (1)          FAIR VALUE           BALANCE
------------------------------------------------------------------------------------------
U.S. GUARANTEED MINIMUM
 WITHDRAWAL BENEFITS                    46,088               553               34,622
NON-LIFE CONTINGENT PORTION OF
 "FOR LIFE" GUARANTEED MINIMUM
 WITHDRAWAL BENEFITS                    10,272               154               10,230
REINSURED GUARANTEED LIVING
 BENEFITS
 Guaranteed Minimum Income
  Benefits                              16,289                72               15,297
 Guaranteed Minimum
  Accumulation Benefits                  2,734                (2)               2,768
                                     ---------            ------            ---------
  Subtotal                              19,023                70               18,065
                                     ---------            ------            ---------
                         TOTAL        $ 75,383             $ 777             $ 62,917
                                     ---------            ------            ---------

(1) "For life" GMWB policies, and their related account values, include both benefits accounted for under SFAS 133 and SOP 03-1 and thus are included in this SFAS 133 table and the SOP 03-1 table above. However, benefits payable are generally mutually exclusive (e.g., for a given contract, only the death or living benefits, but not both are payable at one time).

(2) The magnitude of the SFAS 133 fair value, at December 31, 2007, was highly dependent upon the size of the block of business for guaranteed living benefits that are required to be fair valued, and the market conditions at the date of valuation, in particular high implied volatilities and low risk-free interest rates. If implied volatilities were lower and risk-free interest rates were higher at December 31, 2007, the SFAS 133 fair value would have been lower and vice versa.

DERIVATIVES THAT HEDGE CAPITAL MARKETS RISK FOR GUARANTEED MINIMUM BENEFITS ACCOUNTED FOR AS DERIVATIVES

Changes in capital markets or policyholder behavior may increase or decrease the Company's exposure to benefits under the guarantees. The Company uses derivative transactions, including GMWB reinsurance (described below) which meets the definition of a derivative under SFAS 133 and customized derivative transactions, to mitigate some of that exposure. Derivatives are recorded at fair value with changes in fair value recorded in net realized capital gains (losses) in net income.

GMWB REINSURANCE

For all U.S. GMWB contracts in effect through July 2003, the Company entered into a reinsurance arrangement to offset its exposure to the GMWB for the remaining lives of those contracts. Substantially all of the Company's reinsurance capacity was utilized as of the third quarter of 2003. Substantially all U.S. GMWB riders sold since July 2003, are not covered by reinsurance.

CUSTOMIZED DERIVATIVES

In June and July of 2007, the Company entered into two customized swap contracts to hedge certain risk components for the remaining term of certain blocks of non-reinsured GMWB riders. These customized derivative contracts provide protection from capital markets risks based on policyholder behavior assumptions as specified by the Company at the inception of the derivative transactions. Due to the significance of the non-observable inputs associated with pricing these derivatives, the initial difference between the transaction price and modeled value was deferred in accordance with EITF No. 02-3 "Issues Involved in Accounting for Derivative Contracts Held for Trading Purposes and Contracts Involved in Energy Trading and Risk Management Activities" ("EITF 02-3") and included in Other Assets in the Condensed Consolidated Balance Sheets.

OTHER DERIVATIVE INSTRUMENTS

The Company uses other hedging instruments to hedge its unreinsured GMWB exposure. These instruments include interest rate futures and swaps, variance swaps, S&P 500 and NASDAQ index put options and futures contracts. The Company also uses EAFE Index swaps to hedge GMWB exposure to international equity markets. The following table provides the notional amount and SFAS 133 fair value at December 31, 2007, for each type of derivative asset held by the Company to hedge capital markets risk for guaranteed living benefit sold by the
Company:

                                          NOTIONAL              FAIR
                                           AMOUNT              VALUE
                                                   (IN MILLIONS)
--------------------------------------------------------------------------
Reinsurance                                  $6,579              $128
Customized Derivatives                       12,784                50
                                          ---------            ------
Other Derivative Instruments                  8,573               592
                                          ---------            ------
                                   TOTAL   $ 27,936             $ 770
                                          ---------            ------

ADOPTION OF STATEMENT OF FINANCIAL ACCOUNTING STANDARD NO. 157, "FAIR VALUE MEASUREMENTS" ("SFAS 157")

Fair values for GMWB embedded derivatives, reinsured GMIB and GMAB freestanding derivatives and customized derivatives that hedge certain equity markets exposure for GMWB contracts are calculated based upon internally developed models because active, observable markets do not exist for those items. Below is a description of the Company's fair value methodologies for guaranteed benefit liabilities, the related reinsurance and customized derivatives, all accounted for under SFAS 133, prior to the adoption of SFAS 157 and subsequent to adoption of SFAS 157.

PRE-SFAS 157 FAIR VALUE

Prior to January 1, 2008, the Company used the guidance prescribed in SFAS 133 and other related accounting literature on fair value which represented the amount for which a financial instrument could be exchanged in a current transaction between knowledgeable, unrelated willing parties. However, under that accounting literature, when an estimate of fair value is made for liabilities where no market observable transactions exist for that liability or similar liabilities, market risk margins are only included in the valuation if the margin is identifiable, measurable and significant. If a reliable estimate of market risk margins is not obtainable, the present value of expected future cash flows, discounted at the risk free rate of interest, may be the best available estimate of fair value in the circumstances ("Pre-SFAS 157 Fair Value").

The Pre-SFAS 157 Fair Value is calculated based on actuarial and capital market assumptions related to projected cashflows, including benefits and related contract charges, over the lives of the contracts, incorporating expectations concerning policyholder behavior such as lapses, fund selection, resets and withdrawal utilization (for the customized derivatives, policyholder behavior is prescribed in the derivative contract). Because of the dynamic and complex nature of these cashflows, best estimate assumptions and a Monte Carlo stochastic process involving the generation of thousands of scenarios that assume risk neutral returns consistent with swap rates and a blend of observable implied index volatility levels are used. Estimating these cashflows involves numerous estimates and subjective judgments including those regarding expected markets rates of return, market volatility, correlations of market index returns to funds, fund performance, discount rates and policyholder behavior. At each valuation date, the Company assumes expected returns based on risk-free rates as represented by the current LIBOR forward curve rates; forward market volatility assumptions for each underlying index based primarily on a blend of observed market "implied volatility" data; correlations of market returns across underlying indices based on actual observed market returns and relationships over the ten years preceding the valuation date; three years of history for fund regression; and current risk-free spot rates as represented by the current LIBOR spot curve to determine the present value of expected future cash flows produced in the stochastic projection process. As GMWB obligations are relatively new in the marketplace, actual policyholder behavior experience is limited. As a result, estimates of future policyholder behavior are subjective and based on analogous internal and external data. As markets change, mature and evolve and actual policyholder behavior emerges, management continually evaluates the appropriateness of its assumptions for this component of the fair value model.

The Company's SFAS 157 fair value is calculated as an aggregation of the following components: Pre-SFAS 157 Fair Value, Actively-Managed Volatility Adjustment, Credit Standing Adjustment, Market Illiquidity Premium and Behavior Risk Margin. The resulting aggregation is reconciled or calibrated, if necessary, to market information that is, or may be, available to the Company, but may not be observable by other market participants, including reinsurance discussions and transactions. The Company believes the aggregation of each of these components, as necessary and as reconciled or calibrated to the market information available to the Company, results in an amount that the Company would be required to transfer for a liability, or receive for an asset, to market participants in an active liquid market, if one existed, for those market participants to assume the risks associated with the guaranteed minimum benefits, the related reinsurance and customized derivatives, required to be fair valued. Each of the components described below are unobservable in the market place and require subjectivity by the Company in determining their value.

- ACTIVELY-MANAGED VOLATILITY ADJUSTMENT. This component incorporates the basis differential between the observable index implied index volatilities used to calculate the Pre-SFAS 157 component and the actively-managed funds underlying the variable annuity product. The Actively-Managed Volatility Adjustment is calculated using historical fund and weighted index volatilities.

- CREDIT STANDING ADJUSTMENT. This component makes an adjustment that market participants would make to reflect the risk that GMWB obligations or the GMWB reinsurance recoverables will not be fulfilled ("nonperformance risk"). SFAS 157 explicitly requires nonperformance risk to be reflected in fair value. The Company calculates the Credit Standing Adjustment by using default rates provided by rating agencies, adjusted for market recoverability.

- MARKET ILLIQUIDITY PREMIUM. This component makes an adjustment that market participants would require to reflect that GMWB obligations are illiquid and have no market observable exit prices in the capital markets. The Market Illiquidity Premium was determined using inputs that are identified in customized derivative transactions that the Company has entered into to hedge GMWB related risks.

- BEHAVIOR RISK MARGIN. This component adds a margin that market participants would require for the risk that the Company's assumptions about policyholder behavior used in the Pre-SFAS 157 model could differ from actual experience. The Behavior Risk Margin is calculated by taking the difference between adverse policyholder behavior assumptions and the best estimate assumptions used in the Pre-SFAS 157 model using the Company's long-term view on interest rates and volatility. The adverse assumptions incorporate adverse dynamic lapse behavior, greater utilization of the withdrawal features, and the potential for contract holders to shift their investment funds into more aggressive investments when allowed.

SFAS 157 TRANSITION

Pending the release and potential impact of adopting the proposed FASB Staff Position, "Measuring Liabilities under FASB Statement No. 157", if any, the Company expects the impact of adopting SFAS 157 for guaranteed benefits accounted for under SFAS 133 and the related reinsurance, to be recorded in the first quarter of 2008, will be a reduction to net income of $250-$350, after the effects of DAC amortization and income taxes. In addition, net realized capital gains and losses that will be recorded in 2008 and future years are also likely to be more volatile than amounts recorded in prior years. Furthermore, adoption of SFAS 157 will result in lower variable annuity fee income for new business issued in 2008 as fees attributed to the embedded derivative will increase consistent with incorporating additional risk margins and other indicia of "exit value" in the valuation of the embedded derivative.

The Company is still evaluating potential changes to its hedging program as a result of the adoption of SFAS 157. However, based on analysis to date, the Company does not expect significant changes in any of its hedging targets. The loss deferred in accordance with EITF 02-3 of $51 for the customized derivatives used to hedge a portion of the GMWB risk will be recognized in retained earnings upon the adoption of SFAS 157. In addition, the change in value of the customized derivatives due to the initial adoption of SFAS 157 of $35 will also be recorded in retained earnings with subsequent changes in fair value recorded in net realized capital gains (losses) in net income. The Company's adoption of SFAS 157 will not materially impact the fair values of other derivative instruments used to hedge guaranteed minimum benefits, as those instruments are composed primarily of Level 1 and Level 2 inputs and as a result, the Company was already using market observable transactions to value those hedging instruments. Additionally, the adoption of SFAS 157 will not have a significant impact on the fair values of the Company's other financial instruments.

INVESTMENTS

The Company's investments in fixed maturities, which include bonds, redeemable preferred stock and commercial paper; and certain equity securities, which include common and non-redeemable preferred stocks, are classified as "available-for-sale" and accordingly, are carried at fair value with the after-tax difference from cost or amortized cost, as adjusted for the effect of deducting the life and pension policyholders' share of the immediate participation guaranteed contracts and certain life and annuity deferred policy acquisition costs and reserve adjustments, reflected in stockholder's equity as a component of accumulated other comprehensive income ("AOCI"). Policy loans are carried at outstanding balance, which approximates fair value. Mortgage loans on real estate are recorded at the outstanding principal balance adjusted for amortization of premiums or discounts and net of valuation allowances, if any. Short-term investments are carried at amortized cost, which approximates fair value. Other investments primarily consist of limited partnership interests and other alternative investments and derivatives instruments. Limited partnerships are accounted for under the equity method and accordingly the Company's share of earnings are included in net investment income. Derivatives instruments are carried at fair value.

VALUATION OF FIXED MATURITIES

The fair value for fixed maturity securities is largely determined by one of three primary pricing methods: third party pricing service market prices, independent broker quotations or pricing matrices. Security pricing is applied using a hierarchy or "waterfall" approach whereby prices are first sought from third party pricing services with the remaining unpriced securities submitted to independent brokers for prices or lastly priced via a pricing matrix. Typical inputs used by these three pricing methods include, but are not limited to, reported trades, benchmark yields, issuer spreads, bids, offers, and/or estimated cash flows and prepayments speeds. Based on the typical trading volumes and the lack of quoted market prices for fixed maturities, third party pricing services will normally derive the security prices through recent reported trades for identical or similar securities making adjustments through the reporting date based upon available market observable information as outlined above. If there are no recent reported trades, the third party pricing services and brokers may use matrix or model processes to develop a security price where future cash flow expectations are developed based upon collateral performance and discounted at an estimated market rate. Included in the asset-backed securities ("ABS"), collaterized mortgage obligations ("CMOs"), and mortgage-backed securities ("MBS") pricing are estimates of the rate of future prepayments of principal over the remaining life of the securities. Such estimates are derived based on the characteristics of the underlying structure and prepayment speeds previously experienced at the interest rate levels projected for the underlying collateral. Actual prepayment experience may vary from these estimates

Prices from third party pricing services are often unavailable for securities that are rarely traded or are traded only in privately negotiated transactions. As a result, certain of the Company's securities are priced via independent broker quotations which utilize inputs that may be difficult to corroborate with observable market based data. A pricing matrix is used to price securities for which the Company is unable to obtain either a price from a third party pricing service or an independent broker quotation. The pricing matrix begins with current spread levels to determine the market price for the security. The credit spreads, as assigned by a nationally recognized rating agency, incorporate the issuer's credit rating and a risk premium, if warranted, due to the issuer's industry and the security's time to maturity. The issuer-specific yield adjustments, which can be positive or negative, are updated twice annually, as of June 30 and December 31, by an independent third party source and are intended to adjust security prices for issuer-specific factors. The matrix-priced securities at December 31, 2007 and 2006 primarily consisted of non-144A private placements and have an average duration of 4.7 and 5.0 years, respectively. The Company assigns a credit rating to these securities based upon an internal analysis of the issuer's financial strength.

The Company performs a monthly analysis on the prices received from third parties to assess if the prices represent a reasonable estimate of the fair value. This process involves quantitative and qualitative analysis and is overseen by investment and accounting professionals. Examples of procedures performed include, but are not limited to, initial and on-going review of third party pricing services methodologies, review of pricing statistics and trends, back testing recent trades, and monitoring of trading volumes. As a result of this analysis, if the Company determines there is a more appropriate fair value based upon available market data, the price received from the third party is adjusted accordingly.

The following table presents the fair value of fixed maturity securities by pricing source as of December 31, 2007 and 2006.

                                                                      PERCENTAGE                                   PERCENTAGE
                                                            2007       OF TOTAL                          2006       OF TOTAL
                                             FAIR VALUE               FAIR VALUE          FAIR VALUE               FAIR VALUE
---------------------------------------------------------------------------------------------------------------------------------
Priced via third party pricing services         $35,892                    78.7%             $37,190                    83.3%
Priced via independent broker
 quotations                                       5,931                    13.0%               3,567                     8.0%
Priced via matrices                               3,526                     7.7%               3,810                     8.5%
Priced via other methods                            262                     0.6%                  79                     0.2%
                                              ---------                 -------            ---------                 -------
                                  TOTAL         $45,611                   100.0%             $44,646                   100.0%
                                              ---------                 -------            ---------                 -------

The fair value of a financial instrument is the amount at which the instrument could be exchanged in a current transaction between knowledgeable, unrelated willing parties using inputs, including assumptions and estimates, a market participant would utilize. As such, the estimated fair value of a financial instrument may differ significantly from the amount that could be realized if the security was sold immediately.

OTHER-THAN-TEMPORARY IMPAIRMENTS ON AVAILABLE-FOR-SALE SECURITIES

One of the significant estimates inherent in the valuation of investments is the evaluation of investments for other-than-temporary impairments. The evaluation of impairments is a quantitative and qualitative process, which is subject to risks and uncertainties and is intended to determine whether declines in the fair value of investments should be recognized in current period earnings. The risks and uncertainties include changes in general economic conditions, the issuer's financial condition or near term recovery prospects, the effects of changes in interest rates or credit spreads and the recovery period. The Company's accounting policy requires that a decline in the value of a security below its cost or amortized cost basis be assessed to determine if the decline is other-than-temporary. If the security is deemed to be other-than-temporarily impaired, a charge is recorded in net realized capital losses equal to the difference between the fair value and cost or amortized cost basis of the security. In addition, for securities expected to be sold, an other-than-temporary impairment charge is recognized if the Company does not expect the fair value of a security to recover to cost or amortized cost prior to the expected date of sale. The fair value of the other-than-temporarily impaired investment becomes its new cost basis. The Company has a security monitoring process overseen by a committee of investment and accounting professionals ("the committee") that identifies securities that, due to certain characteristics, as described below, are subjected to an enhanced analysis on a quarterly basis.

Securities not subject to EITF Issue No. 99-20, "Recognition of Interest Income and Impairment on Purchased Beneficial Interests and Beneficial Interests That Continued to Be Held by a Transferor in Securitized Financial Assets" ("non-EITF Issue No. 99-20 securities") that are in an unrealized loss position, are reviewed at least quarterly to determine if an other-than-temporary impairment is present based on certain quantitative and qualitative factors. The primary factors considered in evaluating whether a decline in value for non-EITF Issue No. 99-20 securities is other-than-temporary include: (a) the length of time and the extent to which the fair value has been or is expected to be less than cost or amortized cost, (b) the financial condition, credit rating and near-term prospects of the issuer, (c) whether the debtor is current on contractually obligated interest and principal payments and (d) the intent and ability of the Company to retain the investment for a period of time sufficient to allow for recovery.

For certain securitized financial assets with contractual cash flows including ABS, EITF Issue No. 99-20 requires the Company to periodically update its best estimate of cash flows over the life of the security. If the fair value of a securitized financial asset is less than its cost or amortized cost and there has been a decrease in the present value of the estimated cash flows since the last revised estimate, considering both timing and amount, an other-than-temporary impairment charge is recognized. The Company also considers its intent and ability to retain a temporarily impaired security until recovery. Estimating future cash flows is a quantitative and qualitative process that incorporates information received from third party sources along with certain internal assumptions and judgments regarding the future performance of the underlying collateral. In addition, projections of expected future cash flows may change based upon new information regarding the performance of the underlying collateral.

Each quarter, during this analysis, the Company asserts its intent and ability to retain until recovery those securities judged to be temporarily impaired. Once identified, these securities are systematically restricted from trading unless approved by the committee. The committee will only authorize the sale of these securities based on predefined criteria that relate to events that could not have been foreseen. Examples of the criteria include, but are not limited to, the deterioration in the issuer's creditworthiness, a change in regulatory requirements or a major business combination or major disposition.

MORTGAGE LOAN IMPAIRMENTS

Mortgage loans on real estate are considered to be impaired when management estimates that, based upon current information and events, it is probable that the Company will be unable to collect amounts due according to the contractual terms of the loan agreement. For mortgage loans that are determined to be impaired, a valuation allowance is established for the difference between the carrying amount and the Company's share of either (a) the present value of the expected future cash flows discounted at the loan's original effective interest rate, (b) the loan's observable market price or (c) the fair value of the collateral. Changes in valuation allowances are recorded in net realized capital gains and losses.

NET REALIZED CAPITAL GAINS AND LOSSES

Net realized capital gains and losses from investment sales, after deducting the life and pension policyholders' share for certain products, are reported as a component of revenues and are determined on a specific identification basis. Net realized capital gains and losses also result from fair value changes in derivatives contracts (both free-standing and embedded) that do not qualify, or are not designated, as a hedge for accounting purposes, and the change in value of derivatives in certain fair-value hedge relationships. Impairments are recognized as net realized capital losses when investment losses in value are deemed other-than-temporary. Recoveries of principle received by the Company in excess of expected realizable value from securities previously recorded as other-than-temporarily impaired are included in net realized capital gains. Foreign currency transaction remeasurements are also included in net realized capital gains and losses.

NET INVESTMENT INCOME

Interest income from fixed maturities and mortgage loans on real estate is recognized when earned on the constant effective yield method based on estimated timing of cash flows. The amortization of premium and accretion of discount for fixed maturities also takes into consideration call and maturity dates that produce the lowest yield. For high credit quality securitized financial assets subject to prepayment risk, yields are recalculated and adjusted periodically to reflect historical and/or estimated future principal repayments using the retrospective method. For non-highly rated securitized financial assets any yield adjustments are made using the prospective method. Prepayment fees on fixed maturities and mortgage loans are recorded in net investment income when earned. For limited partnerships, the equity method of accounting is used to recognize the Company's share of earnings. For fixed maturities that have had an other-than-temporary impairment loss, the Company amortizes the new cost basis to par or to the estimated future value over the expected remaining life of the security by adjusting the security's yield.

DERIVATIVE INSTRUMENTS

Overview

The Company utilizes a variety of derivative instruments, including swaps, caps, floors, forwards, futures and options through one of four Company-approved objectives: to hedge risk arising from interest rate, equity market, credit spread including issuer default, price or currency exchange rate risk or volatility; to manage liquidity; to control transaction costs; or to enter into replication transactions. For a further discussion of derivative instruments, see the Derivative Instruments section of Note 3.

The Company's derivative transactions are used in strategies permitted under the derivative use plans required by the State of Connecticut and the State of New York insurance departments.

Accounting and Financial Statement Presentation of Derivative Instruments and Hedging Activities

Derivative instruments are recognized on the consolidated balance sheets at fair value. As of December 31, 2007 and 2006, approximately 89% and 82% of derivatives, respectively, based upon notional values, were priced by valuation models, which utilize independent market data, while the remaining 11% and 18%, respectively, were priced by broker quotations. The derivatives are valued using mid-market level inputs that are predominantly observable in the market place. Inputs used to value derivatives include, but are not limited to, interest swap rates, foreign currency forward and spot rates, credit spreads, interest and equity volatility and equity index levels. The Company performs a monthly analysis on the derivative valuation which includes both quantitative and qualitative analysis. Examples of procedures performed include, but are not limited to, review of pricing statistics and trends, back testing recent trades, analyzing changes in the market environment and monitoring trading volume. This discussion on derivative pricing excludes the GMWB rider and associated reinsurance contracts as well as the reinsurance contracts associated with the GMIB and GMAB products, which are discussed in the preceding paragraphs under "Accounting for Guaranteed Benefits Offered with Variable Annuities" section.

On the date the derivative contract is entered into, the Company designates the derivative as (1) a hedge of the fair value of a recognized asset or liability ("fair-value" hedge), (2) a hedge of the variability in cash flows of a forecasted transaction or of amounts to be received or paid related to a recognized asset or liability ("cash-flow" hedge), (3) a foreign-currency fair value or cash-flow hedge ("foreign-currency" hedge), (4) a hedge of a net investment in a foreign operation ("net investment" hedge) or (5) held for other investment and/or risk management purposes, which primarily involve managing asset or liability related risks which do not qualify for hedge accounting.

Fair-Value Hedges

Changes in the fair value of a derivative that is designated and qualifies as a fair-value hedge, along with the changes in the fair value of the hedged asset or liability that is attributable to the hedged risk, are recorded in current period earnings with any differences between the net change in fair value of the derivative and the hedged item representing the hedge ineffectiveness. Periodic cash flows and accruals of income/expense ("periodic derivative net coupon settlements") are recorded in the line item of the consolidated statements of income in which the cash flows of the hedged item are recorded.

Cash-Flow Hedges

Changes in the fair value of a derivative that is designated and qualifies as a cash-flow hedge are recorded in AOCI and are reclassified into earnings when the variability of the cash flow of the hedged item impacts earnings. Gains and losses on derivative contracts that are reclassified from AOCI to current period earnings are included in the line item in the consolidated statements of income in which the cash flows of the hedged item are recorded. Any hedge ineffectiveness is recorded immediately in current period earnings as net realized capital gains and losses. Periodic derivative net coupon settlements are recorded in the line item of the consolidated statements of income in which the cash flows of the hedged item are recorded.

Foreign-Currency Hedges

Changes in the fair value of derivatives that are designated and qualify as foreign-currency hedges are recorded in either current period earnings or AOCI, depending on whether the hedged transaction is a fair-value hedge or a cash-flow hedge, respectively. Any hedge ineffectiveness is recorded immediately in current period earnings as net realized capital gains and losses. Periodic derivative net coupon settlements are recorded in the line item of the consolidated statements of income in which the cash flows of the hedged item are recorded.

Net Investment in a Foreign Operation Hedges

Changes in fair value of a derivative used as a hedge of a net investment in a foreign operation, to the extent effective as a hedge, are recorded in the foreign currency translation adjustments account within AOCI. Cumulative changes in fair value recorded in AOCI are reclassified into earnings upon the sale or complete, or substantially complete, liquidation of the foreign entity. Any hedge ineffectiveness is recorded immediately in current period earnings as net realized capital gains and losses. Periodic derivative net coupon settlements are recorded in the line item of the consolidated statements of income in which the cash flows of the hedged item are recorded.

Other Investment and/or Risk Management Activities

The Company's other investment and/or risk management activities primarily relate to strategies used to reduce economic risk or replicate permitted investments and do not receive hedge accounting treatment. Changes in the fair value, including periodic derivative net coupon settlements, of derivative instruments held for other investment and/or risk management purposes are reported in current period earnings as net realized capital gains and losses.

Hedge Documentation and Effectiveness Testing

To qualify for hedge accounting treatment, a derivative must be highly effective in mitigating the designated changes in value or cash flow of the hedged item. At hedge inception, the Company formally documents all relationships between hedging instruments and hedged items, as well as its risk-management objective and strategy for undertaking each hedge transaction. The documentation process includes linking derivatives that are designated as fair-value, cash-flow, foreign-currency or net investment hedges to specific assets or liabilities on the balance sheet or to specific forecasted transactions and defining the effectiveness and ineffectiveness testing methods to be used. The Company also formally assesses, both at the hedge's inception and ongoing on a quarterly basis, whether the derivatives that are used in hedging transactions have been and are expected to continue to be highly effective in offsetting changes in fair values or cash flows of hedged items. Hedge effectiveness is assessed using qualitative and quantitative methods. Qualitative methods may include comparison of critical terms of the derivative to the hedged item. Quantitative methods include regression or other statistical analysis of changes in fair value or cash flows associated with the hedge relationship. Hedge ineffectiveness of the hedge relationships are measured each reporting period using the "Change in Variable Cash Flows Method", the "Change in Fair Value Method", the "Hypothetical Derivative Method", or the "Dollar Offset Method".

Discontinuance of Hedge Accounting

The Company discontinues hedge accounting prospectively when (1) it is determined that the derivative is no longer highly effective in offsetting changes in the fair value or cash flows of a hedged item; (2) the derivative is dedesignated as a hedging instrument; or (3) the derivative expires or is sold, terminated or exercised.

When hedge accounting is discontinued because it is determined that the derivative no longer qualifies as an effective fair-value hedge, the derivative continues to be carried at fair value on the balance sheet with changes in its fair value recognized in current period earnings.

When hedge accounting is discontinued because the Company becomes aware that it is not probable that the forecasted transaction will occur, the derivative continues to be carried on the balance sheet at its fair value, and gains and losses that were accumulated in AOCI are recognized immediately in earnings.

In other situations in which hedge accounting is discontinued on a cash-flow hedge, including those where the derivative is sold, terminated or exercised, amounts previously deferred in AOCI are reclassified into earnings when earnings are impacted by the variability of the cash flow of the hedged item.

Embedded Derivatives

The Company purchases and issues financial instruments and products that contain embedded derivative instruments. When it is determined that (1) the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and (2) a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is bifurcated from the host for measurement purposes. The embedded derivative, which is reported with the host instrument in the consolidated balance sheets, is carried at fair value with changes in fair value reported in net realized capital gains and losses.

Credit Risk

The Company's derivative counterparty exposure policy establishes market-based credit limits, favors long-term financial stability and creditworthiness and typically requires credit enhancement/credit risk reducing agreements. Credit risk is measured as the amount owed to the Company based on current market conditions and potential payment obligations between the Company and its counterparties. Credit exposures are generally quantified daily, netted by counterparty for each legal entity of the Company, and collateral is pledged to and held by, or on behalf of, the Company to the extent the current value of derivatives exceeds the exposure policy thresholds which do not exceed $10. The Company also minimizes the credit risk in derivative instruments by entering into transactions with high quality counterparties rated A2/A or better, which are monitored by the Company's internal compliance unit and reviewed frequently by senior management. In addition, the compliance unit monitors counterparty credit exposure on a monthly basis to ensure compliance with Company policies and statutory limitations. The Company also maintains a policy of requiring that derivative contracts, other than exchange traded contracts, currency forward contracts, and certain embedded derivatives, be governed by an International Swaps and Derivatives Association Master Agreement which is structured by legal entity and by counterparty and permits right of offset. To date, the Company has not incurred any losses on derivative instruments due to counterparty nonperformance.

Product Derivatives and Risk Management

The Company offers certain variable annuity products with a guaranteed minimum withdrawal benefit ("GMWB") rider. The Company has also assumed, through reinsurance, from HLIKK GMIB and GMAB. The fair value of the GMWB, GMIB and GMAB is calculated based on actuarial and capital market assumptions related to the projected cash flows, including benefits and related contract charges, over the lives of the contracts, incorporating expectations concerning policyholder behavior. Because of the dynamic and complex nature of these cash flows, best estimate assumptions and stochastic techniques under a variety of market return scenarios are used. Estimating these cash flows involves numerous estimates and subjective judgments including those regarding expected market rates of return, market volatility, correlations of market returns and discount rates. At each valuation date, the Company assumes expected returns based on risk-free rates; market volatility assumptions for each underlying index based on a blend of observed market "implied volatility" data and annualized standard deviations of monthly returns using the most recent 20 years of observed market performance correlations of market returns across underlying indices based on actual observed market returns and relationships over the ten years preceding the valuation date; and current risk-free spot rates, to determine the present value of expected future cash flows produced in the stochastic projection process. Changes in capital market assumptions can significantly change the value of the GMWB, GMIB, and GMAB. In valuing the embedded derivative, the Company attributes to the derivative a portion of the fees collected from the contract holder equal to the present value of future GMWB claims (the "Attributed Fees"). All changes in the fair value of the embedded GMWB derivative are recorded in net realized capital gains and losses. The excess of fees collected from the contract holder over the Attributed Fees are associated with the host variable annuity contract recorded in fee income. Upon adoption of SFAS 157, the Company will revise many of the assumptions used to value GMWB, GMIB and GMAB.

For contracts issued prior to July 2003, the Company has a reinsurance arrangement in place to transfer its risk of loss due to GMWB. This arrangement is recognized as a derivative and carried at fair value in reinsurance recoverables. Changes in the fair value of the reinsurance agreement is recorded in net realized capital gains and losses. As of July 2003, the Company had substantially exhausted all of its reinsurance capacity, with respect to contracts issued after July 2003, and began hedging its exposure to the GMWB rider using a sophisticated program involving interest rate futures, Standard and Poor's ("S&P") 500 and NASDAQ index put options and futures contracts and Europe, Australasia and Far East ("EAFE") Index swaps to hedge GMWB exposure to international equity markets. During 2007, the Company also purchased customized derivative instruments to hedge capital market risks associated with GMWB. For the years ended December 31, 2007, 2006 and 2005, net realized capital gains and losses included the change in market value of the embedded derivative related to the GMWB and GMAB liability, the derivative reinsurance arrangement and the related derivative contracts that were purchased as economic hedges, the net effect of which was a $283 loss, $26 loss and $46 loss, before deferred policy acquisition costs and tax effects, respectively.

A contract is 'in the money' if the contract holder's GRB is greater than the account value. For contracts that were 'in the money', the Company's exposure, after reinsurance, as of December 31, 2007, was $139. However, the only ways the contract holder can monetize the excess of the GRB over the account value of the contract is upon death or if their account value is reduced to zero through a combination of a series of withdrawals that do not exceed a specific percentage of the premiums paid per year and market declines. If the account value is reduced to zero, the contract holder will receive a period certain annuity equal to the remaining GRB. As the amount of the excess of the GRB over the account value can fluctuate with equity market returns on a daily basis the ultimate amount to be paid by the Company, if any, is uncertain and could be significantly more or less than $139.

SEPARATE ACCOUNTS

The Company maintains separate account assets and liabilities, which are reported at fair value. Separate accounts include contracts, wherein the policyholder assumes the investment risk. Separate account assets are segregated from other investments and investment income and gains and losses accrue directly to the policyholder.

DEFERRED POLICY ACQUISITION COSTS AND PRESENT VALUE OF FUTURE PROFITS

The deferred policy acquisition costs asset and present value of future profits ("PVFP") intangible asset (hereafter, referred to collectively as "DAC") related to investment contracts and universal life-type contracts (including variable annuities) are amortized in the same way, over the estimated life of the contracts acquired using the retrospective deposit method. Under the retrospective deposit method, acquisition costs are amortized in proportion to the present value of estimated gross profits ("EGPs"). EGPs are also used to amortize other assets and liabilities on the Company's balance sheet, such as sales inducement assets and unearned revenue reserves ("URR"). Components of EGPs are used to determine reserves for guaranteed minimum death, income and universal life secondary guarantee benefits accounted for and collectively referred to as "SOP 03-1 reserves". At December 31, 2007 and 2006, the carrying value of the Company's DAC asset was $8.4 billion and $7.3 billion, respectively. At December 31, 2007, the sales inducement, unearned revenue reserves, and SOP 03-1 balances were $445, $1.0 billion and $550, respectively. At December 31, 2006, the sales inducement, unearned revenue reserves and SOP 03-1 reserves were $397, $769 and $483, respectively.

For most contracts, the Company estimates gross profits over a 20 year horizon as estimated profits emerging subsequent to year 20 are immaterial. The Company uses other amortization bases for amortizing DAC, such as gross costs (net of reinsurance), as a replacement for EGPs when EGPs are expected to be negative for multiple years of the contract's life. Actual gross profits, in a given reporting period, that vary from management's initial estimates result in increases or decreases in the rate of amortization, commonly referred to as a "true-up", which are recorded in the current period. The true-up recorded for the years ended December 31, 2007, 2006 and 2005 was an increase to amortization of $0, $45 and $27, respectively.

Products sold in a particular year are aggregated into cohorts. Future gross profits for each cohort are projected over the estimated lives of the underlying contracts, and are, to a large extent, a function of future account value projections for individual variable annuity products and to a lesser extent for variable universal life products. The projection of future account values requires the use of certain assumptions. The assumptions considered to be important in the projection of future account value, and hence the EGPs, include separate account fund performance, which is impacted by separate account fund mix, less fees assessed against the contract holder's account balance, surrender and lapse rates, interest margin, mortality and hedging costs. The assumptions are developed as part of an annual process and are dependent upon the Company's current best estimates of future events. The Company's current separate account return assumption is approximately 8% (after fund fees, but before mortality and expense charges). Beginning in 2007, the Company estimated gross profits using the mean of EGPs derived from a set of stochastic scenarios that have been calibrated to our estimated separate account return as compared to prior years where we used a single deterministic estimation.

Estimating future gross profits is a complex process requiring considerable judgment and the forecasting of events well into the future. The estimation process, the underlying assumptions and the resulting EGPs, are evaluated regularly. During the third quarter of 2007 and the fourth quarter of 2006, the Company refined its estimation process for DAC amortization and completed a comprehensive study of assumptions. The Company plans to complete a comprehensive assumption study and refine its estimate of future gross profits during the third quarter of each successive year.

Upon completion of an assumption study, the Company revises its assumptions to reflect its current best estimate, thereby changing its estimate of projected account values and the related EGPs in the DAC, sales inducement and unearned revenue reserve amortization models as well as the SOP 03-1 reserving models. The DAC asset, as well as the sales inducement asset, unearned revenue reserves and SOP 03-1 reserves are adjusted with an offsetting benefit or charge to income to reflect such changes in the period of the revision, a process known as "unlocking". An unlock that results in an after-tax benefit generally occurs as a result of actual experience or future expectations of product profitability being favorable compared to previous estimates. An unlock that results in an after-tax charge generally occurs as a result of actual experience or future expectations of product profitability being unfavorable compared to previous estimates.

In addition to when a comprehensive assumption study is completed, revisions to best estimate assumptions used to estimate future gross profits are necessary when the EGPs in the Company's models fall outside of an independently determined reasonable range of EGPs. The Company performs a quantitative process each quarter to determine the reasonable range of EGPs. This process involves the use of internally developed models, which run a large number of stochastically determined scenarios of separate account fund performance. Incorporated in each scenario are assumptions with respect to lapse rates, mortality, and expenses, based on the Company's most recent assumption study. These scenarios are run for the Company's individual variable annuity businesses, the Company's Retirement Plans businesses and for the Company's individual variable universal life business and are used to calculate statistically significant ranges of reasonable EGPs. The statistical ranges produced from the stochastic scenarios are compared to the present value of EGPs used in the Company's models. If EGPs used in the Company's models fall outside of the statistical ranges of reasonable EGPs, an "unlock" would be necessary. If EGPs used in the Company's models fall inside of the statistical ranges of reasonable EGPs, the Company will not solely rely on the results of the quantitative analysis to determine the necessity of an unlock. In addition, the Company considers, on a quarterly basis, other qualitative factors such as market, product, regulatory and policyholder behavior trends and may also revise EGPs if those trends are expected to be significant and were not or could not be included in the statistically significant ranges of reasonable EGPs.

UNLOCK RESULTS

During the third quarter of 2007 and the fourth quarter of 2006, the Company completed an annual, comprehensive study of assumptions underlying EGPs, resulting in an "unlock". The study covered all assumptions, including mortality, lapses, expenses, hedging costs, and separate account returns, in substantially all product lines. The new best estimate assumptions were applied to the current in-force to project future gross profits. The after-tax impact on the Company's assets and liabilities as a result of the unlock during the third quarter of 2007 was as follows:

                                                               Unearned           Death             Sales
                                              DAC and           Revenue          Benefit          Inducement
                                                PVFP           Reserves        Reserves (1)         Assets          Total (2)
---------------------------------------------------------------------------------------------------------------------------------
SEGMENT AFTER-TAX (CHARGE) BENEFIT
Retail                                           $181              $(5)             $(4)               $9               $181
Retirement Plans                                   (9)              --               --                --                 (9)
Institutional                                       1               --               --                --                  1
Individual Life                                    24               (8)              --                --                 16
                                               ------            -----             ----              ----             ------
                                   TOTAL         $197             $(13)             $(4)               $9               $189
                                               ------            -----             ----              ----             ------

(1) As a result of the unlock, death benefit reserves, in Retail, decreased $4, pre-tax, offset by a decrease of $10,pre-tax, in reinsurance recoverables.

(2) The following were the most significant contributors to the unlock amounts recorded during the third quarter of 2007:

       - Actual separate account returns were above our aggregated estimated return.

       - During the third quarter of 2007, the Company estimated gross profits using the mean of EGPs derived from a set of stochastic scenarios that have been calibrated to our estimated separate account return as compared to prior year where we used a single deterministic estimation. The impact of this change in estimation was a benefit of $20, after-tax, for variable annuities.

       - As part of its continual enhancement to its assumption setting processes and in connection with its assumption study, the Company included dynamic lapse behavior assumptions. Dynamic lapses reflect that lapse behavior will be different depending upon market movements. The impact of this assumption change along with other base lapse rate changes was an approximate benefit of $40, after-tax, for variable annuities.

As a result of the unlock in the third quarter of 2007, the Company expects an immaterial change to total Company DAC amortization in 2008.

The after-tax impact on the Company's assets and liabilities as a result of the unlock during the fourth quarter of 2006 was as follows:

                                                                   Unearned           Death             Sales
                                                  DAC and          Revenue           Benefit          Inducement
                                                   PVFP            Reserves       Reserves (1)          Assets        Total
---------------------------------------------------------------------------------------------------------------------------------
SEGMENT AFTER-TAX (CHARGE) BENEFIT
Retail                                              $(116)             $5              $(10)               $3          $(118)
Retirement Plans                                       20              --                --                --             20
Individual Life                                       (46)             30                --                --            (16)
                                                  -------            ----             -----              ----        -------
                                      TOTAL         $(142)            $35              $(10)               $3          $(114)
                                                  -------            ----             -----              ----        -------

(1) As a result of the unlock, death benefit reserves, in the Retail, increased $294, offset by an increase of $279 in reinsurance recoverables.

An "unlock" only revises EGPs to reflect current best estimate assumptions. The Company must also test the aggregate recoverability of the DAC and sales inducement assets by comparing the amounts deferred to the present value of total EGPs. In addition, the Company routinely stress tests its DAC and sales inducement assets for recoverability against severe declines in its separate account assets, which could occur if the equity markets experienced a significant sell-off, as the majority of policyholders' funds in the separate accounts is invested in the equity market. As of December 31, 2007, the Company believed individual variable annuity separate account assets could fall, through a combination of negative market returns, lapses and mortality, by at least 54%, before portions of its DAC and sales inducement assets would be unrecoverable.

RESERVE FOR FUTURE POLICY BENEFITS AND UNPAID LOSSES AND LOSS ADJUSTMENT
EXPENSES

Liabilities for the Company's group life and disability contracts as well its individual term life insurance policies include amounts for unpaid losses and future policy benefits. Liabilities for unpaid losses include estimates of amounts to fully settle known reported claims as well as claims related to insured events that the Company estimates have been incurred but have not yet been reported. Liabilities for future policy benefits are calculated by the net level premium method using interest, withdrawal and mortality assumptions appropriate at the time the policies were issued. The methods used in determining the liability for unpaid losses and future policy benefits are standard actuarial methods recognized by the American Academy of Actuaries. For the tabular reserves, discount rates are based on the Company's earned investment yield and the morbidity/mortality tables used are standard industry tables modified to reflect the Company's actual experience when appropriate. In particular, for the Company's group disability known claim reserves, the morbidity table for the early durations of claim is based exclusively on the Company's experience, incorporating factors such as gender, elimination period and diagnosis. These reserves are computed such that they are expected to meet the Company's future policy obligations. Future policy benefits are computed at amounts that, with additions from estimated premiums to be received and with interest on such reserves compounded annually at certain assumed rates, are expected to be sufficient to meet the Company's policy obligations at their maturities or in the event of an insured's death. Changes in or deviations from the assumptions used for mortality, morbidity, expected future premiums and interest can significantly affect the Company's reserve levels and related future operations and, as such, provisions for adverse deviation are built into the long-tailed liability assumptions.

Certain contracts classified as universal life-type may also include additional death or other insurance benefit features, such as guaranteed minimum death benefits offered with variable annuity contracts or no lapse guarantees offered with universal life insurance contracts. An additional liability is established for these benefits by estimating the expected present value of the benefits in excess of the projected account value in proportion to the present value of total expected assessments. Excess benefits are accrued as a liability as actual assessments are recorded. Determination of the expected value of excess benefits and assessments are based on a range of scenarios and assumptions including those related to market rates of return and volatility, contract surrender rates and mortality experience. Revisions to assumptions are made consistent with the Company's process for an unlock. See Life Deferred Policy Acquisition Costs and Present value of Future Benefits in this Note.

OTHER POLICYHOLDER FUNDS AND BENEFITS PAYABLE

The Company has classified its fixed and variable annuities, 401(k), certain governmental annuities, private placement life insurance ("PPLI"), variable universal life insurance, universal life insurance and interest sensitive whole life insurance as universal life-type contracts. The liability for universal life-type contracts is equal to the balance that accrues to the benefit of the policyholders as of the financial statement date (commonly referred to as the account value), including credited interest, amounts that have been assessed to compensate the Company for services to be performed over future periods, and any amounts previously assessed against policyholders that are refundable on termination of the contract.

The Company has classified its institutional and governmental products, without life contingencies, including funding agreements, certain structured settlements and guaranteed investment contracts, as investment contracts. The liability for investment contracts is equal to the balance that accrues to the benefit of the contract holder as of the financial statement date, which includes the accumulation of deposits plus credited interest, less withdrawals and amounts assessed through the financial statement date. Contract holder funds include funding agreements held by VIE issuing medium-term notes.

REVENUE RECOGNITION

For investment and universal life-type contracts, the amounts collected from policyholders are considered deposits and are not included in revenue. Fee income for universal life-type contracts consists of policy charges for policy administration, cost of insurance charges and surrender charges assessed against policyholders' account balances and are recognized in the period in which services are provided. For the Company's traditional life and group disability products premiums are recognized as revenue when due from policyholders.

FOREIGN CURRENCY TRANSLATION

Foreign currency translation gains and losses are reflected in stockholder's equity as a component of accumulated other comprehensive income. The Company's assumed foreign balance sheet accounts are translated at the exchange rates in effect at each year end and income statement accounts are translated at the average rates of exchange prevailing during the year. The national currencies of the international operations are generally their functional currencies.

DIVIDENDS TO POLICYHOLDERS

Policyholder dividends are paid to certain policies, which are referred to as participating policies. Such dividends are accrued using an estimate of the amount to be paid based on underlying contractual obligations under policies and applicable state laws.

Participating life insurance in-force accounted for 7%, 3% and 3% as of December 31, 2007, 2006 and 2005, respectively, of total life insurance in-force. Dividends to policyholders were $11, $22 and $37 for the years ended December 31, 2007, 2006 and 2005, respectively. There were no additional amounts of income allocated to participating policyholders. If limitations exist on the amount of net income from participating life insurance contracts that may be distributed to stockholder's, the policyholder's share of net income on those contracts that cannot be distributed is excluded from stockholder's equity by a charge to operations and a credit to a liability.

REINSURANCE

Through both facultative and treaty reinsurance agreements, the Company cedes a share of the risks it has underwritten to other insurance companies. Assumed reinsurance refers to the Company's acceptance of certain insurance risks that other insurance companies have underwritten.

Reinsurance accounting is followed for ceded and assumed transactions when the risk transfer provisions of SFAS 113, "Accounting and Reporting for Reinsurance of Short-Duration and Long-Duration Contracts," have been met. To meet risk transfer requirements, a reinsurance contract must include insurance risk, consisting of both underwriting and timing risk, and a reasonable possibility of a significant loss to the reinsurer.

Earned premiums and incurred losses and loss adjustment expenses reflect the net effects of ceded and assumed reinsurance transactions. Included in other assets are prepaid reinsurance premiums, which represent the portion of premiums ceded to reinsurers applicable to the unexpired terms of the reinsurance contracts. Reinsurance recoverables include balances due from reinsurance companies for paid and unpaid losses and loss adjustment expenses and are presented net of an allowance for uncollectible reinsurance.

INCOME TAXES

The Company recognizes taxes payable or refundable for the current year and deferred taxes for the tax consequences of differences between the financial reporting and tax basis of assets and liabilities. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse.

2. SEGMENT INFORMATION

The Company has four reporting segments: Retail Products Group ("Retail"), Retirement Plans ("Retirement"), Institutional Solutions Group ("Institutional") and Individual Life. In 2007, the Company changed its reporting for realized gains and losses, as well as credit risk charges previously allocated between Other and each of the reporting segments. All segment data for prior reporting periods have been adjusted to reflect the current segment reporting.

Retail offers individual variable and fixed market value adjusted ("MVA") annuities.

Retirement Plans provides products and services to corporations pursuant to
Section 401(k) and products and services to municipalities and not-for-profit organizations under Section 457 and 403(b) of the IRS code.

Institutional primarily offers institutional liability products, including stable value products, structured settlements and institutional annuities (primarily terminal funding cases), as well as variable Private Placement Life Insurance ("PPLI") owned by corporations and high net worth individuals. Furthermore, Institutional offers additional individual products including structured settlements, single premium immediate annuities and longevity assurance.

Individual Life sells a variety of life insurance products, including variable universal life, universal life, interest sensitive whole life and term life.

The Company includes in an Other category its leveraged PPLI product line of business; corporate items not directly allocated to any of its reporting segments; intersegment eliminations, guaranteed minimum income benefit ("GMIB'), guaranteed minimum death benefit ("GMDB") and guaranteed minimum accumulation benefit ("GMAB") reinsurance assumed from Hartford Life Insurance KK ("HLIKK"), a related party and subsidiary of Hartford Life, as well as certain group benefit products, including group life and group disability insurance that is directly written by the Company and for which nearly half is ceded to its parent, HLA.

The accounting policies of the reportable operating segments are the same as those described in the summary of significant accounting policies in Note 1. The Company evaluates performance of its segments based on revenues, net income and the segment's return on allocated capital. Each operating segment is allocated corporate surplus as needed to support its business.

The following tables represent summarized financial information concerning the Company's segments.

                                              FOR THE YEARS ENDED
                                                  DECEMBER 31,
                                       2007           2006           2005
--------------------------------------------------------------------------------
REVENUES BY PRODUCT LINE
REVENUES
LIFE
 Earned premiums, fees, and other
  considerations
 RETAIL
  Individual annuity:
   Individual variable annuity         $2,103         $1,835         $1,629
   Fixed / MVA Annuity                      1              3             (2)
  Other                                    --             --             --
                                     --------       --------       --------
  Total Retail                          2,104          1,838          1,627
 RETIREMENT PLANS
   401(k)                                 179            154            106
   403(b)/457                              50             45             43
                                     --------       --------       --------
  Total Retirement Plans                  229            199            149
 INSTITUTIONAL
   IIP                                  1,012            623            516
   PPLI                                   224            103            105
                                     --------       --------       --------
  Total Institutional                   1,236            726            621
 INDIVIDUAL LIFE
  Total Individual Life                   760            780            716
 OTHER                                    163            117            147
                                     --------       --------       --------
  Total Life premiums, fees, and
   other considerations                 4,492          3,660          3,260
  Net investment income                 3,048          2,728          2,569
 Net realized capital losses             (934)          (299)            75
                                     --------       --------       --------
                         TOTAL LIFE     6,606          6,089          5,904
                                     --------       --------       --------

NET INCOME (LOSS)                        2007          2006    2005
---------------------------------------------------------------------------------
 Retail                                    $663          $397  $480
 Retirement Plans                            53            94   73
 Institutional                                7            69  107
 Individual Life                            169           137  157
 Other                                     (152)           34   92
                                        -------       -------  ---
                      TOTAL NET INCOME     $740          $731  $909
                                        -------       -------  ---

                                         2007          2006          2005
--------------------------------------------------------------------------------
NET INVESTMENT INCOME
 Retail                                    $815          $835          $934
 Retirement Plans                           355           326           311
 Institutional                            1,226           987           784
 Individual Life                            331           293           272
 Other                                      321           287           268
                                        -------       -------       -------
           TOTAL NET INVESTMENT INCOME   $3,048        $2,728        $2,569
                                        -------       -------       -------
AMORTIZATION OF DEFERRED POLICY
 ACQUISITION AND PRESENT VALUE OF
 FUTURE PROFITS
 Retail                                    $316          $913          $685
 Retirement Plans                            58            (4)           31
 Institutional                               23            32            32
 Individual Life                            117           235           198
 Other                                        1            (1)           (1)
                                        -------       -------       -------
             TOTAL AMORTIZATION OF DAC     $515        $1,175          $945
                                        -------       -------       -------
INCOME TAX EXPENSE (BENEFIT)
Retail                                     $137          $(40)          $11
Retirement Plans                             14            35            22
Institutional                                (5)           26            49
Individual Life                              81            60            73
Other (1)                                   (59)           22            52
                                        -------       -------       -------
              TOTAL INCOME TAX EXPENSE     $168          $103          $207
                                        -------       -------       -------

                                                           DECEMBER 31,
                                                      2007              2006
--------------------------------------------------------------------------------
ASSETS
 Retail                                               $135,244          $129,158
 Retirement Plans                                       28,157            24,596
 Institutional                                          77,990            65,897
 Individual Life                                        15,151            13,810
 Other                                                   9,670             8,009
                                                   -----------       -----------
                                     TOTAL ASSETS     $266,212          $241,470
                                                   -----------       -----------
DAC
 Retail                                                 $5,182            $4,561
 Retirement Plans                                          658               543
 Institutional                                             143               111
 Individual Life                                         2,411             2,119
 Other                                                      (1)               --
                                                   -----------       -----------
                                        TOTAL DAC       $8,393            $7,334
                                                   -----------       -----------
RESERVE FOR FUTURE POLICY BENEFITS
 Retail                                                   $944              $845
 Retirement Plans                                          333               357
 Institutional                                           6,657             5,711
 Individual Life                                           685               575
 Other                                                     777               721
                                                   -----------       -----------
         TOTAL RESERVE FOR FUTURE POLICY BENEFITS       $9,396            $8,209
                                                   -----------       -----------
OTHER POLICYHOLDER FUNDS
 Retail                                                $15,391           $15,008
 Retirement Plans                                        5,591             5,544
 Institutional                                          12,455            11,401
 Individual Life                                         5,210             4,845
 Other                                                   3,730             3,393
                                                   -----------       -----------
                   TOTAL OTHER POLICYHOLDER FUNDS      $42,377           $40,191
                                                   -----------       -----------

3. INVESTMENTS AND DERIVATIVE INSTRUMENTS

                                                FOR THE YEARS ENDED
                                                   DECEMBER 31,
                                         2007          2006          2005
--------------------------------------------------------------------------------
COMPONENTS OF NET INVESTMENT INCOME
Fixed maturities (1)                     $2,710        $2,459        $2,275
Policy loans                                132           140           142
Mortgage loans on real estate               227           126            64
Other investments                            35            53           125
Gross investment income                   3,104         2,778         2,606
Less: Investment expenses                    56            50            37
                                        -------       -------       -------
                 NET INVESTMENT INCOME   $3,048        $2,728        $2,569
                                        -------       -------       -------
COMPONENTS OF NET REALIZED CAPITAL
 GAINS (LOSSES)
Fixed maturities                          $(248)        $(105)          $57
Equity securities                           (46)           (3)            8
Foreign currency transaction
 remeasurements                             102            18           157
Derivatives and other (2)                  (742)         (209)         (147)
                                        -------       -------       -------
   NET REALIZED CAPITAL GAINS (LOSSES)    $(934)        $(299)          $75
                                        -------       -------       -------

(1)  Includes income on short-term bonds.

(2) Primarily consists of changes in fair value on non-qualifying derivatives, changes in fair value of certain derivatives in fair value hedge relationships and hedge ineffectiveness on qualifying derivative instruments.

                                                FOR THE YEARS ENDED
                                                   DECEMBER 31,
                                        2007           2006          2005
--------------------------------------------------------------------------------
COMPONENTS OF NET UNREALIZED GAINS
 (LOSSES) ON AVAILABLE-FOR-SALE
 SECURITIES
Fixed maturities                          $(597)         $800          $986
Equity securities                           (42)            8             7
Net unrealized gains credited to
 policyholders                                3            (4)           (9)
                                        -------       -------       -------
Net unrealized gains                       (636)          804           984
Deferred income taxes and other items      (304)          304           407
                                        -------       -------       -------
Net unrealized gains (losses), net of
 tax -- end of year                        (332)          500           577
Net unrealized gains, net of tax --
 beginning of year                          500           577         1,124
                                        -------       -------       -------
        CHANGE IN UNREALIZED LOSSES ON
         AVAILABLE-FOR-SALE SECURITIES    $(832)         $(77)        $(547)
                                        -------       -------       -------

COMPONENTS OF FIXED MATURITY INVESTMENTS

                                                                     AS OF DECEMBER 31, 2007
                                                                      GROSS                     GROSS
                                           AMORTIZED                UNREALIZED               UNREALIZED              FAIR
                                             COST                     GAINS                    LOSSES                VALUE
---------------------------------------------------------------------------------------------------------------------------------
BONDS AND NOTES
ABS                                           $7,602                      $24                     $(519)              $7,107
CMOs
 Agency backed                                   793                       18                        (3)                 808
 Non-agency backed                               411                        4                        (2)                 413
Commercial mortgage-backed
 securities ("CMBS")                          11,515                      159                      (572)              11,102
Corporate                                     21,928                      807                      (571)              22,164
Government/Government agencies
 Foreign                                         465                       35                        (2)                 498
 United States                                   516                       14                        (1)                 529
MBS                                            1,750                       15                       (15)               1,750
States, municipalities and political
 subdivisions                                  1,226                       32                       (20)               1,238
Redeemable preferred stock                         2                        2                        (2)                   2
                                           ---------                 --------                 ---------            ---------
              TOTAL FIXED MATURITIES         $46,208                   $1,110                   $(1,707)             $45,611
                                           ---------                 --------                 ---------            ---------

                                                                      AS OF DECEMBER 31, 2006
                                                                        GROSS                    GROSS
                                             AMORTIZED                UNREALIZED              UNREALIZED             FAIR
                                               COST                     GAINS                   LOSSES               VALUE
---------------------------------------------------------------------------------------------------------------------------------
BONDS AND NOTES
ABS                                             $6,170                      $38                    $(41)              $6,167
CMOs
 Agency backed                                     778                        8                      (5)                 781
 Non-agency backed                                  76                       --                      --                   76
Commercial mortgage-backed securities
 ("CMBS")                                       10,806                      146                     (71)              10,881
Corporate                                       21,982                      911                    (206)              22,687
Government/Government agencies
 Foreign                                           568                       44                      (4)                 608
 United States                                     542                        2                      (5)                 539
MBS                                              1,808                        6                     (31)               1,783
States, municipalities and political
 subdivisions                                    1,114                       23                     (15)               1,122
Redeemable preferred stock                           2                       --                      --                    2
                                             ---------                 --------                 -------            ---------
                TOTAL FIXED MATURITIES         $43,846                   $1,178                   $(378)             $44,646
                                             ---------                 --------                 -------            ---------

The amortized cost and estimated fair value of fixed maturity investments at December 31, 2007 by contractual maturity year are shown below.

                                         AMORTIZED COST          FAIR VALUE
--------------------------------------------------------------------------------
MATURITY
One year or less                                 $767                  $805
Over one year through five years                7,389                 7,675
Over five years through ten years               6,041                 5,994
Over ten years                                 21,455                21,059
Subtotal                                       35,652                35,533
ABS, MBS, and CMOs                             10,556                10,078
                                            ---------             ---------
                               TOTAL          $46,208               $45,611
                                            ---------             ---------

Estimated maturities may differ from contractual maturities due to security call or prepayment provisions because of the potential for prepayment on certain mortgage- and asset-backed securities which is why ABS, MBS, and CMOs are not categorized by contractual maturity. The CMBS are categorized by contractual maturity because they generally are not subject to prepayment risk as these securities are generally structured to include forms of call protections such as yield maintenance charges, prepayment penalties or lockouts, and defeasance.

SALES OF FIXED MATURITY AND AVAILABLE-FOR-SALE EQUITY SECURITY INVESTMENTS

                                             FOR THE YEARS ENDED
                                                DECEMBER 31,
                                    2007            2006            2005
--------------------------------------------------------------------------------
SALE OF FIXED MATURITIES
Sale proceeds                       $12,415         $16,159         $15,784
Gross gains                             246             210             302
Gross losses                           (135)           (230)           (218)
SALE OF AVAILABLE-FOR-SALE
 EQUITY SECURITIES
Sale proceeds                          $296            $249             $38
Gross gains                              12               5               8
Gross losses                             (7)             (5)             --
                                  ---------       ---------       ---------

CONCENTRATION OF CREDIT RISK

The Company aims to maintain a diversified investment portfolio including issuer, sector and geographic stratification, where applicable, and has established certain exposure limits, diversification standards and review procedures to mitigate credit risk.

The Company is not exposed to any concentration of credit risk of a single issuer greater than 10% of the Company's stockholder's equity other than U.S. government and certain U.S. government agencies. Other than U.S. government and U.S. government agencies, the Company's largest three exposures by issuer including multiple investment grade tranches of the same security as of December 31, 2007 were Wachovia Bank Commercial Mortgage Trust, Goldman Equity Office Properties and PARCS-R and as of December 31, 2006 were Wachovia Bank Commercial Mortgage Trust, General Electric Company, and Citigroup, Inc., which each comprise less than 1.0%, of total invested assets. Wachovia Bank Commercial Mortgage Trust, Goldman Equity Office Properties, and PARCS-R include multiple investment grade tranches.

The Company's largest three exposures by sector, as of December 31, 2007 and 2006, were commercial mortgage and real estate, financial services and residential mortgages which comprised approximately 28%, 14% and 10%, respectively, for 2007 and 26%, 13% and 8%, respectively, for 2006, of total invested assets.

The Company's investments in states, municipalities and political subdivisions are geographically dispersed throughout the United States. As of December 31, 2007 and 2006, the largest concentrations were in California, Oregon, and Illinois which each comprised less than 1% of total invested assets, respectively.

SECURITY UNREALIZED LOSS AGING

The Company has a security monitoring process overseen by a committee of investment and accounting professionals that, on a quarterly basis, identifies securities in an unrealized loss position that could potentially be other-than-temporarily impaired. For further discussion regarding the Company's other-than-temporary impairment policy, see the Investments section of Note 2. Due to the issuers' continued satisfaction of the securities' obligations in accordance with their contractual terms and the expectation that they will continue to do so, management's intent and ability to hold these securities for a period of time sufficient to allow for any anticipated recovery in market value, as well as the evaluation of the fundamentals of the issuers' financial condition and other objective evidence, the Company believes that the prices of the securities in the sectors identified in the tables below were temporarily depressed as of December 31, 2007 and 2006.

The following tables present amortized cost, fair value and unrealized losses for the Company's fixed maturity and available-for-sale equity securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2007.

                                                                       2007
                                 LESS THAN 12 MONTHS                                           12 MONTHS OR MORE
                   AMORTIZED             FAIR            UNREALIZED          AMORTIZED                FAIR           UNREALIZED
                      COST              VALUE              LOSSES            COST                    VALUE             LOSSES
-----------------------------------------------------------------------------------------------------------------------------------
ABS                   $6,271             $5,789              $(482)                  $497                460              $(37)
CMOs
 Agency
  backed                 270                268                 (2)                    60                 59                (1)
 Non-agency
  backed                  97                 96                 (1)                    33                 32                (1)
CMBS                   5,493              5,010               (483)                 1,808              1,719               (89)
Corporate              8,354              7,920               (434)                 2,554              2,417              (137)
Government/Government
 agencies
 Foreign                  86                 84                 (2)                    43                 43                --
 United
  States                 136                135                 (1)                     7                  7                --
MBS                       49                 48                 (1)                   760                746               (14)
States,
municipalities
 and
 political
 subdivisions            383                373                (10)                   189                179               (10)
Redeemable
 preferred
 stock                     4                  2                 (2)                    --                 --                --
                    --------           --------           --------                -------           --------           -------
  TOTAL FIXED
   MATURITIES         21,143             19,725             (1,418)                 5,951              5,662              (289)
Common stock             106                102                 (4)                    --                 --                --
Non-redeemable
 preferred
 stock                   509                463                (46)                    20                 19                (1)
                    --------           --------           --------                -------           --------           -------
 TOTAL EQUITY            615                565                (50)                    20                 19                (1)
                    --------           --------           --------                -------           --------           -------
        TOTAL
  TEMPORARILY
     IMPAIRED
   SECURITIES        $21,758            $20,290            $(1,468)                $5,971             $5,681             $(290)
                    --------           --------           --------                -------           --------           -------

                                                  2007
                                                  TOTAL
                           AMORTIZED              FAIR              UNREALIZED
                             COST                 VALUE               LOSSES
-----------------------------------------------------------------------------------
ABS                           $6,768               $6,249                $(519)
CMOs
 Agency backed                   330                  327                   (3)
 Non-agency backed               130                  128                   (2)
CMBS                           7,301                6,729                 (572)
Corporate                     10,908               10,337                 (571)
Government/Government
 agencies
 Foreign                         129                  127                   (2)
 United States                   143                  142                   (1)
MBS                              809                  794                  (15)
States,
 municipalities and
 political
 subdivisions                    572                  552                  (20)
Redeemable preferred
 stock                             4                    2                   (2)
                           ---------            ---------            ---------
         TOTAL FIXED
          MATURITIES          27,094               25,387               (1,707)
Common stock                     106                  102                   (4)
Non-redeemable
 preferred stock                 529                  482                  (47)
                           ---------            ---------            ---------
        TOTAL EQUITY             635                  584                  (51)
                           ---------            ---------            ---------
   TOTAL TEMPORARILY
 IMPAIRED SECURITIES         $27,729              $25,971              $(1,758)
                           ---------            ---------            ---------

As of December 31, 2007, fixed maturities, comprised of approximately 2,920 securities, accounted for approximately 97% of the Company's total unrealized loss amount. The remaining 3% primarily consisted of non-redeemable preferred stock in the financial services sector, the majority of which were in an unrealized loss position for less than six months. Other-than-temporary impairments for certain ABS and CMBS are recognized if the fair value of the security, as determined by external pricing sources, is less than its cost or amortized cost and there has been a decrease in the present value of the expected cash flows since the last reporting period. Based on management's best estimate of future cash flows, there were no such ABS and CMBS in an unrealized loss position as of December 31, 2007 that were deemed to be other-than-temporarily impaired.

Fixed maturity securities in an unrealized loss position for less than twelve months were comprised of approximately 1,850 securities. The majority of these securities are investment grade fixed maturities depressed due to changes in credit spreads from the date of purchase. As of December 31, 2007, 81% were securities priced at or greater than 90% of amortized cost. The remaining securities were primarily composed of CMBS, ABS, and corporate securities in the financial services sector, of which 78% had a credit rating of A or above as of December 31, 2007. The severity of the depression resulted from credit spread widening due to tightened lending conditions and the market's flight to quality securities.

Fixed maturity securities depressed for twelve months or more as of December 31, 2007 were comprised of approximately 1,160 securities, with the majority of the unrealized loss amount relating to CMBS, corporate fixed maturities within the financial services sector and ABS. A description of the events contributing to the security types' unrealized loss position and the factors considered in determining that recording an other-than-temporary impairment was not warranted are outlined below.

CMBS -- The CMBS in an unrealized loss position for twelve months or more as of December 31, 2007 were primarily the result of credit spreads widening from the security purchase date. The recent price depression resulted from widening credit spreads primarily due to tightened lending conditions and the market's flight to quality securities. However, commercial real estate fundamentals still appear strong with delinquencies, defaults and losses holding to relatively low levels. Substantially all of these securities are investment grade securities with an average price of 96% of amortized cost as of December 31, 2007. Future changes in fair value of these securities are primarily dependent on sector fundamentals, credit spread movements, and changes in interest rates.

CORPORATE -- Corporate securities in an unrealized loss position for twelve months or more as of December 31, 2007 were primarily the result of credit spreads widening from the security purchase date primarily due to tightened lending conditions and the market's flight to quality securities. Substantially all of these securities are investment grade securities with an average price of 96% of amortized cost. Future changes in fair value of these securities are primarily dependent on the extent of future issuer credit losses, return of liquidity, and changes in general market conditions, including interest rates and credit spread movements.

MORTGAGE LOANS

The carrying value of mortgage loans on real estate was $4.2 billion and $2.6 billion as of December 31, 2007 and 2006, respectively. The Company's mortgage loans are collateralized by a variety of commercial and agricultural properties. The mortgage loans are diversified both geographically throughout the United States and by property type. At December 31, 2007 and 2006, the Company held no impaired, restructured, delinquent or in-process-of-foreclosure mortgage loans. The Company had no valuation allowance for mortgage loans at December 31, 2007 and 2006.

The following table presents commercial mortgage loans by region and property type.

               COMMERCIAL MORTGAGE LOANS ON REAL ESTATE BY REGION

                                     DECEMBER 31, 2007                                 DECEMBER 31, 2006
                         CARRYING VALUE            PERCENT OF TOTAL        CARRYING VALUE            PERCENT OF TOTAL
------------------------------------------------------------------------------------------------------------------------
East North Central              $101                        2.4%                   $94                        3.6%
East South Central                --                         --                     --                         --
Middle Atlantic                  503                       12.1%                   470                       17.9%
Mountain                         101                        2.4%                    24                        0.9%
New England                      348                        8.4%                   166                        6.3%
Pacific                          959                       23.0%                   523                       19.9%
South Atlantic                   749                       18.0%                   551                       20.9%
West North Central                25                        0.6%                     6                        0.2%
West South Central               179                        4.3%                   100                        3.8%
Other (1)                      1,201                       28.8%                   697                       26.5%
                            --------                    -------               --------                    -------
               TOTAL          $4,166                      100.0%                $2,631                      100.0%
                            --------                    -------               --------                    -------

(1)  Includes multi-regional properties.

           COMMERCIAL MORTGAGE LOANS ON REAL ESTATE BY PROPERTY TYPE

                                     DECEMBER 31, 2007                                 DECEMBER 31, 2006
                      CARRYING VALUE               PERCENT OF TOTAL     CARRYING VALUE               PERCENT OF TOTAL
------------------------------------------------------------------------------------------------------------------------
Industrial                      $424                       10.2%                  $298                       11.3%
Lodging                          424                       10.2%                   413                       15.7%
Agricultural                     236                        5.7%                    58                        2.2%
Multifamily                      708                       17.0%                   250                        9.5%
Office                         1,550                       37.2%                 1,130                       43.0%
Retail                           702                       16.8%                   352                       13.4%
Other                            122                        2.9%                   130                        4.9%
                            --------                    -------               --------                    -------
               TOTAL          $4,166                      100.0%                $2,631                      100.0%
                            --------                    -------               --------                    -------

VARIABLE INTEREST ENTITIES ("VIE")

In the normal course of business, the Company becomes involved with variable interest entities primarily as a collateral manager and through normal investment activities. The Company's involvement includes providing investment management and administrative services, and holding ownership or other investment interests in the entities.

The following table summarizes the total assets, liabilities and maximum exposure to loss relating to VIEs for which the Company has concluded it is the primary beneficiary. Accordingly, the results of operations and financial position of these VIEs are included along with the corresponding minority interest liabilities in the accompanying consolidated financial statements.

                                     DECEMBER 31, 2007                                     DECEMBER 31, 2006
                    CARRYING                           MAXIMUM EXPOSURE   CARRYING                           MAXIMUM EXPOSURE
                    VALUE (1)       LIABILITY (2)         TO LOSS (3)     VALUE (1)       LIABILITY (2)         TO LOSS (3)
------------------------------------------------------------------------------------------------------------------------------
Collateralized
 loan obligations
 ("CLOs") and
 other funds (4)        $359             $199                 $171            $296             $167                 $136
Limited
 partnerships            309              121                  150             103               15                   75
Other investments
 (5)                      65               --                   81              --               --                   --
                       -----            -----                -----           -----            -----                -----
         TOTAL (6)      $733             $320                 $402            $399             $182                 $211
                       -----            -----                -----           -----            -----                -----

(1) The carrying value of CLOs and other funds and Other investments is equal to fair value. Limited partnerships are accounted for under the equity method.

(2) Creditors have no recourse against the Company in the event of default by the VIE.

(3) The maximum exposure to loss does not include changes in fair value or the Company's proportionate shares of earnings associated with limited partnerships accounted for under the equity method. The Company's maximum exposure to loss as of December 31, 2007 and 2006 based on the carrying value was $413 and $217, respectively. The Company's maximum exposure to loss as of December 31, 2007 and 2006 based on the Comany's initial co-investment or amortized cost basis was $402 and $211, respectively.

(4) The Company provides collateral management services and earns a fee associated with these structures.

(5) Other investments include investment structures that are backed by preferred securities.

(6) As of December 31, 2007 and 2006, the Company had relationships with six and four VIEs, respectively, where the Company was the primary beneficiary.

In addition to the VIEs described above, as of December 31, 2007, the Company held variable interests in four VIEs, where the Company is not the primary beneficiary and as a result, these are not consolidated by the Company. As of December 31, 2007, these VIEs included two collateralized bond obligations and two CLOs which are managed by HIMCO. These investments have been held by the Company for a period of one year. The maximum exposure to loss consisting of the Company's investments based on the amortized cost of the non-consolidated VIEs was approximately $100 as of December 31, 2007 For the year ended December 31, 2007 the Company recognized $1 of the maximum exposure to loss representing an other-than-temporary impairment recorded as a realized capital loss.

HIMCO is the collateral manager for four market value CLOs (included in the VIE discussion above) that invest in senior secured bank loans through total return swaps. For two of the CLOs, the Company has determined it is the primary beneficiary and accordingly consolidates the transactions. The maximum exposure to loss for these two consolidated CLOs, which is included in the "Collateral loan obligations and other funds" line in the table above, is $74 of which the Company has recognized a realized capital loss of $19. The Company is not the primary beneficiary for the remaining two CLOs, but maintains a significant involvement in the transactions. The maximum exposure to loss for these remaining two CLOs, included in the $100 in the preceding paragraph, is $14. The CLOs have triggers that allow the total return swap counterparty to terminate the transactions if the fair value of the aggregate referenced bank loan portfolio declines below a stated level.

DERIVATIVE INSTRUMENTS

The Company utilizes a variety of derivative instruments, including swaps, caps, floors, forwards, futures and options to achieve one of four Company approved objectives: to hedge risk arising from interest rate, equity market, credit spread including issuer default, price or currency exchange rate risk or volatility; to manage liquidity; to control transaction costs; or to enter into replication transactions.

On the date the derivative contract is entered into, the Company designates the derivative as a fair-value hedge, cash-flow hedge, foreign-currency hedge, net investment hedge, or held for other investment and/or risk management purposes.

The Company's derivative transactions are used in strategies permitted under the derivatives use plans required by the State of Connecticut and the State of New York insurance departments.

Derivative instruments are recorded in the consolidated balance sheets at fair value. Asset and liability values are determined by calculating the net position, taking into account income accruals and cash collateral held, for each derivative counterparty by legal entity and are presented as of December 31, as follows:

                                         ASSET VALUES        LIABILITY VALUES
                                       2007         2006     2007          2006
--------------------------------------------------------------------------------
Other investments                       $446         $271      $ --         $ --
Reinsurance recoverables                 128           --        --           22
Other policyholder funds and
 benefits payable                          2          172       801           --
Consumer notes                            --           --         5            1
Other liabilities                         --           --       354          589
                                      ------       ------  --------       ------
                               TOTAL    $576         $443    $1,160         $612
                                      ------       ------  --------       ------

The following table summarizes the derivative instruments used by the Company and the primary hedging strategies to which they relate. Derivatives in the Company's separate accounts are not included because the associated gains and losses accrue directly to policyholders. The notional value of derivative contracts represents the basis upon which pay or receive amounts are calculated and are not reflective of credit risk. The fair value amounts of derivative assets and liabilities are presented on a net basis as of December 31, 2007 and 2006. The total ineffectiveness of all cash-flow, fair-value and net investment hedges and total change in value of other derivative-based strategies which do not qualify for hedge accounting treatment, including periodic derivative net coupon settlements, are presented below on an after-tax basis for the years ended December 31, 2007 and 2006.

                                                                                                            HEDGE
                                                                                                      INEFFECTIVENESS,
                                                NOTIONAL AMOUNT             FAIR VALUE                    AFTER-TAX
HEDGING STRATEGY                             2007             2006      2007          2006          2007           2006
-------------------------------------------------------------------------------------------------------------------------------
CASH-FLOW HEDGES
Interest rate swaps
 Interest rate swaps are primarily used
 to convert interest receipts on
 floating-rate fixed maturity securities
 to fixed rates. These derivatives are
 predominantly used to better match cash
 receipts from assets with cash
 disbursements required to fund
 liabilities.
 Interest rate swaps are also used to
 hedge a portion of the Company's
 floating-rate guaranteed investment
 contracts. These derivatives convert
 the floating-rate guaranteed investment
 contract payments to a fixed rate to
 better match the cash receipts earned
 from the supporting investment
 portfolio.                                    $4,019          $4,560      $73          $(19)           $1             $(8)
Foreign currency swaps
 Foreign currency swaps are used to
 convert foreign denominated cash flows
 associated with certain foreign
 denominated fixed maturity investments
 to U.S. dollars. The foreign fixed
 maturities are primarily denominated in
 euros and are swapped to minimize cash
 flow fluctuations due to changes in
 currency rates. In addition, foreign
 currency swaps are also used to convert
 foreign denominated cash flows
 associated with certain liability
 payments to U.S. dollars in order to
 minimize cash flow fluctuations due to
 changes in currency rates.                     1,226           1,420     (269)         (318)           (1)             (4)
FAIR-VALUE HEDGES
Interest rate swaps
 Interest rate swaps are used to hedge
 the changes in fair value of certain
 fixed rate liabilities and fixed
 maturity securities due to changes in
 the benchmark interest rate, LIBOR.            3,594           3,303      (38)            7            --              --
Foreign currency swaps
 Foreign currency swaps are used to
 hedge the changes in fair value of
 certain foreign denominated fixed rate
 liabilities due to changes in foreign
 currency rates.                                  696             492       25            (9)           --              --
                                          -----------       ---------  -------       -------       -------       ---------
   TOTAL CASH-FLOW AND FAIR-VALUE HEDGES       $9,535          $9,775    $(209)        $(339)         $ --            $(12)
                                          -----------       ---------  -------       -------       -------       ---------

                                                                                                         DERIVATIVE
                                                                                                      CHANGE IN VALUE,
                                                NOTIONAL AMOUNT             FAIR VALUE                    AFTER-TAX
HEDGING STRATEGY                             2007             2006      2007          2006          2007           2006
-------------------------------------------------------------------------------------------------------------------------------
OTHER INVESTMENT AND/OR RISK MANAGEMENT
 ACTIVITIES
Interest rate swaps, caps and floors
 The Company uses interest rate swaps,
 caps and floors to manage duration risk
 between assets and liabilities in
 certain portfolios. In addition, the
 Company enters into interest rate swaps
 to terminate existing swaps in hedging
 relationships, thereby offsetting the
 changes in value of the original swap.        $6,666          $4,911     $ --          $(15)          $15            $(27)
Interest rate forwards
 The Company uses interest rate forwards
 to replicate the purchase of
 mortgage-backed securities to manage
 duration risk and liquidity.                      --             644       --            (4)           (1)              5
Foreign currency swaps and forwards
 The Company enters into foreign
 currency swaps and forwards to hedge
 the foreign currency exposures in
 certain of its foreign fixed maturity
 investments.                                     199             162       (8)          (11)           (5)             (7)
Credit default and total return swaps
 The Company enters into credit default
 swap agreements in which the Company
 assumes credit risk of an individual
 entity, referenced index or asset pool.
 These contracts entitle the Company to
 receive a periodic fee in exchange for
 an obligation to compensate the
 derivative counterparty should a credit
 event occur on the part of the
 referenced security issuers. The
 maximum potential future exposure to
 the Company is the notional value of
 the swap contracts, which is $1,202 and
 $786, after-tax, as of December 31,
 2007 and 2006, respectively.                   1,849           1,209     (235)          (92)          (83)             20
 The Company also assumes credit risk
 through total return and credit index
 swaps which reference a specific index
 or collateral portfolio. The maximum
 potential future exposure to the
 Company for the credit index swaps is
 the notional value and for the total
 return swaps is the cash collateral
 associated with the transaction, which
 has termination triggers that limit
 investment losses. As of December 31,
 2007 and 2006, the maximum potential
 future exposure to the Company from
 such contracts is $639 and $707,
 after-tax, respectively.                       1,731           1,629      (62)            1           (48)              1

                                                                                                         DERIVATIVE
                                                                                                      CHANGE IN VALUE,
                                                NOTIONAL AMOUNT             FAIR VALUE                    AFTER-TAX
HEDGING STRATEGY                             2007             2006      2007          2006          2007           2006
-------------------------------------------------------------------------------------------------------------------------------
 The Company enters into credit default
 swap agreements, in which the Company
 reduces credit risk to an individual
 entity. These contracts require the
 Company to pay a derivative
 counterparty a periodic fee in exchange
 for compensation from the counterparty
 should a credit event occur on the part
 of the referenced security issuer. The
 Company entered into these agreements
 as an efficient means to reduce credit
 exposure to specified issuers or
 sectors.                                      $3,494          $1,882      $56           $(8)          $38             $(6)
Yen fixed annuity hedging instruments
 The Company enters into currency rate
 swaps and forwards to mitigate the
 foreign currency exchange rate and yen
 interest rate exposures associated with
 the yen denominated individual fixed
 annuity product. The associated
 liability is adjusted for changes in
 spot rates which was $(66) and $12,
 after-tax, as of December 31, 2007 and
 2006, respectively, and offsets the
 derivative.                                    1,849           1,869     (115)         (225)           34             (64)
GMWB product derivatives
 The Company offers certain variable
 annuity products with a GMWB rider. The
 GMWB is a bifurcated embedded
 derivative that provides the
 policyholder with a GRB if the account
 value is reduced to zero through a
 combination of market declines and
 withdrawals. The GRB is generally equal
 to premiums less withdrawals. The
 policyholder also has the option, after
 a specified time period, to reset the
 GRB to the then-current account value,
 if greater. The notional value of the
 embedded derivative is the GRB balance.
 For a further discussion, see the
 Derivative Instruments section of Note
 2.                                            44,852          37,769     (707)           53          (430)             79
GMWB reinsurance contracts
 Reinsurance arrangements are used to
 offset the Company's exposure to the
 GMWB embedded derivative for the lives
 of the host variable annuity contracts.
 The notional amount of the reinsurance
 contracts is the GRB amount.                   6,579           7,172      128           (22)           83             (19)
GMWB hedging instruments
 The Company enters into derivative
 contracts to economically hedge
 exposure to the volatility associated
 with the portion of the GMWB
 liabilities which are not reinsured.
 These derivative contracts include
 customized swaps, interest rate swaps
 and futures, and equity swaps, put and
 call options, and futures, on certain
 indices including the S&P 500 index,
 EAFE index, and NASDAQ index.                 21,357           8,379      642           346           167             (77)

                                                                                                         DERIVATIVE
                                                                                                      CHANGE IN VALUE,
                                                NOTIONAL AMOUNT             FAIR VALUE                    AFTER-TAX
HEDGING STRATEGY                             2007             2006      2007          2006          2007           2006
-------------------------------------------------------------------------------------------------------------------------------
Guaranteed minimum benefit product
 reinsurance contracts
 Reinsurance arrangements are used to
 offset the Company's exposure to the
 GMIB and GMAB embedded derivatives for
 the lives of the host variable annuity
 contracts. The reinsurance contracts
 are accounted for as free-standing
 derivative contracts. The notional
 amount of the reinsurance contracts is
 the yen denominated GRB balance value
 converted at the year-end yen to U.S.
 dollar foreign spot exchange rate.           $18,065         $11,304     $(70)         $119         $(101)           $(35)
Equity index swaps and options
 The Company offers certain equity
 indexed products, which may contain an
 embedded derivative that requires
 bifurcation. The Company enters into
 S&P index swaps and options to
 economically hedge the equity
 volatility risk associated with these
 embedded derivatives. In addition, the
 Company is exposed to bifurcated
 options embedded in certain fixed
 maturity investments.                            149              25      (22)           (1)            1              --
Statutory reserve hedging instruments
 The Company purchases one and two year
 S&P 500 put option contracts to
 economically hedge the statutory
 reserve impact of equity risk arising
 primarily from GMDB and GMWB
 obligations against a decline in the
 equity markets.                                  661           2,220       18            29           (14)             (9)
Coinsurance and modified coinsurance
 reinsurance contract
 During 2007, a subsidiary insurance
 company entered into a coinsurance with
 funds withheld and modified coinsurance
 reinsurance agreement ("Agreement")
 with an affiliate reinsurance company
 to provide statutory surplus relief for
 certain life insurance policies. The
 Agreement is accounted for as a
 financing transaction for GAAP and
 includes a compound embedded
 derivative.                                      655              --       --            --            --              --
      TOTAL OTHER INVESTMENT AND/OR RISK
                   MANAGEMENT ACTIVITIES     $108,106         $79,175    $(375)         $170         $(344)          $(139)
                                          -----------       ---------  -------       -------       -------       ---------
                   TOTAL DERIVATIVES (1)     $117,641         $88,950    $(584)        $(169)        $(344)          $(151)
                                          -----------       ---------  -------       -------       -------       ---------

(1) Derivative change in value includes hedge ineffectiveness for cash-flow and fair-value hedges and total change in value, including periodic derivative net coupon settlements, of derivatives held for other investment and/or risk management activities.

The increase in notional amount since December 31, 2006, is primarily due to an increase in embedded derivatives associated with the GMWB rider, an increase in the related GMWB hedging derivatives, and an increase in the guaranteed minimum benefit riders reinsured from a related party. The Company offers certain variable annuity products with a GMWB rider, which is accounted for as an embedded derivative. For further discussion on the GMWB rider, refer to Note 8 of Notes to Consolidated Financial Statements. For further discussion of the internal reinsurance of the guaranteed minimum benefit riders, including GMIB and GMAB products, which are accounted for as free standing derivatives, refer to Note 8 and Note 16 of Notes to Consolidated Financial Statements.

The increase in notional of GMWB embedded derivatives is primarily due to additional product sales. The increase in notional of GMWB hedging derivatives primarily related to two customized swap contracts that were entered into during 2007 to hedge certain risk components for the remaining term of certain blocks of non-reinsured GMWB riders. These customized derivative contracts provide protection from capital markets risks based on policyholder behavior assumptions as specified by the Company. As of December 31, 2007, these swaps had a notional value of $12.8 billion and a market value of $50. Due to the significance of the non-observable inputs associated with pricing these derivatives, the initial difference between the transaction price and modeled value was deferred in accordance with EITF No. 02-3 "Issues Involved in Accounting for Derivative Contracts Held for Trading Purposes and Contracts Involved in Energy Trading and Risk Management Activities" and included in Other Assets in the Condensed Consolidated Balance Sheets. The deferred loss of $51 will be recognized in retained earnings upon the adoption of SFAS 157. In addition, the change in value of the customized derivatives due to the initial adoption of SFAS 157 of $35 will also be recorded in retained earnings with subsequent changes in fair value recorded in net realized capital gains (losses).

The increase in notional of the reinsurance of guaranteed minimum benefit riders is primarily due GMIB product sales as well as depreciation of the U.S. dollar compared to the yen. Also contributing to the increase is a new reinsurance agreement entered into effective September 30, 2007, related to the GMAB rider, which is also accounted for as a free-standing derivative.

The decrease in net fair value of derivative instruments since December 31, 2006, was primarily related to GMWB related derivatives, the internal reinsurance contract associated with GMIB, and credit derivatives, partially offset by the Japanese fixed annuity hedging instruments, interest rate derivatives, and foreign currency swaps. The GMWB related derivatives decreased in value primarily due to liability model assumption updates and modeling refinements made during the year, including those for dynamic lapse behavior and correlations of market returns across underlying indices as well as those to reflect newly reliable market inputs for volatility. The internal reinsurance contract associated with GMIB decreased in value primarily as a result of liability model refinements, a decrease in interest rates, and changes in equity volatility levels. Credit derivatives, including credit default swaps, credit index swaps, and bank loan total return swaps, declined in value due to credit spreads widening. Credit spreads widened primarily due to the deterioration in the U.S. housing market, tightened lending conditions, the market's flight to quality securities, as well as increased likelihood of a U.S. recession. The Japanese fixed annuity contract hedging instruments increased in value primarily due to appreciation of the Japanese yen in comparison to the U.S. dollar. Interest rate derivatives increased in value primarily due to the decline in interest rates. The fair value of foreign currency swaps hedging foreign bonds increased primarily as a result of the sale of certain swaps that were in loss positions due to the weakening of the U.S. dollar in comparison to certain foreign currencies.

The total change in value for derivative-based strategies that do not qualify for hedge accounting treatment ("non-qualifying strategies"), including periodic derivative net coupon settlements, are reported in net realized capital gains (losses). For the years ended December 31, 2007 and 2006, these non-qualifying strategies resulted in after-tax net losses of $(344) and $(139), respectively. For the year ended December 31, 2007, net losses were primarily comprised of net losses on the GMWB related derivatives, net losses on credit derivatives, and net losses associated with the internal reinsurance of GMIB. The net losses on the GMWB rider embedded derivatives were primarily due to liability model assumption updates and modeling refinements made during the year, including those for dynamic lapse behavior and correlations of market returns across underlying indices, as well as other assumption updates made during the second quarter to reflect newly reliable market inputs for volatility. The net losses on credit derivatives, including credit default swaps, credit index swaps, and total return swaps, were due to credit spreads widening. The net losses associated with the internal reinsurance of GMIB were primarily driven by liability model refinements, a decrease in interest rates, and changes in equity volatility levels. For the year ended December 31, 2006, losses were largely comprised of losses on the reinsurance of GMIB, net losses on GMWB rider and hedging derivatives primarily driven by modeling refinements, net losses on interest rate derivatives due to an increase in interest rates, and net losses on the Japanese fixed annuity hedging instruments primarily due to an increase in Japan interest rates.

As of December 31, 2007 and 2006, the after-tax deferred net (losses) on derivative instruments recorded in accumulated other comprehensive income (loss) ("AOCI") that are expected to be reclassified to earnings during the next twelve months are $(16) and $(8), respectively. This expectation is based on the anticipated interest payments on hedged investments in fixed maturity securities that will occur over the next twelve months, at which time the Company will recognize the deferred net gains (losses) as an adjustment to interest income over the term of the investment cash flows. For the year ended December 31, 2007 and 2006, the Company had no net reclassifications from AOCI to earnings resulting from the discontinuance of cash-flow hedges due to forecasted transactions that were no longer probable of occurring.

For the year ended December 31, 2005, after-tax net gains (losses) representing the total ineffectiveness of all cash-flow hedges was $(6) and fair-value hedges was $2, while there were no net gains (losses) on net investment hedges.

SECURITIES LENDING AND COLLATERAL ARRANGEMENTS

The Company participates in securities lending programs to generate additional income, whereby certain domestic fixed income securities are loaned for a specified period of time from the Company's portfolio to qualifying third parties, via two lending agents. Borrowers of these securities provide collateral of 102% of the market value of the loaned securities. Acceptable collateral may be in the form of cash or U.S. Government securities. The market value of the loaned securities is monitored and additional collateral is obtained if the market value of the collateral falls below 100% of the market value of the loaned securities. Under the terms of securities lending programs, the lending agent indemnifies the Company against borrower defaults. As of December 31, 2007 and 2006, the fair value of the loaned securities was approximately $2.1 billion and $1.6 billion, respectively, and was included in fixed maturities, equities, available for sale, and short-term investments in the consolidated balance sheets. The Company earns income from the cash collateral or receives a fee from the borrower. The Company recorded before-tax income from securities lending transactions, net of lending fees, of $6 and $2 for the years ended December 31, 2007 and 2006, respectively, which was included in net investment income.

The Company enters into various collateral arrangements in connection with its derivative instruments, which require both the pledging and accepting of collateral. As of December 31, 2007 and 2006, collateral pledged having a fair value of $355 and $441, respectively, was included in fixed maturities in the consolidated balance sheets.

The classification and carrying amount of the loaned securities and the collateral pledged at December 31, 2007 and 2006, were as follows:

                                            2007      2006
------------------------------------------------------------
LOANED SECURITIES AND COLLATERAL PLEDGED
ABS                                             $4        $3
CMO                                             21        --
CMBS                                           244       169
Corporate                                    1,554     1,339
MBS                                            221       152
Government/Government Agencies
 Foreign                                        14         4
 United States                                 303       327
Short-term                                       1        --
Preferred stock                                 53        --
                                          --------  --------
                                   TOTAL    $2,415    $1,994
                                          --------  --------

As of December 31, 2007 and 2006, the Company had accepted collateral relating to securities lending programs and collateral arrangements consisting of cash, U.S. Government and U.S. Government agency securities with a fair value of $3.3 billion and $1.8 billion, respectively. At December 31, 2007 and 2006, cash collateral of $3.1 billion and $1.6 billion, respectively, was invested and recorded in the consolidated balance sheets in fixed maturities with a corresponding amount predominately recorded in other liabilities. At December 31, 2007 and 2006, cash received from derivative counterparties of $175 and $109, respectively, was netted against the derivative assets values in accordance with FSP FIN 39-1 and recorded in other assets. For further discussion on the adoption of FSP FIN 39-1, see Note 2. The Company is only permitted by contract to sell or repledge the noncash collateral in the event of a default by the counterparty. The Company incurred no counterparty default for the years ended December 31, 2007 and 2006. As of December 31, 2007 and 2006, noncash collateral accepted was held in separate custodial accounts.

SECURITIES ON DEPOSIT WITH STATES

The Company is required by law to deposit securities with government agencies in states where it conducts business. As of December 31, 2007 and 2006, the fair value of securities on deposit was approximately $14 and $9, respectively.

4. FAIR VALUE OF FINANCIAL INSTRUMENTS

SFAS No. 107 "Disclosure about Fair Value of Financial Instruments", requires disclosure of fair value information of financial instruments.

For certain financial instruments where quoted market prices are not available, other independent valuation techniques and assumptions are used. Because considerable judgment is used, these estimates are not necessarily indicative of amounts that could be realized in a current market exchange. SFAS No. 107 excludes certain financial instruments from disclosure, including insurance contracts other than financial guarantees and investment contracts.

The Company uses the following methods and assumptions in estimating the fair value of each class of financial instrument. Fair value for fixed maturities and marketable equity securities approximates those quotations published by applicable stock exchanges or received from other reliable sources.

For policy loans and short-term investments, carrying amounts approximate fair value.

Fair value of other investments, which primarily consist of partnership investments, is based on external market valuations from partnership management.

For mortgage loans on real estate, fair values were estimated using discounted cash flow calculations based on current incremental lending rates for similar type loans.

Derivative instruments are reported at fair value based upon either pricing valuation models, which utilize market data inputs and that are obtained from independent third parties or independent broker quotations.

Other policyholder funds and benefits payable fair value information is determined by estimating future cash flows, discounted at the current market rate. For further discussion of other policyholder funds and derivatives, see
Note 1.

Fair value of consumer notes is based on discounted cash flow calculations based on the current market rates.

The carrying amount and fair values of the Company's financial instruments as of December 31, 2007 and 2006 were as follows:

                                        2007                          2006
                               CARRYING            FAIR       CARRYING          FAIR
                                AMOUNT             VALUE       AMOUNT           VALUE
----------------------------------------------------------------------------------------------
ASSETS
 Fixed maturities                $45,611          $45,611      $44,646          $44,646
 Equity securities                   722              722      276              276
 Policy loans                      2,016            2,016      2,009            2,009
 Mortgage loans on real
  estate                           4,166            4,169      2,631            2,619
 Short-term investments              752              752      694              694
 Other investments (1)               480              480      273              273
LIABILITIES
 Other policyholder funds
  and benefits payable
  (2)                            $15,148          $15,097      $13,931          $13,186
 Consumer notes                      809              814      258              260
                               ---------          -------      --                --

(1) 2007 and 2006 includes $446 and $271 of derivative related assets, respectively.

(2) Excludes universal life insurance contracts, including corporate owned life insurance.

5. REINSURANCE

The Company cedes insurance to other insurers in order to limit its maximum losses to diversify its exposures and provide surplus relief. Such transfers do not relieve the Company of its primary liability and, as such, failure of reinsurers to honor their obligations could result in losses to the Company. The Company also assumes reinsurance from other insurers and is a member of and participates in several reinsurance pools and associations. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk. As of December 31, 2007and 2006, the Company had no reinsurance recoverables and related concentrations of credit risk greater than 10% of the Company's stockholder's equity.

In accordance with normal industry practice, the Company is involved in both the cession and assumption of insurance with other insurance and reinsurance companies. As of December 31, 2007, the Company's policy for the largest amount retained on any one life doubled from $5 to $10 compared to the corresponding 2006 and 2005 periods.

Insurance fees, earned premiums and other were comprised of the following:

                                              FOR THE YEARS ENDED
                                                  DECEMBER 31,
                                       2007           2006           2005
--------------------------------------------------------------------------------
Gross fee income, earned premiums
 and other                             $5,173         $4,360         $4,019
Reinsurance assumed                        13             19             39
Reinsurance ceded                        (694)          (719)          (798)
                                     --------       --------       --------
NET FEE INCOME, EARNED PREMIUMS AND
                              OTHER    $4,492         $3,660         $3,260
                                     --------       --------       --------

The Company reinsures certain of its risks to other reinsurers under yearly renewable term, coinsurance, and modified coinsurance arrangements. Yearly renewable term and coinsurance arrangements result in passing all or a portion of the risk to the reinsurer. Generally, the reinsurer receives a proportionate amount of the premiums less an allowance for commissions and expenses and is liable for a corresponding proportionate amount of all benefit payments. Modified coinsurance is similar to coinsurance except that the cash and investments that support the liabilities for contract benefits are not transferred to the assuming company, and settlements are made on a net basis between the companies. Coinsurance with funds withheld is a form of coinsurance except that the investment assets that support the liabilities are withheld by the ceding company.

In addition, the Company reinsures the majority of minimum death benefit guarantees as well as guaranteed minimum withdrawal benefits, on contracts issued prior to July 2003, offered in connection with its variable annuity contracts.

The cost of reinsurance related to long-duration contracts is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies. Insurance recoveries on ceded reinsurance contracts, which reduce death and other benefits were $285, $241 and $378 for the years ended December 31, 2007, 2006 and 2005, respectively. The Company also assumes reinsurance from other insurers.

The Company maintains certain reinsurance agreements with HLA, whereby the Company cedes both group life and group accident and health risk. Under these treaties, the Company ceded group life premium of $132, $166 and $130 in 2007, 2006 and 2005, respectively, and accident and health premium of $243, $259 and $221, respectively, to HLA.

6. DEFERRED POLICY ACQUISITION COSTS AND PRESENT VALUE OF FUTURE PROFITS

Changes in deferred policy acquisition costs and present value of future profits is as follows:

                                       2007           2006           2005
--------------------------------------------------------------------------------
BALANCE, JANUARY 1, BEFORE
 CUMULATIVE EFFECT OF ACCOUNTING
 CHANGE, PRE-TAX                      $ 7,334        $ 7,101        $ 6,453
Cumulative effect of accounting
 change, pre-tax (SOP05-1)                (20)            --             --
BALANCE, JANUARY 1, AS ADJUSTED         7,314          7,101          6,453
Capitalization                          1,400          1,351          1,226
Amortization -- Deferred policy
 acquisitions costs and present
 value of future profits                 (817)        (1,033)          (945)
AMORTIZATION -- UNLOCK, PRE-TAX (1)       302           (142)            --
Adjustments to unrealized gains and
 losses on securities
 available-for-sale and other             194             57            367
                                     --------       --------       --------
BALANCE, DECEMBER 31                   $8,393         $7,334         $7,101
                                     --------       --------       --------

(1) For a discussion of unlock effects, see Unlock Results in Note 1.

Estimated future net amortization expense of present value of future profits for the succeeding five years is as follows.

For the years ended December 31,
--------------------------------------------------------------------------------
2008                                                                         $27
2009                                                                         $27
2010                                                                         $25
2011                                                                         $23
2012                                                                         $22
--------------------------------------------------------------------------------

7. GOODWILL AND OTHER INTANGIBLE ASSETS

As of December 31, 2007 and December 31, 2006, the carrying amount of goodwill for the Company's Retail Products segment was $85 and for the Company's Individual Life segment was $101.

The Company's goodwill impairment test performed in accordance with SFAS No. 142 "Goodwill and Other Intangible Assets", resulted in no write-downs for the years ended December 31, 2007 and 2006.

For a discussion of present value of future profits that continue to be subject to amortization and aggregate amortization expense, see Note 6.

8. SEPARATE ACCOUNTS, DEATH BENEFITS AND OTHER INSURANCE BENEFIT FEATURES

The Company records the variable portion of individual variable annuities, 401(k), institutional, 403(b)/457, private placement life and variable life insurance products within separate account assets and liabilities, which are reported at fair value. Separate account assets are segregated from other investments. Investment income and gains and losses from those separate account assets, which accrue directly to, and whereby investment risk is borne by the policyholder, are offset by the related liability changes within the same line item in the consolidated statements of operations. The fees earned for administrative and contract holder maintenance services performed for these separate accounts are included in fee income. During 2007, 2006 and 2005 there were no gains or losses on transfers of assets from the general account to the separate account.

Many of the variable annuity and universal life ("UL") contracts issued or reinsured by the Company offer various guaranteed minimum death and withdrawal benefits and UL secondary guarantee benefits. UL secondary guarantee benefits ensure that your policy will not terminate, and will continue to provide a death benefit, even if there is insufficient policy value to cover the monthly deductions and charges. Guaranteed minimum death benefits are offered in various forms as described in further detail throughout this Note. The Company currently reinsures a significant portion of the death benefit guarantees associated with its in-force block of business. Changes in the gross guaranteed minimum death benefit ("GMDB") and UL secondary guarantee benefits sold with annuity and/or UL products accounted for and collectively known as "SOP 03-1 reserve liabilities" are as follows:

                                                                UL SECONDARY
                                               GMDB (1)        GUARANTEES (1)
--------------------------------------------------------------------------------
LIABILITY BALANCE AS OF JANUARY 1, 2007          $ 476                 7
Incurred                                           144                12
Unlock                                              (4)               --
Paid                                               (85)               --
                                                ------               ---
LIABILITY BALANCE AS OF DECEMBER 31, 2007         $531                19
                                                ------               ---

(1) The reinsurance recoverable asset related to the GMDB was $325 as of December 31, 2007. The reinsurance recoverable asset related to the UL Secondary Guarantees was $10 as of December 31, 2007.

                                                                UL SECONDARY
                                               GMDB (1)        GUARANTEES (1)
--------------------------------------------------------------------------------
LIABILITY BALANCE AS OF JANUARY 1, 2006          $ 158                 5
Incurred                                           130                 2
Unlock                                             294                --
Paid                                              (106)               --
                                                ------               ---
LIABILITY BALANCE AS OF DECEMBER 31, 2006         $476                 7
                                                ------               ---

(1) The reinsurance recoverable asset related to the GMDB was $316 as of December 31, 2006. The reinsurance recoverable asset related to the UL Secondary Guarantees was $6 as of December 31, 2006.

The net SOP 03-1 reserve liabilities are established by estimating the expected value of net reinsurance costs and death benefits in excess of the projected account balance. The excess death benefits and net reinsurance costs are recognized ratably over the accumulation period based on total expected assessments. The SOP 03-1 reserve liabilities are recorded in Future Policy Benefits on the Company's balance sheet. Changes in the SOP 03-1 liabilities are recorded in benefits, losses and loss adjustment expenses in the Company's statement of income. In a manner consistent with the Company's accounting policy for deferred acquisition costs, the Company regularly evaluates estimates used and adjusts the additional liability balances, with a related charge or credit to benefit expense if actual experience or other evidence suggests that earlier assumptions should be revised. As described within the Unlock Results in Note 1, the Company unlocked its assumptions related to its SOP 03-1 reserves during the third quarter of 2007 and the fourth quarter of 2006.

The determination of the SOP 03-1 reserve liabilities and their related reinsurance recoverables, are based on models that involve a range of scenarios and assumptions, including those regarding expected market rates of return and volatility, contract surrender rates and mortality experience. The following assumptions were used as of December 31, 2007:

GMDB:

- 1000 stochastically generated investment performance scenarios for all issue years

- For all issue years, the weighted average return is 8% after fund fees, but before mortality and expense charges; it varies by asset class with a low of 3% for cash and a high of 11% for aggressive equities.

- Discount rate of 7.5% for issue year 2002 & prior; discount rate of 7% for issue year 2003 & 2004 and discount rate of 5.6% for issue year 2005 -- 2007.

- Volatilities also vary by asset class with a low of 1% for cash, a high of 15% for aggressive equities, and a weighted average of 12%.

- 100% of the Hartford experience mortality table was used for the mortality assumptions

- Lapse rates by calendar year vary from a low of 8% to a high of 13%, with an average of 11%

UL SECONDARY GUARANTEES:

- Discount rate of 4.75% for issue year 2004, discount rate of 4.50% for issue year 2005 & 2006, and discount rate of 4.25% for issue year 2007.

-   100% of the Hartford pricing mortality table for mortality assumptions.

- Lapse rates for single life policies average 3% in policy years 1-10, declining to 0% by age 95. Lapse rate for last survivor policies is 0.4%.

The following table provides details concerning GMDB exposure:

 BREAKDOWN OF VARIABLE ANNUITY ACCOUNT VALUE BY GMDB TYPE AT DECEMBER 31, 2007

                                                                                           RETAINED          WEIGHTED AVERAGE
                                                       ACCOUNT        NET AMOUNT          NET AMOUNT          ATTAINED AGE OF
                                                        VALUE          AT RISK             AT RISK               ANNUITANT
---------------------------------------------------------------------------------------------------------------------------------
Maximum anniversary value (MAV) (1)
MAV only                                                 $47,463         $3,557               $419                   65
With 5% rollup (2)                                         3,360            285                 67                   64
With Earnings Protection Benefit Rider (EPB) (3)           5,463            530                 85                   62
With 5% rollup & EPB                                       1,333            155                 30                   64
Total MAV                                                 57,619          4,527                601
Asset Protection Benefit (APB) (4)                        42,489            446                242                   62
Lifetime Income Benefit (LIB) (5)                         10,273             25                 25                   62
Reset (6) (5-7 years)                                      6,132             80                 80                   66
Return of Premium (7)/Other                               10,321             28                 28                   54
                                                     -----------       --------             ------                  ---
                                              TOTAL     $126,834         $5,106               $976                   63
                                                     -----------       --------             ------                  ---

(1) MAV: the death benefit is the greatest of current account value, net premiums paid and the highest account value on any anniversary before age 80 (adjusted for withdrawals).

(2) Rollup: the death benefit is the greatest of the MAV, current account value, net premium paid and premiums (adjusted for withdrawals) accumulated at generally 5% simple interest up to the earlier of age 80 or 100% of adjusted premiums.

(3) EPB: the death benefit is the greatest of the MAV, current account value, or contract value plus a percentage of the contract's growth. The contract's growth is account value less premiums net of withdrawals, subject to a cap of 200% of premiums net of withdrawals.

(4) APB: the death benefit is the greater of current account value or MAV, not to exceed current account value plus 25% times the greater of net premiums and MAV (each adjusted for premiums in the past 12 months).

(5) LIB: the death benefit is the greatest of current account value or MAV, net premiums paid, or a benefit amount that ratchets over time, generally based on market performance.

(6) Reset: the death benefit is the greatest of current account value, net premiums paid and the most recent five to seven year anniversary account value before age 80 (adjusted for withdrawals).

(7) Return of premium: the death benefit is the greater of current account value and net premiums paid.

The Company offers certain variable annuity products with a GMWB rider. The GMWB provides the policyholder with a guaranteed remaining balance ("GRB") if the account value is reduced to zero through a combination of market declines and withdrawals. The GRB is generally equal to premiums less withdrawals. However, annual withdrawals that exceed a specific percentage of the premiums paid may reduce the GRB by an amount greater than the withdrawals and may also impact the guaranteed annual withdrawal amount that subsequently applies after the excess annual withdrawals occur. For certain of the withdrawal benefit features, the policyholder also has the option, after a specified time period, to reset the GRB to the then-current account value, if greater. In addition, the Company has introduced features, for contracts issued beginning in the fourth quarter of 2005, that allow policyholders to receive the guaranteed annual withdrawal amount for as long as they are alive. Through this feature, the policyholder or their beneficiary will receive the GRB and the GRB is reset on an annual basis to the maximum anniversary account value subject to a cap.

The GMWB represents an embedded derivative in the variable annuity contracts that is required to be reported separately from the host variable annuity contract. The GMIB and GMAB reinsurance represent free-standing derivatives and are carried at fair value and reported in other policyholder funds. See Note 16 for additional disclosure concerning reinsurance agreements. The fair value of the GMWB obligation, as well as the GMIB and GMAB obligations, assumed from a related party are calculated based on actuarial and capital market assumptions related to the projected cash flows, including benefits and related contract charges, over the lives of the contracts, incorporating expectations concerning policyholder behavior. Because of the dynamic and complex nature of these cash flows, best estimate assumptions and stochastic techniques under a variety of market return scenarios are used. Estimating these cash flows involves numerous estimates including those regarding expected market rates of return, market volatility, correlations of market returns and discount rates. At each valuation date, the Company assumes expected returns based on risk-free rates as represented by the current LIBOR forward curve rates; market volatility assumptions for each underlying index based primarily on a blend of observed market

"implied volatility"; correlations of market returns across underlying indices based on actual observed market returns and relationships over the ten years preceding the valuation date; and current risk-free spot rates as represented by the current LIBOR spot curve to determine the present value of expected future cash flows produced in the stochastic projection process. As markets change, mature and evolve and actual policyholder behavior emerges, management continually evaluates the appropriateness of its assumptions. In addition, management regularly evaluates the valuation model, incorporating emerging valuation techniques where appropriate, including drawing on the expertise of market participants and valuation experts. During, the second quarter of 2007, the Company reflected newly reliable market inputs for volatility on Standard and Poor's ("S&P") 500, National Association of Securities Dealers Automated Quotations ("NASDAQ") and Europe, Australasia and Far East ("EAFE") index options.

As of December 31, 2007 and December 31, 2006, the embedded derivative (liability) asset recorded for GMWB, before reinsurance or hedging, was $(707) and $53, respectively. During 2007, 2006 and 2005 the change in value of the GMWB, before reinsurance and hedging, reported in realized gains (losses) was $(661), $121and ($64), respectively. Included in the realized gain (loss) for the years ended December 31, 2007 and 2006 were liability model refinements, changes in policyholder behavior assumptions and changes in other assumptions to reflect newly reliable market inputs for volatility of a net $(234) and $(2), respectively.

As of December 31, 2007 and 2006, $46.3 billion, or 82%, and $37.3 billion, or 77%, respectively, of account value representing substantially all of the contracts written after July 2003 with the GMWB feature, were unreinsured. In order to minimize the volatility associated with the unreinsured GMWB liabilities, the Company has established a risk management strategy. During the second and third quarter of 2007, as part of the Company's risk management strategy, the Company purchased two customized swap contracts which hedge certain capital market risk components for the remaining term of certain blocks of the non-reinsured GMWB riders. As of December 31, 2007, these swaps had a notional value of $12.8 billion. These customized derivative contracts provide protection from capital markets risks based on policyholder behavior assumptions as specified by the Company. The Company also uses other derivative instruments to hedge its unreinsured GMWB exposure including interest rate futures, S&P 500 and NASDAQ index options and futures contracts and EAFE Index swaps to hedge GMWB exposure to international equity markets. The total (reinsured and unreinsured) GRB as of December 31, 2007 and 2006 was $44.8 billion and $37.8 billion, respectively.

A contract is 'in the money' if the contract holder's GRB is greater than the account value. For contracts that were 'in the money' the Company's exposure, after reinsurance, as of December 31, 2007 and 2006, was $139 and $8, respectively. However, the only ways the contract holder can monetize the excess of the GRB over the account value of the contract is upon death or if their account value is reduced to zero through a combination of a series of withdrawals that do not exceed a specific percentage of the premiums paid per year and market declines. If the account value is reduced to zero, the contract holder will receive a period certain annuity equal to the remaining GRB. As the amount of the excess of the GRB over the account value can fluctuate with equity market returns on a daily basis, the ultimate amount to be paid by the Company, if any, is uncertain and could be significantly more or less than $139.

Account balances of contracts with guarantees were invested in variable separate accounts as follows:

                                      AS OF                      AS OF
                                  DECEMBER 31,               DECEMBER 31,
                                      2007                       2006
--------------------------------------------------------------------------------
ASSET TYPE
Equity securities                     $109,354                   $104,687
Cash and cash equivalents                9,975                      8,931
                                   -----------                -----------
                     TOTAL            $119,329                   $113,618
                                   -----------                -----------

As of December 31, 2007, approximately 12% of the equity securities above were invested in fixed income securities through these funds and approximately 88% were invested in equity securities.

9. SALES INDUCEMENTS

The Company currently offers enhanced crediting rates or bonus payments to contract holders on certain of its individual and group annuity products. The expense associated with offering a bonus is deferred and amortized over the life of the related contract in a pattern consistent with the amortization of deferred policy acquisition costs. Amortization expense associated with expenses previously deferred is recorded over the remaining life of the contract. Consistent with the Company's unlock, the Company unlocked the amortization of the sales inducement asset. See Note 1, for more information concerning the unlock.

Changes in deferred sales inducement activity were as follows for the years ended December 31,:

                                                         2007         2006
--------------------------------------------------------------------------------
BALANCE, BEGINNING OF PERIOD                              $397         $359
Cumulative effect of accounting change, pre-tax (SOP
 05-1)                                                      (1)          --
BALANCE, JANUARY 1, AS ADJUSTED                            396          359
Sales inducements deferred                                  97           84
Unlock                                                     (15)           4
Amortization charged to income                             (33)         (50)
                                                        ------       ------
BALANCE, END OF PERIOD                                    $445         $397
                                                        ------       ------

10. COMMITMENTS AND CONTINGENCIES

LITIGATION

The Company is involved in claims litigation arising in the ordinary course of business, both as a liability insurer defending or providing indemnity for third-party claims brought against insureds and as an insurer defending coverage claims brought against it. The Company accounts for such activity through the establishment of unpaid loss and loss adjustment expense reserves. Management expects that the ultimate liability, if any, with respect to such ordinary-course claims litigation, after consideration of provisions made for potential losses and costs of defense, will not be material to the consolidated financial condition, results of operations or cash flows of the Company.

The Company is also involved in other kinds of legal actions, some of which assert claims for substantial amounts. These actions include, among others, putative state and federal class actions seeking certification of a state or national class. Such putative class actions have alleged, for example, improper sales practices in connection with the sale of life insurance and other investment products; and improper fee arrangements in connection with mutual funds and structured settlements. The Company also is involved in individual actions in which punitive damages are sought, such as claims alleging bad faith in the handling of insurance claims. Management expects that the ultimate liability, if any, with respect to such lawsuits, after consideration of provisions made for estimated losses, will not be material to the consolidated financial condition of the Company. Nonetheless, given the large or indeterminate amounts sought in certain of these actions, and the inherent unpredictability of litigation, an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company's consolidated results of operations or cash flows in particular quarterly or annual periods.

BROKER COMPENSATION LITIGATION -- Following the New York Attorney General's filing of a civil complaint against Marsh & McLennan Companies, Inc., and Marsh, Inc. (collectively, "Marsh") in October 2004 alleging that certain insurance companies, including The Hartford, participated with Marsh in arrangements to submit inflated bids for business insurance and paid contingent commissions to ensure that Marsh would direct business to them, private plaintiffs brought several lawsuits against The Hartford predicated on the allegations in the Marsh complaint, to which The Hartford was not party. Among these is a multidistrict litigation in the United States District Court for the District of New Jersey. There are two consolidated amended complaints filed in the multidistrict litigation, one related to conduct in connection with the sale of property-casualty insurance and the other related to alleged conduct in connection with the sale of group benefits products. The Company is named in the group benefits products complaint. The complaints assert, on behalf of a putative class of persons who purchased insurance through broker defendants, claims under the Sherman Act, the Racketeer Influenced and Corrupt Organizations Act ("RICO"), state law, and in the case of the group benefits products complaint, claims under ERISA. The claims are predicated upon allegedly undisclosed or otherwise improper payments of contingent commissions to the broker defendants to steer business to the insurance company defendants. . The district court has dismissed the Sherman Act and RICO claims in both complaints for failure to state a claim and has granted the defendants' motions for summary judgment on the ERISA claims in the group-benefits products complaint . The district court further has declined to exercise supplemental jurisdiction over the state law claims, has dismissed those state law claims without prejudice, and has closed both cases. The plaintiffs have appealed the dismissal of the Sherman Act, RICO and ERISA claims.

REGULATORY DEVELOPMENTS

On July 23, 2007, The Hartford entered into an agreement (the "Agreement") with the New York Attorney General's Office, the Connecticut Attorney General's Office, and the Illinois Attorney General's Office to resolve (i) the previously disclosed investigations by these Attorneys General regarding, among other things, The Hartford's compensation agreements with brokers, alleged participation in arrangements to submit inflated bids, sale of fixed and individual annuities used to fund structured settlements, and marketing and sale of individual and group variable annuity products and (ii) the previously disclosed investigation by the New York Attorney General's Office of aspects of The Hartford's variable annuity and mutual fund operations related to market timing. In light of the Agreement, the Staff of the Securities and Exchange Commission has informed The Hartford that it has determined to conclude its previously disclosed investigation into market timing without taking any action. Under the terms of the Agreement, The Hartford paid $115, of which $84 represents restitution for market timing, $5 represents restitution for issues relating to the compensation of brokers, and $26 is a civil penalty.

Hartford Life recorded charges of $54, after-tax, in the aggregate, none of which was attributed to the Company, through the first quarter of 2007 to establish a reserve for the market timing matters and, based on the settlement discussed above, Hartford Life recorded an additional charge of $21, after-tax, in the second quarter of 2007. In the second quarter of 2007, $75, after-tax, representing all of the charges that had been recorded at Hartford Life, was attributed to and recorded at the Company.

LEASES

The rent paid to Hartford Fire for operating leases entered into by the Company was $27, $35 and $35 for the years ended December 31, 2007, 2006 and 2005, respectively. Included in Hartford Fire's operating leases are the principal executive offices of Hartford Life Insurance Company, together with its parent, which are located in Simsbury, Connecticut. Rental expense for the facility located in Simsbury, Connecticut, which expires on December 31, 2007, as this operating lease will be replaced by a capital lease between its parent Company HLA and Hartford Fire Insurance Company, amounted to approximately $6, $27 and $27 for the years ended December 31, 2007, 2006 and 2005, respectively.

Future minimum rental commitments on all operating leases are as follows:

2008                                                                         $17
2009                                                                          11
2010                                                                           8
2011                                                                           5
2012                                                                           2
Thereafter                                                                     2
                                                                            ----
                                                                     TOTAL  $ 45
                                                                            ----

TAX MATTERS

The Company's federal income tax returns are routinely audited by the Internal Revenue Service ("IRS"). The IRS began its audit of the 2002-2003 tax years in 2005 and the Company expects the audit to be concluded in early 2008. Management believes that adequate provision has been made in the financial statements for any potential assessments that may result from tax examinations and other tax-related matters for all open tax years.

The separate account dividends received deduction ("DRD") is estimated for the current year using information from the prior year-end, adjusted for current year equity market performance. The estimated DRD is generally updated in the third quarter for the provision-to-filed-return adjustments, and in the fourth quarter based on current year ultimate mutual fund distributions and fee income from the Company's variable insurance products. The actual current year DRD can vary from estimates based on, but not limited to, changes in eligible dividends received by the mutual funds, amounts of distributions from these mutual funds, amounts of short-term capital gains at the mutual fund level and the Company's taxable income before the DRD. The Company recorded benefits of $155, $174 and $184 related to the separate account DRD in the year ended December 31, 2007, December 31, 2006 and December 31, 2005, respectively. The 2007 benefit included a tax of $1 related to a true-up of the prior year tax return, the 2006 benefit included a benefit of $6 related to true-ups of prior years' tax returns and the 2005 benefit included a benefit of $3 related to a true-up of the prior year tax return

In Revenue Ruling 2007-61, issued on September 25, 2007, the IRS announced its intention to issue regulations with respect to certain computational aspects of the DRD on separate account assets held in connection with variable annuity contracts. Revenue Ruling 2007-61 suspended Revenue Ruling 2007-54, issued in August 2007 that purported to change accepted industry and IRS interpretations of the statutes governing these computational questions. Any regulations that the IRS ultimately proposes for issuance in this area will be subject to public notice and comment, at which time insurance companies and other members of the public will have the opportunity to raise legal and practical questions about the content, scope and application of such regulations. As a result, the ultimate timing and substance of any such regulations are unknown, but they could result in the elimination of some or all of the separate account DRD tax benefit that the Company receives. Management believes that it is highly likely that any such regulations would apply prospectively only.

The Company receives a foreign tax credit ("FTC") against its U.S. tax liability for foreign taxes paid by the Company including payments from its separate account assets. The separate account FTC is estimated for the current year using information from the most recent filed return, adjusted for the change in the allocation of separate account investments to the international equity markets during the current year. The actual current year FTC can vary from the estimates due to actual FTCs passed through by the mutual funds. The Company recorded benefits of $11 and $17 related to separate account FTC in the year ended December 31, 2007 and December 31, 2006, respectively. These amounts included benefits related to true-ups of prior years' tax returns of $0 and $7 in 2007 and 2006, respectively.

UNFUNDED COMMITMENTS

At December 31, 2007, the Company has outstanding commitments totaling $888, of which $616 is committed to fund limited partnership investments. These capital commitments can be called by the partnership during the commitment period (on average two to five years) to fund the purchase of new investments and partnership expenses. Once the commitment period expires, the Company is under no obligation to fund the remaining unfunded commitment but may elect to do so. The remaining outstanding commitments are primarily related to various funding obligations associated with investments in mortgage and construction loans. These have a commitment period of one month to three years.

GUARANTY FUND AND OTHER INSURANCE-RELATED ASSESSMENTS

In all states, insurers licensed to transact certain classes of insurance are required to become members of a guaranty fund. In most states, in the event of the insolvency of an insurer writing any such class of insurance in the state, members of the funds are assessed to pay certain claims of the insolvent insurer. A particular state's fund assesses its members based on their respective written premiums in the state for the classes of insurance in which the insolvent insurer was engaged. Assessments are generally limited for any year to one or two percent of premiums written per year depending on the state.

The Company accounts for guaranty fund and other insurance assessments in accordance with Statement of Position No. 97-3, "Accounting by Insurance and Other Enterprises for Insurance-Related Assessments". Liabilities for guaranty fund and other insurance-related assessments are accrued when an assessment is probable, when it can be reasonably estimated, and when the event obligating the Company to pay an imposed or probable assessment has occurred. Liabilities for guaranty funds and other insurance-related assessments are not discounted and are included as part of other liabilities in the Consolidated Balance Sheets. As of December 31, 2007 and 2006, the liability balance was $4 and $4, respectively. As of December 31, 2007 and 2006, $12 and $13, respectively, related to premium tax offsets were included in other assets.

11. INCOME TAX

The Company is included in The Hartford's consolidated Federal income tax return. The Company and The Hartford have entered into a tax sharing agreement under which each member in the consolidated U.S. Federal income tax return will make payments between them such that, with respect to any period, the amount of taxes to be paid by the Company, subject to certain tax adjustments, generally will be determined as though the Company were filing a separate Federal income tax return with current credit for net losses to the extent the losses provide a benefit in the consolidated return.

Income tax expense (benefit) is as follows:

                                                      FOR THE YEARS ENDED
                                                          DECEMBER 31,
                                                 2007         2006         2005
--------------------------------------------------------------------------------
Current                                           $106         $115          $71
Deferred                                            62          (12)         136
                                                ------       ------       ------
                            INCOME TAX EXPENSE    $168         $103         $207
                                                ------       ------       ------

A reconciliation of the tax provision at the U.S. Federal statutory rate to the provision (benefit) for income taxes is as follows:

                                                 FOR THE YEARS ENDED
                                                     DECEMBER 31,
                                            2007         2006         2005
--------------------------------------------------------------------------------
Tax provision at the U.S. federal
 statutory rate                              $318         $292         $391
Dividends received deduction                 (155)        (174)        (184)
Penalties                                       7           --            1
Foreign related investments                   (11)         (10)          (2)
Other                                           9           (5)           1
                                           ------       ------       ------
                                    TOTAL    $168         $103         $207
                                           ------       ------       ------

Deferred tax assets (liabilities) include the following as of December 31:

                                                    2007            2006
--------------------------------------------------------------------------------
DEFERRED TAX ASSETS
Tax basis deferred policy acquisition costs            $682            $568
Unrealized Loss on Investments                          294              --
Other Investment-related items                          455             179
Minimum tax credit                                      239             217
Foreign tax credit carryovers                            --               7
Other                                                    17              --
                                                  ---------       ---------
                       TOTAL DEFERRED TAX ASSETS      1,687             971
DEFERRED TAX LIABILITIES
Financial statement deferred policy acquisition
 costs and reserves                                  (1,775)         (1,252)
Net unrealized gains on equity securities                --            (169)
Employee benefits                                       (36)            (39)
Other                                                    --              (2)
                                                  ---------       ---------
                  TOTAL DEFERRED TAX LIABILITIES     (1,811)         (1,462)
                                                  ---------       ---------
                    TOTAL DEFERRED TAX LIABILITY      $(124)          $(491)
                                                  ---------       ---------

The Company had current federal income tax (payable) receivable of $62 and $(78) as of December 31, 2007 and 2006, respectively.

In management's judgment, the gross deferred tax asset will more likely than not be realized through reductions of future taxes. Accordingly, no valuation allowance has been recorded.

The Company or one of its subsidiaries files income tax returns in the U.S. federal jurisdiction, and various states and foreign jurisdictions. With few exceptions, the Company is no longer subject to U.S. federal, state and local, or non-U.S. income tax examinations by tax authorities for years before 2002. During 2005, the Internal Revenue Service ("IRS") commenced an examination of the Company's U.S. income tax returns for 2002 through 2003 that is anticipated to be completed in early 2008. The 2004 through 2006 examination will begin in 2008. The Company anticipates that it is reasonably possible that the Internal Revenue Service will issue the 2002-2003 Revenue Agent's Report within 12 months. The Company does not anticipate that the outcome of the audit will result in a material change to its financial position.

The Company adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes, on January 1, 2007. As a result of the adoption, the Company recognized an $11 decrease in the liability for unrecognized tax benefits and a corresponding increase in the January 1, 2007 balance of retained earnings. The Company had no balance of unrecognized tax benefits as of January 1, 2007 or December 31, 2007. The Company classifies interest and penalties (if applicable) as income tax expense in the financial statements.

12. DEBT

CONSUMER NOTES

On September 8, 2006, Hartford Life Insurance Company filed a shelf registration statement with the SEC (Registration Statement No. 333-137215), effective immediately, for the offering and sale of Hartford Life Income Notes SM and Hartford Life medium-term notes (collectively called "Consumer Notes"). There are no limitations on the ability to issue additional indebtedness in the form of Hartford Life Income Notes SM and Hartford Life medium-term notes.

Institutional Solutions Group began issuing Consumer Notes through its Retail Investor Notes Program in September 2006. A Consumer Note is an investment product distributed through broker-dealers directly to retail investors as medium-term, publicly traded fixed or floating rate, or a combination of fixed and floating rate, notes. In addition, discount notes, amortizing notes and indexed notes may also be offered and issued. Consumer Notes are part of the Company's spread-based business and proceeds are used to purchase investment products, primarily fixed rate bonds. Proceeds are not used for general operating purposes. Consumer Notes are offered weekly with maturities up to 30 years and varying interest rates and may include a call provision. Certain Consumer Notes may be redeemed by the holder in the event of death. Redemptions are subject to certain limitations, including calendar year aggregate and individual limits equal to the greater of $1 or 1% of the aggregate principal amount of the notes and $250 thousand per individual, respectively. Derivative instruments will be utilized to hedge the Company's exposure to interest rate risk in accordance with Company policy.

As of December 31, 2007 and 2006, $809 and $258 of consumer notes had been issued. As of December 31, 2007, these consumer notes have interest rates ranging from 4.75% to 6.25% for fixed notes and, for variable notes, either consumer price index plus 157 to 267 basis points, or indexed to the S&P 500, Dow Jones Industrials or the Nikkei 225. The aggregate maturities of consumer notes are as follows: $222 in 2008, $494 in 2009, $34 in 2010, $19 in 2011 and
$40 thereafter. For the year ended December 31, 2007 and 2006, interest credited to holders of consumer notes was $11 and $2, respectively.

13. STATUTORY RESULTS

                                                     FOR THE YEARS ENDED
                                                        DECEMBER 31,
                                              2007          2006          2005
--------------------------------------------------------------------------------
Statutory net income                            $255          $777          $393
                                             -------       -------       -------
Statutory capital and surplus                 $4,448        $3,276        $3,022
                                             -------       -------       -------

A significant percentage of the consolidated statutory surplus is permanently reinvested or is subject to various state regulatory restrictions which limit the payment of dividends without prior approval. The payment of dividends by Connecticut-domiciled insurers is limited under the insurance holding company laws of Connecticut. Under these laws, the insurance subsidiaries may only make their dividend payments out of unassigned surplus. These laws require notice to and approval by the state insurance commissioner for the declaration or payment of any dividend, which, together with other dividends or distributions made within the preceding twelve months, exceeds the greater of (i) 10% of the insurer's policyholder surplus as of December 31 of the preceding year or (ii) net income (or net gain from operations, if such company is a life insurance company) for the twelve-month period ending on the thirty-first day of December last preceding, in each case determined under statutory insurance accounting principles. In addition, if any dividend of a Connecticut-domiciled insurer exceeds the insurer's earned surplus, it requires the prior approval of the Connecticut Insurance Commissioner. The insurance holding company laws of the other jurisdictions in which The Hartford's insurance subsidiaries are incorporated (or deemed commercially domiciled) generally contain similar (although in certain instances somewhat more restrictive) limitations on the payment of dividends. As of December 31, 2007, the maximum amount of statutory dividends which may be paid by the Company in 2008, without prior approval, is $445.

The domestic insurance subsidiaries of the Company prepare their statutory financial statements in accordance with accounting practices prescribed by the applicable insurance department. Prescribed statutory accounting practices include publications of the National Association of Insurance Commissioners ("NAIC"), as well as state laws, regulations and general administrative rules.

14. PENSION PLANS, POSTRETIREMENT, HEALTH CARE AND LIFE INSURANCE BENEFIT AND SAVINGS PLANS

PENSION PLANS

Hartford Life's employees are included in The Hartford's non-contributory defined benefit pension and postretirement health care and life insurance benefit plans. Defined benefit pension expense, postretirement health care and life insurance benefits expense allocated by The Hartford to the Company, was $22, $22 and $21 for the years ended December 31, 2007, 2006 and 2005, respectively.

INVESTMENT AND SAVINGS PLAN

Substantially all U.S. employees are eligible to participate in The Hartford's Investment and Savings Plan under which designated contributions may be invested in common stock of The Hartford or certain other investments. These contributions are matched, up to 3% of compensation, by the Company. In 2004, the Company began allocating a percentage of base salary to the Plan for eligible employees. In 2007, employees who had salaries of less than $100,000 per year received a contribution of 1.5% of base salary and employees who had salaries of $100,000 or more per year received a contribution of 0.5% of base salary. The cost to Hartford Life for this plan was approximately $11, $9 and $8 for the years ended December 31, 2007, 2006 and 2005, respectively.

15. STOCK COMPENSATION PLANS

Hartford Life's employees are included in The Hartford 2005 Incentive Stock Plan and The Hartford Employee Stock Purchase Plan.

The Hartford has two primary stock-based compensation plans which are described below. Shares issued in satisfaction of stock-based compensation may be made available from authorized but unissued shares, shares held by The Hartford in treasury or from shares purchased in the open market. The Hartford typically issues new shares in satisfaction of stock-based compensation. Hartford Life was allocated compensation expense of $21 million, $19 million and $15 million for the years ended December 31, 2007, 2006 and 2005, respectively. Hartford Life's income tax benefit recognized for stock-based compensation plans was $7 million, $6 million and $5 million for the years ended December 31, 2007, 2006 and 2005, respectively. Hartford Life did not capitalize any cost of stock-based compensation.

STOCK PLAN

In 2005, the shareholders of The Hartford approved The Hartford 2005 Incentive Stock Plan (the "2005 Stock Plan"), which superseded and replaced The Hartford Incentive Stock Plan and The Hartford Restricted Stock Plan for Non-employee Directors. The terms of the 2005 Stock Plan are substantially similar to the terms of these superseded plans.

The 2005 Stock Plan provides for awards to be granted in the form of non-qualified or incentive stock options qualifying under Section 422 of the Internal Revenue Code, stock appreciation rights, restricted stock units, restricted stock, performance shares, or any combination of the foregoing.

The fair values of awards granted under the 2005 Stock Plan are measured as of the grant date and expensed ratably over the awards' vesting periods, generally three years. For stock option awards granted or modified in 2006 and later, the Company began expensing awards to retirement-eligible employees hired before January 1, 2002 immediately or over a period shorter than the stated vesting period because the employees receive accelerated vesting upon retirement and therefore the vesting period is considered non-substantive. If, prior to the adoption of SFAS 123(R), the Company had been expensing stock option awards to retirement-eligible employees over the shorter of the stated vesting period or the date of retirement eligibility, then the Company would have recognized an immaterial increase in net income for the year ended December 31, 2005 and an immaterial decrease in net income for the year ended December 31, 2004. All awards provide for accelerated vesting upon a change in control of The Hartford as defined in the 2005 Stock Plan.

STOCK OPTION AWARDS

Under the 2005 Stock Plan, all options granted have an exercise price equal to the market price of The Hartford's common stock on the date of grant, and an option's maximum term is ten years. Certain options become exercisable over a three year period commencing one year from the date of grant, while certain other options become exercisable at the later of the three years from the date of grant or upon the attainment of specified market appreciation of The Hartford's common shares. For any year, no individual employee may receive an award of options for more than 1,000,000 shares. As of December 31, 2007, The Hartford had not issued any incentive stock options under any plans.

For all options granted or modified on or after January 1, 2004, The Hartford uses a hybrid lattice/Monte-Carlo based option valuation model (the "valuation model") that incorporates the possibility of early exercise of options into the valuation. The valuation model also incorporates The Hartford's historical termination and exercise experience to determine the option value. For these reasons, the Hartford believes the valuation model provides a fair value that is more representative of actual experience than the value calculated under the Black-Scholes model.

SHARE AWARDS

Share awards are valued equal to the market price of The Hartford's common stock on the date of grant, less a discount for those awards that do not provide for dividends during the vesting period. Share awards granted under the 2005 Plan and outstanding include restricted stock units, restricted stock and performance shares. Generally, restricted stock units vest after three years and restricted stock vests in three to five years. Performance shares become payable within a range of 0% to 200% of the number of shares initially granted based upon the attainment of specific performance goals achieved over a specified period, generally three years. The maximum award of restricted stock units, restricted stock or performance shares for any individual employee in any year is 200,000 shares or units.

EMPLOYEE STOCK PURCHASE PLAN

In 1996, The Hartford established The Hartford Employee Stock Purchase Plan ("ESPP"). Under this plan, eligible employees of The Hartford may purchase common stock of The Hartford at a 15% discount from the lower of the closing market price at the beginning or end of the quarterly offering period. Employees purchase a variable number of shares of stock through payroll deductions elected as of the beginning of the quarter. The fair value is estimated based on the 15% discount off of the beginning stock price plus the value of three-month European call and put options on shares of stock at the beginning stock price calculated using the Black-Scholes model.

16. TRANSACTIONS WITH AFFILIATES

Transactions of the Company with Hartford Fire Insurance Company, Hartford Holdings and its affiliates relate principally to tax settlements, reinsurance, insurance coverage, rental and service fees, payment of dividends and capital contributions. In addition, an affiliated entity purchased group annuity contracts from the Company to fund structured settlement periodic payment obligations assumed by the affiliated entity as part of claims settlements with property casualty insurance companies and self-insured entities. As of December 31, 2007 and 2006 the Company had $4.8 billion and $3.8 billion of reserves for claim annuities purchased by affiliated entities. For the year ended December 31, 2007, 2006 and 2005, the Company recorded earned premiums of $525, $296 and $339 for these intercompany claim annuities. Substantially all general insurance expenses related to the Company, including rent and employee benefit plan expenses are initially paid by The Hartford. Direct expenses are allocated to the Company using specific identification, and indirect expenses are allocated using other applicable methods. Indirect expenses include those for corporate areas which, depending on type, are allocated based on either a percentage of direct expenses or on utilization.

Hartford Life sells fixed market value adjusted ("MVA") annuity products to customers in Japan. The yen based MVA product is written by HLIKK, a wholly owned Japanese subsidiary of Hartford Life and subsequently reinsured to the Company. As of

December 31, 2007 and 2006, $1.8 billion and $1.7 billion, respectively, of the account value had been assumed by the Company.

Effective August 31, 2005, a subsidiary of the Company, Hartford Life and Annuity Insurance Company ("HLAI"), entered into a reinsurance agreement with Hartford Life, Insurance KK ("HLIKK"), a wholly owned Japanese subsidiary of Hartford Life, Inc. ("Hartford Life"). Through this agreement, HLIKK agreed to cede and HLAI agreed to reinsure 100% of the risks associated with the in-force and prospective GMIB riders issued by HLIKK on its variable annuity business. Effective July 31, 2006, the agreement was modified to include the GMDB on covered contracts that have an associated GMIB rider. The modified reinsurance agreement applies to all contracts, GMIB riders and GMDB riders in-force and issued as of July 31, 2006 and prospectively, except for policies and GMIB riders issued prior to April 1, 2005, which were recaptured. Additionally, a tiered reinsurance premium structure was implemented. On the date of recapture, HLAI forgave the reinsurance derivative asset of $110 and paid HLIKK $38. The net result of the recapture was recorded as a dividend of $93, after-tax. GMIB riders issued by HLIKK subsequent to April 1, 2005 continue to be reinsured by HLAI. While the form of the agreement between HLAI and HLIKK for GMIB business is reinsurance, in substance and for accounting purposes the agreement is a free standing derivative. As such, the reinsurance agreement for GMIB business is recorded at fair value on the Company's balance sheet, with prospective changes in fair value recorded in net realized capital gains (losses) in net income.

Effective September 30, 2007, HLAI entered into another reinsurance agreement where HLIKK agreed to cede and HLAI agreed to reinsure 100% of the risks associated with the in-force and prospective GMAB, GMIB and GMDB riders issued by HLIKK on certain of its variable annuity business. The reinsurance of the GMAB riders is accounted for as a free-standing derivative in accordance with SFAS 133. Accordingly, the reinsurance of the GMAB is recorded at fair value on the Company's balance sheet, with prospective changes in fair value recorded in net realized capital gains (losses) in net income. The fair value of the GMAB is an asset of $2 at December 31, 2007.

The initial fair value of the derivative associated with new business will be recorded as an in substance capital contribution or distribution between these related parties. As of December 31, 2007 and 2006, the fair value of the GMIB reinsurance derivative was an asset (liability) of $(72) and $119, respectively. During the year ended December 31, 2007 the Company recorded a net capital contribution (dividend) of $17 and a pre-tax realized loss of $156, representing the change in fair value of the GMIB reinsurance derivative. During the year ended December 31, 2006, the Company recorded a net capital contribution of $74 (including the net result of the recapture) and a pre-tax realized loss of $53, representing the change in fair value of the reinsurance derivative. (Included in the 2006 pre-tax loss amounts was a net $60 of losses related to changes in policyholder behavior assumptions and modeling refinements made by the Company during the year ended December 31, 2006.)

The methodology for calculating the value of the reinsurance derivative's for GMIB and GMAB are consistent with the methodology used by the Company in valuing the guaranteed minimum withdrawal benefit rider sold with U.S. variable annuities. The calculation uses risk neutral Japanese capital market assumptions and includes estimates for dynamic policyholder behavior. The resulting reinsurance derivative value in Japanese yen is converted to U.S. dollars at the spot rate. Should actual policyholder behavior or capital markets experience emerge differently from these estimates, the resulting impact on the value of the reinsurance derivative could be material to the results of operations.

The contracts underlying the GMIB and GMAB reinsurance contracts are 'in the money' if the contract holder's GRB is greater than the account value. For contracts that were 'in the money' the Company's exposure related to GMIB and GMAB, as of December 31, 2007 and 2006, was $130 and $0, respectively. However, for GMIB's, the only way the contract holder can monetize the excess of the GRB over the account value of the contract is upon annuitization and the amount to be paid by the Company will either be in the form of a lump sum, or over the annuity period for certain GMIB's or over the annuity period only for other GMIB's. For GMAB's the only way that contract holder can monetize the excess of the GRB over the account value of the contract is through a lump sum payment after a ten year waiting period. As the amount of the excess of the GRB over the account value can fluctuate with equity market returns on a daily basis, the ultimate amount to be paid by the Company, if any, is uncertain and could be significantly more than $130.

The Reinsurance Agreement for GMDB business is accounted for under SOP 03-1 "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" ("SOP 03-1"). As of December 31, 2007 the liability for the assumed reinsurance of the GMDB and the net amount at risk was $4 and $380, respectively. As of December 31, 2006 the liability for the assumed reinsurance of the GMDB and the net amount at risk was immaterial.

The Company has issued a guarantee to retirees and vested terminated employees ("Retirees") of The Hartford Retirement Plan for U.S. Employees ("the Plan") who retired or terminated prior to January 1, 2004. The Plan is sponsored by The Hartford. The guarantee is an irrevocable commitment to pay all accrued benefits which the Retiree or the Retiree's designated beneficiary is entitled to receive under the Plan in the event the Plan assets are insufficient to fund those benefits and The Hartford is unable to provide sufficient assets to fund those benefits. The Company believes that the likelihood that payments will be required under this guarantee is remote.

Effective November 1, 2007, a subsidiary insurance company ("Ceding Company") entered into a coinsurance with funds withheld and modified coinsurance reinsurance agreement ("Agreement") with an affiliate reinsurance company ("Reinsurer") to provide statutory surplus relief for certain life insurance policies. The Agreement is accounted for as a financing transaction for GAAP. A standby unaffiliated third party Letter of Credit ("LOC") supports a portion of the statutory reserves that have been ceded to the Reinsurer.

17. QUARTERLY RESULTS FOR 2007 AND 2006 (UNAUDITED)

                                             MARCH 31,              JUNE 30,             SEPTEMBER 30,          DECEMBER 31,
                                        2007          2006     2007          2006     2007          2006     2007          2006
---------------------------------------------------------------------------------------------------------------------------------
Revenues                                $1,692        $1,623   $1,660        $1,272   $1,751        $1,523   $1,503        $1,671
Benefits, claims and expenses            1,360         1,286    1,551         1,198    1,337         1,259    1,450         1,512
Net income                                 262           259      110            93      290           231       78           148
                                       -------       -------  -------       -------  -------       -------  -------       -------

                                     PART C

                               OTHER INFORMATION

ITEM 26.  EXHIBITS

(a) Resolution of the Board of Directors of Hartford Life Insurance Company ("Hartford") authorizing the establishment of the Separate Account.(1)
(b)    Not Applicable.
(c)    Principal Underwriting Agreement.(2)
(d)    Form of Flexible Premium Variable Life Insurance Policy.(1)
(e)    Form of Application for Flexible Premium Variable Life Insurance
       Policies.(1)
(e)(1) Supplemental Form of Application for Flexible Premium Variable Life Insurance Policies.(7)
(f)    Certificate of Incorporation of Hartford(3) and Bylaws of Hartford.(4)
(g)    Contracts of Reinsurance.(5)
(h)    Form of Participation Agreement.(6)
(i)    Not Applicable.
(j)    Not Applicable.
(k) Opinion and consent of Jerry K. Scheinfeldt, Assistant Vice President and Assistant General Counsel.
(l)    Actuarial Opinion.(8)
(m)    Calculations.(8)
(n)    Consent of Deloitte & Touche, LLP.
(o)    No financial statement will be omitted.
(p)    Not Applicable.
(q)    Memorandum describing transfer and redemption procedures.(8)
(r)    Copy of Power of Attorney.

------------

(1) Incorporated by reference to Post-Effective Amendment No. 3 to the Registration Statement on Form S-6, File No. 33-53692, on April 20, 1995.

(2) Incorporated by reference to Post-Effective Amendment No. 4 to the Registration Statement on Form S-6, File No. 33-53692, on May 1, 1996.

(3) Incorporated by reference to Post-Effective Amendment No. 6, to the Registration Statement File No. 333-66343, filed on February 8, 2001.

(4) Incorporated by reference to Post-Effective Amendment No. 12 to the Registration statement on Form S-6, File No. 333-69485, filed with the Securities and Exchange Commission on April 9, 2001.

(5) Incorporated by reference to the Post-Effective Amendment No. 4 to the Registration Statement on Form S-6, File No. 333-07465, of Hartford Life Insurance Company filed with the Securities and Exchange Commission on April 12, 1999.

(6) Incorporated by reference to the Post-Effective Amendment No. 18 to the Registration Statement on Form N-6, File No. 333-50280, filed with the Securities and Exchange Commission on April 9, 2007.

(7) Incorporated by reference to Post-Effective Amendment No. 11 to the Registration Statement on Form N-6, File No. 333-109529, filed with the Securities and Exchange Commission on December 19, 2006.

(8) Incorporated by reference to the Post-Effective Amendment No. 19 to the Registration Statement on Form N-6, File No. 333-50280, filed with the Securities and Exchange Commission on April 9, 2008.

ITEM 27.  OFFICERS AND DIRECTORS.

NAME                                                            POSITION WITH HARTFORD
------------------------------------------------------------------------------------------------------------------
Daniel A. Andriola                  Vice President
Robert Arena                        Senior Vice President
Simpa Baiye                         Assistant Actuary
Lynn R. Banziruk                    Assistant Vice President
Richard E. Cady                     Assistant Vice President
David A. Carlson                    Director of Taxes, Senior Vice President
Christine D. Chaia                  Assistant Vice President
Kathleen C. Ciullo                  Vice President
Henry Collie                        Assistant Actuary
Richard G. Costello                 Vice President and Secretary
Rochelle S. Cummings                Vice President
James Davey                         Senior Vice President
Joseph G. Eck                       Vice President
Jason S. Frain                      Actuary, Assistant Vice President
John Giamalis                       Senior Vice President, Treasurer
Christopher M. Grinnell             Assistant Vice President
Susan M. Hess                       Vice President
Jeannie M. Iannello                 Vice President
Anne Iezzi                          Chief Compliance Officer, Vice President
Edward Jaworski                     Assistant Vice President
Thomas D. Jones                     Vice President
Stephen T. Joyce                    Senior Vice President, Director*
Thomas P. Kalmbach                  Vice President and Actuary
Paula Knake                         Assistant Vice President
Diane Krajewski                     Assistant Vice President
Alan J. Kreczko                     Executive Vice President and General Counsel
Lori A. LaForge                     Assistant Vice President
Glenn D. Lammey                     Chief Financial Officer, Executive Vice President, Director*
Dawn M. LeBlanc                     Assistant Vice President
Alice Longworth                     Assistant Vice President
Debra L. Ludovissie                 Assistant Vice President
Joseph F. Mahoney                   Vice President
Kenneth A. McCullum                 Senior Vice President and Actuary
Ernest M. McNeill, Jr.              Senior Vice President and Chief Accounting Officer
Jonathan L. Mercier                 Assistant Vice President
Peter J. Michalik                   Vice President
John J. Mittelstadt                 Vice President
Brian Murphy                        Executive Vice President
Jamie Ohl                           Vice President
John J. Pacheco, Jr.                Assistant Vice President
Colleen B. Pernerewski              Chief Compliance Officer of Separate Accounts
Craig R. Raymond                    Senior Vice President
Sharon Roberts                      Vice President
Stephen Roche                       Vice President
Michael J. Roscoe                   Vice President and Actuary
Richard Rubin                       Assistant Vice President
Scott R. Sanderson                  Vice President
Jerry K. Scheinfeldt                Assistant Vice President
Wade A. Seward                      Vice President
Martin A. Swanson                   Vice President
Charles D. Tatro                    Actuary, Assistant Vice President
James E. Trimble                    Senior Vice President and Chief Actuary

NAME                                                            POSITION WITH HARTFORD
------------------------------------------------------------------------------------------------------------------
Charles N. Vest                     Vice President and Actuary
Andrew J. Waggoner                  Vice President
Jean H. Walker                      Vice President
John C. Walters                     Co-Chief Executive Officer, Co-President, Director*
Richard J. Wirth                    Assistant Vice President
Lizabeth H. Zlatkus                 Chairman of the Board, Co-Chief Executive Officer, Co-President, Director*
David M. Znamierowski               Executive Vice President and Chief Investment Officer, Director*

Unless otherwise indicated, the principal business address of each of the above individuals is Hartford Plaza, Hartford, CT 06115.

* Denotes Board of Directors of Hartford.

ITEM 28. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

     Incorporated by reference to Post-Effective Amendment No. 19 to the Registration Statement, File No. 333-50280, filed on April 9, 2008.

ITEM 29.  INDEMNIFICATION

     Section 33-776 of the Connecticut General Statutes states that: "a corporation may provide indemnification of, or advance expenses to, a director, officer, employee or agent only as permitted by sections 33-770 to 33-779, inclusive."

     ARTICLE VIII, Section 1(a) of the By-laws of the Depositor (as amended and restated effective July 25, 2000) provides that the Corporation, to the fullest extent permitted by applicable law as then in effect, shall indemnify any person who was or is a director or officer of the Corporation and who was or is threatened to be made a defendant or respondent in any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative, arbitrative or investigative and whether formal or informal (including, without limitation, any action, suit or proceeding by or in the right of the Corporation to procure a judgment in its favor) (each, a Proceeding"), by reason of the fact that such a person was or is a director or officer of the Corporation or, while a director or officer of the Corporation, is or was serving at the request of the Corporation as a director, officer, partner, trustee, employee or agent of another domestic or foreign corporation, partnership, joint venture, trust, employee benefit plan or other entity (a "Covered Entity"), against all expenses (including attorneys' fees), judgments, fines and amounts paid in settlement and actually and reasonably incurred by such person in connection with such Proceeding. Any such former or present director or officer of the Corporation finally determined to be entitled to indemnification as provided in this Article VIII is hereinafter called an "Indemnitee". Until such final determination is made such former or present director or officer shall be a "Potential Indemnitee" for purposes of this Article VIII. Notwithstanding the foregoing provisions of this Section 1(a), the Corporation shall not indemnify an Indemnitee with respect to any Proceeding commenced by such Indemnitee unless the commencement of such Proceeding by such Indemnitee has been approved by a majority vote of the Disinterested Directors (as defined in Section 5(d)); provided however, that such approval of a majority of the Disinterested Directors shall not be required with respect to any Proceeding commenced by such Indemnitee after a Change in Control (as defined in Section 5(d)) has occurred.

     Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 30.  PRINCIPAL UNDERWRITERS

       (a) HESCO acts as principal underwriter for the following investment companies:

     Hartford Life Insurance Company - Separate Account VL I

     Hartford Life Insurance Company - Separate Account VL II

     Hartford Life Insurance Company - ICMG Secular Trust Separate Account

     Hartford Life Insurance Company - ICMG Registered Variable Life Separate Account A

     Hartford Life and Annuity Insurance Company - Separate Account VL I

     Hartford Life and Annuity Insurance Company - Separate Account VL II

     Hartford Life and Annuity Insurance Company - ICMG

     Registered Variable Life Separate Account One

       (b) Directors and Officers of HESCO

                                                      POSITIONS AND OFFICES
NAME                                                     WITH UNDERWRITER
-------------------------------------------------------------------------------------------------------
Diana Benken               Chief Financial Officer, Controller/FINOP
Brian Murphy               Chief Executive Officer, President/ILD Business Line Principal, Director
William D. Wilcox          AML Compliance Officer, Chief Legal Officer and Secretary
Joseph F. Mahoney          Vice President/IIP/HLPP
James Davey                Senior Vice President/RPG Business Line Principal, Director
John C. Walters            Director

     Unless otherwise indicated, the principal business address of each of the above individuals is Hartford Plaza, Hartford, CT 06115.

ITEM 31.  LOCATION OF ACCOUNTS AND RECORDS

     All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by Hartford at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

ITEM 32.  MANAGEMENT SERVICES

     All management contracts are discussed in Part A and Part B of this Registration Statement.

ITEM 33.  REPRESENTATION OF REASONABLENESS OF FEES

     Hartford hereby represents that the aggregate fees and charges under the Policy are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Hartford.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf, in the Town of Simsbury, and State of Connecticut on this 9th day of April, 2008.

HARTFORD LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL I
(Registrant)

By:    John C. Walters*                     *By:   /s/ Jerry K. Scheinfeldt
       -----------------------------------         -----------------------------------
       John C. Walters,                            Jerry K. Scheinfeldt
       Co-President, and Co-Chief                  Attorney-In-Fact
       Executive Officer*

By:    Lizabeth H. Zlatkus*
       -----------------------------------
       Lizabeth H. Zlatkus,
       Co-President, Co-Chief Executive
       Office and Chairman of the Board*

HARTFORD LIFE INSURANCE COMPANY
(Depositor)

By:    John C. Walters*
       -----------------------------------
       John C. Walters,
       Co-President, and Co-Chief
       Executive Officer*

By:    Lizabeth H. Zlatkus*
       -----------------------------------
       Lizabeth H. Zlatkus,
       Co-President, Co-Chief Executive
       Office and Chairman of the Board*

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons and in the capacities and on the dates indicated.

David A. Carlson, Senior Vice President,
 Director of Taxes*
Stephen T. Joyce, Senior Vice President, Director*
Glenn D. Lammey, Executive Vice President and
 Chief Financial Officer, Director*
Ernest M. McNeill, Jr., Senior Vice President &
  Chief Accounting Officer*                                        *By:   /s/ Jerry K. Scheinfeldt
                                                                          -----------------------------------
John C. Walters, Co-Chief Executive Officer and Co-President,             Jerry K. Scheinfeldt
 Director*                                                                Attorney-in-Fact
Lizabeth H. Zlatkus, Chairman of the Board, Co-Chief Executive     Date:  April 9, 2008
 Officer and Co-President, Director*
David M. Znamierowski, Executive Vice President & Chief
 Investment Officer, Director*

333-109529

                                 EXHIBIT INDEX

      1.1  Opinion and consent of Jerry K. Scheinfeldt, Assistant Vice President and Assistant General Counsel.
      1.2  Consent of Deloitte & Touche, LLP.
      1.3  Copy of Power of Attorney.